UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

CONSULTING GROUP CAPITAL MARKETS FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices)(Zip code)

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 454-3965

Date of fiscal year end:

August 31

Date of reporting period:

February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Consulting Group

Capital Markets Funds

Semi-Annual Report

»	February 28, 2015

•	Large Capitalization Growth Investments

•	Large Capitalization Value Equity Investments

•	Small Capitalization Growth Investments

•	Small Capitalization Value Equity Investments

•	International Equity Investments

•	Emerging Markets Equity Investments

•	Core Fixed Income Investments

•	High Yield Investments

•	International Fixed Income Investments

•	Municipal Bond Investments

•	Money Market Investments

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Consulting Group

Capital Markets Funds

DEAR SHAREHOLDER,

We are pleased to present you with the February 2015 Semi-Annual Report on the Consulting Group Capital Markets (CGCM) Funds.

Within the financial markets, arguably the most noteworthy story as 2014 came to a close was the plunge in energy prices, specifically crude oil. While the focus on energy-related developments has seemingly not received the same scrutiny as 2015 began to unfold, crude oil prices appeared to be still searching for that elusive ‘bottom.’ Needless to say, a more volatile investment environment has ensued for equities and fixed income in an aggregate sense, but for the six-month period ended February 28, 2015, both asset classes did manage to post positive returns.

It is interesting to note though, that in the case of equities, there have been mixed results around the globe during the period under review, as U.S.-based markets have experienced outperformance while both ex-U.S. developed and emerging market equities actually came in on the negative side of the ledger. Domestically, large-, mid-, and small-cap stocks all posted measurable gains with ‘growth’ leading ‘value’ over the trailing-six month period. More recently, the international arena has rebounded in a visible fashion, and has joined the U.S. markets in positive territory in the opening two months of 2015, with international developed markets registering the best performance during this timeframe. Certainly, an important supporting influence has been central bank policies. As highlighted by the ECB’s own Quantitative Easing (QE) announcement in January of this year, the lion’s share of global monetary policies are arguably skewed to the stimulus side of the equation, and are being tailored to combat any unwanted deflationary forces and boost the potential for renewed economic growth as well.

The one notable central bank that can be characterized as perhaps being ‘on the other side of the easing trade’ is the Federal Reserve (Fed). Indeed, after embarking on their tapering policy, the U.S. policymakers ended QE3 in October 2014. In fact, the Fed has taken the next step in their ‘exit strategy’; preparing the financial markets for ‘lift-off,’ or the first interest rate hike. In doing so, the policy statement which accompanies each Federal Open Market Committee (FOMC) meeting has been examined very closely for any clues to what this timetable could be. As a result, words such as “considerable time” and “patient” have taken center stage, but the bottom line message is that such a decision will be ‘data dependent,’ and the Yellen-led Fed will not necessarily be following the same script that former Chairman Greenspan used when the Fed began its last interest rate cycle in 2004. In other words, the current voting members seem to have a predilection to be less predictable this time around. Against this backdrop, the equity and fixed income arenas have begun looking at incoming economic data through the prism of when the first rate hike could ultimately occur.

The fixed income markets enjoyed a surprisingly good year in 2014. To be sure, entering the year, conventional wisdom centered around a rising rate outlook, especially for the U.S. Treasury (UST) 10-yr yield. However, the exact opposite occurred, as long duration investments were the ‘head-and shoulders’ outperformer. Even with the 2015 ‘starting point’ for the UST 10-yr yield being nearly 100 basis points (bp) below the prior year’s figure, long duration has still managed to outperform the short and intermediate sectors of the yield curve during the opening two months of the current calendar year. Increasingly, low sovereign debt yields, especially in the Euro Zone, have been a supporting influence for U.S. fixed income markets.

For the trailing six-month period ended February 28, 2015, positive returns have been mirrored closely in areas such as mortgage-backed securities (MBS), municipals, and investment grade corporates. High yield was adversely impacted by the aforementioned energy-related developments, while deflation concerns weighed on Treasury inflation-protected securities (TIPS) and emerging market debt (EMD) ended the year on a soft note. For the first two months of this year, high yield, TIPS, and EMD returns have all rebounded to positive territory.

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Consulting Group Capital Markets (CGCM) Funds

Large Capitalization Growth Investments climbed +8.2% higher in the semi-annual period ended February 28, 2015, falling short of the +8.5% performance gain in the Russell 1000® Growth Index, but exceeding the +7.8% total return of the average mutual fund included in Lipper’s Large-Cap Growth investment category. An overweight allocation to the Health Care sector combined with favorable security selections in the Health Care (biotechnology) and Consumer Staples (beverages) sectors helped relative returns in the six-month period. At the same time though, negative contributions from sector positioning, namely an overweight exposure to the Energy sector and an underweight allocation to the Consumer Staples sector, in addition to, unsuccessful stock picks in the Industrials (aerospace & defense) sector detracted from relative performance in the fiscal period.

Large Capitalization Value Equity Investments rose 0.7% in the fiscal period, as compared to the +3.5% increase of the Russell 1000® Value Index and the +3.1% total return of the average mutual fund included in Lipper’s Large-Cap Value investment category. Favorable security picks in the Utilities (multi-utilities) sector were offset by a blend of negative contributions from sector exposures (market weight Energy and underweight Consumer Staples/Financials) and security selections in the Energy (oil, gas & consumable fuels, energy equipment & services) and Health Care (health care equipment & supplies) sectors which detracted from returns and hurt relative performance in the semi-annual period. An exposure to mid-cap securities also contributed to the shortfall in excess returns.

Small Capitalization Growth Investments generated a total return of +11.4% in the six-month reporting period, ahead of both the +9.1% advance of the Russell 2000® Growth Index, and the +7.7% gain of the average mutual fund included in Lipper’s Small-Cap Growth investment category. A selective overweight allocation to the Health Care sector, in combination with, successful stocks in the Energy (oil, gas & consumable fuels, energy equipment & services), Industrials (air freight & logistics), and Health Care (biotechnology) sectors had a favorable impact on relative performance in the six-month performance period.

Small Capitalization Value Equity Investments declined -1.9% on an absolute basis in the most recent fiscal period and trailed the +2.3% increase of the Russell 2000® Value Index and the +1.1% rise of the average mutual fund included in Lipper’s Small-Cap Value investment category. In the semi-annual reporting period, negative contributions from sector exposures, including an overweight position in the Materials sector and an underweight allocation to the Financials sector, in addition to, unfavorable stock selections in the Industrials (construction & engineering, electrical equipment, building products) sector hindered relative performance. On the other hand however, successful security holdings in the Energy (oil gas & consumable fuels) and Financials (banks, insurance) sectors enhanced relative returns.

International Equity Investments posted six-month performance of -1.9%, marginally trailing the -1.3% decrease of the MSCI EAFE® Index (Net) and the -1.6% setback in the average mutual fund included in Lipper’s International Large-Cap Core investment category. A mix of negative contributions from country positioning and stock selections within sectors hurt relative returns in the fiscal period. An underweight position in Japan as well as allocations to South Korea and the U.S. combined with detracting contributions from stock selections in the Consumer Discretionary (automobiles), Energy (oil gas & consumable fuels), Industrials (commercial services & supplies), and Consumer Staples (food products/tobacco) sectors adversely affected six-month returns. Selective individual holdings in Hong Kong, France, the Netherlands, and Switzerland also hampered relative performance in the period. In contrast, sector exposures, including overweight allocations to the Consumer Discretionary and Information Technology sectors, as well as contributing country stock investments in the U.S., China, Germany, and Australia generally benefited returns in the semi-annual reporting period.

Emerging Markets Equity Investments experienced a decline of -11.0% in the fiscal period, as compared to the -8.3% loss of the MSCI Emerging Markets Index (Net) and the -8.6% pullback in the average mutual fund included in Lipper’s Emerging Markets investment category. Negative contributions from country positioning as well as investments and security picks within sectors unfavorably impacted relative performance in the six-month period. From a country standpoint, an overweight exposure to Canada and Brazil, as well as an underweight allocation to China and Taiwan impeded relative performance in the six-months ended February 28, 2015. Country picks in Russia, China, Hong Kong, and Mexico as well as stock selections in the Energy (oil gas & consumable fuels), Information Technology

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(internet software & services), Consumer Discretionary (specialty retail), and Financials (insurance) sectors additionally contributed to the shortfall in excess returns in the fiscal period. Conversely, aggregate sector exposures, particularly underweight allocations to the Energy and Materials sectors, combined with individual country holdings in India, South Korea, and Brazil boosted relative returns during the fiscal reporting period.

Core Fixed Income Investments’ six-month total return of +2.2% slightly trailed the +2.3% increase of the Barclays Capital U.S. Aggregate BondTM Index, but exceeded the +1.7% gain of the average mutual fund included in Lipper’s Core Bond Funds investment category. The greatest share of positive contributions in the semi-annual fiscal reporting period came from sector selections, particularly holdings in investment grade, with only a marginal boost coming from yield curve positioning. At the same time however, individual bond picks (oil/gas), high yield and emerging market debt selections, as well as duration positioning diminished relative returns.

High Yield Investments fell -2.6% in the reporting period, below the -0.1% decrease of the Barclays Capital U.S. High Yield Index and the -1.1% decline in the average mutual fund included in Lipper’s High Yield Funds investment category. Detracting contributions from interest rate management (duration), sector (overweight Energy), and individual bond selections, particularly in Energy, had a negative impact on relative performance in the six-month period. Selections in B-rated issues, in addition to, an underweight in BB-rated issues and an overweight to CCC-rated issues, also subtracted from relative returns.

International Fixed Income Investments climbed +4.3% over the six-month fiscal period, marginally behind the +4.4% rise of the Citigroup Non-USD World Government Bond Index (USD) Hedged, but considerably ahead of the -4.5% return retreat for the average mutual fund included in Lipper’s International Income investment category. Gains from country allocations (exposure to Italy and Spain) and yield curve positioning benefited relative returns in the fiscal performance period, but were offset by detracting contributions from duration interest rate management and investment grade sector decisions. In addition, relative performance was also affected by the generally strong performance of the U.S. dollar as well as the fund’s mandate to hedge a majority of its foreign currency exposure. Notably, the mutual funds included in Lipper’s investment category include funds that may or may not hedge their foreign currency exposure.

Municipal Bond Investments generated a return of +2.0% in the fiscal period, lower than the +2.2% performance of the Barclays Capital U.S. Municipal Bond Index and also behind the +2.4% rise of the average mutual fund included in Lipper’s General and Insured Municipal Debt investment category. Positioning along the yield curve and an emphasis on higher credit quality issues affected relative performance during the fiscal period. In the six-month semi-annual reporting period, longer-term maturity municipal bonds were generally the best performers, and additionally, lower-rated municipal debt typically outpaced their higher-rated counterparts.

Coming into the new year, consensus expectations were looking for a robust start from an economic perspective. It was widely believed that the decline in energy prices would serve as a ‘tax break’ for the consumer, boosting U.S. household spending, accordingly. The evidence thus far has suggested the consumer has chosen to save more of this ‘windfall’ than previously expected, and when combined with difficult winter weather conditions and the West Coast port strike, Q1 real GDP forecasts have been trimmed back considerably. Upcoming economic data will be viewed as a referendum of sorts to see if this soft patch is temporary or not, a development investors have seen played out repeatedly over the last few years.

Economic cycles vary and global financial markets can and do experience periods of uncertainty and volatility. An ability to maintain a balanced, diversified portfolio and a long-term perspective, consistent with time horizons and risk tolerances may assist in pursuing individual investment goals. Investors are encouraged to be acquainted with their individual investments. Market participants in need of personal assistance should seek guidance from their Financial Advisor.

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We appreciate your continued confidence in Morgan Stanley Wealth Management and choosing to invest in the CGCM Funds.

Sincerely,

James J. Tracy

Chief Executive Officer

April 17, 2015

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The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at https://morganstanley.com/cgcm.

Shares of the Funds are available to participants in certain investment advisory programs sponsored by Morgan Stanley, including TRAK® CGCM, Select UMA, Consulting Group Advisor and Portfolio Management. The services offered through these programs may provide investors with asset allocation recommendations, which are implemented through the Funds. Under an investment advisory program, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum shareholder fee (in addition to annual fund operating expenses) for assets invested in the Consulting Group Capital Markets Funds (“Trust”) through the TRAK® CGCM or Consulting Group Advisor investment advisory programs is 2.00% of average quarter-end net assets. The maximum shareholder fee (in addition to annual fund operating expenses) for assets invested in the Trust through the Select UMA and the Portfolio Management investment advisory programs is 2.50% and 3.00% of average quarter-end net assets, respectively. The maximum shareholder fees vary between the investment advisory programs because of differences in the services provided through the programs and other factors. Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets. These fees may be reduced in certain circumstances. These fees may be paid either by redemption of shares of the Funds or by a separate payment.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

RISKS: Certain of the Funds may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

i.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
ii.	The Lipper Large-Cap Growth Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have above-average characteristics compared to the S&P 500 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
iii.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
iv.	The Lipper Large-Cap Value Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have below-average characteristics compared to the S&P 500 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
v.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
vi.	The Lipper Small-Cap Growth Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have above-average characteristics compared to the S&P SmallCap 600 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
vii.	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
viii.	The Lipper Small-Cap Value Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have below-average characteristics compared to the S&P SmallCap 600 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
ix.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

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x.	The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE® Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xi.	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xii.	The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xiii.	The Barclays Capital U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government- related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xiv.	The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xv.	The Barclays Capital U.S. Corporate High-Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xvi.	The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xvii.	The Citigroup Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the Citigroup World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xviii.	The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xix.	The Barclays Capital U.S. Municipal Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xx.	The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

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Performance of the Consulting Group Capital Markets Funds For the Six Months Ended February 28, 2015†* (unaudited)

Large Capitalization Growth Investments	8.18%
Russell 1000® Growth Index (1)	8.46

Large Capitalization Value Equity Investments	0.68
Russell 1000® Value Index (2)	3.48

Small Capitalization Growth Investments	11.41
Russell 2000® Growth Index (3)	9.11

Small Capitalization Value Equity Investments	-1.90
Russell 2000® Value Index (4)	2.31

International Equity Investments	-1.93
The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) (5)	-1.26

Emerging Markets Equity Investments	-10.95
MSCI Emerging Markets Index (Net) (6)	-8.30

Core Fixed Income Investments	2.16
Barclays Capital U.S. Aggregate BondTM Index (7)	2.25

High Yield Investments	-2.57
Barclays Capital U.S. Corporate High-Yield Index (8)	-0.08

International Fixed Income Investments	4.27
Citigroup Non-USD World Government Bond Index (USD) Hedged (9)	4.41

Municipal Bond Investments	1.98
Barclays Capital U.S. Municipal Bond Index (10)	2.20

Money Market Investments**	0.00
90-day Treasury Bill Index	0.01

See pages VII through VIII for all footnotes.

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FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/cgcm.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 3.00%, depending on the particular program in which you invest.

**	Consulting Group Advisory Services, LLC (“CGAS”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

1.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

2.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Index consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

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7.	The Barclays Capital U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Barclays Capital U.S. Corporate High-Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Citigroup Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the Citigroup World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

10.	The Barclays Capital U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

IX

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 3.00% depending on the particular program through which you invest; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2014 and held for the six months ended February 28, 2015.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)		Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Large Capitalization Growth Investments	8.18%		$1,000.00	$1,081.80	0.66%	$3.43
Large Capitalization Value Equity Investments	0.68%		1,000.00	1,006.80	0.67%	3.32
Small Capitalization Growth Investments	11.41%		1,000.00	1,114.10	0.92%	4.83
Small Capitalization Value Equity Investments	-1.90%		1,000.00	981.00	0.92%	4.54
International Equity Investments	-1.93%		1,000.00	980.70	0.79%	3.86
Emerging Markets Equity Investments	-10.95%		1,000.00	890.50	1.00%	4.68
Core Fixed Income Investments	2.16%		1,000.00	1,021.60	0.54%	2.71
High Yield Investments	-2.57%		1,000.00	974.30	0.71%	3.49
International Fixed Income Investments	4.27%		1,000.00	1,042.70	0.71%	3.57
Municipal Bond Investments	1.98%		1,000.00	1,019.80	0.61%	3.05
Money Market Investments	0.00	%(5)	1,000.00	1,000.00	0.15%	0.75

(1)	For the six months ended February 28, 2015.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 3.00% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expenses reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided 365 (to reflect the one-half year period).
(5)	CGAS, a business of MSSBH, voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothethical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Large Capitalization Growth Investments	5.00%	$1,000.00	$1,024.76	0.66%	$3.34
Large Capitalization Value Equity Investments	5.00%	1,000.00	1,024.76	0.67%	3.35
Small Capitalization Growth Investments	5.00%	1,000.00	1,024.75	0.92%	4.62
Small Capitalization Value Equity Investments	5.00%	1,000.00	1,024.75	0.92%	4.64
International Equity Investments	5.00%	1,000.00	1,024.76	0.79%	3.94
Emerging Markets Equity Investments	5.00%	1,000.00	1,024.74	1.00%	5.02
Core Fixed Income Investments	5.00%	1,000.00	1,024.77	0.54%	2.72
High Yield Investments	5.00%	1,000.00	1,024.76	0.71%	3.58
International Fixed Income Investments	5.00%	1,000.00	1,024.76	0.71%	3.54
Municipal Bond Investments	5.00%	1,000.00	1,024.76	0.61%	3.06
Money Market Investments	5.00%	1,000.00	1,024.79	0.15%	0.76

(1)	For the six months ended February 28, 2015.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided 365 (to reflect the one-half year period).

Schedules of Investments

February 28, 2015 (unaudited)

Large Capitalization Growth Investments

Shares/Units	Security	Value
COMMON STOCKS — 97.2%
CONSUMER DISCRETIONARY — 20.5%
Auto Components — 1.1%
261,440	Delphi Automotive PLC	$20,611,930

Distributors — 0.1%
71,854	LKQ Corp.*	1,765,812

Diversified Consumer Services — 0.1%
29,915	Bright Horizons Family Solutions Inc.*	1,516,691

Hotels, Restaurants & Leisure — 2.3%
14,626	Chipotle Mexican Grill Inc., Class A Shares*	9,725,851
19,749	Dunkin’ Brands Group Inc.	925,438
227,272	Hilton Worldwide Holdings Inc.*	6,424,979
36,648	MGM Resorts International*	796,361
98,230	Starbucks Corp.	9,183,032
38,300	Wynn Resorts Ltd.	5,457,750
109,910	Yum! Brands Inc.	8,914,800

	Total Hotels, Restaurants & Leisure	41,428,211

Household Durables — 0.5%
12,585	Harman International Industries Inc.	1,736,604
37,565	Whirlpool Corp.	7,961,902

	Total Household Durables	9,698,506

Internet & Catalog Retail — 4.3%
25,500	Amazon.com Inc.*	9,694,080
785,750	Liberty Interactive Corp., Class A Shares*	23,203,197
3,308	NetFlix Inc.*	1,571,002
26,665	Priceline Group Inc. (The)*	32,997,404
123,454	TripAdvisor Inc.*	11,018,270

	Total Internet & Catalog Retail	78,483,953

Leisure Products — 0.6%
39,504	Brunswick Corp.	2,142,697
63,900	Polaris Industries Inc.(a)	9,797,787

	Total Leisure Products	11,940,484

Media — 4.5%
292,130	Comcast Corp., Class A Shares	17,346,679
151,829	Discovery Communications Inc., Class A Shares*	4,904,077
410,581	Discovery Communications Inc., Class C Shares*	12,526,826
47,233	Imax Corp.*	1,651,738
266,200	Liberty Global PLC, Series C*	13,887,654
104,300	Time Warner Inc.	8,537,998
296,630	Twenty-First Century Fox Inc., Class A Shares	10,382,050
121,420	Walt Disney Co. (The)	12,637,394

	Total Media	81,874,416

Multiline Retail — 0.7%
153,850	Dollar Tree Inc.*	12,258,768

Specialty Retail — 3.8%
11,322	Advance Auto Parts Inc.	1,754,117
57,416	DSW Inc., Class A Shares	2,164,009
27,980	GNC Holdings Inc., Class A Shares	1,345,558
184,150	Home Depot Inc. (The)	21,131,213
226,628	L Brands Inc.	20,818,048
8,830	O’Reilly Automotive Inc.*	1,837,788

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 20.5% — (continued)
Specialty Retail — 3.8% — (continued)
29,307	Ross Stores Inc.	$3,100,974
264,900	Sally Beauty Holdings Inc.*	8,879,448
140,035	TJX Cos., Inc. (The)	9,612,002

	Total Specialty Retail	70,643,157

Textiles, Apparel & Luxury Goods — 2.5%
19,116	Lululemon Athletica Inc.*(a)	1,308,299
18,380	Michael Kors Holdings Ltd.*	1,238,996
231,500	NIKE Inc., Class B Shares	22,483,280
149,700	Under Armour Inc., Class A Shares*	11,528,397
115,426	V.F. Corp.	8,848,557

	Total Textiles, Apparel & Luxury Goods	45,407,529

	TOTAL CONSUMER DISCRETIONARY	375,629,457

CONSUMER STAPLES — 4.8%
Beverages — 1.3%
18,370	Brown-Forman Corp., Class B Shares	1,684,345
182,710	Constellation Brands Inc., Class A Shares*	20,960,491
8,989	Monster Beverage Corp.*	1,268,528

	Total Beverages	23,913,364

Food & Staples Retailing — 2.2%
64,240	Costco Wholesale Corp.	9,440,711
24,632	United Natural Foods Inc.*	2,045,441
342,600	Walgreens Boots Alliance, Inc.	28,463,208

	Total Food & Staples Retailing	39,949,360

Food Products — 0.8%
31,518	Hain Celestial Group Inc. (The)*	1,970,821
103,466	Hershey Co. (The)	10,737,701
9,709	Mead Johnson Nutrition Co., Class A Shares	1,017,115

	Total Food Products	13,725,637

Personal Products — 0.5%
115,390	Estee Lauder Cos., Inc. (The), Class A Shares	9,539,291

	TOTAL CONSUMER STAPLES	87,127,652

ENERGY — 4.5%
Energy Equipment & Services — 0.4%
175,580	Halliburton Co.	7,539,405
17,930	US Silica Holdings Inc.(a)	581,112

	Total Energy Equipment & Services	8,120,517

Oil, Gas & Consumable Fuels — 4.1%
24,767	Cabot Oil & Gas Corp.	718,243
43,357	Carrizo Oil & Gas Inc.*	2,063,360
29,540	Continental Resources Inc.*(a)	1,314,235
143,775	EOG Resources Inc.	12,899,493
48,815	EP Energy Corp., Class A Shares*(a)	549,169
318,850	Kinder Morgan Inc.	13,076,038
65,400	Pioneer Natural Resources Co.	9,974,808
262,400	Suncor Energy Inc.	7,898,240
179,240	Valero Energy Corp.	11,057,315
299,950	Williams Cos., Inc. (The)	14,709,548

	Total Oil, Gas & Consumable Fuels	74,260,449

	TOTAL ENERGY	82,380,966

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
FINANCIALS — 6.6%
Banks — 0.7%
198,000	Citigroup Inc.	$10,379,160
13,278	Signature Bank*	1,637,841
9,010	SVB Financial Group*	1,107,329

	Total Banks	13,124,330

Capital Markets — 1.3%
45,400	Affiliated Managers Group Inc.*	9,825,468
69,051	E*Trade Financial Corp.*	1,797,743
53,896	Raymond James Financial Inc.	3,079,078
118,560	State Street Corp.	8,826,792
46,387	WisdomTree Investments Inc.	866,973

	Total Capital Markets	24,396,054

Consumer Finance — 0.6%
160,380	Discover Financial Services	9,779,973

Diversified Financial Services — 2.1%
122,750	Intercontinental Exchange Inc.	28,890,440
87,100	McGraw Hill Financial Inc.	8,980,010

	Total Diversified Financial Services	37,870,450

Insurance — 0.2%
22,861	Allied World Assurance Co. Holdings AG	924,728
20,087	Aon PLC	2,015,931
22,226	Arthur J. Gallagher & Co.	1,044,400

	Total Insurance	3,985,059

Real Estate Investment Trusts (REITs) — 1.7%
267,450	Crown Castle International Corp.	23,083,609
45,280	Simon Property Group Inc.	8,619,501

	Total Real Estate Investment Trusts (REITs)	31,703,110

	TOTAL FINANCIALS	120,858,976

HEALTH CARE — 19.6%
Biotechnology — 5.8%
49,714	Alkermes PLC*	3,492,408
46,885	Biogen Idec Inc.*	19,203,627
9,951	BioMarin Pharmaceutical Inc.*	1,065,454
597,569	Celgene Corp.*	72,622,560
58,700	Gilead Sciences Inc.*	6,077,211
28,148	Incyte Corp. Ltd.*	2,416,506
13,173	Medivation Inc.*	1,548,223

	Total Biotechnology	106,425,989

Health Care Equipment & Supplies — 0.8%
87,667	Cooper Cos., Inc. (The)	14,374,758

Health Care Providers & Services — 1.9%
142,719	Cardinal Health Inc.	12,557,845
56,276	Centene Corp.*	3,458,723
24,359	HealthSouth Corp.	1,058,642
15,982	Humana Inc.	2,627,121
50,800	McKesson Corp.	11,617,960
29,082	MEDNAX Inc.*	2,078,490
12,646	Molina Healthcare Inc.*	805,424
13,619	Universal Health Services Inc., Class B Shares	1,543,714

	Total Health Care Providers & Services	35,747,919

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
HEALTH CARE — 19.6% — (continued)
Health Care Technology — 0.1%
20,587	Cerner Corp.*	$1,483,499

Life Sciences Tools & Services — 0.6%
12,325	Illumina Inc.*	2,409,045
64,940	Thermo Fisher Scientific Inc.	8,442,200

	Total Life Sciences Tools & Services	10,851,245

Pharmaceuticals — 10.4%
297,170	AbbVie Inc.	17,978,785
72,420	Actavis PLC*	21,100,291
137,386	Allergan Inc.	31,975,218
190,070	Endo International PLC*	16,269,992
91,650	Jazz Pharmaceuticals PLC*	15,588,748
13,471	Mylan Inc.*	772,225
321,900	Novo Nordisk AS, ADR	15,370,725
144,510	Perrigo Co. PLC	22,322,460
33,500	Shire PLC, ADR	8,103,985
341,060	Teva Pharmaceutical Industries Ltd., ADR	19,447,241
81,100	Valeant Pharmaceuticals International, Inc.*	16,015,628
118,600	Zoetis Inc., Class A Shares	5,466,274

	Total Pharmaceuticals	190,411,572

	TOTAL HEALTH CARE	359,294,982

INDUSTRIALS — 6.3%
Aerospace & Defense — 1.0%
38,263	Precision Castparts Corp.	8,276,287
219,430	Textron Inc.	9,722,943

	Total Aerospace & Defense	17,999,230

Airlines — 1.2%
62,479	American Airlines Group Inc.	2,992,744
184,100	Delta Air Lines Inc.	8,196,132
31,051	Spirit Airlines Inc.*	2,415,147
120,720	United Continental Holdings Inc.*	7,868,529

	Total Airlines	21,472,552

Commercial Services & Supplies — 0.3%
14,226	Cintas Corp.	1,187,587
46,408	Copart Inc.*	1,736,587
34,341	KAR Auction Services Inc.	1,252,416
8,846	Stericycle Inc.*	1,193,945

	Total Commercial Services & Supplies	5,370,535

Electrical Equipment — 0.4%
124,090	AMETEK Inc.	6,594,143

Industrial Conglomerates — 0.6%
109,610	Danaher Corp.	9,566,761
8,707	Roper Industries Inc.	1,459,032

	Total Industrial Conglomerates	11,025,793

Machinery — 1.1%
114,987	Caterpillar Inc.	9,532,422
112,710	PACCAR Inc.	7,219,075
12,028	Pall Corp.	1,212,543
28,929	Wabtec Corp.	2,745,073

	Total Machinery	20,709,113

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
INDUSTRIALS — 6.3% — (continued)
Marine — 0.0%
10,101	Kirby Corp.*	$778,585

Professional Services — 0.5%
6,761	Equifax Inc.*	631,274
8,692	IHS Inc., Class A Shares*	1,021,571
166,760	Nielsen NV(a)	7,539,220

	Total Professional Services	9,192,065

Road & Rail — 1.2%
204,020	CSX Corp.	6,999,926
18,438	J.B. Hunt Transport Services Inc.	1,576,449
118,900	Union Pacific Corp.	14,298,914

	Total Road & Rail	22,875,289

	TOTAL INDUSTRIALS	116,017,305

INFORMATION TECHNOLOGY — 31.8%
Communications Equipment — 2.3%
51,320	Palo Alto Networks Inc.*	7,298,730
467,445	QUALCOMM Inc.	33,894,437

	Total Communications Equipment	41,193,167

Electronic Equipment, Instruments & Components — 0.7%
47,412	Amphenol Corp., Class A Shares	2,676,882
147,800	TE Connectivity Ltd.	10,660,814

	Total Electronic Equipment, Instruments & Components	13,337,696

Internet Software & Services — 10.1%
112,677	Akamai Technologies Inc.*	7,832,178
52,900	Alibaba Group Holding Ltd., ADR*(a)	4,502,848
93,685	Baidu Inc., ADR*	19,088,319
466,225	eBay Inc.*	26,999,090
100,314	Equinix Inc.	22,487,891
442,370	Facebook Inc., Class A Shares*	34,933,959
53,963	Google Inc., Class A Shares*	30,361,203
56,763	Google Inc., Class C Shares*	31,696,459
143,676	Yelp Inc., Class A Shares*(a)	6,896,448

	Total Internet Software & Services	184,798,395

IT Services — 5.5%
9,565	Alliance Data Systems Corp.*	2,663,948
13,556	Gartner Inc.*	1,126,639
29,172	Global Payments Inc.	2,679,740
22,959	Jack Henry & Associates Inc.	1,503,814
344,640	MasterCard Inc., Class A Shares	31,062,403
45,241	Vantiv Inc., Class A Shares*	1,673,465
220,650	Visa Inc., Class A Shares	59,864,552

	Total IT Services	100,574,561

Semiconductors & Semiconductor Equipment — 1.6%
69,190	ARM Holdings PLC, ADR	3,699,589
25,891	Avago Technologies Ltd., Class A Shares	3,304,210
101,452	Lam Research Corp.	8,365,732
304,500	Micron Technology Inc.*	9,339,015
36,094	NXP Semiconductor NV*	3,064,200
13,682	Synaptics Inc.*	1,175,968

	Total Semiconductors & Semiconductor Equipment	28,948,714

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 31.8% — (continued)
Software — 6.7%
151,900	Adobe Systems Inc.*	$12,015,290
112,920	Cadence Design Systems Inc.*	2,072,647
21,610	CDK Global, Inc.	1,011,996
370,480	Electronic Arts Inc.*	21,184,046
1,783	Fair Isaac Corp.	151,769
71,939	Fortinet Inc.*	2,417,870
126,207	Intuit Inc.	12,321,589
916,303	Microsoft Corp.	40,179,887
22,325	Red Hat Inc.*	1,543,104
202,910	Salesforce.com Inc.*	14,077,896
89,400	ServiceNow Inc.*	6,817,644
36,043	SS&C Technologies Holdings Inc.	2,187,089
73,200	Workday Inc., Class A Shares*	6,258,600

	Total Software	122,239,427

Technology Hardware, Storage & Peripherals — 4.9%
546,485	Apple Inc.	70,201,463
309,080	EMC Corp.	8,944,775
102,300	Western Digital Corp.	10,944,054

	Total Technology Hardware, Storage & Peripherals	90,090,292

	TOTAL INFORMATION TECHNOLOGY	581,182,252

MATERIALS — 2.1%
Chemicals — 2.0%
29,342	Cytec Industries Inc.	1,541,335
164,420	Monsanto Co.	19,801,101
53,525	PPG Industries Inc.	12,598,714
11,559	Sherwin-Williams Co. (The)	3,296,627

	Total Chemicals	37,237,777

Construction Materials — 0.1%
21,665	Eagle Materials Inc.	1,700,703

	TOTAL MATERIALS	38,938,480

TELECOMMUNICATION SERVICES — 1.0%
Diversified Telecommunication Services — 0.4%
37,514	Cogent Communications Holdings Inc.	1,377,514
115,090	Verizon Communications Inc.	5,691,201

	Total Diversified Telecommunication Services	7,068,715

Wireless Telecommunication Services — 0.6%
84,402	SBA Communications Corp., Class A Shares*	10,525,773

	TOTAL TELECOMMUNICATION SERVICES	17,594,488

	TOTAL COMMON STOCKS (Cost — $1,136,330,019)	1,779,024,558

Face Amount
SHORT-TERM INVESTMENTS (b) — 3.4%
MONEY MARKET FUND — 1.5%
$28,369,185	Invesco STIT — Government & Agency Portfolio(c) (Cost — $28,369,184)	28,369,184

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Face Amount	Security	Value
TIME DEPOSITS — 1.9%
$21,399,162	Barclays Bank PLC — London, 0.030% due 3/2/15	$21,399,162
12,695,298	JPMorgan Chase & Co. — Nassau, 0.030% due 3/2/15	12,695,298

	TOTAL TIME DEPOSITS (Cost — $34,094,460)	34,094,460

	TOTAL SHORT-TERM INVESTMENTS (Cost — $62,463,644)	62,463,644

	TOTAL INVESTMENTS — 100.6% (Cost — $1,198,793,663#)	1,841,488,202

	Liabilities in Excess of Other Assets — (0.6)%	(10,696,488)

	TOTAL NET ASSETS — 100.0%	$1,830,791,714

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.9%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company

Summary of Investments by Security Sector^
Information Technology	31.6%
Consumer Discretionary	20.4
Health Care	19.5
Financials	6.6
Industrials	6.3
Consumer Staples	4.7
Energy	4.5
Materials	2.1
Telecommunication Services	0.9
Short-Term Investments	3.4

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
COMMON STOCKS — 96.3%
CONSUMER DISCRETIONARY — 10.7%
Automobiles — 1.8%
1,556,500	Ford Motor Co.	$25,433,210

Diversified Consumer Services — 0.1%
67,159	H&R Block Inc.	2,293,480

Hotels, Restaurants & Leisure — 1.7%
120,000	McDonald’s Corp.	11,868,000
575,000	MGM Resorts International*	12,494,750

	Total Hotels, Restaurants & Leisure	24,362,750

Household Durables — 1.3%
300,000	Sony Corp., ADR	8,496,000
44,900	Whirlpool Corp.	9,516,555

	Total Household Durables	18,012,555

Internet & Catalog Retail — 0.2%
57,251	Liberty Interactive Corp., Class A Shares*	1,690,622
21,957	Liberty Ventures, Series A*	882,232

	Total Internet & Catalog Retail	2,572,854

Leisure Products — 1.1%
624,689	Mattel Inc.	16,441,814

Media — 1.6%
133,700	Comcast Corp., Class A Shares	7,939,106
57,513	Gannett Co., Inc.	2,035,960
26,713	Omnicom Group Inc.	2,124,752
298,500	Twenty-First Century Fox Inc., Class A Shares	10,447,500

	Total Media	22,547,318

Multiline Retail — 1.9%
129,224	Kohl’s Corp.	9,536,731
137,000	Macy’s Inc.	8,729,640
13,716	Nordstrom Inc.	1,103,178
100,000	Target Corp.	7,683,000

	Total Multiline Retail	27,052,549

Specialty Retail — 0.2%
31,048	Bed Bath & Beyond Inc.*	2,318,044

Textiles, Apparel & Luxury Goods — 0.8%
40,606	Coach Inc.	1,768,392
130,020	V.F. Corp.	9,967,333

	Total Textiles, Apparel & Luxury Goods	11,735,725

	TOTAL CONSUMER DISCRETIONARY	152,770,299

CONSUMER STAPLES — 3.5%
Food & Staples Retailing — 2.1%
171,377	CVS Caremark Corp.	17,800,929
35,348	Kroger Co. (The)	2,515,010
105,600	Wal-Mart Stores Inc.	8,863,008

	Total Food & Staples Retailing	29,178,947

Food Products — 0.7%
217,749	Archer-Daniels-Midland Co.	10,425,822

Household Products — 0.7%
94,977	Kimberly-Clark Corp.	10,415,178

	TOTAL CONSUMER STAPLES	50,019,947

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
ENERGY — 10.8%
Energy Equipment & Services — 1.5%
411,803	Ensco PLC, Class A Shares*	$10,076,820
11,616	Helmerich & Payne Inc.	778,969
126,800	McDermott International Inc.*(a)	317,000
186,000	National Oilwell Varco Inc.	10,109,100

	Total Energy Equipment & Services	21,281,889

Oil, Gas & Consumable Fuels — 9.3%
90,000	Anadarko Petroleum Corp.	7,580,700
195,628	Chevron Corp.	20,869,595
307,151	ConocoPhillips	20,026,245
184,805	Denbury Resources Inc.(a)	1,552,362
135,000	EOG Resources Inc.	12,112,200
7,035	Hess Corp.	528,188
367,056	Marathon Oil Corp.	10,226,180
216,130	Murphy Oil Corp.	10,998,856
260,400	Royal Dutch Shell PLC, Class A Shares, ADR(a)	17,022,348
204,700	Sasol Ltd., ADR	7,457,221
33,901	SM Energy Co.	1,644,876
52,872	Southwestern Energy Co.*	1,326,030
250,300	Total SA, ADR(a)	13,423,589
130,100	Valero Energy Corp.	8,025,869

	Total Oil, Gas & Consumable Fuels	132,794,259

	TOTAL ENERGY	154,076,148

FINANCIALS — 23.0%
Banks — 7.9%
320,000	BB&T Corp.	12,176,000
143,000	Citigroup Inc.	7,496,060
415,000	Citizens Financial Group Inc.	10,308,600
380,200	Fifth Third Bancorp	7,360,672
633,310	JPMorgan Chase & Co.	38,809,237
10,382	M&T Bank Corp.	1,256,222
93,800	PNC Financial Services Group Inc. (The)	8,625,848
975,000	Regions Financial Corp.	9,369,750
309,400	Wells Fargo & Co.	16,952,026

	Total Banks	112,354,415

Capital Markets — 2.9%
64,900	Ameriprise Financial Inc.	8,672,587
191,000	Franklin Resources Inc.	10,281,530
48,302	Goldman Sachs Group Inc. (The)	9,167,237
170,969	State Street Corp.	12,728,642

	Total Capital Markets	40,849,996

Consumer Finance — 3.4%
140,000	American Express Co.	11,422,600
271,400	Capital One Financial Corp.	21,361,894
408,918	Navient Corp.	8,750,845
235,000	Synchrony Financial*(a)	7,508,250

	Total Consumer Finance	49,043,589

Diversified Financial Services — 0.1%
7,068	Intercontinental Exchange Inc.	1,663,524

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
FINANCIALS — 23.0% — (continued)
Insurance — 8.6%
67,500	ACE Ltd.	$7,695,675
6,360	Alleghany Corp.*	3,005,354
41,528	Allied World Assurance Co. Holdings AG	1,679,808
325,290	Allstate Corp. (The)	22,965,474
208,900	American International Group Inc.	11,558,437
23,344	Aon PLC	2,342,804
36,338	Arch Capital Group Ltd.*	2,149,756
283,400	Hartford Financial Services Group Inc. (The)	11,608,064
37,458	Loews Corp.	1,536,152
716,116	MetLife Inc.	36,400,176
70,895	Progressive Corp. (The)	1,889,352
38,355	Torchmark Corp.	2,042,404
82,000	Travelers Cos., Inc. (The)	8,810,080
186,000	Willis Group Holdings PLC	8,875,920

	Total Insurance	122,559,456

Real Estate Investment Trusts (REITs) — 0.1%
55,161	American Capital Agency Corp.	1,182,376
57,831	Hatteras Financial Corp.	1,061,199

	Total Real Estate Investment Trusts (REITs)	2,243,575

	TOTAL FINANCIALS	328,714,555

HEALTH CARE — 13.3%
Health Care Equipment & Supplies — 3.5%
216,000	Abbott Laboratories	10,231,920
388,900	Baxter International Inc.	26,892,435
194,984	St. Jude Medical Inc.	13,001,533

	Total Health Care Equipment & Supplies	50,125,888

Health Care Providers & Services — 3.3%
86,500	Aetna Inc.	8,611,075
68,900	Anthem Inc.	10,090,405
22,545	Cigna Corp.	2,742,148
92,900	Express Scripts Holding Co.*	7,876,991
82,784	UnitedHealth Group Inc.	9,406,746
73,500	Universal Health Services Inc.	8,331,225

	Total Health Care Providers & Services	47,058,590

Life Sciences Tools & Services — 0.6%
194,000	Agilent Technologies Inc.	8,188,740

Pharmaceuticals — 5.9%
115,790	AbbVie Inc.	7,005,295
162,050	Eli Lilly & Co.	11,371,049
195,800	GlaxoSmithKline PLC, ADR	9,284,836
205,065	Johnson & Johnson	21,021,213
159,335	Merck & Co., Inc.	9,327,471
75,700	Novartis AG, ADR*	7,751,680
279,400	Pfizer Inc.	9,589,008
153,400	Teva Pharmaceutical Industries Ltd., ADR	8,746,868

	Total Pharmaceuticals	84,097,420

	TOTAL HEALTH CARE	189,470,638

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
INDUSTRIALS — 9.7%
Aerospace & Defense — 2.2%
72,050	General Dynamics Corp.	$9,999,099
77,400	Honeywell International Inc.	7,955,172
6,576	L-3 Communications Holdings Inc.	851,132
61,600	Northrop Grumman Corp.	10,207,736
21,641	Rockwell Collins Inc.	1,927,780

	Total Aerospace & Defense	30,940,919

Air Freight & Logistics — 0.5%
74,500	United Parcel Service Inc., Class B Shares	7,578,885

Commercial Services & Supplies — 0.1%
33,328	Republic Services Inc., Class A Shares	1,363,782

Construction & Engineering — 1.0%
203,032	Fluor Corp.	11,775,856
51,034	Jacobs Engineering Group Inc.*	2,262,847
10,479	Quanta Services Inc.*	301,586

	Total Construction & Engineering	14,340,289

Electrical Equipment — 0.1%
11,589	Hubbell Inc., Class B Shares	1,318,828

Industrial Conglomerates — 1.7%
103,752	Danaher Corp.	9,055,475
580,500	General Electric Co.	15,087,195

	Total Industrial Conglomerates	24,142,670

Machinery — 2.0%
92,400	Deere & Co.	8,371,440
132,900	Dover Corp.	9,575,445
36,864	Joy Global Inc.	1,633,812
53,428	Kennametal Inc.	1,869,980
80,100	Stanley Black & Decker Inc.	7,877,034

	Total Machinery	29,327,711

Professional Services — 1.4%
141,284	Manpowergroup Inc.	11,367,711
180,000	Nielsen NV(a)	8,137,800

	Total Professional Services	19,505,511

Road & Rail — 0.7%
81,043	Norfolk Southern Corp.	8,846,654
8,595	Ryder System Inc.	807,844

	Total Road & Rail	9,654,498

	TOTAL INDUSTRIALS	138,173,093

INFORMATION TECHNOLOGY — 13.0%
Communications Equipment — 2.9%
668,181	Cisco Systems Inc.	19,718,021
120,600	Harris Corp.	9,368,208
176,000	QUALCOMM Inc.	12,761,760

	Total Communications Equipment	41,847,989

Electronic Equipment, Instruments & Components — 0.7%
50,269	Arrow Electronics Inc.*	3,114,667
66,048	Avnet Inc.	3,025,659
75,404	FLIR Systems Inc.	2,434,041
28,593	Keysight Technologies Inc.*	1,073,381

	Total Electronic Equipment, Instruments & Components	9,647,748

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 13.0% — (continued)
Internet Software & Services — 1.1%
24,000	Google Inc., Class A Shares*	$13,503,120
24,910	IAC/InterActiveCorp	1,679,432

	Total Internet Software & Services	15,182,552

IT Services — 1.4%
160,000	Amdocs Ltd.	8,400,000
33,269	NeuStar Inc., Class A Shares*(a)	882,294
47,032	Teradata Corp.*(a)	2,093,865
634,200	Xerox Corp.	8,656,830

	Total IT Services	20,032,989

Semiconductors & Semiconductor Equipment — 2.5%
56,295	Analog Devices Inc.	3,295,509
139,600	Broadcom Corp., Class A Shares	6,314,108
509,200	Intel Corp.	16,930,900
13,342	KLA-Tencor Corp.	866,630
11,779	Lam Research Corp.	971,296
217,400	Micron Technology Inc.*	6,667,658

	Total Semiconductors & Semiconductor Equipment	35,046,101

Software — 2.8%
545,000	Activision Blizzard Inc.	12,709,400
273,400	CA Inc.	8,890,968
211,066	Microsoft Corp.	9,255,244
324,900	Symantec Corp.	8,174,484
30,694	Synopsys Inc.*	1,424,509

	Total Software	40,454,605

Technology Hardware, Storage & Peripherals — 1.6%
812,400	EMC Corp.	23,510,856

	TOTAL INFORMATION TECHNOLOGY	185,722,840

MATERIALS — 5.4%
Chemicals — 2.0%
28,853	Celanese Corp., Class A Shares	1,647,795
353,000	Dow Chemical Co. (The)	17,381,720
85,000	Monsanto Co.	10,236,550

	Total Chemicals	29,266,065

Metals & Mining — 2.1%
790,055	Freeport-McMoRan Inc.	17,088,890
110,098	Goldcorp Inc.	2,419,954
320,742	Kinross Gold Corp.*	910,907
189,451	Nucor Corp.	8,909,880

	Total Metals & Mining	29,329,631

Paper & Forest Products — 1.3%
324,600	International Paper Co.	18,310,686

	TOTAL MATERIALS	76,906,382

TELECOMMUNICATION SERVICES — 3.4%
Diversified Telecommunication Services — 3.4%
472,900	AT&T Inc.	16,343,424
302,000	CenturyLink Inc.	11,433,720
424,600	Verizon Communications Inc.	20,996,470

	Total Diversified Telecommunication Services	48,773,614

	TOTAL TELECOMMUNICATION SERVICES	48,773,614

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares/Units	Security	Value
UTILITIES — 3.6%
Electric Utilities — 2.1%
291,550	American Electric Power Co., Inc.	$16,787,449
44,854	Edison International	2,881,870
105,395	Entergy Corp.	8,379,957
52,769	Xcel Energy Inc.	1,861,690

	Total Electric Utilities	29,910,966

Multi-Utilities — 1.4%
469,400	Public Service Enterprise Group Inc.	19,742,964
20,836	SCANA Corp.	1,186,610

	Total Multi-Utilities	20,929,574

	TOTAL UTILITIES	50,840,540

	TOTAL COMMON STOCKS (Cost — $1,052,918,076)	1,375,468,056

Face Amount
SHORT-TERM INVESTMENTS (b) — 5.8%
MONEY MARKET FUND — 2.6%
$37,657,674	Invesco STIT — Government & Agency Portfolio(c) (Cost — $37,657,674)	37,657,674

TIME DEPOSITS — 3.2%
10,097,875	Barclays Bank PLC — London, 0.030% due 3/2/15	10,097,875
13,932,764	JPMorgan Chase & Co. — Nassau, 0.030% due 3/2/15	13,932,764
12,654,943	Skandinaviska Enskilda Banken AB — Sweden, 0.030% due 3/2/15	12,654,943
9,186,889	Standard Chartered Bank — Nassau, 0.030% due 3/2/15	9,186,889

	TOTAL TIME DEPOSITS (Cost — $45,872,471)	45,872,471

	TOTAL SHORT-TERM INVESTMENTS (Cost — $83,530,145)	83,530,145

	TOTAL INVESTMENTS — 102.2% (Cost — $1,136,448,221#)	1,458,998,201

	Liabilities in Excess of Other Assets — (2.2)%	(32,001,573)

	TOTAL NET ASSETS — 100.0%	$1,426,996,628

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.2%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Summary of Investments by Security Sector^
Financials	22.5%
Health Care	13.0
Information Technology	12.7
Energy	10.6
Consumer Discretionary	10.5
Industrials	9.5
Materials	5.3
Utilities	3.5
Consumer Staples	3.4
Telecommunication Services	3.3
Short-Term Investments	5.7

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
COMMON STOCKS — 95.7%
CONSUMER DISCRETIONARY — 16.9%
Auto Components — 0.5%
60,000	American Axle & Manufacturing Holdings Inc.*	$1,495,200

Distributors — 0.7%
30,700	Core-Mark Holding Co., Inc.	2,158,824

Diversified Consumer Services — 1.2%
43,610	Bright Horizons Family Solutions Inc.*	2,211,027
33,900	Sotheby’s	1,489,905

	Total Diversified Consumer Services	3,700,932

Hotels, Restaurants & Leisure — 6.5%
96,320	Bloomin’ Brands Inc.*	2,481,203
34,800	Dave & Buster’s Entertainment Inc.*	1,085,760
43,410	Del Frisco’s Restaurant Group Inc.*	872,107
36,800	Diamond Resorts International Inc.*	1,275,120
16,920	Fiesta Restaurant Group Inc.*	1,099,969
20,900	Jack in the Box Inc.	2,020,821
35,290	Krispy Kreme Doughnuts Inc.*	770,028
67,900	La Quinta Holdings Inc.*	1,508,059
25,030	Papa John’s International Inc.	1,547,855
27,000	Popeyes Louisiana Kitchen Inc.*	1,620,270
18,800	Red Robin Gourmet Burgers Inc.*	1,569,236
55,900	Sonic Corp.	1,777,061
32,075	Vail Resorts Inc.	2,816,506

	Total Hotels, Restaurants & Leisure	20,443,995

Household Durables — 1.2%
41,400	Libbey Inc.	1,574,442
242,840	Standard Pacific Corp.*	2,122,422

	Total Household Durables	3,696,864

Internet & Catalog Retail — 0.4%
25,400	Shutterfly Inc.*	1,219,454

Leisure Products — 1.3%
65,420	Brunswick Corp.	3,548,381
35,360	Malibu Boats Inc., Class A Shares*	716,040

	Total Leisure Products	4,264,421

Media — 1.0%
51,760	Cumulus Media Inc., Class A Shares*	206,522
63,003	MDC Partners Inc., Class A Shares	1,639,338
24,800	Rentrak Corp.*(a)	1,357,800

	Total Media	3,203,660

Specialty Retail — 3.6%
20,170	Asbury Automotive Group Inc.*	1,586,774
48,000	Brown Shoe Co., Inc.	1,440,000
19,920	Five Below Inc.*(a)	632,161
22,630	Lithia Motors Inc., Class A Shares	2,137,630
22,760	Lumber Liquidators Holdings Inc.*(a)	1,180,333
44,260	Rent-A-Center Inc.	1,221,576
35,460	Restoration Hardware Holdings Inc.*(a)	3,124,026

	Total Specialty Retail	11,322,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 16.9% — (continued)
Textiles, Apparel & Luxury Goods — 0.5%
16,300	G-III Apparel Group Ltd.*	$1,715,249

	TOTAL CONSUMER DISCRETIONARY	53,221,099

CONSUMER STAPLES — 1.9%
Beverages — 0.7%
7,700	Boston Beer Co., Inc. (The), Class A Shares*	2,060,520

Food & Staples Retailing — 0.5%
18,100	Casey’s General Stores Inc.	1,588,275

Food Products — 0.7%
920	B&G Foods Inc., Class A Shares	26,358
107,280	Boulder Brands Inc.*	1,106,057
10,700	J&J Snack Foods Corp.	1,082,733

	Total Food Products	2,215,148

	TOTAL CONSUMER STAPLES	5,863,943

ENERGY — 3.6%
Energy Equipment & Services — 1.3%
62,000	Basic Energy Services Inc.*	461,280
24,040	Oil States International Inc.*	1,045,259
62,620	Superior Energy Services Inc.	1,401,436
40,100	US Silica Holdings Inc.	1,299,641

	Total Energy Equipment & Services	4,207,616

Oil, Gas & Consumable Fuels — 2.3%
16,300	Carrizo Oil & Gas Inc.*	775,717
93,510	Navigator Holdings Ltd.*	1,721,519
14,500	PDC Energy Inc.*	749,360
127,280	Synergy Resources Corp.*	1,520,996
26,325	Tesoro Corp.	2,417,688

	Total Oil, Gas & Consumable Fuels	7,185,280

	TOTAL ENERGY	11,392,896

FINANCIALS — 6.3%
Banks — 0.6%
47,230	East West Bancorp Inc.	1,886,839

Capital Markets — 2.7%
128,890	BGC Partners Inc., Class A Shares	1,170,321
36,000	Financial Engines Inc.(a)	1,450,800
26,350	LPL Financial Holdings Inc.	1,182,061
87,900	OM Asset Management PLC*	1,578,684
32,390	Stifel Financial Corp.*	1,774,001
76,500	WisdomTree Investments Inc.	1,429,785

	Total Capital Markets	8,585,652

Insurance — 0.7%
91,040	CNO Financial Group Inc.	1,480,310
37,190	National General Holdings Corp.	691,734

	Total Insurance	2,172,044

Real Estate Investment Trusts (REITs) — 1.4%
15,040	National Health Investors Inc.	1,070,547
44,000	Pebblebrook Hotel Trust	2,137,520
75,200	Strategic Hotels & Resorts Inc.*	986,624

	Total Real Estate Investment Trusts (REITs)	4,194,691

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
FINANCIALS — 6.3% — (continued)
Real Estate Management & Development — 0.9%
71,470	Alexander & Baldwin Inc.	$2,889,532

	TOTAL FINANCIALS	19,728,758

HEALTH CARE — 26.8%
Biotechnology — 11.2%
64,280	Aegerion Pharmaceuticals Inc.*(a)	1,748,416
90,240	AMAG Pharmaceuticals Inc.*(a)	4,442,515
58,800	Anacor Pharmaceuticals Inc.*(a)	2,557,800
202,300	ARIAD Pharmaceuticals Inc.*(a)	1,644,699
18,900	Auspex Pharmaceuticals Inc.*	1,270,836
37,700	Cepheid*	2,142,868
94,560	ChemoCentryx Inc.*(a)	769,718
24,800	Clovis Oncology Inc.*(a)	1,896,208
122,661	Dynavax Technologies Corp.*(a)	2,158,834
38,000	Isis Pharmaceuticals Inc.*(a)	2,605,280
145,170	Merrimack Pharmaceuticals Inc.*(a)	1,556,222
35,160	Neurocrine Biosciences Inc.*	1,372,998
34,000	Portola Pharmaceuticals Inc.*	1,294,720
70,980	Prothena Corp. PLC*(a)	1,886,648
54,320	PTC Therapeutics Inc.*(a)	3,874,646
4,100	Puma Biotechnology Inc.*(a)	873,341
70,000	Sangamo Biosciences Inc.*(a)	1,177,400
12,100	Synageva BioPharma Corp.*(a)	1,194,633
44,200	Tekmira Pharmaceuticals Corp.*(a)	803,114

	Total Biotechnology	35,270,896

Health Care Equipment & Supplies — 6.0%
125,300	AtriCure Inc.*	2,215,304
18,700	DexCom Inc.*	1,135,838
62,072	LDR Holding Corp.*(a)	2,426,395
95,720	Masimo Corp.*	2,820,868
43,800	Neogen Corp.*	2,240,370
47,130	STERIS Corp.(a)	3,040,828
57,490	Tandem Diabetes Care Inc.*(a)	672,633
73,480	Wright Medical Group Inc.*	1,809,812
78,975	Zeltiq Aesthetics Inc.*(a)	2,635,396

	Total Health Care Equipment & Supplies	18,997,444

Health Care Providers & Services — 2.8%
91,200	AMN Healthcare Services Inc.*	2,057,472
79,150	ExamWorks Group Inc.*	3,197,660
61,110	Team Health Holdings Inc.*	3,621,990

	Total Health Care Providers & Services	8,877,122

Health Care Technology — 0.7%
47,400	Medidata Solutions Inc.*	2,280,414

Life Sciences Tools & Services — 2.9%
59,500	Fluidigm Corp.*	2,629,900
62,510	ICON PLC*	4,313,815
30,900	PAREXEL International Corp.*	1,991,814

	Total Life Sciences Tools & Services	8,935,529

Pharmaceuticals — 3.2%
60,100	Akorn Inc.*(a)	3,233,981
103,640	Cardiome Pharma Corp.*(a)	1,013,599

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
HEALTH CARE — 26.8% — (continued)
Pharmaceuticals — 3.2% — (continued)
92,560	Flamel Technologies SA, ADR*	$1,448,564
37,200	Pacira Pharmaceuticals Inc.*(a)	4,269,444

	Total Pharmaceuticals	9,965,588

	TOTAL HEALTH CARE	84,326,993

INDUSTRIALS — 14.9%
Aerospace & Defense — 0.8%
54,680	Hexcel Corp.	2,601,674

Air Freight & Logistics — 2.2%
36,000	Forward Air Corp.	1,926,000
38,800	Hub Group Inc., Class A Shares*	1,566,356
116,100	UTi Worldwide Inc.*	1,518,588
40,490	XPO Logistics Inc.*(a)	1,787,634

	Total Air Freight & Logistics	6,798,578

Airlines — 1.0%
188,280	JetBlue Airways Corp.*(a)	3,236,533

Building Products — 0.5%
84,888	NCI Building Systems Inc.*	1,429,514

Commercial Services & Supplies — 1.2%
151,800	ARC Document Solutions Inc.*	1,284,228
35,000	Mobile Mini Inc.	1,452,150
57,090	Steelcase Inc., Class A Shares	1,068,725

	Total Commercial Services & Supplies	3,805,103

Electrical Equipment — 0.6%
33,190	Power Solutions International Inc.*(a)	1,876,231

Machinery — 1.4%
41,400	Albany International Corp., Class A Shares	1,561,194
20,700	Proto Labs Inc.*	1,471,356
101,900	Wabash National Corp.*	1,492,835

	Total Machinery	4,525,385

Marine — 0.5%
41,090	Matson Inc.	1,621,822

Professional Services — 2.6%
32,440	Corporate Executive Board Co. (The)	2,537,133
36,340	Huron Consulting Group Inc.*	2,422,061
55,020	WageWorks Inc.*	3,160,899

	Total Professional Services	8,120,093

Road & Rail — 2.5%
31,335	Genesee & Wyoming Inc., Class A Shares*	3,230,638
14,475	Old Dominion Freight Line Inc.*	1,130,787
28,210	Saia Inc.*	1,298,506
68,750	Werner Enterprises Inc.	2,204,813

	Total Road & Rail	7,864,744

Trading Companies & Distributors — 1.6%
43,260	Rush Enterprises Inc., Class A Shares*	1,208,252
32,040	Watsco Inc.	3,756,369

	Total Trading Companies & Distributors	4,964,621

	TOTAL INDUSTRIALS	46,844,298

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 21.2%
Communications Equipment — 1.8%
69,300	Ciena Corp.*(a)	$1,449,756
96,420	Finisar Corp.*	2,025,784
62,280	Radware Ltd.*	1,322,827
80,190	Ruckus Wireless Inc.*	1,015,206

	Total Communications Equipment	5,813,573

Electronic Equipment, Instruments & Components — 1.3%
22,100	Belden Inc.	1,962,038
22,240	Benchmark Electronics Inc.*	521,750
14,800	Littelfuse Inc.	1,484,736

	Total Electronic Equipment, Instruments & Components	3,968,524

Internet Software & Services — 4.8%
42,800	comScore Inc.*	2,208,052
7,420	Cornerstone OnDemand Inc.*(a)	237,180
12,675	CoStar Group Inc.*	2,524,353
26,200	Demandware Inc.*	1,655,578
33,992	Envestnet Inc.*	1,831,489
111,203	GTT Communications Inc.*	1,724,759
42,400	HomeAway Inc.*	1,314,188
21,632	SPS Commerce Inc.*	1,486,118
111,700	TrueCar Inc.*(a)	2,222,830

	Total Internet Software & Services	15,204,547

IT Services — 1.3%
29,600	Euronet Worldwide Inc.*	1,672,400
23,150	WEX Inc.*	2,476,819

	Total IT Services	4,149,219

Semiconductors & Semiconductor Equipment — 5.0%
98,180	Advanced Energy Industries Inc.*	2,613,552
33,400	Cavium Inc.*	2,287,566
60,410	Cirrus Logic Inc.*	1,818,945
57,540	Monolithic Power Systems Inc.	3,034,084
48,150	Qorvo Inc.*	3,341,610
35,760	Silicon Motion Technology Corp., ADR	950,858
46,700	Spansion Inc., Class A Shares*	1,684,936

	Total Semiconductors & Semiconductor Equipment	15,731,551

Software — 5.5%
20,770	Aspen Technology Inc.*	801,826
42,000	Cadence Design Systems Inc.*	770,910
88,280	Callidus Software Inc.*	1,261,521
5,450	CommVault Systems Inc.*	263,072
104,460	Fortinet Inc.*	3,510,901
31,000	Guidewire Software Inc.*	1,725,460
36,000	Manhattan Associates Inc.*	1,794,600
33,042	Proofpoint Inc.*(a)	1,871,499
54,730	QLIK Technologies Inc.*	1,775,441
21,540	Ultimate Software Group Inc. (The)*	3,546,453

	Total Software	17,321,683

Technology Hardware, Storage & Peripherals — 1.5%
46,120	Electronics for Imaging Inc.*	1,872,472
53,000	Nimble Storage Inc.*(a)	1,338,780

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 21.2% — (continued)
Technology Hardware, Storage & Peripherals — 1.5% — (continued)
35,400	Super Micro Computer Inc.*	$1,422,372

	Total Technology Hardware, Storage & Peripherals	4,633,624

	TOTAL INFORMATION TECHNOLOGY	66,822,721

MATERIALS — 3.1%
Chemicals — 2.1%
82,140	Chemtura Corp.*(a)	2,156,175
89,290	PolyOne Corp.	3,548,385
55,380	Trinseo SA*	1,004,593

	Total Chemicals	6,709,153

Containers & Packaging — 0.3%
70,600	Graphic Packaging Holding Co.*	1,065,354

Metals & Mining — 0.3%
26,810	TimkenSteel Corp.	805,908

Paper & Forest Products — 0.4%
34,000	KapStone Paper and Packaging Corp.	1,171,640

	TOTAL MATERIALS	9,752,055

TELECOMMUNICATION SERVICES — 0.9%
Diversified Telecommunication Services — 0.6%
50,650	Cogent Communications Holdings Inc.	1,859,868

Wireless Telecommunication Services — 0.3%
53,000	RingCentral Inc., Class A Shares*	835,810

	TOTAL TELECOMMUNICATION SERVICES	2,695,678

UTILITIES — 0.2%
Water Utilities — 0.2%
28,190	California Water Service Group	716,872

	TOTAL COMMON STOCKS (Cost — $223,484,047)	301,365,313

Face Amount
SHORT-TERM INVESTMENTS (b) — 20.6%
MONEY MARKET FUND — 16.5%
$52,077,363	Invesco STIT — Government & Agency Portfolio(c) (Cost — $52,077,363)	52,077,363

TIME DEPOSITS — 4.0%
15,565	BBH — Grand Cayman, 0.030% due 3/2/15	15,565
12,731,424	JPMorgan Chase & Co. — Nassau, 0.030% due 3/2/15	12,731,424

	TOTAL TIME DEPOSITS (Cost — $12,746,989)	12,746,989

	TOTAL SHORT-TERM INVESTMENTS (Cost — $64,824,352)	64,824,352

	TOTAL INVESTMENTS — 116.3% (Cost — $288,308,399#)	366,189,665

	Liabilities in Excess of Other Assets — (16.3)%	(51,333,777)

	TOTAL NET ASSETS — 100.0%	$314,855,888

*	Non-income producing security.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.1%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company

Summary of Investments by Security Sector^
Health Care	23.0%
Information Technology	18.3
Consumer Discretionary	14.5
Industrials	12.8
Financials	5.4
Energy	3.1
Materials	2.7
Consumer Staples	1.6
Telecommunication Services	0.7
Utilities	0.2
Short-Term Investments	17.7

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
COMMON STOCKS — 92.7%
CONSUMER DISCRETIONARY — 10.7%
Auto Components — 1.8%
41,600	Dana Holding Corp.	$908,960
183,217	Modine Manufacturing Co.*	2,374,492
16,950	Standard Motor Products Inc.	710,544
14,700	Tenneco Inc.*	856,128

	Total Auto Components	4,850,124

Automobiles — 0.4%
16,500	Thor Industries Inc.	1,017,390

Distributors — 0.1%
6,440	Core-Mark Holding Co., Inc.	452,861

Diversified Consumer Services — 1.6%
195,939	Regis Corp.*	3,142,862
54,100	Service Corp. International	1,344,385

	Total Diversified Consumer Services	4,487,247

Hotels, Restaurants & Leisure — 1.0%
11,500	Brinker International Inc.	683,790
21,100	Cheesecake Factory Inc. (The)	1,002,672
27,500	Texas Roadhouse Inc., Class A Shares	1,035,100

	Total Hotels, Restaurants & Leisure	2,721,562

Household Durables — 0.5%
30,400	Meritage Homes Corp.*	1,353,104

Internet & Catalog Retail — 1.1%
100,050	Blue Nile Inc.*	2,999,499

Leisure Products — 0.2%
10,906	Vista Outdoor Inc.*	476,156

Media — 1.1%
18,497	Cinemark Holdings Inc.	753,198
33,198	Meredith Corp.	1,780,740
19,264	Time Inc.	456,557

	Total Media	2,990,495

Specialty Retail — 2.1%
7,100	Asbury Automotive Group Inc.*	558,557
21,000	Buckle Inc. (The)(a)	1,056,300
12,957	Cato Corp. (The), Class A Shares	574,513
26,500	Finish Line Inc. (The), Class A Shares	648,720
7,720	Genesco Inc.*	566,880
20,409	GNC Holdings Inc., Class A Shares	981,469
11,500	Group 1 Automotive Inc.	935,410
22,900	Stage Stores Inc.	490,518

	Total Specialty Retail	5,812,367

Textiles, Apparel & Luxury Goods — 0.8%
5,300	Hanesbrands Inc.	675,962
23,600	Steven Madden Ltd.*	861,636
26,100	Wolverine World Wide Inc.	797,616

	Total Textiles, Apparel & Luxury Goods	2,335,214

	TOTAL CONSUMER DISCRETIONARY	29,496,019

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
CONSUMER STAPLES — 3.7%
Food & Staples Retailing — 0.7%
20,450	Andersons Inc. (The)	$905,322
19,200	Weis Markets Inc.	905,664

	Total Food & Staples Retailing	1,810,986

Food Products — 1.4%
25,200	Cal-Maine Foods Inc.(a)	948,276
12,900	Ingredion Inc.	1,060,509
6,000	J&J Snack Foods Corp.	607,140
18,700	Pinnacle Foods Inc.	678,810
5,481	Sanderson Farms Inc.(a)	467,036

	Total Food Products	3,761,771

Household Products — 1.2%
137,600	Central Garden & Pet Co.*	1,246,656
224,793	Central Garden & Pet Co., Class A Shares*	2,175,996

	Total Household Products	3,422,652

Tobacco — 0.4%
21,500	Universal Corp.(a)	1,030,065

	TOTAL CONSUMER STAPLES	10,025,474

ENERGY — 3.3%
Energy Equipment & Services — 1.2%
9,800	Atwood Oceanics Inc.	303,898
14,800	Bristow Group Inc.	916,712
70,200	Helix Energy Solutions Group Inc.*	1,083,888
48,300	Patterson-UTI Energy Inc.	902,485

	Total Energy Equipment & Services	3,206,983

Oil, Gas & Consumable Fuels — 2.1%
11,700	Bonanza Creek Energy Inc.*	315,315
11,300	Green Plains Inc.	262,725
18,700	Jones Energy Inc., Class A Shares*(a)	159,698
23,276	LinnCo LLC(a)	256,734
48,076	Ship Finance International Ltd.(a)	769,697
45,100	Stone Energy Corp.*	763,994
25,698	Western Refining Inc.	1,210,376
24,700	Whiting Petroleum Corp.*	835,601
21,100	World Fuel Services Corp.	1,155,225

	Total Oil, Gas & Consumable Fuels	5,729,365

	TOTAL ENERGY	8,936,348

FINANCIALS — 23.3%
Banks — 10.2%
24,400	Bank of Hawaii Corp.	1,470,344
15,000	BOK Financial Corp.	885,000
62,600	Boston Private Financial Holdings Inc.	785,630
34,500	Community Bank System Inc.	1,225,440
13,900	Cullen/Frost Bankers Inc.	942,420
25,700	CVB Financial Corp.	402,205
70,485	East West Bancorp Inc.	2,815,876
50,300	First Financial Bancorp	876,729
34,900	First Interstate Bancsystem Inc., Class A Shares	921,011
46,000	First Midwest Bancorp Inc.	786,600
75,900	First Niagara Financial Group Inc.	672,474
49,478	FirstMerit Corp.	898,026

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
FINANCIALS — 23.3% — (continued)
Banks — 10.2% — (continued)
74,396	Fulton Financial Corp.	$900,191
44,541	Hancock Holding Co.	1,303,715
28,100	Independent Bank Corp.(a)	1,175,142
83,841	National Penn Bancshares Inc.	899,614
41,800	NBT Bancorp Inc.	1,003,618
67,600	Old National Bancorp	952,484
18,500	Prosperity Bancshares Inc.	957,005
23,505	S&T Bancorp Inc.	665,897
25,700	Susquehanna Bancshares Inc.	344,637
59,100	TCF Financial Corp.	927,279
38,906	Trustmark Corp.	896,783
55,154	Umpqua Holdings Corp.	912,247
106,100	Valley National Bancorp(a)	1,018,560
66,005	Webster Financial Corp.	2,279,153
28,800	WesBanco Inc.	942,912

	Total Banks	27,860,992

Capital Markets — 0.7%
22,100	Main Street Capital Corp.(a)	683,995
22,200	Stifel Financial Corp.*	1,215,894

	Total Capital Markets	1,899,889

Insurance — 6.4%
24,363	Allied World Assurance Co. Holdings AG	985,483
16,900	American Financial Group Inc.	1,064,700
28,400	First American Financial Corp.	994,852
13,372	HCI Group Inc.	632,763
12,400	Infinity Property & Casualty Corp.	961,620
231,714	Maiden Holdings Ltd.	3,315,827
28,500	Montpelier Re Holdings Ltd.	1,027,140
108,828	National Interstate Corp.	2,914,414
10,500	Platinum Underwriters Holdings Ltd.(a)	801,675
21,900	ProAssurance Corp.	985,281
48,800	Selective Insurance Group Inc.	1,328,824
8,900	StanCorp Financial Group Inc.	588,824
42,700	Symetra Financial Corp.	964,166
20,846	Validus Holdings Ltd.	868,028

	Total Insurance	17,433,597

Real Estate Investment Trusts (REITs) — 5.2%
59,536	Ashford Hospitality Prime Inc.	968,651
220,283	Ashford Hospitality Trust Inc.	2,346,014
31,500	Blackstone Mortgage Trust Inc., Class A Shares	910,665
62,764	Brandywine Realty Trust	994,809
17,466	Education Realty Trust Inc.	612,358
69,000	Franklin Street Properties Corp.	871,470
28,900	Healthcare Realty Trust Inc.	824,806
24,900	Highwoods Properties Inc.	1,135,689
87,500	Lexington Realty Trust	947,625
20,200	Omega Healthcare Investors Inc.	809,212
35,900	Ramco-Gershenson Properties Trust	672,048
59,317	Retail Properties of America Inc., Class A Shares	938,988
35,023	Starwood Property Trust Inc.	854,561
50,400	Summit Hotel Properties Inc.	661,752
29,700	Washington Real Estate Investment Trust	841,698

	Total Real Estate Investment Trusts (REITs)	14,390,346

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
FINANCIALS — 23.3% — (continued)
Real Estate Management & Development — 0.3%
20,800	Alexander & Baldwin Inc.	$840,944

Thrifts & Mortgage Finance — 0.5%
30,200	Home Loan Servicing Solutions Ltd.(a)	555,982
41,500	Washington Federal Inc.	876,480

	Total Thrifts & Mortgage Finance	1,432,462

	TOTAL FINANCIALS	63,858,230

HEALTH CARE — 4.5%
Health Care Equipment & Supplies — 3.0%
6,400	Cooper Cos., Inc. (The)	1,049,408
17,900	Haemonetics Corp.*	795,834
194,640	Invacare Corp.	3,692,321
21,763	STERIS Corp.(a)	1,404,149
11,200	Teleflex Inc.	1,362,928

	Total Health Care Equipment & Supplies	8,304,640

Health Care Providers & Services — 1.1%
25,250	Owens & Minor Inc.	900,415
74,400	Select Medical Holdings Corp.	1,008,864
21,800	VCA Inc.*	1,161,504

	Total Health Care Providers & Services	3,070,783

Life Sciences Tools & Services — 0.4%
22,300	PerkinElmer Inc.	1,048,100

	TOTAL HEALTH CARE	12,423,523

INDUSTRIALS — 24.6%
Aerospace & Defense — 1.4%
32,800	AAR Corp.	964,320
14,400	Elbit Systems Ltd.*	925,776
14,700	Orbital ATK Inc.	974,316
15,900	Triumph Group Inc.	950,661

	Total Aerospace & Defense	3,815,073

Building Products — 1.1%
178,359	NCI Building Systems Inc.*	3,003,566

Commercial Services & Supplies — 2.9%
12,000	Brink’s Co. (The)	337,680
10,300	Deluxe Corp.	685,465
67,400	Ennis Inc.	940,230
424,000	InnerWorkings Inc.*	2,692,400
26,400	Knoll Inc.	560,472
8,300	UniFirst Corp.	986,289
14,400	United Stationers Inc.	581,616
31,096	West Corp.	1,061,928

	Total Commercial Services & Supplies	7,846,080

Construction & Engineering — 3.2%
91,200	Granite Construction Inc.	3,020,544
368,164	Great Lakes Dredge & Dock Corp.*	2,245,800
272,351	Layne Christensen Co.*(a)	1,770,282
55,800	MasTec Inc.*	1,231,506
32,300	Primoris Services Corp.	666,995

	Total Construction & Engineering	8,935,127

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
INDUSTRIALS — 24.6% — (continued)
Electrical Equipment — 3.8%
21,500	AZZ Inc.	$976,530
31,200	Babcock & Wilcox Co. (The)	968,448
14,500	EnerSys	946,850
608,144	GrafTech International Ltd.*	2,371,762
75,200	Powell Industries Inc.	2,537,248
24,961	Regal-Beloit Corp.	1,945,460
29,900	Thermon Group Holdings Inc.*	733,148

	Total Electrical Equipment	10,479,446

Machinery — 8.7%
24,700	Actuant Corp., Class A Shares	628,368
31,119	Altra Industrial Motion Corp.	849,549
24,400	Barnes Group Inc.	976,488
162,026	Briggs & Stratton Corp.	3,376,622
7,500	CIRCOR International Inc.	402,525
15,200	Crane Co.	1,015,816
92,174	Douglas Dynamics Inc.	2,076,680
10,900	EnPro Industries Inc.	716,893
206,895	Harsco Corp.	3,411,698
46,900	ITT Corp.	1,926,183
94,605	John Bean Technologies Corp.	3,269,549
24,800	Kennametal Inc.	868,000
307,192	Mueller Water Products Inc., Class A Shares	2,813,879
19,750	Trinity Industries Inc.	663,995
6,400	Valmont Industries Inc.(a)	797,760

	Total Machinery	23,794,005

Marine — 0.5%
7,700	Kirby Corp.*	593,516
19,100	Matson Inc.	753,877

	Total Marine	1,347,393

Professional Services — 1.1%
158,700	Mistras Group Inc.*	2,991,495

Road & Rail — 0.6%
12,650	Saia Inc.*	582,279
35,100	Werner Enterprises Inc.	1,125,657

	Total Road & Rail	1,707,936

Trading Companies & Distributors — 1.3%
20,700	Applied Industrial Technologies Inc.	906,867
13,165	GATX Corp.	819,521
38,700	H&E Equipment Services Inc.	947,376
21,300	TAL International Group Inc.*(a)	888,849

	Total Trading Companies & Distributors	3,562,613

	TOTAL INDUSTRIALS	67,482,734

INFORMATION TECHNOLOGY — 7.6%
Communications Equipment — 1.1%
14,100	Black Box Corp.	310,059
103,100	Brocade Communications Systems Inc.	1,277,409
43,560	CommScope Holding Co., Inc.*	1,372,140

	Total Communications Equipment	2,959,608

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 7.6% — (continued)
Electronic Equipment, Instruments & Components — 1.5%
63,100	AVX Corp.	$899,175
11,724	Methode Electronics Inc.	455,946
17,600	Tech Data Corp.*	1,047,200
120,500	Vishay Intertechnology Inc.	1,715,920

	Total Electronic Equipment, Instruments & Components	4,118,241

Internet Software & Services — 0.2%
6,442	j2 Global Inc.	433,224

IT Services — 0.9%
34,800	Booz Allen Hamilton Holding Corp., Class A Shares	1,035,648
24,000	Convergys Corp.	536,400
34,300	CSG Systems International Inc.	1,025,913

	Total IT Services	2,597,961

Semiconductors & Semiconductor Equipment — 1.7%
26,100	Cirrus Logic Inc.*	785,871
123,900	ON Semiconductor Corp.*	1,579,725
19,649	Qorvo Inc.*	1,363,641
55,300	Teradyne Inc.	1,068,396

	Total Semiconductors & Semiconductor Equipment	4,797,633

Software — 1.8%
40,949	Mentor Graphics Corp.	960,664
23,600	NetScout Systems Inc.*	951,552
32,400	PTC Inc.*	1,122,822
41,800	Synopsys Inc.*	1,939,938

	Total Software	4,974,976

Technology Hardware, Storage & Peripherals — 0.4%
26,200	Electronics for Imaging Inc.*	1,063,720

	TOTAL INFORMATION TECHNOLOGY	20,945,363

MATERIALS — 13.0%
Chemicals — 5.2%
16,800	Albemarle Corp.	950,376
21,100	Cabot Corp.	952,032
47,200	Chemtura Corp.*(a)	1,239,000
29,400	Cytec Industries Inc.	1,544,382
35,000	HB Fuller Co.	1,564,500
14,300	Innophos Holdings Inc.	802,659
235,850	Intrepid Potash Inc.*(a)	3,330,202
16,700	Methanex Corp.	906,810
62,735	Olin Corp.	1,759,089
28,900	Rayonier Advanced Materials Inc.(a)	536,384
11,000	Scotts Miracle-Gro Co. (The), Class A Shares	720,610

	Total Chemicals	14,306,044

Construction Materials — 1.3%
207,588	Headwaters Inc.*	3,408,595

Containers & Packaging — 1.3%
46,900	Berry Plastics Group Inc.*	1,609,139
16,900	Silgan Holdings Inc.	970,229
22,100	Sonoco Products Co.	1,034,943

	Total Containers & Packaging	3,614,311

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
MATERIALS — 13.0% — (continued)
Metals & Mining — 4.2%
67,100	Commercial Metals Co.	$1,009,855
184,954	Globe Specialty Metals Inc.	3,079,484
120,600	HudBay Minerals Inc.	1,050,426
18,200	Kaiser Aluminum Corp.	1,375,010
13,500	Royal Gold Inc.	973,350
32,500	Ryerson Holding Corp.*	197,600
186,100	Schnitzer Steel Industries Inc., Class A Shares(a)	2,921,770
48,500	Steel Dynamics Inc.	883,670

	Total Metals & Mining	11,491,165

Paper & Forest Products — 1.0%
25,517	KapStone Paper and Packaging Corp.	879,316
38,600	P.H. Glatfelter Co.	945,700
20,552	Schweitzer-Mauduit International Inc.	962,245

	Total Paper & Forest Products	2,787,261

	TOTAL MATERIALS	35,607,376

TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.1%
39,300	Premiere Global Services Inc.*	382,782

UTILITIES — 1.9%
Electric Utilities — 0.5%
20,000	El Paso Electric Co.	756,400
28,100	Great Plains Energy Inc.	747,741

	Total Electric Utilities	1,504,141

Gas Utilities — 0.7%
15,300	Laclede Group Inc. (The)	791,928
21,700	Southwest Gas Corp.	1,242,542

	Total Gas Utilities	2,034,470

Multi-Utilities — 0.7%
15,500	Black Hills Corp.	787,865
18,300	NorthWestern Corp.	991,677

	Total Multi-Utilities	1,779,542

	TOTAL UTILITIES	5,318,153

	TOTAL COMMON STOCKS (Cost — $198,930,239)	254,476,002

EXCHANGE-TRADED SECURITIES — 1.7%
ENERGY — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
24,032	Alliance Resource Partners LP	950,465
52,410	Boardwalk Pipeline Partners LP(a)	859,524
6,200	Delek Logistics Partners LP	259,036
41,500	Northern Tier Energy LP	1,018,825

	Total Oil, Gas & Consumable Fuels	3,087,850

FINANCIALS — 0.6%
Capital Markets — 0.6%
39,700	Central Fund of Canada Ltd., Class A Shares	490,692
117,600	Fortress Investment Group LLC, Class A Shares	945,504

	Total Capital Markets	1,436,196

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares/Units	Security	Value
MATERIALS — 0.0%
Chemicals — 0.0%
615	Terra Nitrogen Co. LP	$89,901

	TOTAL EXCHANGE-TRADED SECURITIES (Cost — $4,681,867)	4,613,947

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $203,612,106)	259,089,949

Face Amount
SHORT-TERM INVESTMENTS (b) — 11.5%
MONEY MARKET FUND — 5.9%
$16,185,410	Invesco STIT — Government & Agency Portfolio(c) (Cost — $16,185,410)	16,185,410

TIME DEPOSIT — 5.6%
15,396,753	Standard Chartered Bank — Nassau, 0.030% due 3/2/15 (Cost — $15,396,753)	15,396,753

	TOTAL SHORT-TERM INVESTMENTS (Cost — $31,582,163)	31,582,163

	TOTAL INVESTMENTS — 105.9% (Cost — $235,194,269#)	290,672,112

	Liabilities in Excess of Other Assets — (5.9)%	(16,139,751)

	TOTAL NET ASSETS — 100.0%	$274,532,361

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.6%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Security Sector^
Industrials	23.2%
Financials	22.5
Materials	12.3
Consumer Discretionary	10.1
Information Technology	7.2
Health Care	4.3
Energy	4.1
Consumer Staples	3.5
Utilities	1.8
Telecommunication Services	0.1
Short-Term Investments	10.9

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
COMMON STOCKS — 95.8%
Australia — 2.9%
149,685	Abacus Property Group REIT	$358,873
31,180	Adelaide Brighton Ltd.	104,202
358,302	Amcor Ltd.	3,818,870
482,363	Arrium Ltd.	83,093
54,686	Atlas Iron Ltd.	8,109
4,995	Ausdrill Ltd.	1,505
125,512	Australia & New Zealand Banking Group Ltd.	3,462,906
28,042	Bank of Queensland Ltd.	305,656
24,808	BC Iron Ltd.(a)	9,474
356,167	Beach Energy Ltd.	293,707
375,240	BHP Billiton PLC	9,404,616
322,119	Brambles Ltd.	2,790,322
35,632	CSL Ltd.	2,566,303
35,047	CSR Ltd.	117,847
390,813	Downer EDI Ltd.	1,347,650
16,770	DUET Group	33,296
38,236	Echo Entertainment Group Ltd.	130,622
51,722	Evolution Mining Ltd.	34,212
413,400	Fairfax Media Ltd.	316,015
954,107	Grange Resources Ltd.	78,126
97,636	IMF Bentham Ltd.	188,375
75,112	Leighton Holdings Ltd.	1,291,406
437,035	MACA Ltd.	375,063
1	Matrix Composites & Engineering Ltd.*	0
284,259	Metcash Ltd.	348,149
147,006	Mount Gibson Iron Ltd.	28,741
108,326	National Australia Bank Ltd.	3,204,164
383,754	NRW Holdings Ltd.	80,848
19,989	Orora Ltd.	35,404
27,500	OZ Minerals Ltd.	81,683
4,753	Panoramic Resources Ltd.	2,230
29,178	Primary Health Care Ltd.	107,526
5,563	Recall Holdings Ltd.	33,627
316,255	Seven West Media Ltd.	365,303
95,840	Sigma Pharmaceuticals Ltd.	68,461
61,596	Sonic Healthcare Ltd.	935,734
17,808	Spark Infrastructure Group(b)	29,800
301,766	STW Communications Group Ltd.	166,454
43,455	UXC Ltd.	27,032
23,343	Whitehaven Coal Ltd.*	29,313

	Total Australia	32,664,717

Austria — 0.1%
27,322	Austria Technologie & Systemtechnik AG	408,853
10,846	EVN AG	127,275
109	Oesterreichische Post AG	5,375
4,883	Schoeller-Bleckmann Oilfield Equipment AG	329,348

	Total Austria	870,851

Belgium — 1.0%
16,286	Anheuser-Busch InBev NV	2,067,088
3,289	Barco NV	208,725
5,273	bpost SA	148,267
2,022	Cofinimmo SA	250,016
24,644	Delhaize Group SA	2,213,774

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Belgium — 1.0% — (continued)
2,041	Gimv NV	$95,706
31,059	KBC Groep NV*	1,883,333
11,428	NV Bekaert SA	346,597
21,317	Nyrstar NV*	78,968
18,389	Recticel SA	106,787
40,726	UCB SA	3,113,000

	Total Belgium	10,512,261

Bermuda — 0.1%
51,594	Catlin Group Ltd.	545,193

Brazil — 0.5%
270,100	AMBEV SA	1,744,852
156,600	Embraer SA	1,373,490
296,610	Vale SA, Class B Shares, ADR(a)	1,919,067

	Total Brazil	5,037,409

Canada — 1.8%
59,422	Dollarama Inc.	2,971,575
98,500	Hudson’s Bay Co.	2,213,926
45,800	Imperial Oil Ltd.	1,767,231
24,651	Methanex Corp.	1,340,603
64,152	Saputo Inc.	1,863,702
197,501	Suncor Energy Inc.(a)	5,928,821
92,352	Toronto-Dominion Bank (The)	4,048,064

	Total Canada	20,133,922

China — 1.3%
5,182,000	Agricultural Bank of China Ltd., Class H Shares	2,571,961
24,600	Alibaba Group Holding Ltd., ADR*	2,093,952
954,500	China Railway Construction Corp., Ltd., Class H Shares	1,162,740
4,112,500	CNOOC Ltd.	5,898,493
1,424,000	Lenovo Group Ltd.	2,193,957

	Total China	13,921,103

Denmark — 1.4%
1,553	AP Moeller — Maersk AS, Class B Shares	3,574,864
180,618	Danske Bank AS	4,774,109
4,126	DFDS AS	443,242
1,429	IC Group AS	35,138
110,459	Novo Nordisk AS, Class B Shares	5,281,788
1,616	PER Aarsleff AS, Class B Shares	377,767
17,395	William Demant Holding AS*	1,427,372

	Total Denmark	15,914,280

Finland — 0.8%
14,320	Atria OYJ, Class A Shares	156,885
90,283	Citycon OYJ	319,433
16,122	Cramo OYJ	257,677
20,600	HKScan OYJ, Class A Shares	127,173
63,375	Kesko OYJ, Class B Shares	2,507,358
496,998	Nokia OYJ	3,988,780
25,524	Sampo OYJ, Class A Shares	1,287,027
3,891	Sanoma OYJ	24,421
19,829	Sponda OYJ	99,217
1,340	Tieto OYJ	35,662

	Total Finland	8,803,633

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
France — 11.2%
46,479	Acanthe Developpement SA REIT(a)	$19,245
47,840	Accor SA	2,504,531
47,597	Airbus Group NV	2,944,295
283,290	AXA SA	7,184,352
193,417	BNP Paribas SA	11,258,271
1,052	Caisse Regionale de Credit Agricole Mutuel Nord de France	20,696
39,212	Casino Guichard Perrachon SA	3,691,952
8,860	Cegid Group	341,028
83,848	Cie de Saint-Gobain	3,767,593
23,628	Danone SA	1,647,297
31,870	Dassault Systemes	2,228,541
70,993	Edenred	1,935,839
45,587	Essilor International SA	5,323,129
45	Euler Hermes Group	4,969
319,549	GDF Suez	7,098,136
15,741	GL Events	316,011
6,157	Guerbet	264,301
462	Hermes International	148,992
6,870	Iliad SA	1,782,678
5,595	Ipsen SA	284,243
3,743	IPSOS	104,072
16,075	Jacquet Metal Service	299,985
23,737	Kering	4,828,615
9,142	Korian-Medica	338,135
107,798	Legrand SA	5,953,396
13,435	L’Oréal SA	2,437,000
27,008	LVMH Moët Hennessy Louis Vuitton SA	4,942,343
3,400	Manitou BF SA*	51,373
78,474	MPI	283,445
13	Orpea	865
14,243	Pernod Ricard SA	1,686,605
2,089	Rallye SA	79,140
523	Rubis SCA	31,730
65,287	Safran SA	4,590,111
849	Saft Groupe SA	29,805
80,662	Sanofi	7,913,287
129,242	Schneider Electric SE	10,395,714
24,718	SEB SA	1,834,419
1,523	Seche Environnement SA	46,996
57,153	Societe Generale SA	2,638,919
201,105	Suez Environnement Co.	3,587,079
67,669	Technip SA	4,406,425
221,180	Total SA	11,878,489
5,676	Trigano SA	163,325
22,366	Valeo SA	3,362,279

	Total France	124,649,651

Germany — 10.1%
9,263	Aareal Bank AG	415,640
38,331	Allianz SE, Class Registered Shares	6,411,148
1,143	Aurubis AG*	68,924
49,417	BASF SE	4,735,710
87,354	Bayer AG, Class Registered Shares	12,898,163
49,847	Bayerische Motoren Werke AG	6,302,579
3,649	Bilfinger SE	217,187
36,929	Brenntag AG	2,159,235

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Germany — 10.1% — (continued)
28,820	Continental AG	$6,877,691
70,017	Daimler AG, Class Registered Shares	6,772,033
7,418	Deutsche Beteiligungs AG	262,538
90,220	Deutsche Telekom AG, Class Registered Shares	1,681,926
76,899	DMG MORI SEIKI AG	2,540,013
1,028	Draegerwerk AG & Co. KGaA	84,327
1,182	Freenet AG	35,271
79,172	GEA Group AG	3,915,059
41,786	Hannover Rueck SE	4,028,460
29,761	HeidelbergCement AG	2,368,275
256,924	Infineon Technologies AG	2,976,414
56,074	KION Group AG	2,442,643
18,931	Linde AG	3,849,451
113,230	METRO AG	3,790,246
30,008	ProSiebenSat.1 Media AG	1,473,696
54,070	Rheinmetall AG	2,740,460
14,665	SAF-Holland SA	225,162
126,958	SAP SE	8,930,309
57,656	Siemens AG, Class Registered Shares	6,439,576
9,125	Sixt SE	382,426
4,789	Software AG	132,870
88,054	STADA Arzneimittel AG	2,891,631
29,157	Symrise AG	1,854,326
17,658	TUI AG	319,695
48,812	United Internet AG, Class Registered Shares	2,188,593
23,642	Volkswagen AG	5,856,158
15,987	VTG AG	389,745
16,167	Wacker Neuson SE	386,347
65,202	Wincor Nixdorf AG	3,150,227

	Total Germany	112,194,154

Hong Kong — 2.6%
789,200	AIA Group Ltd.	4,627,990
1,000,000	Brilliance China Automotive Holdings Ltd.	1,964,850
632,000	Century City International Holdings Ltd.	48,874
480,313	China Merchants Holdings International Co., Ltd.	1,832,521
401,000	China Mobile Ltd.	5,454,581
5,980,000	CSI Properties Ltd.	219,714
105,000	Dickson Concepts International Ltd.	48,732
97,500	Emperor International Holdings Ltd.	21,869
760,000	Get Nice Holdings Ltd.	32,822
65,000	Hong Kong Television Network Ltd.*	23,789
314,000	Hongkong Land Holdings Ltd.	2,370,871
336,000	Hsin Chong Construction Group Ltd.(a)	40,751
199,500	IT Ltd.	55,563
97,610	Jardine Strategic Holdings Ltd.	3,393,105
753,000	Kerry Properties Ltd.	2,507,885
541,000	Luk Fook Holdings International Ltd.	1,712,254
1,806,000	Pacific Andes International Holdings Ltd.	55,879
242,000	Paliburg Holdings Ltd.	81,125
54,000	Regal Hotels International Holdings Ltd., Class Registered Shares	33,281
735,000	Regal Real Estate Investment Trust	210,340
730,000	Samson Holding Ltd.	95,961
179,000	SITC International Holdings Co., Ltd.	101,530
52,000	Sitoy Group Holdings Ltd.	29,502
2,612,000	SJM Holdings Ltd.	3,765,468

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Hong Kong — 2.6% — (continued)
47,000	Sunlight Real Estate Investment Trust	$24,235
66,000	Texwinca Holdings Ltd.	60,842
835,200	VST Holdings Ltd.	276,682
54,000	Xinyi Glass Holdings Ltd.	28,965

	Total Hong Kong	29,119,981

India — 0.5%
169,150	ICICI Bank Ltd., ADR	1,970,598
1,089,623	Idea Cellular Ltd.	2,753,206
28,923	Larsen & Toubro Ltd.	826,092
90,424	Zee Entertainment Enterprises Ltd.	508,801

	Total India	6,058,697

Indonesia — 0.2%
3,104,200	Indofood Sukses Makmur Tbk PT	1,775,731

Ireland — 0.7%
45,855	Aer Lingus Group PLC	115,729
349,820	C&C Group PLC	1,505,974
124,543	Experian PLC	2,302,545
154,997	James Hardie Industries PLC	1,829,101
18,200	Ryanair Holdings PLC, ADR(a)	1,152,970
9,795	Smurfit Kappa Group PLC	274,079
123,151	Total Produce PLC	149,077
56,464	UDG Healthcare PLC	406,988

	Total Ireland	7,736,463

Isle of Man — 0.0%
24,382	GVC Holdings PLC	179,178
13,693	Playtech PLC	162,070

	Total Isle of Man	341,248

Israel — 1.1%
4,886	Africa Israel Properties Ltd.	68,551
9,359	Amot Investments Ltd.	29,512
11,800	B Communications Ltd.*	177,461
1,482,155	Bezeq Israeli Telecommunication Corp., Ltd.	2,374,743
45,744	Check Point Software Technologies Ltd.*	3,819,167
10,550	Clal Insurance Enterprises Holdings Ltd.*	165,679
36,065	Discount Investment Corp. Ltd., Class Registered Shares	86,675
566.87	Energix-Renewable Energies Ltd.*	276
11,946	Harel Insurance Investments & Financial Services Ltd.	58,475
35,275	Jerusalem Economy Ltd.	141,387
25,522	Phoenix Holdings Ltd. (The)	75,341
512	Plasson Industries Ltd.*	19,400
91,507	Teva Pharmaceutical Industries Ltd., ADR	5,217,729

	Total Israel	12,234,396

Italy — 1.4%
205,978	A2A SpA	208,517
7,469	ACEA SpA	91,701
89,459	Ascopiave SpA	198,750
10,022	Astaldi SpA	72,604
18,994	ASTM SpA	258,839
6,517	Banca Carige SpA*	477
1,579	Banca IFIS SpA	30,359
2,577	Brembo SpA	97,162
3,856	Danieli & C Officine Meccaniche SpA	63,324

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Italy — 1.4% — (continued)
36,879	DiaSorin SpA	$1,488,988
1,015,512	Enel SpA	4,671,939
29,239	ERG SpA	368,079
17,799	GTECH SpA(a)	368,555
1,169,606	Intesa Sanpaolo SpA	3,900,364
39,573	Iren SpA	52,239
251,000	Prada SpA(a)	1,507,823
226,333	Trevi Finanziaria Industriale SpA	838,031
37,629	Unipol Gruppo Finanziario SpA	193,624
58,082	Yoox SpA*	1,263,928

	Total Italy	15,675,303

Japan — 14.8%
232,000	Achilles Corp.	298,233
25,300	Aisan Industry Co., Ltd.	231,424
158,000	Asahi Kasei Corp.	1,633,501
30,500	ASKA Pharmaceutical Co., Ltd.	294,484
216,900	Astellas Pharma Inc.	3,451,780
10,600	Bando Chemical Industries Ltd.	39,821
37,000	Bank of Nagoya Ltd. (The)	141,356
137,000	Bank of Saga Ltd. (The)	364,781
86,700	Bridgestone Corp.	3,326,148
4,600	Canon Marketing Japan Inc.	88,294
7,800	Cawachi Ltd.	133,341
93,000	Central Glass Co., Ltd.	416,365
13,900	Cleanup Corp.	109,436
14,800	Corona Corp., Class A Shares	143,810
60,000	Daiichi Jitsugyo Co., Ltd.	299,264
49,600	Daikin Industries Ltd.	3,237,436
13,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	69,013
128,400	Daiwa House Industry Co., Ltd.	2,528,772
32,800	Disco Corp.(a)	3,013,870
24,000	East Japan Railway Co.	2,015,217
52,400	EDION Corp.(a)	429,942
126,000	Eighteenth Bank Ltd. (The)	403,896
40,900	Electric Power Development Co., Ltd.	1,367,046
10,200	Elematec Corp.	245,103
10,900	FANUC Corp.	2,093,526
684,000	Fujitsu Ltd.	4,127,166
600	Fukuda Denshi Co., Ltd.	30,784
27,200	Funai Electric Co., Ltd.	320,419
67,000	Fuso Pharmaceutical Industries Ltd.	182,427
5,100	Geo Holdings Corp.	57,537
119,000	Gunze Ltd.	324,006
19,200	Hakuto Co., Ltd.	221,513
17,500	Heiwa Real Estate Co. Ltd.	243,456
1,658,000	Hitachi Ltd.	11,354,113
96,400	Honda Motor Co., Ltd.	3,188,267
63,400	Hoya Corp.	2,561,957
325	Ichigo Real Estate Investment Corp. REIT	256,281
35,300	Inabata & Co., Ltd.	342,727
2,900	Itochu-Shokuhin Co., Ltd.	100,681
36,000	Jaccs Co., Ltd.	175,973
80,000	Japan Pulp & Paper Co., Ltd.	229,898
430	Japan Rental Housing Investments Inc. REIT	329,148
64,800	JFE Holdings Inc.	1,622,374

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Japan — 14.8% — (continued)
98,000	JGC Corp.	$2,013,003
66,800	Jimoto Holdings Inc.	137,168
94,000	J-Oil Mills Inc.	335,216
1,000	Joshin Denki Co., Ltd.	8,062
100	Kaga Electronics Co., Ltd.	1,225
6,900	Kato Sangyo Co., Ltd.	137,919
105,000	Kawasaki Kisen Kaisha Ltd.	319,945
161,000	KDDI Corp.	11,168,547
10,800	Keiyo Co., Ltd.(a)	48,860
103	Kenedix Residential Investment Corp. REIT, Class A Shares	313,967
4,000	Keyence Corp.	2,047,737
4,600	Koatsu Gas Kogyo Co., Ltd.	23,739
31,100	Kohnan Shoji Co., Ltd.	353,073
110,100	Komatsu Ltd.	2,294,632
11,500	Konoike Transport Co., Ltd.	236,166
223,000	Kubota Corp.	3,630,420
189,000	Kurabo Industries Ltd.	325,112
82,000	Kyodo Printing Co., Ltd.	263,776
300	Kyokuto Securities Co., Ltd.	4,740
2,800	KYORIN Holdings Inc.	62,727
488,000	Marubeni Corp.	3,001,748
38,000	Marudai Food Co., Ltd.	128,110
146	MID REIT Inc., Class A Shares	368,860
132,000	Mie Bank Ltd. (The)	331,347
31,100	Mirait Holdings Corp.	325,556
137,800	Mitsubishi Corp.	2,756,964
31,600	Mitsui Home Co., Ltd.	136,637
89,400	MS&AD Insurance Group Holdings Inc.	2,472,232
124,200	Nabtesco Corp.	3,337,013
28,700	Nagase & Co., Ltd.	372,583
5,500	Namura Shipbuilding Co., Ltd.	52,697
2,000	Nice Holdings Inc.	3,257
35,300	Nidec Corp.	2,385,138
226,100	Nikon Corp.(a)	2,924,522
40	Nippon Accommodations Fund Inc. REIT, Class A Shares	152,930
118,000	Nippon Beet Sugar Manufacturing Co., Ltd.	206,279
9,900	Nippon Flour Mills Co., Ltd.	48,615
238,700	Nippon Light Metal Holdings Co., Ltd.	361,515
11	NIPPON REIT Investment Corp.(a)	30,661
9,000	Nippon Road Co., Ltd. (The)	46,275
104,320	Nippon Steel & Sumikin Bussan Corp.	360,586
46,400	Nippon Telegraph & Telephone Corp.	2,880,885
23,300	Nipro Corp.	220,673
63,000	Nisshin Oillio Group Ltd. (The)	235,273
64,000	Nissin Corp.	171,893
39,500	Nissin Kogyo Co., Ltd.	627,337
83,750	NKSJ Holdings Inc.	2,610,155
142,500	Nomura Real Estate Holdings Inc.	2,518,923
18,000	Noritake Co., Ltd.	43,528
6,000	Onoken Co., Ltd.	54,170
4,500	Open House Co., Ltd.	103,996
14,500	Otsuka Kagu Ltd.(a)	199,111
26,300	Paltac Corp.	367,853
20,200	Paris Miki Holdings Inc.	82,685
53	Premier Investment Corp. REIT	295,192
304,900	Ricoh Co., Ltd.	3,034,701

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Japan — 14.8% — (continued)
14,900	Ryosan Co., Ltd.	$379,403
29,400	Ryoyo Electro Corp.	323,132
113,000	Sakai Chemical Industry Co., Ltd.	370,837
32,200	Sanoh Industrial Co., Ltd.	212,828
22,500	Sanshin Electronics Co., Ltd.	191,129
66,000	Sanyo Shokai Ltd.	163,645
34,200	SCSK Corp.	940,325
4,200	Seiko Epson Corp.	154,581
286,000	Sekisui Chemical Co., Ltd.	3,674,049
254,400	Sekisui House Ltd.	3,432,424
100,000	Sekisui Plastics Co., Ltd.	384,962
78,100	Seven & i Holdings Co., Ltd.	2,989,550
50,200	Shin-Etsu Chemical Co., Ltd.	3,446,685
22,900	Shinko Shoji Co., Ltd.	224,866
83,000	Showa Sangyo Co., Ltd.	349,208
16,600	SMC Corp.	4,613,774
256,700	Sumitomo Mitsui Financial Group Inc.	10,227,513
61,400	Suntory Beverage & Food Ltd.	2,302,154
62,300	Suzuki Motor Corp.	1,971,237
45,000	Taihei Dengyo Kaisha Ltd.	319,294
20,200	Taiho Kogyo Co., Ltd., Class A Shares	239,247
70,000	Takiron Co., Ltd.	301,541
38,000	Tokyo Energy & Systems Inc.	276,301
35,600	TOMONY Holdings Inc.	166,545
119,000	Topy Industries Ltd.	297,779
5,800	Tosei Corp.	36,704
763,000	Toshiba Corp.	3,157,872
700	Towa Pharmaceutical Co., Ltd.	37,530
97,400	Toyo Tire & Rubber Co., Ltd.	2,202,515
131,200	Toyota Motor Corp.	8,856,416
42,000	Uchida Yoko Co., Ltd.	129,323
36,900	Vital KSK Holdings Inc.	294,175
493,400	Yahoo Japan Corp.	1,986,662
6,300	Yamazen Corp.	50,278
50,000	Yurtec Corp.	358,440

	Total Japan	164,083,444

Jersey, Channel Islands — 0.0%
301,967	Highland Gold Mining Ltd.	176,510
19,358	Phoenix Group Holdings	256,178

	Total Jersey, Channel Islands	432,688

Luxembourg — 0.2%
5,184	APERAM SA*	183,734
60,704	SES SA, ADR	2,091,355

	Total Luxembourg	2,275,089

Macau — 0.1%
345,200	Sands China Ltd.	1,576,910

Mexico — 0.3%
199,214	Grupo Financiero Banorte SAB de CV, Class O Shares	1,078,369
62,390	Grupo Televisa SAB, ADR*	2,128,747

	Total Mexico	3,207,116

Netherlands — 3.9%
93,336	Aalberts Industries NV	2,886,684
13,258	Accell Group	238,177

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Netherlands — 3.9% — (continued)
89,020	Akzo Nobel NV	$6,610,370
428	ASM International NV	19,387
13,535	ASML Holding NV	1,461,980
18,949	BE Semiconductor Industries NV	499,488
51,861	Boskalis Westminster NV	2,408,717
201,685	Delta Lloyd NV	3,659,531
26,169	Gemalto NV(a)	2,121,783
36,582	Heineken NV	2,856,012
563,045	ING Groep NV, ADR*	8,383,907
59,716	Koninklijke DSM NV	3,333,910
45,082	Koninklijke Vopak NV	2,368,872
19,989	NSI NV RIET	95,743
319,031	PostNL NV*	1,423,724
164,802	Royal Dutch Shell PLC, Class A Shares	5,389,285
96	Wereldhave NV REIT	6,598

	Total Netherlands	43,764,168

New Zealand — 0.1%
145,479	Air New Zealand Ltd.	313,778
98,348	Chorus Ltd.*	217,149
299	Mighty River Power Ltd.	773
162,186	New Zealand Oil & Gas Ltd.	78,482
43,831	SKY Network Television Ltd.	185,527

	Total New Zealand	795,709

Norway — 1.0%
2,778	Aker ASA, Class A Shares	63,830
31,508	Atea ASA	355,811
17,426	Austevoll Seafood ASA	105,378
17,547	Borregaard ASA	111,032
139,991	BW Offshore Ltd.	112,328
208,610	DNB ASA	3,391,976
1,967	Leroy Seafood Group ASA	67,537
22,641	Salmar ASA	370,956
24,213	Sparebank 1 Nord Norge	126,442
15,535	SpareBank 1 SMN	121,465
165,444	Statoil ASA(a)	3,115,962
4,903	Storebrand ASA*	17,447
155,569	Telenor ASA	3,123,647
5,892	Wilh Wilhelmsen ASA, Class B Shares	33,664

	Total Norway	11,117,475

Portugal — 0.0%
33,477	NOS SGPS	221,619
90,909	Sonae SGPS SA	130,183

	Total Portugal	351,802

Singapore — 0.8%
352,000	Ascott Residence Trust REIT	335,671
245,000	Asian Pay Television Trust	166,292
86,737	Cape PLC	315,171
84,000	Chip Eng Seng Corp., Ltd.	59,841
484,532	DBS Group Holdings Ltd.	6,951,670
234,000	Hong Fok Corp., Ltd.	152,814
60,000	Hong Leong Asia Ltd.	63,145
691,700	k1 Ventures Ltd.	100,502
157,800	Mapletree Industrial Trust REIT	178,946

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Singapore — 0.8% — (continued)
350,100	Raffles Education Corp., Ltd.	$87,360
236,600	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	159,740
8,100	Sembcorp Industries Ltd.	25,216
169,085	Sembcorp Marine Ltd.(a)	370,476
63,000	Soilbuild Business Space REIT	37,460
116,300	United Engineers Ltd.	241,499

	Total Singapore	9,245,803

South Africa — 0.0%
1,821	Mondi PLC	37,315
1,806	Mota-Engil Africa NV*	13,224
2,046	Spar Group Ltd. (The)*	31,326

	Total South Africa	81,865

South Korea — 2.1%
94,165	Hankook Tire Co., Ltd.*	4,101,338
28,735	Hyundai Motor Co.	4,183,407
64,117	KB Financial Group Inc.	2,274,881
46,047	KT&G Corp.	3,345,152
3,497	Samsung Electronics Co., Ltd.	4,306,286
17,667	SK Telecom Co., Ltd.	4,625,399

	Total South Korea	22,836,463

Spain — 2.8%
61,247	Abengoa SA	207,479
2,125	Acerinox SA	34,549
54,331	ACS Actividades de Construccion y Servicios SA	2,017,829
68,535	Amadeus IT Holding SA, Class A Shares	2,820,911
354,795	Banco Bilbao Vizcaya Argentaria SA	3,551,756
657,669	Banco Santander SA	4,801,790
5,129	Bolsas y Mercados Españoles SA	223,397
3,152	Carbures Europe SA*	7,796
28,802	Cie Automotive SA	415,239
2,078	Corp Financiera Alba SA	106,807
3,438	Ebro Foods SA	65,478
47,607	Grifols SA	1,929,684
140,439	Inditex SA	4,411,693
6,051	Obrascon Huarte Lain SA	144,926
65,842	Papeles y Cartones de Europa SA	328,732
377,079	Prosegur Cia de Seguridad SA	2,229,640
35,318	Técnicas Reunidas SA	1,461,745
412,564	Telefonica SA	6,411,139

	Total Spain	31,170,590

Sweden — 1.5%
90,785	Atlas Copco AB, Class A Shares	2,924,682
3	Axfood AB	174
19,693	B&B Tools AB, Class B Shares	334,939
11,518	Bilia AB, Class A Shares(a)	378,511
16,928	BillerudKorsnas AB	268,581
17,891	Bure Equity AB	111,097
63,303	Hexagon AB, Class B Shares	2,284,355
1,680	Holmen AB, Class B Shares	58,398
285,092	Klovern AB, Class A Shares	377,764
176,908	Klovern AB, Class B Shares*	220,481
2,414	L E Lundbergforetagen AB, Class B Shares	116,395
29,562	Meda AB, Class A Shares	478,361
5,512	Mekonomen AB	149,056

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
Sweden — 1.5% — (continued)
130	NCC AB, Class A Shares	$4,541
912	NCC AB, Class B Shares	31,970
1,456	Nolato AB, Class B Shares	35,929
51,618	Peab AB	438,012
39,782	Swedish Match AB	1,252,539
209,889	Telefonaktiebolaget LM Ericsson, Class B Shares	2,716,708
617,924	TeliaSonera AB	3,926,226

	Total Sweden	16,108,719

Switzerland — 8.3%
60,434	ABB Ltd., Class Registered Shares*	1,293,833
396	Allreal Holding AG*	60,771
35,257	Aryzta AG*	2,816,604
1,608	Barry Callebaut AG, Class Registered Shares*	1,667,584
9,825	BKW AG	317,669
25,752	Cie Financiere Richemont SA, Class Registered Shares	2,266,881
107,420	Clariant AG, Class Registered Shares*	1,943,914
207,022	Credit Suisse Group AG, Class Registered Shares*	5,042,027
215,435	Ferrexpo PLC	217,261
2,225	Galenica AG, Class Registered Shares	1,929,991
515	GAM Holding AG*	10,060
11	Georg Fischer AG, Class Registered Shares*	7,898
1,049	Givaudan SA, Class Registered Shares*	2,012,409
845	Helvetia Holding AG, Class Registered Shares	424,450
11,945	Kudelski SA	160,562
29,088	Logitech International SA, Class Registered Shares	431,228
28,763	Lonza Group AG, Class Registered Shares*	3,541,878
93,226	Nestlé SA, Class Registered Shares	7,274,116
121,355	Novartis AG, Class Registered Shares*	12,437,864
66,945	Roche Holding AG	18,166,250
992	SGS SA, Class Registered Shares	2,004,872
1,421	Siegfried Holding AG, Class Registered Shares*	238,689
339	Sika AG	1,197,551
15,688	Sonova Holding AG, Class Registered Shares	2,172,283
519	Straumann Holding AG	142,578
4,800	Swatch Group AG (The)	2,185,809
8,748	Syngenta AG, Class Registered Shares	3,087,374
39,618	Temenos Group AG, Class Registered Shares	1,360,131
377,047	UBS Group AG*	6,617,043
1,109	Valora Holding AG, Class Registered Shares*	246,113
42,530	Wolseley PLC	2,600,507
26,444	Zurich Insurance Group AG*	8,452,394

	Total Switzerland	92,328,594

Taiwan — 0.4%
919,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,387,260

Thailand — 0.5%
1,850,900	CP ALL PCL	2,287,886
144,500	Kasikornbank PCL, NVDR	967,475
1,327,400	PTT Global Chemical PCL	2,297,108

	Total Thailand	5,552,469

United Kingdom — 20.5%
79,754	Aggreko PLC	2,099,447
62,794	Amlin PLC	512,642
1,396	Anglo Pacific Group PLC	1,989
309,082	ARM Holdings PLC	5,506,460

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
United Kingdom — 20.5% — (continued)
32,733	AstraZeneca PLC	$2,255,225
34,462	Aveva Group PLC	847,632
522,552	Aviva PLC	4,346,453
127,219	Avocet Mining PLC*(a)	10,305
2,321,677	Barclays PLC	9,216,312
80,625	Barratt Developments PLC	640,296
25,880	BBA Aviation PLC	138,361
16,726	Bellway PLC	513,601
12,435	Berkeley Group Holdings PLC	502,118
299,342	BG Group PLC	4,412,113
6,359	Bovis Homes Group PLC	94,849
1,151,777	BP PLC	7,953,888
91,464	British American Tobacco PLC	5,334,821
335,386	Britvic PLC	3,954,704
1,413,219	BT Group PLC, Class A Shares	9,932,416
97,116	Bunzl PLC	2,837,124
219,045	Burberry Group PLC	6,318,838
409,395	Cable & Wireless Communications PLC	368,142
196,699	Capita PLC	3,600,401
71,091	Carillion PLC	395,504
12,611	Chesnara PLC	70,831
29,503	Computacenter PLC	337,537
66,536	Costain Group PLC	310,170
336,282	Debenhams PLC	422,191
129,243	Diageo PLC	3,860,877
51,100	Dignity PLC	1,525,636
185,185	Domino’s Pizza Group PLC	2,064,452
12,630	Drax Group PLC	80,524
2,324	DS Smith PLC	13,156
205,556	Essentra PLC	3,223,777
201,651	Evraz PLC	611,740
171,904	Firstgroup PLC*	278,973
17,538	Galliford Try PLC	405,018
187,349	GlaxoSmithKline PLC	4,447,283
5,500	Greene King PLC	74,062
39,762	Greggs PLC	538,525
5,899	Hikma Pharmaceuticals PLC	224,979
131,858	Home Retail Group PLC	411,740
1,765,610	HSBC Holdings PLC	15,798,023
46,519	Hunting PLC	341,740
382,850	ICAP PLC	3,160,989
519	Immunodiagnostic Systems Holdings PLC	2,584
72,611	Imperial Tobacco Group PLC	3,571,735
31,352	Inchcape PLC	356,085
28,173	Indivior PLC*	75,984
117,568	Inmarsat PLC	1,588,035
436,432	International Consolidated Airlines Group SA*	3,905,358
11,644	Interserve PLC	112,820
55,493	Intertek Group PLC	2,164,598
667,547	ITV PLC	2,321,194
463,968	Kingfisher PLC	2,616,607
72,109	Laird PLC	389,386
38,437	Lancashire Holdings Ltd.	407,810
6,320,091	Lloyds Banking Group PLC*	7,705,304
12,386	Londonmetric Property PLC REIT	30,860
52,812	Lookers PLC	125,451
251,545	Man Group PLC	743,770

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units	Security	Value
United Kingdom — 20.5% — (continued)
5,558	Mapeley Ltd.*^(c)	$0
8,068	Morgan Sindall Group PLC	89,408
94,475	National Express Group PLC	413,709
230,082	National Grid PLC	3,145,598
35,402	NewRiver Retail Ltd.	166,686
5,941	Pennon Group PLC	77,992
1,897	Persimmon PLC*	51,638
988,188	Premier Oil PLC	2,556,000
200,563	Prudential PLC	5,043,115
77,957	Reckitt Benckiser Group PLC	7,045,922
492,562	Reed Elsevier NV	12,230,726
52,009	Rexam PLC	446,088
243,359	Rio Tinto PLC	11,986,437
191,320	Rolls-Royce Holdings PLC*	2,799,455
162,559	Royal Mail PLC	1,054,686
65,058	RPS Group PLC	265,913
95,019	Safestore Holdings PLC REIT	411,202
192,567	Sage Group PLC (The)	1,439,122
7,617	Savills PLC	85,712
79,166	Scottish & Southern Energy PLC	1,921,692
145,084	Sky PLC	2,227,686
245,406	Smith & Nephew PLC	4,514,093
46,485	Spectris PLC	1,561,789
25,319	St. Ives PLC	73,480
214,200	Standard Chartered PLC	3,202,544
7,346	Synergy Health PLC	241,602
92,624	Telecity Group PLC	1,322,224
36,358	TT Electronics PLC	74,534
132,175	Tullett Prebon PLC	709,809
45,928	Unilever NV	1,997,792
124,866	Unilever PLC	5,512,020
4,571	Vesuvius PLC	33,733
2,998,438	Vodafone Group PLC	10,389,526
105,384	Weir Group PLC (The)	2,771,029
467,993	William Hill PLC	2,724,193
435	Workspace Group PLC REIT	5,774
131,992	WPP PLC	3,123,340
135,376	Xchanging PLC	300,664

	Total United Kingdom	228,130,378

United States — 0.8%
63,960	Carnival Corp.	2,813,601
121,819	Carnival PLC	5,502,999

	Total United States	8,316,600

	TOTAL COMMON STOCKS (Cost — $1,002,663,741)	1,063,952,135

PREFERRED STOCKS — 0.1%
Germany — 0.0%
63	Draegerwerk AG & Co. KGaA, 1.060%	6,928
24	Villeroy & Boch AG	396
1,163	Volkswagen AG, 1.800%	293,518

	Total Germany	300,842

Italy — 0.1%
63,113	Unipol Gruppo Finanziario SpA, 5.340%	324,636

	TOTAL PREFERRED STOCKS (Cost — $533,322)	625,478

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares/Units		Security	Value
RIGHT — 0.0%
United Kingdom — 0.0%
271		Anglo Pacific, expires 2/25/2015*^ (Cost — $0)	$0

EXCHANGE-TRADED SECURITY — 0.0%
Guernsey — 0.0%
333,758		Schroder Real Estate Investment Trust Ltd. (Cost — $311,712)	314,261

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,003,508,775)	1,064,891,874

Face Amount†
SHORT-TERM INVESTMENTS (d) — 4.2%
MONEY MARKET FUND — 1.5%
$16,744,305		Invesco STIT — Government & Agency Portfolio(e) (Cost — $16,744,305)	16,744,305

TIME DEPOSITS — 2.7%
14,852,772		Barclays Bank PLC — London, 0.030% due 3/2/15	14,852,772
		BBH — Grand Cayman:
34,759	CHF	(1.000)% due 3/2/15	36,481
2,369	EUR	(0.169)% due 3/2/15	2,651
2,473,492	JPY	0.005% due 3/2/15	20,680
341,748	HKD	0.005% due 3/2/15	44,063
4,467	SGD	0.005% due 3/2/15	3,278
2,079	GBP	0.086% due 3/2/15	3,209
20,684	AUD	1.442% due 3/2/15	16,162
1	NZD	2.550% due 3/2/15	1
7,434,295		BNP Paribas — Grand Cayman, 0.030% due 3/2/15	7,434,295
7,838,065		JPMorgan Chase & Co. — Nassau, 0.030% due 3/2/15	7,838,065
223,351	NOK	Nordea Bank Norge ASA — Oslo, 0.386% due 3/2/15	29,159

		TOTAL TIME DEPOSITS (Cost — $30,280,816)	30,280,816

		TOTAL SHORT-TERM INVESTMENTS (Cost — $47,025,121)	47,025,121

		TOTAL INVESTMENTS — 100.1% (Cost — $1,050,533,896#)	1,111,916,995

		Liabilities in Excess of Other Assets — (0.1)%	(1,496,811)

		TOTAL NET ASSETS — 100.0%	$1,110,420,184

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Illiquid security.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.7%.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.
^	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SGD	— Singapore Dollar

Summary of Investments by Security Sector^
Financials	18.6%
Consumer Discretionary	15.3
Industrials	14.5
Health Care	9.7
Information Technology	8.9
Consumer Staples	8.0
Materials	7.2
Telecommunication Services	6.2
Energy	5.3
Utilities	2.1
Short-Term Investments	4.2

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
COMMON STOCKS — 93.9%
Argentina — 0.3%
43,179	YPF SA, ADR	$1,109,269

Brazil — 11.7%
1,063,856	AMBEV SA, ADR	6,861,871
113,815	Banco Bradesco SA, ADR	1,500,082
426,985	Banco do Brasil SA	3,567,483
290,086	BB Seguridade Participações SA	3,310,597
279,825	BM&FBovespa SA	989,589
299,252	CCR SA	1,757,144
29,632	CETIP SA — Mercados Organizados	359,049
181,400	Cia Energética de Minas Gerais, ADR	834,440
351,694	Cielo SA	5,538,654
172,700	Estacio Participações SA	1,174,044
259,450	Gerdau SA, ADR	926,236
206,091	Itaú Unibanco Holding SA, ADR	2,633,843
116,200	Localiza Rent a Car SA	1,432,547
66,600	Natura Cosméticos SA	659,666
136,200	Petróleo Brasileiro SA, ADR	913,902
348,069	Souza Cruz SA	3,109,204
30,447	Ultrapar Participações SA	638,969
204,075	Vale SA, Class B Shares, ADR(a)	1,514,236
207,800	Via Varejo SA*	1,236,992

	Total Brazil	38,958,548

China — 12.1%
269,000	AAC Technologies Holdings Inc.	1,781,477
4,174,000	Agricultural Bank of China Ltd., Class H Shares(b)	2,071,665
14,605	Alibaba Group Holding Ltd., ADR*	1,243,178
616,500	Anhui Conch Cement Co., Ltd., Class H Shares(a)(b)	2,098,237
500,000	Anton Oilfield Services Group(a)	99,630
8,445	Autohome Inc., ADR*	322,515
37,557	Baidu Inc., ADR*	7,652,239
8,916	Bitauto Holdings Ltd., ADR*	565,720
6,365,380	China Construction Bank Corp., Class H Shares(b)	5,296,845
728,000	China Merchants Bank Co., Ltd., Class H Shares(b)	1,657,263
2,837,000	China National Materials Co., Ltd., Class H Shares(b)	716,856
412,000	China Oilfield Services Ltd., Class H Shares(b)	623,352
358,000	China Shenhua Energy Co., Ltd., Class H Shares(b)	939,100
1,029,000	CNOOC Ltd.	1,475,878
37,100	NetEase Inc., ADR	3,711,484
49,300	New Oriental Education & Technology Group Inc., ADR*	944,588
232,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	2,580,308
128,760	Tencent Holdings Ltd.	2,253,368
78,846	Tsingtao Brewery Co., Ltd., Class H Shares(b)	497,524
32,650	Vipshop Holdings Ltd., ADR*(a)	798,293
212,800	Weichai Power Co., Ltd., Class H Shares	868,150
358,000	Zhuzhou CSR Times Electric Co., Ltd., Class H Shares(b)	2,012,520

	Total China	40,210,190

Colombia — 0.7%
31,900	Bancolombia SA, ADR(a)	1,311,090
293,100	Pacific Rubiales Energy Corp.(a)	874,471

	Total Colombia	2,185,561

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
Cyprus — 0.3%
20,664	Eurasia Drilling Co., Ltd., Class Registered Shares, GDR	$365,443
104,401	Globaltrans Investment PLC, Class Registered Shares, GDR	526,283

	Total Cyprus	891,726

Egypt — 0.4%
202,533	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	1,354,607

Hong Kong — 4.9%
47,413	China Mobile Ltd., ADR	3,212,231
1,597,000	China State Construction International Holdings Ltd.	2,289,144
258,264	Galaxy Entertainment Group Ltd.	1,306,819
1,372,200	Huabao International Holdings Ltd.	1,040,395
244,402	Link REIT (The)	1,556,105
30,700	Melco Crown Entertainment Ltd., ADR(a)	737,414
341,794	Power Assets Holdings Ltd.	3,511,092
729,500	Techtronic Industries Co., Ltd.	2,518,139

	Total Hong Kong	16,171,339

Hungary — 0.4%
75,079	OTP Bank PLC	1,188,589

India — 15.1%
162,775	Adani Ports & Special Economic Zone Ltd.	912,154
108,855	Aurobindo Pharma Ltd.	1,813,092
118,580	Axis Bank Ltd.	1,093,414
54,220	Axis Bank Ltd., Class Registered Shares, GDR	2,494,074
186,633	Cipla Ltd.	2,036,044
23,698	Colgate-Palmolive India Ltd.	743,273
125,027	Glenmark Pharmaceuticals Ltd.	1,583,648
49,170	HCL Technologies Ltd.	1,609,579
381,648	HDFC Bank Ltd.	6,579,874
27,740	HDFC Bank Ltd., ADR	1,720,157
209,935	Hindustan Unilever Ltd.	3,021,160
339,368	Housing Development Finance Corp., Ltd.	7,432,107
112,500	ICICI Bank Ltd., ADR	1,310,625
933,789	ITC Ltd.	5,947,953
63,323	Kotak Mahindra Bank Ltd.	1,370,379
7,674	Nestle India Ltd.	873,298
208,824	Power Grid Corp. of India Ltd.	530,426
118,793	Reliance Industries Ltd.	1,654,617
91,548	Shriram Transport Finance Co., Ltd.	1,721,119
221,247	Sun Pharmaceutical Industries Ltd.	3,148,338
31,232	Tata Consultancy Services Ltd.	1,351,101
21,310	Tata Motors Ltd., ADR	1,048,878
46,016	Westlife Development Ltd.*	208,962

	Total India	50,204,272

Indonesia — 4.7%
2,112,700	Astra International Tbk PT	1,282,874
1,915,727	Bank Central Asia Tbk PT	2,088,615
2,166,562	Bank Mandiri Persero Tbk PT	2,011,090
1,789,500	Bank Rakyat Indonesia Persero Tbk PT	1,780,937
497,218	Matahari Department Store Tbk PT	686,603
694,400	Semen Indonesia Persero Tbk PT	798,552
10,198,324	Telekomunikasi Indonesia Persero Tbk PT	2,314,219
49,500	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,232,450
462,111	Unilever Indonesia Tbk PT	1,287,306
652,078	United Tractors Tbk PT	1,046,092

	Total Indonesia	15,528,738

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
Jersey, Channel Islands — 0.6%
10,817	Randgold Resources Ltd.	$859,758
13,649	Randgold Resources Ltd., ADR(a)	1,080,864

	Total Jersey, Channel Islands	1,940,622

Luxembourg — 0.1%
19,422	Oriflame Cosmetics SA, SDR (a)	286,643

Macau — 1.1%
541,693	Sands China Ltd.	2,474,510
455,400	Wynn Macau Ltd.(a)	1,192,460

	Total Macau	3,666,970

Malaysia — 1.5%
77,286	British American Tobacco Malaysia Bhd	1,477,977
894,100	Genting Malaysia Bhd	1,017,315
619,657	Malayan Banking Bhd	1,577,648
206,800	Public Bank Bhd	1,048,807

	Total Malaysia	5,121,747

Mexico — 4.0%
31,091	Fomento Económico Mexicano SAB de CV, ADR*	2,961,729
674,200	Genomma Lab Internacional SAB de CV, Class B Shares*	743,188
404,600	Grupo Financiero Banorte SAB de CV, Class O Shares	2,190,148
80,049	Grupo Financiero Santander Mexico SAB de CV, ADR	881,339
303,971	Grupo México SAB de CV, Class B Shares	925,581
36,114	Grupo Televisa SAB, ADR*	1,232,210
64,527	Industrias Peñoles SAB de CV	1,371,572
424,300	Kimberly-Clark de México SAB de CV, Class A Shares	860,655
888,631	Wal-Mart de Mexico SAB de CV, Class V Shares	2,181,234

	Total Mexico	13,347,656

Pakistan — 0.5%
355,262	Oil & Gas Development Co., Ltd.	735,528
572,016	Pakistan Petroleum Ltd.	969,209

	Total Pakistan	1,704,737

Peru — 0.5%
11,800	Credicorp Ltd.	1,713,596

Philippines — 0.7%
30,300	Philippine Long Distance Telephone Co., ADR(a)	2,169,480

Poland — 0.2%
86,159	Eurocash SA	775,526

Russia — 4.6%
870,529	Alrosa AO	962,245
334,800	Gazprom OAO, ADR	1,668,104
19,712	Lukoil OAO, ADR	952,344
3,720	Magnit PJSC, Class Registered Shares, GDR	177,010
14,873	Magnit PJSC, GDR(c)	708,996
50,741	MegaFon OAO, GDR(c)	893,495
131,100	Mobile Telesystems OJSC, ADR	1,297,890
21,789	NovaTek OAO, Class Registered Shares, GDR	1,822,250
2,646,553	Sberbank of Russia*	3,241,837
140,364	TMK OAO, Class Registered Shares, GDR	438,875
130,756	X5 Retail Group NV, Class Registered Shares, GDR*	1,671,747
89,180	Yandex NV, Class A Shares*	1,467,011

	Total Russia	15,301,804

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units	Security	Value
Singapore — 0.4%
85,611	DBS Group Holdings Ltd.	$1,228,277

South Africa — 5.2%
38,202	Bidvest Group Ltd. (The)	1,054,241
77,441	Exxaro Resources Ltd.(a)	759,091
58,541	Imperial Holdings Ltd.	986,858
63,653	MTN Group Ltd.	1,128,571
17,516	Naspers Ltd., Class N Shares	2,570,162
47,235	Nedbank Group Ltd.	1,036,937
361,674	PPC Ltd.	561,762
90,135	Remgro Ltd.	2,138,134
139,720	Sanlam Ltd.	904,458
124,137	Shoprite Holdings Ltd.	1,768,093
124,749	Standard Bank Group Ltd.	1,629,169
25,707	Tiger Brands Ltd.	766,086
77,313	Vodacom Group Ltd.	899,408
148,276	Woolworths Holdings Ltd.	1,143,788

	Total South Africa	17,346,758

South Korea — 7.2%
12,197	Coway Co., Ltd.	953,946
28,845	Halla Visteon Climate Control Corp.*	1,121,520
242,686	Hanwha Life Insurance Co., Ltd.*	1,721,132
7,667	Hyundai Mobis Co., Ltd.	1,738,502
58,866	KB Financial Group Inc.	2,088,575
23,219	Kia Motors Corp.	958,390
40,366	Korea Aerospace Industries Ltd.	1,846,322
18,492	KT&G Corp.	1,343,379
799	Orion Corp.	698,081
5,075	Samsung Electronics Co., Ltd.	6,249,471
3,004	Samsung Fire & Marine Insurance Co., Ltd.	694,278
65,412	Shinhan Financial Group Co., Ltd.	2,591,885
44,241	SK Hynix Inc.	1,868,780

	Total South Korea	23,874,261

Spain — 0.2%
113,573	Cemex Latam Holdings SA*	681,445

Taiwan — 6.2%
1,206,000	Advanced Semiconductor Engineering Inc.	1,622,402
184,100	Catcher Technology Co., Ltd.	1,675,054
32,000	Eclat Textile Co., Ltd.	365,386
202,401	Hiwin Technologies Corp.	1,626,919
193,653	Hon Hai Precision Industry Co., Ltd., Class Registered Shares, GDR	1,064,118
56,000	MediaTek Inc.	843,744
218,795	President Chain Store Corp.	1,699,011
728,856	Taiwan Semiconductor Manufacturing Co., Ltd.	3,479,522
336,850	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,262,930

	Total Taiwan	20,639,086

Thailand — 3.0%
197,200	Advanced Info Service PCL	1,419,889
217,528	Bangkok Bank PCL, Class Registered Shares	1,236,485
566,600	Bangkok Dusit Medical Services PCL, Class F Shares	376,449
1,916,700	CP ALL PCL	2,369,221
185,600	Kasikornbank PCL	1,237,351
200,564	PTT Exploration & Production PCL	700,363
80,100	Siam Cement PCL (The), Class Registered Shares	1,272,707
2,657,900	Thai Beverage PCL(a)	1,364,794

	Total Thailand	9,977,259

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares/Units		Security	Value
Turkey — 3.1%
305,891		Akbank TAS	$998,387
295,828		Aselsan Elektronik Sanayi Ve Ticaret AS	1,412,850
13,790		Coca-Cola Icecek AS	267,967
1,588,315		Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	1,978,668
86,741		Ford Otomotiv Sanayi AS	1,172,561
210,966		KOC Holding AS	982,752
137,415		TAV Havalimanlari Holding AS	1,097,853
184,491		Turkcell Iletisim Hizmetleri AS*	969,671
615,963		Türkiye Is Bankasi, Class C Shares	1,542,526

		Total Turkey	10,423,235

United Kingdom — 3.5%
125,558		British American Tobacco PLC	7,278,362
75,493		SABMiller PLC	4,275,751

		Total United Kingdom	11,554,113

United States — 0.7%
12,700		First Cash Financial Services Inc.*	611,378
78,200		Freeport-McMoRan Inc.	1,691,466

		Total United States	2,302,844

		TOTAL COMMON STOCKS (Cost — $283,407,049)	311,858,898

PREFERRED STOCKS — 0.7%
Brazil — 0.7%
427,974		Itausa — Investimentos Itau SA, 0.594%	1,521,049
836,000		Marcopolo SA, 0.816%	659,612

		Total Brazil	2,180,661

India — 0.0%
1,910,034		Zee Entertainment Enterprises Ltd.*	27,260

		TOTAL PREFERRED STOCKS (Cost — $3,472,299)	2,207,921

RIGHT — 0.0%
Brazil — 0.0%
3,141		Itausa — Investimentos Itau SA, expires 3/25/2015* (Cost — $0)	3,762

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $286,879,348)	314,070,581

Face Amount†
SHORT-TERM INVESTMENTS (d) — 8.5%
MONEY MARKET FUND — 3.1%
$10,489,182		Invesco STIT — Government & Agency Portfolio(e) (Cost — $10,489,182)	10,489,182

TIME DEPOSITS — 5.4%
		BBH — Grand Cayman:
1,126,969	HKD	0.005% due 3/2/15	145,306
192	SGD	0.005% due 3/2/15	141
13,830,868		BNP Paribas — Grand Cayman, 0.030% due 3/2/15	13,830,868

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Face Amount†	Security	Value
TIME DEPOSITS — 5.4% — (continued)
$2,527,891	Skandinaviska Enskilda Banken AB — Sweden, 0.030% due 3/2/15	$2,527,891
1,333,495	Standard Chartered Bank — Nassau, 0.030% due 3/2/15	1,333,495

	TOTAL TIME DEPOSITS (Cost — $17,837,701)	17,837,701

	TOTAL SHORT-TERM INVESTMENTS (Cost — $28,326,883)	28,326,883

	TOTAL INVESTMENTS — 103.1% (Cost — $315,206,231#)	342,397,464

	Liabilities in Excess of Other Assets — (3.1)%	(10,120,618)

	TOTAL NET ASSETS — 100.0%	$332,276,846

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)	Restricted security that may be sold to ‘‘qualified institutional buyers’’ pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.4%.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

Currency Abbreviations used in this schedule:
HKD	— Hong Kong Dollar
SGD	— Singapore Dollar

Summary of Investments by Security Sector^
Financials	27.1%
Consumer Staples	16.3
Information Technology	15.4
Consumer Discretionary	8.5
Industrials	5.7
Energy	4.9
Telecommunication Services	4.8
Materials	4.8
Health Care	2.8
Utilities	1.4
Short-Term Investments	8.3

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES — 30.2%
Aerospace & Defense — 0.0%
$79,000		A-	Precision Castparts Corp., Senior Unsecured Notes, 3.900% due 1/15/43	$80,769
203,000		A	United Technologies Corp., Senior Unsecured Notes, 4.500% due 6/1/42	226,121

			Total Aerospace & Defense	306,890

Airlines — 0.5%
686,880		A-	American Airlines Class A Pass Through Trust, Series 2013-2, Equipment Trust, 4.950% due 1/15/23	749,557
135,263		BBB+	Continental Airlines Inc. Class A Pass Through Trust, Series 1998-1, Pass Thru Certificates, 6.648% due 9/15/17	139,402
310,073		BBB+	Continental Airlines Inc. Class A-1 Pass Through Trust, Series 1999-2, Pass Thru Certificates, 7.256% due 3/15/20	345,731
834,347		A	Delta Air Lines Class A Pass Through Trust, Series 2009-1, Pass Thru Certificates, 7.750% due 12/17/19	963,670
284,561		BBB	JetBlue Airways G-1 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 0.632% due 8/15/16(a)	282,072
625,000		BBB-	JetBlue Airways G-2 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 0.708% due 11/15/16(a)	614,844
297,965		BBB	Northwest Airlines Inc. Class A-1 Pass Through Trust, Pass Thru Certificates, 7.041% due 4/1/22	349,365
414,737		BBB+	UAL Pass Through Trust, Series 2009-1, Pass Thru Certificates, 10.400% due 11/1/16	457,745
52,237		BBB+	UAL Pass Through Trust, Series 2009-2A, Pass Thru Certificates, 9.750% due 1/15/17	57,983

			Total Airlines	3,960,369

Automobiles — 1.1%
			Daimler Finance North America LLC, Company Guaranteed Notes:
1,400,000		A-	1.650% due 4/10/15(b)	1,412,737
1,800,000		A-	1.300% due 7/31/15(b)	1,805,693
330,000		A-	2.625% due 9/15/16(b)	338,234
600,000		A-	2.950% due 1/11/17(b)	620,876
540,000		BBB-	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	596,700
			General Motors Co., Senior Unsecured Notes:
30,000		BBB-	6.250% due 10/2/43	37,362
455,000		BBB-	5.200% due 4/1/45	505,749
			Volkswagen International Finance NV, Company Guaranteed Notes:
2,200,000		A	1.625% due 3/22/15(b)	2,221,560
900,000		A	2.875% due 4/1/16(b)	920,084

			Total Automobiles	8,458,995

Banks — 7.1%
200,000		AA-	ANZ New Zealand International Ltd., Company Guaranteed Notes, 1.850% due 10/15/15(b)	201,809
400,000	EUR	B1(c)	Banca Monte dei Paschi di Siena SpA, Senior Unsecured Notes, 3.625% due 4/1/19	473,338
800,000		A	Banco Santander Chile, Senior Unsecured Notes, 1.152% due 4/11/17(a)(b)	797,073
			Bank of America Corp.:
			Senior Unsecured Notes:
620,000		A-	1.500% due 10/9/15	622,343
495,000		A-	3.750% due 7/12/16	512,096
230,000		A-	6.500% due 8/1/16	246,706
600,000		A-	5.625% due 10/14/16	640,499
850,000		Baa2(c)	8.950% due 5/18/17(a)	891,897
1,584,000		Baa2(c)	9.570% due 6/6/17(a)	1,694,326
80,000		A-	5.750% due 12/1/17	88,542
3,250,000		A-	5.650% due 5/1/18	3,612,528
313,000		A-	2.600% due 1/15/19	318,137
500,000		A-	5.000% due 5/13/21	565,614

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†		Rating††	Security	Value
Banks — 7.1% — (continued)
$100,000		A-	5.700% due 1/24/22	$116,755
830,000		A-	3.300% due 1/11/23	843,401
490,000		A-	4.125% due 1/22/24	521,020
280,000		A-	4.000% due 4/1/24	296,120
480,000		A-	5.000% due 1/21/44	555,121
270,000		A-	4.875% due 4/1/44	310,733
990,000		BBB+	Subordinated Notes, 4.200% due 8/26/24	1,026,317
300,000		A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	328,875
			Bank of Nova Scotia (The), Covered Notes:
780,000		Aaa(c)	1.650% due 10/29/15(b)	786,507
385,000		Aaa(c)	1.950% due 1/30/17(b)	392,267
435,000		Aaa(c)	1.750% due 3/22/17(b)	440,979
200,000		A-	Bank One Corp., Subordinated Notes, 4.900% due 4/30/15	201,237
			Barclays Bank PLC:
770,000		A	Senior Unsecured Notes, 3.750% due 5/15/24	816,301
100,000		BBB-	Subordinated Notes, 5.140% due 10/14/20	111,165
200,000		BB+	Barclays PLC, Subordinated Notes, 4.375% due 9/11/24	203,768
320,000		A+	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	326,411
800,000		A	BPCE SA, Company Guaranteed Notes, 0.826% due 11/18/16(a)	801,897
315,000		Baa2(c)	Caixa Economica Federal, Senior Unsecured Notes, 2.375% due 11/6/17(b)	301,612
644,000		BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.500% due 6/15/23	658,348
800,000		BBB-	Chase Capital III, Limited Guaranteed Notes, 0.812% due 3/1/27(a)	684,000
			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
			Company Guaranteed Notes:
200,000		A+	3.375% due 1/19/17	208,444
310,000		BBB+	4.625% due 12/1/23	339,313
			Junior Subordinated Notes:
500,000		BBB	8.375%(a)(d)	541,236
300,000		BBB	8.400%(a)(d)	334,800
400,000		BBB-	11.000%(a)(b)(d)	518,625
471,000		BBB	Credit Suisse, Subordinated Notes, 6.000% due 2/15/18	521,694
770,000		Aaa(c)	Credit Suisse AG, Covered Notes, 2.600% due 5/27/16(b)	787,186
1,510,000		BB+	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(b)	1,694,181
100,000	EUR	Caa1(c)	Heta Asset Resolution AG, Senior Unsecured Notes, 0.149% due 3/20/15(a)	110,737
1,600,000		A	HSBC Bank USA NA, Subordinated Notes, 6.000% due 8/9/17	1,759,349
210,000		Baa3(c)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(a)(d)	216,195
385,000		A2e(c)	HSBC USA Inc., Senior Unsecured Notes, 2.350% due 3/5/20	385,339
770,000		A	ING Bank NV, Senior Unsecured Notes, 3.750% due 3/7/17(b)	806,439
			Intesa Sanpaolo SpA:
700,000		BBB-	Company Guaranteed Notes, 3.125% due 1/15/16	711,177
810,000		BB	Subordinated Notes, 5.017% due 6/26/24(b)	835,500
400,000		BBB-	KBC Bank NV, Subordinated Notes, 8.000% due 1/25/23(a)	452,000
			Lloyds Bank PLC:
210,000		BBB-	Company Guaranteed Notes, 6.500% due 9/14/20(b)	246,892
2,300,000		BB	Junior Subordinated Notes, 12.000%(a)(b)(d)	3,312,000
600,000		BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(d)	618,000
			Macquarie Bank Ltd., Senior Unsecured Notes:
1,200,000		A	3.450% due 7/27/15(b)	1,213,856
650,000		A	0.886% due 10/27/17(a)(b)	650,395
300,000		A-	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(b)	329,339
470,000		Aaa(c)	Royal Bank of Canada, Covered Notes, 2.200% due 9/23/19	475,407
			Royal Bank of Scotland Group PLC:
1,040,000		B+	Junior Subordinated Notes, 7.648%(a)(d)	1,305,200

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Banks — 7.1% — (continued)
		Senior Unsecured Notes:
$1,070,000	BBB-	2.550% due 9/18/15	$1,079,700
500,000	BBB-	1.875% due 3/31/17	502,346
300,000	BBB-	6.400% due 10/21/19	351,211
		Subordinated Notes:
130,000	BB	6.125% due 12/15/22	146,852
320,000	BB	6.100% due 6/10/23	359,297
220,000	BB	6.000% due 12/19/23	246,667
365,000	BB	5.125% due 5/28/24	387,248
90,000	BB+	Royal Bank of Scotland NV, Company Guaranteed Notes, 4.650% due 6/4/18	94,426
700,000	A-	Royal Bank of Scotland PLC (The), Company Guaranteed Notes, 4.875% due 3/16/15	717,696
219,000	BBB	Santander Holdings USA Inc., Senior Unsecured Notes, 3.450% due 8/27/18	228,365
		Standard Chartered PLC:
1,600,000	A-	Senior Unsecured Notes, 3.850% due 4/27/15(b)	1,630,832
330,000	BBB	Subordinated Notes, 5.700% due 3/26/44(b)	366,180
200,000	A+	Swedbank AB, Senior Unsecured Notes, 2.200% due 3/4/20(b)	199,862
		UBS AG, Subordinated Notes:
900,000	BBB	7.625% due 8/17/22	1,096,336
500,000	BBB	5.125% due 5/15/24	520,590
300,000	BB+	VTB Bank OJSC Via VTB Capital SA, Senior Unsecured Notes, 6.465% due 3/4/15(b)(e)	306,150
630,000	BBB	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570%(a)(d)	629,212
		Wells Fargo & Co.:
		Senior Unsecured Notes:
4,200,000	A+	0.562% due 6/2/17(a)	4,202,340
230,000	A+	1.400% due 9/8/17	231,166
200,000	A+	2.150% due 1/30/20	199,862
190,000	A+	3.300% due 9/9/24	195,374
		Subordinated Notes:
330,000	A	3.450% due 2/13/23	336,981
299,000	A	4.480% due 1/16/24	326,721
100,000	A	4.100% due 6/3/26	104,807
375,000	A	5.375% due 11/2/43	445,685
170,000	A	5.606% due 1/15/44	208,180
150,000	A	4.650% due 11/4/44	160,766
250,000	A+	Wells Fargo Bank NA, Subordinated Notes, 6.000% due 11/15/17	280,446
210,000	BBB	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	216,405
480,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	538,379

		Total Banks	55,071,128

Beverages — 0.4%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
480,000	A	5.000% due 4/15/20	545,786
200,000	A	2.500% due 7/15/22	197,122
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	606,618
213,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	240,886
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	203,016
120,000	BBB+	Heineken NV, Senior Unsecured Notes, 1.400% due 10/1/17(b)	120,383
50,000	BBB+	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22(f)	51,317
		PepsiCo Inc., Senior Unsecured Notes:
450,000	A-	0.700% due 8/13/15	450,757
310,000	A-	7.900% due 11/1/18	377,354
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(b)	205,408
390,000	BBB-	4.450% due 1/15/22(b)	423,906

		Total Beverages	3,422,553

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Biotechnology — 0.1%
		Amgen Inc., Senior Unsecured Notes:
$110,000	A	3.625% due 5/22/24	$114,957
120,000	A	5.150% due 11/15/41	138,353
60,000	A	5.375% due 5/15/43	71,939
250,000	A-	Gilead Sciences Inc., Senior Unsecured Notes, 3.700% due 4/1/24	267,151

		Total Biotechnology	592,400

Capital Markets — 1.0%
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
220,000	A+	2.150% due 2/24/20	220,665
345,000	A+	3.400% due 5/15/24	360,098
35,000	A+	3.000% due 2/24/25	35,369
450,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000%(a)(d)	354,938
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,200,000	A-	3.300% due 5/3/15	1,205,476
800,000	A-	6.250% due 9/1/17	890,023
225,000	A-	2.375% due 1/22/18	229,205
950,000	A-	6.150% due 4/1/18	1,068,277
799,000	A-	2.900% due 7/19/18	822,803
34,000	A-	2.625% due 1/31/19	34,608
150,000	A-	7.500% due 2/15/19	179,333
387,000	A-	2.550% due 10/23/19	390,381
1,060,000	A-	6.000% due 6/15/20	1,237,291
40,000	A-	5.250% due 7/27/21	45,452
50,000	A-	3.500% due 1/23/25	50,606
630,000	A-	6.250% due 2/1/41	826,348
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17^(e)	0

		Total Capital Markets	7,950,873

Chemicals — 0.2%
		Dow Chemical Co. (The), Senior Unsecured Notes:
210,000	BBB	3.500% due 10/1/24	214,336
40,000	BBB	4.250% due 10/1/34	41,146
45,000	BBB	4.375% due 11/15/42	45,047
160,000	BB	Eagle Spinco Inc., Company Guaranteed Notes, 4.625% due 2/15/21	162,600
200,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	208,533
140,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	153,571
200,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	237,591
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	66,947
33,000	A-	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	37,649

		Total Chemicals	1,167,420

Commercial Services & Supplies — 0.1%
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	44,436
110,000	A-	3.500% due 5/15/24	114,756
70,000	A-	7.375% due 5/15/29	99,393
150,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(b)	146,250

		Total Commercial Services & Supplies	404,835

Consumer Finance — 1.1%
161,000	BB+	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20	193,200
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000	BBB-	2.750% due 5/15/15	201,001
695,000	BBB-	12.000% due 5/15/15	710,639
1,300,000	BBB-	5.625% due 9/15/15	1,333,445

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Consumer Finance — 1.1% — (continued)
$1,425,000	BBB-	1.700% due 5/9/16	$1,433,596
700,000	BBB-	0.706% due 11/8/16(a)	697,915
500,000	BBB-	6.625% due 8/15/17	559,243
225,000	BBB-	1.724% due 12/6/17	225,363
320,000	BBB-	8.125% due 1/15/20	401,694
		General Motors Financial Co., Inc., Company Guaranteed Notes:
175,000	BBB-	3.250% due 5/15/18	179,156
300,000	BBB-	3.150% due 1/15/20	303,527
140,000	BBB-	4.000% due 1/15/25	143,751
100,000	A-	Hyundai Capital America, Senior Unsecured Notes, 2.125% due 10/2/17(b)	100,957
		Navient Corp., Senior Unsecured Notes:
1,100,000	BB	6.000% due 1/25/17	1,166,044
360,000	BB	8.000% due 3/25/20	419,850
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	411,527

		Total Consumer Finance	8,480,908

Containers & Packaging — 0.0%
		Rock-Tenn Co., Company Guaranteed Notes:
120,000	BBB	3.500% due 3/1/20	122,345
20,000	BBB	4.000% due 3/1/23	20,699

		Total Containers & Packaging	143,044

Diversified Financial Services — 3.7%
		American Express Co.:
72,000	BBB+	Senior Unsecured Notes, 2.650% due 12/2/22	71,765
310,000	BB+	Subordinated Notes, 6.800% due 9/1/66(a)	327,631
415,000	AAA	Asian Development Bank, Senior Unsecured Notes, 0.750% due 1/11/17	415,413
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	22,418
2,280,000	A	7.250% due 2/1/18	2,634,887
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(b)	1,550,420
		Citigroup Inc.:
		Senior Unsecured Notes:
1,200,000	A-	1.216% due 7/25/16(a)	1,207,882
500,000	A-	2.500% due 9/26/18	509,822
		Subordinated Notes:
200,000	BBB+	4.875% due 5/7/15	201,526
250,000	BBB+	5.500% due 9/13/25	283,640
30,000	BBB+	6.625% due 6/15/32	37,877
280,000	BBB+	6.675% due 9/13/43	373,256
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(b)	134,383
1,200,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(a)(b)	1,368,919
240,000	AAA	FMS Wertmanagement AoeR, Government Guaranteed Notes, 1.125% due 9/5/17	240,884
		General Electric Capital Corp.:
		Senior Unsecured Notes:
820,000	AA+	5.625% due 5/1/18	922,380
90,000	AA+	5.550% due 5/4/20	105,463
250,000	AA+	4.650% due 10/17/21	283,897
1,025,000	AA+	0.737% due 8/15/36(a)	893,761
425,000	AA+	6.150% due 8/7/37	569,131
160,000	AA+	6.875% due 1/10/39	233,038
		Subordinated Notes:
170,000	AA	5.300% due 2/11/21	196,108
710,000	A+	6.375% due 11/15/67(a)	774,042
430,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	514,786
130,000	BBB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.875% due 2/1/22	136,825

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services — 3.7% — (continued)
$270,000	B+	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65(a)(b)	$261,225
		International Lease Finance Corp.:
		Senior Secured Notes:
880,000	BBB-	6.750% due 9/1/16(b)	937,200
730,000	BBB-	7.125% due 9/1/18(b)	832,200
700,000	BB+	Senior Unsecured Notes, 8.625% due 9/15/15	725,375
		John Deere Capital Corp., Senior Unsecured Notes:
130,000	A	2.250% due 4/17/19	132,157
70,000	A	1.700% due 1/15/20	69,048
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,400,000	A	3.400% due 6/24/15	1,412,387
1,800,000	A	1.100% due 10/15/15	1,805,155
480,000	A	3.450% due 3/1/16	492,558
940,000	A	2.000% due 8/15/17	953,554
295,000	A	6.000% due 1/15/18	330,589
69,000	A	1.800% due 1/25/18	69,393
230,000	A	1.700% due 3/1/18	230,116
195,000	A	2.200% due 10/22/19	194,958
90,000	A	4.400% due 7/22/20	98,919
760,000	A	3.625% due 5/13/24	789,102
		Subordinated Notes:
170,000	A-	5.150% due 10/1/15	174,320
630,000	A-	6.125% due 6/27/17	694,661
190,000	A-	3.375% due 5/1/23	189,904
280,000	A-	3.875% due 9/10/24	286,004
400,000	A	Unsecured Notes, 0.806% due 4/25/18(a)	400,541
900,000	BBB-	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.257% due 5/15/47(a)	711,000
500,000	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(b)	638,814
300,000	BBB-	Rio Oil Finance Trust Series 2014-1, Senior Secured Notes, 6.250% due 7/6/24(b)	271,584
		State Street Corp.:
470,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	508,035
250,000	A+	Senior Unsecured Notes, 3.300% due 12/16/24	259,502
295,388	Baa2(c)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(b)	309,099
25,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.700% due 2/3/20	25,017
750,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a)(b)	791,625

		Total Diversified Financial Services	28,604,196

Diversified Telecommunication Services — 1.2%
		AT&T Inc., Senior Unsecured Notes:
330,000	BBB+	5.500% due 2/1/18	363,139
54,000	BBB+	2.375% due 11/27/18	54,569
10,000	BBB+	5.800% due 2/15/19	11,319
53,000	BBB+	2.300% due 3/11/19	53,183
5,000	BBB+	5.350% due 9/1/40	5,346
150,000	BBB+	5.550% due 8/15/41	164,054
70,000	BBB+	4.300% due 12/15/42	65,852
110,000	BBB+	4.800% due 6/15/44	111,678
235,000	BBB+	4.350% due 6/15/45	223,114
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	231,123
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
60,000	B+	7.500% due 4/1/21	63,075
300,000	B+	5.500% due 8/1/23	285,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services — 1.2% — (continued)
		Verizon Communications Inc., Senior Unsecured Notes:
$1,800,000	BBB+	0.700% due 11/2/15	$1,801,604
754,000	BBB+	2.500% due 9/15/16	771,384
40,000	BBB+	4.500% due 9/15/20	44,033
100,000	BBB+	3.450% due 3/15/21	104,206
900,000	BBB+	3.000% due 11/1/21	911,407
952,000	BBB+	5.150% due 9/15/23	1,092,552
284,000	BBB+	6.400% due 9/15/33	360,356
470,000	BBB+	4.400% due 11/1/34	480,690
1,188,000	BBB+	6.550% due 9/15/43	1,563,631
		Vodafone Group PLC, Senior Unsecured Notes:
115,000	A-	2.950% due 2/19/23	113,978
13,000	A-	6.150% due 2/27/37	15,823

		Total Diversified Telecommunication Services	8,891,116

Electric Utilities — 1.5%
		Berkshire Hathaway Energy Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	326,386
275,000	BBB+	6.500% due 9/15/37	379,335
31,000	BB	Calpine Corp., Senior Secured Notes, 7.875% due 1/15/23(b)	34,953
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	248,915
390,000	BBB+	Dominion Resources Inc., Senior Unsecured Notes, 5.200% due 8/15/19	439,575
110,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	116,648
195,000	A	Duke Energy Florida Inc., 1st Mortgage Notes, 5.900% due 3/1/33	250,164
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(b)	890,200
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,095,063
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	127,339
		FirstEnergy Corp., Senior Unsecured Notes:
100,000	BB+	2.750% due 3/15/18	102,002
930,000	BB+	7.375% due 11/15/31	1,188,694
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	64,837
317,663	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	364,519
		IPALCO Enterprises Inc., Senior Secured Notes:
750,000	BB+	7.250% due 4/1/16(b)	793,125
350,000	BB+	5.000% due 5/1/18	375,375
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	980,113
487,147	B	Mirant Mid Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	535,862
250,000	BBB	Ohio Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	281,895
80,000	A	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 7.000% due 9/1/22	102,779
370,000	BBB	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	486,778
235,000	A	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	254,162
500,000	BBB-	PNM Resources Inc., Senior Unsecured Notes, 9.250% due 5/15/15	509,299
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	587,409
200,000	A-	Texas-New Mexico Power Co., 1st Mortgage Notes, 6.950% due 4/1/43(b)	303,611
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	A-	6.000% due 5/15/37	169,111
25,000	A-	6.350% due 11/30/37	35,400
250,000	A-	4.000% due 1/15/43	266,215

		Total Electric Utilities	11,309,764

Electrical Equipment — 0.1%
30,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	33,599
		Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes:
384,960	BB	6.625% due 10/1/22(b)	298,344
471,250	BB	6.750% due 10/1/22(b)	366,397

		Total Electrical Equipment	698,340

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Electronic Equipment, Instruments & Components — 0.1%
$303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	$351,480

Energy Equipment & Services — 0.2%
600,000	BB+	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.950% due 12/15/24	612,691
400,000	AA-	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(b)	435,582
		Williams Partners LP, Senior Unsecured Notes:
80,000	BBB	4.000% due 11/15/21	82,151
60,000	BBB	4.500% due 11/15/23	63,007
40,000	BBB	4.300% due 3/4/24	41,338
		Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes:
60,000	BBB	5.875% due 4/15/21	62,883
180,000	BBB	6.125% due 7/15/22	192,910
30,000	BBB	4.875% due 3/15/24	30,956

		Total Energy Equipment & Services	1,521,518

Food & Staples Retailing — 0.3%
		CVS Caremark Corp., Senior Unsecured Notes:
1,600,000	BBB+	3.250% due 5/18/15	1,609,699
420,000	BBB+	2.750% due 12/1/22	423,072
268,806	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	316,884
90,000	BBB	Kroger Co. (The), Company Guaranteed Notes, 6.900% due 4/15/38	123,190

		Total Food & Staples Retailing	2,472,845

Food Products — 0.8%
2,200,000	BBB-	ConAgra Foods Inc., Senior Unsecured Notes, 0.626% due 7/21/16(a)	2,192,817
		HJ Heinz Co., Secured Notes:
40,000	BB	4.250% due 10/15/20	40,692
160,000	BB	4.875% due 2/15/25(b)	161,200
2,500,000	BBB	Kraft Foods Group Inc., Senior Unsecured Notes, 1.625% due 6/4/15	2,506,923
		Mondelez International Inc., Senior Unsecured Notes:
348,000	BBB	5.375% due 2/10/20	398,686
270,000	BBB	4.000% due 2/1/24	292,885
40,000	BBB	Tyson Foods Inc., Company Guaranteed Notes, 5.150% due 8/15/44	47,283
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A-	2.400% due 10/21/18(b)	50,731
180,000	A-	2.900% due 10/21/19(b)	183,662
60,000	A-	3.375% due 10/21/20(b)	61,927

		Total Food Products	5,936,806

Health Care Equipment & Supplies — 0.5%
75,000	A-	Baxter International Inc., Senior Unsecured Notes, 3.200% due 6/15/23	76,001
2,900,000	A	Covidien International Finance SA, Company Guaranteed Notes, 1.350% due 5/29/15	2,906,226
		Medtronic Inc., Company Guaranteed Notes:
100,000	A	4.450% due 3/15/20	111,139
280,000	A	3.500% due 3/15/25(b)	292,626
100,000	A	5.550% due 3/15/40	122,503

		Total Health Care Equipment & Supplies	3,508,495

Health Care Providers & Services — 0.7%
		Anthem Inc., Senior Unsecured Notes:
80,000	A-	1.250% due 9/10/15	80,281
30,000	A-	5.875% due 6/15/17	32,943
510,000	A-	3.125% due 5/15/22	518,015
530,000	A-	3.300% due 1/15/23	544,172
120,000	A-	4.650% due 8/15/44	133,131

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Health Care Providers & Services — 0.7% — (continued)
$30,000	A	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	$29,750
560,000	B-	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.000% due 11/15/19	600,600
20,000	B+	DaVita HealthCare Partners Inc., Company Guaranteed Notes, 5.125% due 7/15/24	20,788
50,000	BB+	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(b)	54,875
		Fresenius Medical Care US Finance Inc., Company Guaranteed Notes:
120,000	BB+	6.500% due 9/15/18(b)	134,400
20,000	BB+	5.750% due 2/15/21(b)	22,250
		HCA Inc.:
		Company Guaranteed Notes:
120,000	B+	7.190% due 11/15/15	125,100
29,000	B+	6.500% due 2/15/16	30,414
210,000	B+	7.500% due 2/15/22	248,325
10,000	BBB-	Senior Secured Notes, 4.250% due 10/15/19	10,363
		Humana Inc., Senior Unsecured Notes:
70,000	BBB+	3.150% due 12/1/22	69,658
70,000	BBB+	4.625% due 12/1/42	72,673
425,000	AA-	Memorial Sloan-Kettering Cancer Center, Senior Unsecured Notes, 4.200% due 7/1/55	433,091
1,000,000	AA-	Providence Health & Services Obligated Group, Unsecured Notes, 1.205% due 10/1/17(a)	1,007,455
76,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19(b)	88,004
705,000	A+	UnitedHealth Group Inc., Senior Unsecured Notes, 3.375% due 11/15/21	748,762

		Total Health Care Providers & Services	5,005,050

Hotels, Restaurants & Leisure — 0.2%
130,000	B-	BC ULC/New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(b)	135,850
390,000	B+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21	415,837
		MGM Resorts International, Company Guaranteed Notes:
500,000	B+	6.875% due 4/1/16	525,000
700,000	B+	7.500% due 6/1/16	743,750

		Total Hotels, Restaurants & Leisure	1,820,437

Household Durables — 0.0%
		Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes:
80,000	BB-	7.750% due 4/15/20(b)	85,200
150,000	BB-	5.250% due 4/15/21(b)	147,750

		Total Household Durables	232,950

Household Products — 0.0%
200,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 7.875% due 8/15/19	212,700

Independent Power and Renewable Electricity Producers — 0.0%
		AES Corp., Senior Unsecured Notes:
30,000	BB-	7.750% due 10/15/15	31,286
60,000	BB-	7.375% due 7/1/21	67,350
90,000	BB-	4.875% due 5/15/23	88,650

		Total Independent Power and Renewable Electricity Producers	187,286

Industrial Conglomerates — 0.2%
		Eaton Corp., Company Guaranteed Notes:
80,000	A-	1.500% due 11/2/17	80,368
400,000	A-	2.750% due 11/2/22	403,811
160,000	A-	4.150% due 11/2/42	166,363
		General Electric Co., Senior Unsecured Notes:
170,000	AA+	0.850% due 10/9/15	170,549
245,000	AA+	2.700% due 10/9/22	250,216
220,000	AA+	4.500% due 3/11/44	250,167
105,000	BBB	Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed Notes, 3.550% due 11/1/24	106,625

		Total Industrial Conglomerates	1,428,099

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Insurance — 0.7%
		American International Group Inc., Senior Unsecured Notes:
$400,000	A-	5.450% due 5/18/17	$435,845
330,000	A-	4.875% due 6/1/22	377,689
90,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.300% due 5/15/43	99,684
40,000	BB-	Genworth Holdings Inc., Company Guaranteed Notes, 4.800% due 2/15/24	35,200
90,000	BBB	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	96,543
870,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	1,022,250
		Metropolitan Life Global Funding I:
350,000	AA-	Secured Notes, 1.500% due 1/10/18(b)	350,898
1,100,000	AA-	Senior Secured Notes, 1.700% due 6/29/15(b)(e)	1,105,100
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 2.531% due 12/15/24(a)(b)	851,811
390,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	471,384
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(b)	226,815
290,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39(b)	406,331
50,000	BBB	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	51,473

		Total Insurance	5,531,023

Internet & Catalog Retail — 0.0%
270,000	AA-	Amazon.com Inc., Senior Unsecured Notes, 4.950% due 12/5/44	291,107

Life Sciences Tools & Services — 0.0%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
120,000	BBB	3.600% due 8/15/21	125,794
20,000	BBB	5.300% due 2/1/44	23,764

		Total Life Sciences Tools & Services	149,558

Machinery — 0.0%
280,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	316,585

Media — 1.7%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	33,096
125,000	BBB+	8.500% due 2/23/25	170,246
25,000	BBB+	6.200% due 12/15/34	32,373
10,000	BBB+	6.900% due 8/15/39	14,009
200,000	BB-	Altice Financing SA, Senior Secured Notes, 6.625% due 2/15/23(b)	209,250
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
130,000	BB-	7.000% due 1/15/19	135,525
555,000	BB-	8.125% due 4/30/20	583,444
		CCOH Safari LLC, Company Guaranteed Notes:
45,000	BB-	5.500% due 12/1/22	46,631
80,000	BB-	5.750% due 12/1/24	83,000
200,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	291,630
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	33,884
540,000	A-	5.700% due 5/15/18	609,488
170,000	A-	4.200% due 8/15/34	184,595
80,000	A-	6.500% due 11/15/35	110,855
40,000	A-	6.450% due 3/15/37	54,671
50,000	A-	6.950% due 8/15/37	71,781
90,000	A-	6.550% due 7/1/39	126,125
185,000	A-	4.650% due 7/15/42	209,788
		Cox Communications Inc., Senior Unsecured Notes:
114,000	BBB	8.375% due 3/1/39(b)	163,737
10,000	BBB	4.700% due 12/15/42(b)	10,254

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Media — 1.7% — (continued)
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes:
$620,000	BBB	3.500% due 3/1/16	$635,413
98,000	BBB	4.600% due 2/15/21	106,734
		Discovery Communications LLC, Company Guaranteed Notes:
2,700,000	BBB	3.700% due 6/1/15	2,719,802
24,000	BBB	4.875% due 4/1/43	25,533
		DISH DBS Corp., Company Guaranteed Notes:
900,000	BB-	7.750% due 5/31/15	913,500
20,000	BB-	5.125% due 5/1/20	20,225
80,000	BB-	6.750% due 6/1/21	85,500
60,000	BB-	5.875% due 7/15/22	60,900
96,000	BB+	Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes, 4.200% due 4/15/24	101,766
900,000	A-	NBCUniversal Enterprise Inc., Company Guaranteed Notes, 0.790% due 4/15/16(a)(b)	903,129
220,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	240,318
200,000	B+	Numericable-SFR, Senior Secured Notes, 6.000% due 5/15/22(b)	203,750
44,000	BBB+	Omnicom Group Inc., Company Guaranteed Notes, 5.900% due 4/15/16	46,334
598,000	A-	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	615,962
		Time Warner Cable Inc., Company Guaranteed Notes:
510,000	BBB	8.250% due 4/1/19	623,489
60,000	BBB	5.875% due 11/15/40	68,559
40,000	BBB	5.500% due 9/1/41	44,089
80,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	115,544
		Time Warner Inc., Company Guaranteed Notes:
1,100,000	BBB	3.150% due 7/15/15	1,110,225
100,000	BBB	4.700% due 1/15/21	111,929
110,000	BBB	4.750% due 3/29/21	123,167
370,000	BBB	7.700% due 5/1/32	531,599
30,000	BBB	6.250% due 3/29/41	38,873
		Univision Communications Inc., Senior Secured Notes:
160,000	B+	7.875% due 11/1/20(b)	172,400
100,000	B+	6.750% due 9/15/22(b)	109,000
60,000	BBB	Viacom Inc., Senior Unsecured Notes, 4.250% due 9/1/23	62,689

		Total Media	12,964,811

Metals & Mining — 0.7%
740,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	737,849
200,000	BBB	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	208,466
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A+	6.500% due 4/1/19	436,833
115,000	A+	3.850% due 9/30/23	124,220
190,000	A+	5.000% due 9/30/43	223,869
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
70,000	BB	8.250% due 11/1/19(b)	66,412
120,000	BB	6.875% due 4/1/22(b)	100,800
205,000	BBB-	Freeport-McMoRan Inc., Company Guaranteed Notes, 3.875% due 3/15/23	188,215
		Glencore Finance Canada Ltd., Company Guaranteed Notes:
320,000	BBB	2.050% due 10/23/15(b)	321,759
280,000	BBB	2.700% due 10/25/17(b)	284,628
390,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	496,158
34,000	A-	Rio Tinto Finance USA PLC, Company Guaranteed Notes, 4.125% due 8/21/42	34,686
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	599,729
		Vale Overseas Ltd., Company Guaranteed Notes:
1,642,000	BBB+	4.375% due 1/11/22(f)	1,604,168
260,000	BBB+	6.875% due 11/21/36	260,130

		Total Metals & Mining	5,687,922

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 2.8%
$140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	$189,544
		Anadarko Petroleum Corp., Senior Unsecured Notes:
308,000	BBB	5.950% due 9/15/16	330,543
827,000	BBB	6.375% due 9/15/17	926,223
170,000	BBB	6.450% due 9/15/36	217,527
150,000	BBB	4.500% due 7/15/44	154,848
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	581,669
90,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	86,850
		BP Capital Markets PLC, Company Guaranteed Notes:
225,000	A	4.742% due 3/11/21	250,702
160,000	A	3.245% due 5/6/22	164,523
160,000	A	2.750% due 5/10/23	157,723
300,000	BB+	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	331,125
		Concho Resources Inc., Company Guaranteed Notes:
90,000	BB+	6.500% due 1/15/22	96,075
50,000	BB+	5.500% due 10/1/22	52,000
230,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	268,945
170,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21	171,700
		Continental Resources Inc., Company Guaranteed Notes:
60,000	BBB-	4.500% due 4/15/23	58,655
295,000	BBB-	4.900% due 6/1/44	272,472
240,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	286,371
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB	4.125% due 1/16/25	90,649
220,000	BBB	5.875% due 5/28/45	212,278
430,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	541,448
		El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes:
460,000	BBB-	6.500% due 4/1/20	529,419
110,000	BBB-	4.300% due 5/1/24	113,692
		Energy Transfer Partners LP, Senior Unsecured Notes:
10,000	BBB-	4.900% due 2/1/24	10,862
500,000	BBB-	8.250% due 11/15/29	694,245
293,000	BBB-	6.500% due 2/1/42	351,507
		Enterprise Products Operating LLC, Company Guaranteed Notes:
900,000	BBB+	3.700% due 6/1/15	906,964
160,000	BBB+	6.300% due 9/15/17	179,282
10,000	BBB+	3.750% due 2/15/25	10,407
290,000	BBB+	5.100% due 2/15/45	333,157
		Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Company Guaranteed Notes:
298,000	BBB-	6.125% due 6/15/19	313,645
63,000	BBB-	6.875% due 2/15/23	67,410
600,000	BB+	Gazprom OAO Via Gaz Capital SA, Senior Unsecured Notes, 4.950% due 5/23/16	595,500
10,000	BBB	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	12,593
75,000	BBB	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	104,585
290,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	195,206
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
170,000	BBB-	6.850% due 2/15/20	199,242
165,000	BBB-	5.400% due 9/1/44	175,622
60,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	61,451
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
140,000	BB	5.500% due 2/15/23	147,000
160,000	BB	4.875% due 12/1/24	165,200
580,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	607,550
		Noble Energy Inc., Senior Unsecured Notes:
70,000	BBB	4.150% due 12/15/21	74,927
160,000	BBB	3.900% due 11/15/24	165,527
265,000	BBB	5.250% due 11/15/43	286,800

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 2.8% — (continued)
$120,000	A	Occidental Petroleum Corp., Senior Unsecured Notes, 3.125% due 2/15/22	$123,057
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,214,668
169,000	BB	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Company Guaranteed Notes, 8.375% due 6/1/20	187,168
		Petrobras Global Finance BV, Company Guaranteed Notes:
100,000	BBB-	1.881% due 5/20/16(a)	95,250
800,000	BBB-	3.123% due 3/17/20(a)	677,200
241,000	BBB-	6.250% due 3/17/24(f)	222,805
100,000	BBB-	Petrobras International Finance Co. — Pifco, Company Guaranteed Notes, 5.750% due 1/20/20	92,497
		Petrobras International Finance Co. SA, Company Guaranteed Notes:
200,000	BBB-	3.500% due 2/6/17	188,200
100,000	BBB-	7.875% due 3/15/19	101,742
2,110,000	BBB-	5.375% due 1/27/21	1,909,086
		Petroleos Mexicanos, Company Guaranteed Notes:
561,000	BBB+	4.875% due 1/24/22	597,465
1,250,000	BBB+	3.500% due 1/30/23	1,227,750
29,000	BBB+	6.625% due 6/15/35	33,514
280,000	BBB+	6.375% due 1/23/45	313,922
125,000	BBB+	Phillips 66, Company Guaranteed Notes, 4.875% due 11/15/44	135,717
90,000	BBB+	Plains All American Pipeline LP / PAA Finance Corp., Senior Unsecured Notes, 3.650% due 6/1/22	93,482
		QEP Resources Inc., Senior Unsecured Notes:
140,000	BB+	6.875% due 3/1/21	150,500
50,000	BB+	5.250% due 5/1/23	49,188
		Range Resources Corp., Company Guaranteed Notes:
30,000	BB+	5.000% due 8/15/22	30,825
170,000	BB+	5.000% due 3/15/23	174,675
140,000	CCC-	Samson Investment Co., Company Guaranteed Notes, 9.750% due 2/15/20	48,300
330,000	AA-	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21(b)	343,892
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(b)	21,941
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	80,600
230,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.375% due 3/25/20	257,273
		Southern Natural Gas Co. LLC, Company Guaranteed Notes:
40,000	BBB-	5.900% due 4/1/17(b)	43,220
58,000	BBB-	8.000% due 3/1/32	74,802
575,000	AA-	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	573,421
		Transocean Inc., Company Guaranteed Notes:
3,000	BBB-	5.050% due 12/15/16	3,005
85,000	BBB-	6.375% due 12/15/21	75,111
		Williams Cos., Inc. (The), Senior Unsecured Notes:
343,000	BB+	7.875% due 9/1/21	388,272
166,000	BB+	8.750% due 3/15/32	195,965

		Total Oil, Gas & Consumable Fuels	21,468,176

Paper & Forest Products — 0.1%
340,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	360,669
		International Paper Co., Senior Unsecured Notes:
114,000	BBB	3.650% due 6/15/24	116,585
33,000	BBB	4.800% due 6/15/44	34,652

		Total Paper & Forest Products	511,906

Pharmaceuticals — 0.5%
		AbbVie Inc., Senior Unsecured Notes:
300,000	A	1.750% due 11/6/17	302,558
130,000	A	4.400% due 11/6/42	137,231

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals — 0.5% — (continued)
		Actavis Funding SCS, Company Guaranteed Notes:
$215,000	BBB-	3.850% due 6/15/24	$219,999
90,000	BBB-	4.850% due 6/15/44	93,153
140,000	BBB-	Actavis Inc., Company Guaranteed Notes, 4.625% due 10/1/42	140,036
780,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	793,616
		Merck & Co., Inc., Senior Unsecured Notes:
180,000	AA	2.750% due 2/10/25	179,506
1,230,000	AA	3.700% due 2/10/45	1,227,080
45,000	BBB-	Mylan Inc., Senior Unsecured Notes, 5.400% due 11/29/43	51,410
		Pfizer Inc., Senior Unsecured Notes:
70,000	AA	3.400% due 5/15/24	73,780
130,000	AA	7.200% due 3/15/39	192,973
40,000	AA	4.300% due 6/15/43	43,205
30,000	AA	4.400% due 5/15/44	32,860
240,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	310,974
60,000	BBB-	Zoetis Inc., Senior Unsecured Notes, 3.250% due 2/1/23	59,846

		Total Pharmaceuticals	3,858,227

Real Estate Investment Trusts (REITs) — 1.1%
		ARC Properties Operating Partnership LP, Company Guaranteed Notes:
1,000,000	BB+	2.000% due 2/6/17	975,086
350,000	BB+	4.600% due 2/6/24	343,917
100,000	A-	Boston Properties LP, Senior Unsecured Notes, 3.850% due 2/1/23	105,560
700,000	BBB	Duke Realty LP, Company Guaranteed Notes, 6.500% due 1/15/18	787,698
80,000	BBB+	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	85,758
		HCP Inc., Senior Unsecured Notes:
500,000	BBB+	6.000% due 1/30/17	542,632
555,000	BBB+	4.250% due 11/15/23	588,682
375,000	BBB+	3.875% due 8/15/24	384,600
		Health Care REIT Inc., Senior Unsecured Notes:
1,395,000	BBB	4.950% due 1/15/21	1,550,950
425,000	BBB	6.500% due 3/15/41	559,080
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	654,462
120,000	BBB	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	127,663
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	479,686
140,000	BBB	UDR Inc., Company Guaranteed Notes, 3.750% due 7/1/24	143,344
125,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	128,520
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,248,141

		Total Real Estate Investment Trusts (REITs)	8,705,779

Road & Rail — 0.3%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	BBB+	4.375% due 9/1/42	159,926
105,000	BBB+	4.550% due 9/1/44	114,608
1,700,000	BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Unsecured Notes, 3.125% due 5/11/15(b)(e)	1,707,510
84,000	A	Union Pacific Corp., Senior Unsecured Notes, 4.163% due 7/15/22	94,294

		Total Road & Rail	2,076,338

Software — 0.2%
120,000	BB+	Activision Blizzard Inc., Company Guaranteed Notes, 5.625% due 9/15/21(b)	128,700
		First Data Corp.:
		Company Guaranteed Notes:
30,000	B-	12.625% due 1/15/21	35,925
52,000	CCC+	11.750% due 8/15/21	60,840
136,000	BB-	Senior Secured Notes, 6.750% due 11/1/20(b)	146,200

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Software — 0.2% — (continued)
		Microsoft Corp., Senior Unsecured Notes:
$45,000	AAA	3.500% due 2/12/35	$44,660
400,000	AAA	3.750% due 2/12/45	399,771
75,000	AAA	4.000% due 2/12/55	74,952
		Oracle Corp., Senior Unsecured Notes:
280,000	A+	1.200% due 10/15/17	280,766
287,000	A+	3.400% due 7/8/24	303,658
100,000	A+	4.500% due 7/8/44	112,707

		Total Software	1,588,179

Specialty Retail — 0.3%
120,000	B-	Argos Merger Sub Inc., Senior Unsecured Notes, 7.125% due 3/15/23(b)	124,500
		Lowe’s Cos Inc., Senior Unsecured Notes:
100,000	A-	4.650% due 4/15/42	113,731
50,000	A-	4.250% due 9/15/44	53,999
554,000	BBB-	QVC Inc., Senior Secured Notes, 7.375% due 10/15/20(b)	578,930
900,000	BBB	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 0.706% due 5/18/16(a)	901,725
700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	751,495

		Total Specialty Retail	2,524,380

Technology Hardware, Storage & Peripherals — 0.1%
		Apple Inc., Senior Unsecured Notes:
390,000	AA+	2.850% due 5/6/21	405,816
45,000	AA+	2.500% due 2/9/25	44,233
75,000	AA+	3.450% due 2/9/45	71,061

		Total Technology Hardware, Storage & Peripherals	521,110

Tobacco — 0.4%
		Altria Group Inc., Company Guaranteed Notes:
89,000	BBB+	9.700% due 11/10/18	114,580
260,000	BBB+	9.250% due 8/6/19	334,739
230,000	BBB+	4.750% due 5/5/21	256,696
150,000	BBB+	9.950% due 11/10/38	261,995
90,000	BBB+	10.200% due 2/6/39	160,194
280,000	BBB+	5.375% due 1/31/44	331,442
		Lorillard Tobacco Co., Company Guaranteed Notes:
10,000	BBB-	8.125% due 6/23/19	12,212
280,000	BBB-	3.750% due 5/20/23	283,819
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	246,216
315,000	A	4.500% due 3/20/42	342,353
120,000	A	4.125% due 3/4/43	125,349
		Reynolds American Inc., Company Guaranteed Notes:
200,000	BBB-	1.050% due 10/30/15	200,203
300,000	BBB-	6.750% due 6/15/17	333,642
120,000	BBB-	3.250% due 11/1/22	119,862
97,000	BBB-	6.150% due 9/15/43	117,608

		Total Tobacco	3,240,910

Wireless Telecommunication Services — 0.2%
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	374,138
50,000	BBB+	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	64,725
70,000	BBB+	Rogers Communications Inc., Company Guaranteed Notes, 6.750% due 3/15/15	71,125
470,000	B+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	498,787
		Sprint Corp., Company Guaranteed Notes:
40,000	B+	7.875% due 9/15/23	41,500
70,000	B+	7.625% due 2/15/25	71,050

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Wireless Telecommunication Services — 0.2% — (continued)
$20,000	BB+	Telecom Italia Capital SA, Company Guaranteed Notes, 7.175% due 6/18/19	$23,200
		Telefónica Emisiones SAU, Company Guaranteed Notes:
500,000	BBB	3.992% due 2/16/16	514,250
70,000	BBB	5.877% due 7/15/19	81,191
110,000	BBB	5.134% due 4/27/20	124,507

		Total Wireless Telecommunication Services	1,864,473

		TOTAL CORPORATE BONDS & NOTES (Cost — $216,357,341)	233,440,981

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.8%
U.S. GOVERNMENT OBLIGATIONS — 27.3%
		U.S. Treasury Bonds:
190,000		0.625% due 11/30/17	188,412
1,945,000		6.125% due 11/15/27	2,794,722
3,900,000		6.125% due 8/15/29	5,760,421
5,400,000		6.250% due 5/15/30	8,149,361
3,000,000		4.250% due 5/15/39	3,933,750
500,000		4.500% due 8/15/39	679,531
1,400,000		4.375% due 11/15/39	1,872,391
200,000		4.625% due 2/15/40	277,234
100,000		4.375% due 5/15/40	134,078
2,065,000		3.125% due 2/15/42	2,283,438
600,000		3.000% due 5/15/42	648,563
600,000		2.750% due 8/15/42	617,578
900,000		2.750% due 11/15/42	925,523
100,000		3.125% due 2/15/43	110,437
575,000		2.875% due 5/15/43	606,086
990,000		3.750% due 11/15/43	1,224,275
5,950,000		3.625% due 2/15/44	7,199,964
1,585,000		3.375% due 5/15/44	1,836,619
7,030,000		3.125% due 8/15/44(g)	7,788,474
13,225,000		3.000% due 11/15/44(g)	14,322,265
5,535,000		2.500% due 2/15/45	5,421,272
		U.S. Treasury Inflation Indexed Bonds:
4,357,290		0.125% due 1/15/22	4,400,523
472,985		0.625% due 1/15/24	493,788
9,676,484		0.125% due 7/15/24	9,699,166
375,737		0.250% due 1/15/25	379,172
3,326,046		2.375% due 1/15/25	4,042,446
349,311		2.375% due 1/15/27	432,846
784,588		1.750% due 1/15/28	920,665
218,736		2.500% due 1/15/29	280,461
284,634		2.125% due 2/15/40	382,433
748,202		0.750% due 2/15/42	763,166
658,751		0.625% due 2/15/43	650,826
6,055,195		1.375% due 2/15/44	7,178,719
877,501		0.750% due 2/15/45	895,394
		U.S. Treasury Inflation Indexed Notes:
411,738		0.500% due 4/15/15	423,688
2,233,980		0.125% due 4/15/16	2,260,682
1,188,893		0.125% due 4/15/17	1,210,999
2,898,207		1.125% due 1/15/21(h)	3,111,950
2,644,954		0.125% due 1/15/23	2,659,832
7,607,860		0.375% due 7/15/23	7,813,508

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 27.3% — (continued)
	U.S. Treasury Notes:
$110,000	0.250% due 10/31/15	$110,077
2,015,000	0.500% due 7/31/16	2,017,362
5,255,000	0.500% due 8/31/16	5,258,284
1,380,000	0.875% due 9/15/16	1,388,302
15,250,000	0.500% due 9/30/16	15,254,758
4,995,000	0.500% due 2/28/17	4,983,292
70,000	0.750% due 6/30/17	69,962
3,320,000	1.000% due 2/15/18	3,320,388
1,185,000	1.375% due 6/30/18	1,194,257
655,000	1.250% due 11/30/18	654,744
420,000	1.375% due 12/31/18	421,280
2,815,000	1.500% due 12/31/18	2,836,771
1,265,000	1.375% due 2/28/19	1,267,175
2,300,000	1.625% due 3/31/19	2,324,976
1,060,000	3.125% due 5/15/19	1,135,194
20,000	1.625% due 7/31/19	20,169
250,000	1.750% due 9/30/19	253,223
200,000	1.500% due 10/31/19	200,250
4,890,000	1.500% due 11/30/19	4,894,201
2,020,000	1.625% due 12/31/19	2,032,467
50,000	1.250% due 1/31/20	49,414
10,675,000	1.375% due 2/29/20	10,610,779
1,130,000	2.250% due 7/31/21	1,163,458
400,000	2.125% due 9/30/21	408,500
3,755,000	1.875% due 11/30/21	3,771,428
7,090,000	1.500% due 1/31/22	6,944,875
5,695,000	1.750% due 2/28/22	5,669,640
1,210,000	2.500% due 5/15/24	1,262,464
1,220,000	2.375% due 8/15/24	1,259,555
13,975,000	2.250% due 11/15/24(g)	14,270,879
780,000	2.000% due 2/15/25	779,939
945,000	U.S. Treasury STRIPS Principal, zero coupon bond to yield, 2.823% due 11/15/27(p)	700,986

	TOTAL U.S. GOVERNMENT OBLIGATIONS	211,303,707

U.S. GOVERNMENT AGENCIES — 1.5%
	Federal Farm Credit Banks:
1,260,000	0.192% due 9/14/16(a)	1,261,228
1,250,000	0.227% due 2/27/17(a)	1,252,211
1,130,000	0.202% due 4/26/17(a)	1,130,919
	Federal Home Loan Bank (FHLB):
1,280,000	0.220% due 10/7/15(a)	1,281,016
290,000	1.125% due 4/25/18	290,022
1,270,000	0.750% due 5/26/28	1,269,682
345,000	4.000% due 9/1/28	387,469
	Federal Home Loan Mortgage Corp. (FHLMC):
467,000	0.400% due 3/15/16	467,385
1,345,000	1.250% due 1/30/18	1,347,391
810,000	1.250% due 10/2/19	798,858
2,000	5.625% due 11/23/35	2,070
	Federal National Mortgage Association (FNMA):
820,000	0.750% due 1/30/17	818,904
650,000	0.00% due 10/9/19(p)	592,302
405,000	7.125% due 1/15/30	628,042

	TOTAL U.S. GOVERNMENT AGENCIES	11,527,499

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $218,211,785)	222,831,206

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES — 24.0%
FHLMC — 3.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
$25,011	8.500% due 11/1/16 — 7/1/17	$25,144
6,766	8.000% due 1/1/17 — 6/1/17	6,853
40,525	2.258% due 12/1/34(a)	43,269
33,950	2.431% due 1/1/35(a)	36,477
293,222	2.345% due 3/1/36(a)	312,021
41,231	1.945% due 2/1/37(a)	43,484
90,552	1.838% due 5/1/37(a)	95,173
100,988	2.495% due 5/1/37(a)	108,369
64,576	3.124% due 3/1/41(a)	67,974
171,487	2.027% due 7/1/42(a)	178,118
	Gold:
1,000,000	4.500% due(i)	1,083,344
1,970,088	5.500% due 2/1/17 — 2/1/40	2,187,310
856,526	6.000% due 5/1/17 — 6/1/39	954,108
2,658	8.500% due 2/1/18	2,692
1,017,120	5.000% due 6/1/21 — 4/1/41	1,128,727
10,608,635	4.000% due 10/1/25 — 8/1/44	11,455,472
1,176,217	4.500% due 4/1/29 — 7/1/41	1,293,668
544,893	6.500% due 8/1/37 — 9/1/39	617,409
47,634	7.000% due 3/1/39	56,328
4,436,027	3.500% due 12/1/42 — 1/1/45	4,660,261
1,661,148	3.000% due 2/1/43 — 7/1/43	1,696,285
600,000	3.500% due 3/15/45(i)	627,914

	TOTAL FHLMC	26,680,400

FNMA — 18.1%
	Federal National Mortgage Association (FNMA):
2,809,904	5.500% due 11/1/16 — 5/1/40	3,163,052
651	8.500% due 4/1/17	683
2,759	8.000% due 8/1/17	2,796
1,068,342	5.180% due 5/1/19	1,197,246
11,145,676	4.000% due 10/1/19 — 1/1/45	12,023,122
1,035,000	4.400% due 2/1/20	1,147,326
827,977	4.685% due 2/1/20	923,691
1,163,408	4.666% due 7/1/20	1,298,241
1,145,000	3.459% due 11/1/20	1,230,491
511,466	6.000% due 9/1/21 — 12/1/38	580,438
1,186,342	3.650% due 11/1/21	1,280,710
35	9.500% due 11/1/21	35
2,068,592	5.000% due 12/1/21 — 5/1/42	2,277,006
468,796	2.830% due 6/1/22	484,862
1,174,486	2.646% due 10/1/22	1,201,845
7,889,166	4.500% due 3/1/24 — 10/1/44	8,625,609
19,822,295	3.500% due 11/1/25 — 2/1/45	20,973,404
3,154,831	2.500% due 11/1/27 — 10/1/42	3,189,048
9,014,234	3.000% due 11/1/28 — 2/1/45	9,286,075
15,315,000	3.500% due 3/25/29 — 4/25/45(i)	16,046,201
41,449	2.690% due 3/1/30(a)	41,777
10,815,000	3.000% due 3/1/30 — 4/15/45(i)	11,129,770
1,885,000	2.500% due 3/25/30(i)	1,930,947
430,658	2.178% due 3/1/34(a)	458,600
98,442	2.161% due 12/1/34(a)	104,904
9,237	2.202% due 12/1/34(a)	9,867

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Security	Value
FNMA — 18.1% — (continued)
$106,500	2.121% due 9/1/35(a)	$113,213
110,662	2.065% due 10/1/35(a)	116,464
164,667	2.143% due 10/1/35(a)	173,516
131,171	2.042% due 11/1/35(a)	138,261
110,803	2.102% due 11/1/35(a)	116,700
36,038	2.104% due 11/1/35(a)	37,705
28,548	2.110% due 11/1/35(a)	30,067
36,497	2.133% due 11/1/35(a)	38,455
28,205	2.139% due 11/1/35(a)	29,718
400,319	2.250% due 1/1/36(a)	426,149
185,743	2.232% due 9/1/36(a)	197,957
46,086	2.305% due 12/1/36(a)	49,386
158,327	7.000% due 4/1/37	179,930
204,474	1.765% due 5/1/37(a)	216,364
872,844	6.500% due 9/1/37 — 5/1/40	999,006
99,435	2.892% due 2/1/41(a)	105,514
236,565	3.250% due 7/1/41(a)	251,882
212,809	2.021% due 7/1/42(a)	221,833
46,256	2.240% due 7/1/42(a)	47,994
11,615,000	4.000% due 3/1/45 — 4/1/45(i)	12,396,438
13,000,000	5.000% due 3/1/45 — 4/1/45(i)	14,402,812
9,345,000	4.500% due 4/1/45(i)	10,145,020
1,000,000	5.500% due 4/1/45(i)	1,121,797

	TOTAL FNMA	140,163,927

GNMA — 2.4%
	Government National Mortgage Association (GNMA):
895	9.500% due 12/15/16 — 8/15/17	900
6,859	8.500% due 5/15/17 — 5/15/30	7,312
1,929	9.000% due 8/15/30 — 9/15/30	1,977
7,094	4.500% due 9/15/33	7,843
139,665	6.000% due 12/15/33 — 5/15/38	160,280
207,277	6.500% due 1/15/34 — 10/15/38	246,777
1,110,081	5.000% due 10/15/34 — 9/15/40	1,249,324
124,966	5.500% due 5/15/37 — 6/15/38	141,069
743,352	4.000% due 6/15/41 — 7/15/41	809,006
	Government National Mortgage Association II (GNMA):
2,813	8.500% due 1/20/17	2,920
3,613	9.000% due 4/20/17 — 11/20/21	3,893
78,035	1.625% due 2/20/26 — 10/20/27(a)	81,178
901	8.000% due 3/20/30	1,143
25,759	2.000% due 5/20/30(a)	27,056
272,921	6.000% due 7/20/37 — 11/20/40	313,157
4,026,498	4.500% due 1/20/40 — 10/20/41	4,388,616
553,427	5.000% due 7/20/40 — 9/20/41	619,485
680,152	4.000% due 11/20/40 — 7/20/42	726,326
440,091	3.000% due 1/20/43	453,068
1,836,320	3.500% due 6/20/43 — 11/20/43	1,932,825
2,860,000	3.500% due 3/1/45(i)	2,999,648
640,000	3.000% due 3/15/45(i)	657,075
3,400,000	4.000% due 3/20/45(i)	3,615,422

	TOTAL GNMA	18,446,300

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $182,798,520)	185,290,627

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.2%
$2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.391% due 2/25/37(a)	$2,230,071
58,298	AAA	ACE Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1, 0.661% due 11/25/33(a)	57,990
		Adjustable Rate Mortgage Trust:
1,384,454	D	Series 2005-10, Class 3A11, 4.862% due 1/25/36(a)	1,253,288
1,782,942	D	Series 2005-10, Class 3A31, 4.862% due 1/25/36(a)	1,614,022
120,613	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.821% due 6/25/29(a)	101,958
762,078	D	American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 0.361% due 5/25/46(a)	551,518
679,814	A+	Ameriquest Mortgage Securities Trust, Series 2006-R2, Class A2B, 0.351% due 4/25/36(a)	677,667
805,000	AAA	AMMC CLO XIII Ltd., Series 2013-13A, Class A1L, 1.706% due 1/26/26(a)(b)	802,051
576,402	BBB+	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.871% due 6/25/34(a)	541,383
		Asset Backed Securities Corp. Home Equity Loan Trust:
27,483	AAA	Series 2004-HE6, Class A1, 0.721% due 9/25/34(a)	27,541
1,956,000	B-	Series 2005-HE5, Class M3, 0.891% due 6/25/35(a)	1,835,978
2,000,000	B+	Series 2006-HE3, Class A5, 0.438% due 3/25/36(a)	1,529,284
1,148,684	AAA	Avoca CLO III PLC, Series III-X, Class A, 0.438% due 9/15/21(a)	1,281,962
		Banc of America Commercial Mortgage Trust:
40,000	BBB-	Series 2006-5, Class AM, 5.448% due 9/10/47	41,746
1,100,000	A+	Series 2007-2, Class A4, 5.628% due 4/10/49(a)	1,168,920
240,000	B+	Series 2008-1, Class AJ, 6.269% due 2/10/51(a)	256,269
		Banc of America Funding Trust:
836	AA+	Series 2003-1, Class A1, 6.000% due 5/20/33	878
66,600	A+	Series 2006-G, Class 2A3, 0.344% due 7/20/36(a)	66,720
139,613	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.551% due 7/25/34(a)	141,067
537,419	A+	Bayview Commercial Asset Trust, Series 2007-3, Class A1, 0.411% due 7/25/37(a)(b)	485,836
79,539	AAA	Bayview Financial Mortgage Pass-Through Trust, Series 2004-A, Class A, 0.847% due 2/28/44(a)	79,281
973,552	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 2.700% due 5/26/36(a)(b)	976,015
		Bear Stearns Adjustable Rate Mortgage Trust:
6,641	AA+	Series 2002-11, Class 1A1, 2.354% due 2/25/33(a)	6,406
189,844	A+	Series 2005-2, Class A2, 2.515% due 3/25/35(a)	192,129
238,780	CCC(j)	Series 2005-4, Class 3A1, 2.534% due 8/25/35(a)	210,085
589,561		Series 2007-3, Class 1A1, 2.727% due 5/25/47(a)	508,282
		Bear Stearns ALT-A Trust:
403,356	A+	Series 2004-7, Class 2A1, 2.480% due 8/25/34(a)	406,443
299,092	CCC	Series 2005-2, Class 2A4, 2.515% due 4/25/35(a)	288,253
258,034	B	Series 2005-4, Class 23A2, 2.524% due 5/25/35(a)	255,500
		Bear Stearns Asset Backed Securities Trust:
978,144	B-	Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(a)	1,003,764
221,923	AAA	Series 2005-TC2, Class A3, 0.538% due 8/25/35(a)	221,387
499,230	CCC	Series 2007-HE7, Class 1A1, 1.171% due 10/25/37(a)	469,871
		Bear Stearns Commercial Mortgage Securities Trust:
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	216,003
570,943	A	Series 2007-PW15, Class A4, 5.331% due 2/11/44	607,421
75,000	B	Series 2007-PW17, Class AJ, 5.878% due 6/11/50(a)	77,103
520,973	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 1.171% due 3/25/37(a)(b)	511,576
725,000	AAA	BlueMountain CLO Ltd., Series 2013-4A, Class A, 1.753% due 4/15/25(a)(b)	723,845
1,700,000	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 0.421% due 6/25/36(a)	1,540,101
750	AAA	Chase Funding Trust, Series 2002-2, Class 2A1, 0.671% due 5/25/32(a)	712
353,212	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 2.474% due 2/25/37(a)	351,327
900,000	AAA	CIFC Funding Ltd., Series 2012-1AR, Class A1R, 1.407% due 8/14/24(a)(b)	902,199
		Citigroup Commercial Mortgage Trust:
300,000	BB(j)	Series 2014-GC19, Class E, 4.400% due 3/10/47(a)(b)	247,619
140,000	Aa1(c)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	149,338
770,000	CCC	Citigroup Mortgage Loan Trust Inc., Series 2006-WFH2, Class M1, 0.441% due 8/25/36(a)	627,910

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
$210,000	B-	Series 2006-CD2, Class AJ, 5.390% due 1/15/46(a)	$200,515
60,000	B+	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	58,950
110,000	CCC+	Series 2007-CD4, Class AJ, 5.398% due 12/11/49(a)	94,325
50,000	Aa2(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47(a)	53,611
400,000	Aa2(c)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 2.622% due 11/10/31(a)(b)	400,800
602,780	AA+	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, 6.044% due 12/10/49(a)	657,014
		Commercial Mortgage Trust:
496,000	BBB-	Series 2006-C7, Class AM, 5.772% due 6/10/46(a)	522,078
196,000	B3(c)	Series 2006-C8, Class AJ, 5.377% due 12/10/46	199,124
440,000	Aa3(c)	Series 2006-C8, Class AM, 5.347% due 12/10/46	469,586
90,000	BB+	Series 2006-GG7, Class AM, 5.787% due 7/10/38(a)	94,495
575,000	AA	Series 2007-C9, Class A4, 5.796% due 12/10/49(a)	625,780
40,000	Aa3(c)	Series 2013-CR12, Class B, 4.762% due 10/10/46(a)	44,427
20,000	A3(c)	Series 2013-CR12, Class C, 5.085% due 10/10/46(a)	22,076
260,000	BB	Series 2013-CR9, Class E, 4.259% due 7/10/45(a)(b)	213,871
210,000	A-(j)	Series 2014-CR21, Class C, 4.420% due 12/10/47(a)	216,601
345,000	Aaa(c)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	375,064
		Countrywide Alternative Loan Trust:
649,075	CCC	Series 2005-24, Class 4A1, 0.404% due 7/20/35(a)	570,526
320,746	CCC	Series 2005-27, Class 2A3, 1.681% due 8/25/35(a)	285,041
910,566	CCC	Series 2006-OA17, Class 1A1A, 0.369% due 12/20/46(a)	695,562
628,072	Ca(c)	Series 2006-OA9, Class 2A1A, 0.384% due 7/20/46(a)	455,331
		Countrywide Asset-Backed Certificates:
5,025	AAA	Series 2002-3, Class 1A1, 0.911% due 5/25/32(a)	4,782
12,759	AA+	Series 2003-BC2, Class 2A1, 0.771% due 6/25/33(a)	10,945
9,433	BB+	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	9,450
485,252	CCC	Series 2006-SD3, Class A1, 0.501% due 7/25/36(a)(b)	397,622
562,894	AA	Series 2007-13, Class 2A2, 0.971% due 10/25/47(a)	511,042
		Countrywide Home Loan Mortgage Pass Through Trust:
204,375	D	Series 2005-11, Class 3A3, 2.438% due 4/25/35(a)	155,853
91,130	NR	Series 2005-11, Class 6A1, 0.771% due 3/25/35(a)	82,378
		Credit Suisse Commercial Mortgage Capital Trust:
7,635,738	Caa3(c)	Series 2006-7, Class 3A2, 7.029% due 8/25/36(a)(k)	1,694,027
2,286,316	Aaa(c)	Series 2010-UD1, Class A, 5.774% due 12/16/49^(a)(b)	2,407,688
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(b)	258,830
		Credit Suisse Commercial Mortgage Trust:
290,000	B+	Series 2006-C3, Class AJ, 5.806% due 6/15/38(a)	290,023
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	407,175
191,986	Aaa(c)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	197,246
310,000	BBB-	Series 2007-C2, Class AM, 5.615% due 1/15/49(a)	331,625
		Credit Suisse First Boston Mortgage Securities Corp.:
525,473	AA+	Series 2004-AR7, Class 2A1, 2.711% due 11/25/34(a)	542,739
374,239	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	329,577
468,504	BB+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	476,171
325,896	A+	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, 6.280% due 5/25/35	324,661
48,315	NR	DBRR Trust, Series 2013-EZ2, Class A, 0.853% due 2/25/45(a)(b)	48,718
128,962	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.974% due 11/19/44(a)	112,587
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.610% due 1/15/25(a)(b)	646,461
		EMC Mortgage Loan Trust:
3,854	BB(j)	Series 2002-B, Class A1, 1.471% due 2/25/41(a)(b)	3,756
20,595	BBB-	Series 2003-A, Class A1, 0.721% due 8/25/40(a)(b)	18,719
824,784	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.721% due 9/25/33(a)	786,530

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
$561,845	NR	Federal Home Loan Mortgage Corp. (FHLMC), Series T-61, Class 1A1, 1.514% due 7/25/44(a)	$569,734
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.215% due 2/15/24(a)(k)	7,569
1,714,366	NR	Series 3349, Class AS, 6.328% due 7/15/37(a)(k)	305,208
232,424	NR	Series 3451, Class SB, 5.858% due 5/15/38(a)(k)	27,195
229,283	NR	Series 3621, Class SB, 6.058% due 1/15/40(a)(k)	37,919
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	642,366
3,066,011	NR	Series 3866, Class SA, 5.778% due 5/15/41(a)(k)	484,069
1,100,341	NR	Series 3947, Class SG, 5.778% due 10/15/41(a)(k)	205,314
279,744	NR	Series 3997, Class SK, 6.428% due 11/15/41(a)(k)	54,175
81,305	NR	Series 4076, Class SW, 5.878% due 7/15/42(a)(k)	16,128
80,701	NR	Series 4097, Class ST, 5.878% due 8/15/42(a)(k)	15,622
80,898	NR	Series 4136, Class SE, 5.978% due 11/15/42(a)(k)	18,347
86,775	NR	Series 4136, Class SJ, 5.978% due 11/15/42(a)(k)	20,625
83,973	NR	Series 4136, Class SQ, 5.978% due 11/15/42(a)(k)	18,681
585,953	NR	Series 4150, Class BU, 4.000% due 2/15/42	634,250
747,308	NR	Series 4203, Class PS, 6.078% due 9/15/42(a)(k)	134,565
105,383	NR	Series 4206, Class CZ, 3.000% due 5/15/43	102,704
309,595	NR	Series 4210, Class Z, 3.000% due 5/15/43	301,717
209,717	NR	Series 4226, Class GZ, 3.000% due 7/15/43	200,741
458,575	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	54,763
96,607	NR	Series 4335, Class SW, 5.828% due 5/15/44(a)(k)	22,091
258,478	NR	Series R007, Class ZA, 6.000% due 5/15/36	292,340
		Federal National Mortgage Association (FNMA):
22,161,323	NR	Series 2013-M7, Class X2, 0.255% due 12/27/22(a)(k)	307,511
1,048,881	NR	Series 2014-M12, Class FA, 0.465% due 10/25/21(a)	1,049,997
1,018,876	NR	Series 2014-M8, Class FA, 0.414% due 5/25/18(a)	1,020,084
		Federal National Mortgage Association (FNMA), Grantor Trust:
132,280	NR	Series 2000-T6, Class A3, 3.967% due 1/25/28(a)	139,201
23,637	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	24,189
		Federal National Mortgage Association (FNMA), Interest Strip:
338,799	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	75,072
680,460	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	125,559
121,505	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	23,068
575,000	Aaa(c)	Federal National Mortgage Association (FNMA), Principal Strip, Series , Class , 4.138% due 1/15/30(l)	359,726
		Federal National Mortgage Association (FNMA), REMICS:
22,969	NR	Series 2000-34, Class F, 0.621% due 10/25/30(a)	23,267
59,358	NR	Series 2002-34, Class FE, 0.573% due 5/18/32(a)	59,866
75,617	NR	Series 2004-38, Class FK, 0.521% due 5/25/34(a)	75,834
4,315	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	4,404
472,203	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	511,220
1,772,203	NR	Series 2006-51, Class SP, 6.479% due 3/25/36(a)(k)	288,810
949,576	NR	Series 2007-68, Class SC, 6.529% due 7/25/37(a)(k)	154,585
1,748,881	NR	Series 2008-18, Class SM, 6.829% due 3/25/38(a)(k)	242,977
253,491	NR	Series 2010-142, Class SM, 6.359% due 12/25/40(a)(k)	40,065
869,796	NR	Series 2011-87, Class SG, 6.379% due 4/25/40(a)(k)	168,342
344,416	NR	Series 2011-90, Class AS, 6.229% due 9/25/41(a)(k)	63,986
596,347	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(k)	75,105
578,059	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	91,466
86,412	NR	Series 2012-128, Class SL, 5.979% due 11/25/42(a)(k)	20,904
173,512	NR	Series 2012-128, Class SQ, 5.979% due 11/25/42(a)(k)	41,590
244,724	NR	Series 2012-133, Class CS, 5.979% due 12/25/42(a)(k)	52,477
85,523	NR	Series 2012-133, Class SA, 5.979% due 12/25/42(a)(k)	21,610
376,212	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	427,389
564,490	NR	Series 2012-51, Class B, 7.000% due 5/25/42	641,143

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
$72,536	NR	Series 2012-70, Class YS, 6.479% due 2/25/41(a)(k)	$14,034
370,823	NR	Series 2012-74, Class SA, 6.479% due 3/25/42(a)(k)	67,871
61,804	NR	Series 2012-75, Class AO, --% due 3/25/42(l)	56,963
239,535	NR	Series 2012-93, Class SG, 5.929% due 9/25/42(a)(k)	52,172
704,976	NR	Series 2012-M12, Class 1A, 2.840% due 8/25/22(a)	731,174
500,338	NR	Series 2013-10, Class JS, 5.979% due 2/25/43(a)(k)	125,530
515,888	NR	Series 2013-10, Class SJ, 5.979% due 2/25/43(a)(k)	121,760
88,437	NR	Series 2013-67, Class KS, 5.929% due 7/25/43(a)(k)	17,684
1,261,019	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	1,436,951
950,068	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	1,056,954
		FHLMC Multifamily Structured Pass Through Certificates:
1,595,575	NR	Series K007, Class X1, 1.177% due 4/25/20(a)(k)	72,486
267,399	AAA(j)	Series K016, Class X1, 1.563% due 10/25/21(a)(k)	22,575
1,434,537	NR	Series KF05, Class A, 0.521% due 9/25/21(a)	1,437,518
315,000	NR	Series KSCT, Class A2, 4.285% due 1/25/20	349,372
620,000	Aaa(c)	Flatiron CLO Ltd., Series 2013-1A, Class A1, 1.657% due 1/17/26(a)(b)	617,801
805,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	805,142
505,000	BBB-	GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX, 3.382% due 12/15/19(b)	495,311
330,823	A+	GMAC Home Equity Notes Loan Trust, Series 2004-VF1, Class A1, 0.921% due 2/25/31(a)(b)	325,797
		Government National Mortgage Association (GNMA):
47,267	NR	Series 2000-35, Class F, 0.722% due 12/16/25(a)	47,899
43,578	NR	Series 2002-21, Class FV, 0.572% due 3/16/32(a)	43,529
3,100,783	NR	Series 2008-51, Class GS, 6.058% due 6/16/38(a)(k)	575,684
79,183	NR	Series 2010-107, Class SG, 5.977% due 2/20/38(a)(k)	7,763
90,840	NR	Series 2010-31, Class GS, 6.327% due 3/20/39(a)(k)	11,629
241,507	NR	Series 2010-85, Class HS, 6.477% due 1/20/40(a)(k)	41,195
2,172,299	NR	Series 2011-152, Class IO, 1.163% due 8/16/51(a)(k)	109,263
504,191	NR	Series 2013-152, Class HS, 6.527% due 6/20/43(a)(k)	101,200
3,912,674	NR	Series 2013-85, Class IA, 0.834% due 3/16/47(a)(k)	235,756
2,623,553	NR	Series 2014-105, Class IO, 1.100% due 6/16/54(a)(k)	212,985
331,709	A	Granite Mortgages PLC, Series 2004-3, Class 3A2, 0.940% due 9/20/44(a)	510,691
		GS Mortgage Securities Corp. II:
153,996	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	154,059
91,612	AAA	Series 2005-GG4, Class A4A, 4.751% due 7/10/39	91,554
		GS Mortgage Securities Trust:
637,529	BBB-	Series 2007-GG10, Class A1A, 5.796% due 8/10/45(a)	691,660
705,000	Aaa(c)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	756,210
144,106	CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.521% due 9/25/35(a)(b)	123,985
162,589	A+	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.671% due 9/25/35(a)	163,574
		Harborview Mortgage Loan Trust:
537,808	BBB+	Series 2004-5, Class 2A6, 2.218% due 6/19/34(a)	535,060
173,306	WD(j)	Series 2006-2, Class 1A, 2.694% due 2/25/36(a)	145,734
710,694	A+	HSBC Home Equity Loan Trust, Series 2007-3, Class APT, 1.374% due 11/20/36(a)	709,597
701,264	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.361% due 12/25/35(a)	689,415
3,360	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 0.971% due 3/25/33(a)	3,291
		Indymac Index Mortgage Loan Trust:
93,965	CCC	Series 2004-AR15, Class 1A1, 2.735% due 2/25/35(a)	81,173
103,316	CCC	Series 2005-AR15, Class A2, 4.539% due 9/25/35(a)	89,730
650,000	AAA	ING Investment Management CLO Ltd., Series 2012-4A, Class A1, 1.643% due 10/15/23(a)(b)	647,334
1,273,707	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.331% due 8/25/36(a)	597,861
		JPMBB Commercial Mortgage Securities Trust:
80,000	A3(c)	Series 2013-C15, Class C, 5.081% due 11/15/45(a)	88,051
40,000	Aa3(c)	Series 2013-C17, Class B, 4.887% due 1/15/47(a)	45,006
90,000	BBB-(j)	Series 2014-C23, Class D, 3.961% due 9/15/47(a)(b)	81,941
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(b)	252,113

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
$210,000	A3(c)	Series 2014-C24, Class C, 4.428% due 11/15/47(a)	$219,225
240,000	BBB-(j)	Series 2014-C24, Class D, 3.928% due 11/15/47(a)(b)	218,243
		JPMorgan Chase Commercial Mortgage Securities Trust:
34,362	AA	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	36,325
675,577	AAA	Series 2007-C1, Class ASB, 5.857% due 2/15/51	708,410
733,914	AA	Series 2007-CB18, Class A1A, 5.431% due 6/12/47(a)	779,859
1,050,000	B-	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(a)	1,053,376
390,000	BBB-	Series 2007-CB20, Class AM, 5.868% due 2/12/51(a)	427,745
1,090,000	AAA	Series 2011-C3, Class A3, 4.388% due 2/15/46(b)	1,174,955
140,000	Aaa(c)	Series 2011-C5, Class A3, 4.171% due 8/15/46	154,434
175,000	Aaa(c)	Series 2011-C5, Class AS, 5.323% due 8/15/46(a)(b)	203,619
2,613,129	Aaa(c)	Series 2012-CBX, Class XA, 1.755% due 6/15/45(a)(k)	200,124
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(b)	487,509
650,000	AA-	Series 2014-FL6, Class B, 2.452% due 11/15/31(a)(b)	652,758
150,000	A-	Series 2014-PHH, Class C, 2.272% due 8/15/27(a)(b)	151,380
59,288	BBB+	JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 2.537% due 2/25/35(a)	58,218
		LB-UBS Commercial Mortgage Trust:
190,000	AA-	Series 2006-C1, Class AM, 5.217% due 2/15/31(a)	195,835
360,000	A+	Series 2006-C7, Class AM, 5.378% due 11/15/38	380,427
160,000	A-	Series 2007-C7, Class AM, 6.169% due 9/15/45(a)	177,731
		Lehman XS Trust:
193,705	CCC	Series 2005-5N, Class 1A1, 0.471% due 11/25/35(a)	174,484
126,914	D	Series 2005-7N, Class 1A1B, 0.471% due 12/25/35(a)	75,800
630,000	AAA	Limerock CLO II Ltd., Series 2014-2A, Class A, 1.757% due 4/18/26(a)(b)	629,145
		MASTR Adjustable Rate Mortgages Trust:
1,164,359	A+	Series 2004-13, Class 3A7, 2.641% due 11/21/34(a)	1,188,683
106,030	AA+	Series 2004-4, Class 4A1, 2.420% due 5/25/34(a)	103,732
681,201	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.436% due 10/25/32(a)	686,557
427,997	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.421% due 7/25/37(a)	278,559
		Merrill Lynch Mortgage Investors Trust:
79,970	A+	Series 2004-A3, Class 4A3, 2.581% due 5/25/34(a)	79,801
45,073	B1(c)	Series 2005-1, Class 2A1, 2.127% due 4/25/35(a)	43,002
1,063,831	BBB	Series 2005-2, Class 2A, 2.350% due 10/25/35(a)	1,076,006
693,881	AAA	Series 2006-FF1, Class A2C, 0.371% due 8/25/36(a)	685,888
956,373	AAA	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	1,007,611
		ML-CFC Commercial Mortgage Trust:
474,607	AAA	Series 2006-4, Class A1A, 5.166% due 12/12/49	497,995
291,000	Caa1(c)	Series 2007-5, Class AJ, 5.450% due 8/12/48(a)	285,735
260,000	B-	Series 2007-9, Class AJ, 6.193% due 9/12/49(a)	252,303
121,706	AAA	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.631% due 6/25/34(a)(b)	122,041
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(c)	Series 2013-C10, Class A4, 4.083% due 7/15/46(a)	33,152
500,000	Aaa(c)	Series 2013-C13, Class A4, 4.039% due 11/15/46	549,434
		Morgan Stanley Capital I Trust:
480,000	BBB	Series 2007-HQ12, Class A5, 5.698% due 4/12/49(a)	480,809
391,208	AAA	Series 2007-IQ13, Class A1A, 5.312% due 3/15/44	415,358
310,314	A	Series 2007-IQ14, Class A1A, 5.665% due 4/15/49(a)	334,123
200,000	A	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	214,557
522,752	Aaa(c)	Series 2007-T25, Class A3, 5.514% due 11/12/49(a)	555,689
1,365,734	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.651% due 7/25/35(a)	1,363,131
1,205,000	BBB	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1, 0.671% due 7/25/35(a)	1,192,980
540,000	AAA	PFS Financing Corp., Series 2014-BA, Class A, 0.772% due 10/15/19(a)(b)	540,534
1,787,000	BBB+	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 0.421% due 7/25/36(a)	1,692,682

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
		Prime Mortgage Trust:
$234,126	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(b)	$237,012
91,349	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(b)	93,281
1,358,571	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(b)	1,368,549
92,959	AA+	RALI Trust, Series 2005-QA1, Class A1, 0.471% due 1/25/35(a)	89,335
		RAMP Trust:
4,765	CCC	Series 2003-RS4, Class AIIB, 0.831% due 5/25/33(a)	4,241
936,765	AA	Series 2003-RS9, Class AI6A, 5.986% due 10/25/33	992,167
982,427	B+	Series 2006-NC1, Class A2, 0.361% due 1/25/36(a)	980,851
33,998	CCC	Reperforming Loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.591% due 11/25/34(a)(b)	30,130
476,434	Caa2(c)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	453,235
640,000	AAA	SCG Trust, Series 2013-SRP1, Class A, 1.556% due 11/15/26(a)(b)	640,675
		Small Business Administration Participation Certificates:
10,421	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	10,609
18,146	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15	18,519
22,775	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16	23,542
200,478	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19	215,965
97,461	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20	106,091
309,590	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22	332,843
209,448	NR	Series 2013-20J, Class 1, 3.370% due 10/1/33	222,093
150,103	BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.493% due 11/25/34(a)	148,326
830,775	AAA	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1.171% due 9/25/34(a)	807,714
262,448	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.424% due 7/19/35(a)	253,224
		Structured Asset Securities Corp.:
3,919	NR	Series 2002-14A, Class 2A1, 2.116% due 7/25/32(a)	3,602
202,010	CC	Series 2005-RF3, Class 1A, 0.521% due 6/25/35(a)(b)	164,727
384,040	BB	Series 2007-BC4, Class A3, 0.418% due 11/25/37(a)	378,590
277,740	AAA	Venture VIII CDO Ltd., Series 2007-8A, Class A2A, 0.477% due 7/22/21(a)(b)	273,877
100,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(b)	101,755
		Wachovia Bank Commercial Mortgage Trust:
50,000	BB	Series 2007-C30, Class AM, 5.383% due 12/15/43	53,203
485,000	B	Series 2007-C32, Class AMFX, 5.703% due 6/15/49(b)	509,319
		WaMu Mortgage Pass Through Certificates Trust:
28,340	BBB+	Series 2004-AR11, Class A, 2.426% due 10/25/34(a)	28,272
109,053	BBB+	Series 2004-AR12, Class A2A, 0.578% due 10/25/44(a)	105,785
326,453	AA+	Series 2005-AR11, Class A1A, 0.491% due 8/25/45(a)	310,743
572,415	AA+	Series 2005-AR13, Class A1A1, 0.461% due 10/25/45(a)	528,936
315,200	BBB-	Series 2005-AR19, Class A1A2, 0.461% due 12/25/45(a)	289,890
978,900	B-	Series 2005-AR4, Class A5, 2.372% due 4/25/35(a)	965,280
2,199,085	BBB	Series 2006-AR1, Class 2A1A, 1.191% due 1/25/46(a)	2,132,619
808,306	CCC	Series 2006-AR13, Class 2A, 2.186% due 10/25/46(a)	741,918
430,626	CCC	Series 2007-HY4, Class 4A1, 2.060% due 9/25/36(a)	385,181
898,912	Ca(c)	Series 2007-OA2, Class 2A, 0.821% due 1/25/47(a)	643,805
1,157,249	CCC	Series 2007-OA6, Class 1A, 0.931% due 7/25/47(a)	981,240
120,000	Aa3(c)	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.301% due 7/15/46(a)	129,713
		Wells Fargo Mortgage Backed Securities Trust:
834,426	Caa1(c)	Series 2006-12, Class A3, 6.000% due 10/25/36	815,551
353,106	CCC	Series 2006-AR2, Class 2A1, 2.613% due 3/25/36(a)	352,711
93,716	Caa2(c)	Series 2006-AR7, Class 2A4, 2.613% due 5/25/36(a)	88,991
		WF-RBS Commercial Mortgage Trust:
795,000	Aaa(c)	Series 2011-C2, Class A2, 3.791% due 2/15/44(b)	808,251
1,050,000	Aaa(c)	Series 2011-C4, Class A3, 4.394% due 6/15/44(b)	1,137,051
1,035,000	Aaa(c)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,110,865

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†		Rating††	Security	Value
$1,975,366		Aaa(c)	Series 2012-C7, Class XA, 1.569% due 6/15/45(a)(b)(k)	$168,816
145,000		Aaa(c)	Series 2013-C14, Class A4, 3.073% due 6/15/46	149,291
2,625,457		Aaa(c)	Series 2014-C20, Class XA, 1.236% due 5/15/47(a)(k)	196,258
240,000		BBB-(j)	Series 2014-C22, Class D, 3.909% due 9/15/57(a)(b)	218,263

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $109,960,865)	110,132,577

SOVEREIGN BONDS — 2.0%
Brazil — 0.4%
656,000	BRL	BBB+	Brazil Notas do Tesouro Nacional Serie B , 6.000% due 8/15/50	586,477
3,061,000	BRL	BBB+	Brazil Notas do Tesouro Nacional Serie F , 10.000% due 1/1/17	1,051,824
			Federative Republic of Brazil:
452,000		BBB-	4.875% due 1/22/21	474,600
490,000		BBB-	2.625% due 1/5/23	433,650
415,000		BBB-	4.250% due 1/7/25	400,994

			Total Brazil	2,947,545

Canada — 0.0%
152,000		AA	Province of Manitoba Canada , 3.050% due 5/14/24	159,716

Colombia — 0.1%
			Colombia Government International Bond:
215,000		BBB	4.000% due 2/26/24	224,675
370,000		BBB	5.625% due 2/26/44	425,500

			Total Colombia	650,175

Greece — 0.0%
200,000	EUR	NR	Athens Urban Transportation Organisation , 4.851% due 9/19/16	184,106
100,000	EUR	B-	Hellenic Republic Government Bond , 4.750% due 4/17/19	84,598

			Total Greece	268,704

Mexico — 1.0%
			Mexican Bonos:
9,418,000	MXN	A	8.000% due 6/11/20	715,690
30,492,700	MXN	A	6.500% due 6/9/22	2,170,525
5,120,000	MXN	A	10.000% due 12/5/24	454,656
700,000	MXN	A	7.750% due 5/29/31	54,806
40,195,700	MXN	A	7.750% due 11/13/42	3,217,951
			Mexico Government International Bond:
61,000		BBB+	3.500% due 1/21/21	63,897
174,000		BBB+	3.625% due 3/15/22	181,830
96,000		BBB+	4.000% due 10/2/23	102,480
78,000		BBB+	6.050% due 1/11/40	98,670
828,000		BBB+	4.750% due 3/8/44	885,846

			Total Mexico	7,946,351

New Zealand — 0.1%
780,000	NZD	AA+	New Zealand Government Bond , 3.000% due 4/15/20	584,086

Panama — 0.0%
200,000		BBB	Panama Government International Bond , 4.000% due 9/22/24	211,500

Poland — 0.1%
610,000		A-	Poland Government International Bond , 4.000% due 1/22/24	662,288

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Russia — 0.1%
		Russian Foreign Bond - Eurobond:
$393,655	BB+	step bond to yield, 7.500% due 3/31/30	$422,609
45,850	BB+	step bond to yield, 7.500% due 3/31/30	49,222

		Total Russia	471,831

South Africa — 0.1%
520,000	BBB-	South Africa Government International Bond , 5.875% due 9/16/25	600,600

Turkey — 0.1%
600,000	Baa3(c)	Turkey Government International Bond , 5.750% due 3/22/24	672,000

		TOTAL SOVEREIGN BONDS (Cost — $15,637,246)	15,174,796

ASSET-BACKED SECURITIES — 1.6%
Automobiles — 0.1%
845,000	AAA	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 0.850% due 5/15/18(b)	845,641

Student Loans — 1.5%
635,220	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.345% due 3/25/42(a)(b)	605,656
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.106% due 10/25/35(a)(b)	861,100
		Navient Private Education Loan Trust:
630,000	AAA	Series 2014-AA, Class A2B, 1.422% due 2/15/29(a)(b)	635,949
487,638	AAA	Series 2014-CTA, Class A, 0.872% due 9/16/24(a)(b)	486,854
		SLM Private Education Loan Trust:
1,136,149	AAA	Series 2010-A, Class 2A, 3.423% due 5/16/44(a)(b)	1,201,733
409,535	AAA	Series 2012-A, Class A1, 1.573% due 8/15/25(a)(b)	413,619
705,000	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(b)	732,521
680,000	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(b)	700,269
377,846	AAA	Series 2012-E, Class A1, 0.922% due 10/16/23(a)(b)	378,901
		SLM Student Loan Trust:
1,220,000	AAA	Series 2003-11, Class A6, 0.991% due 12/15/25(a)(b)	1,219,663
158,026	AA+	Series 2003-4, Class A5A, 0.991% due 3/15/33(a)(b)	157,532
1,400,000	AAA	Series 2004-1, Class A4, 0.516% due 10/27/25(a)	1,373,807
631,974	AAA	Series 2004-8A, Class A5, 0.756% due 4/25/24(a)(b)	632,635
880,000	AA+	Series 2005-5, Class A5, 1.006% due 10/25/40(a)	859,672
1,070,000	AAA	Series 2005-6, Class A6, 0.396% due 10/27/31(a)	1,037,564

		Total Student Loans	11,297,475

		TOTAL ASSET-BACKED SECURITIES (Cost — $11,970,035)	12,143,116

MUNICIPAL BONDS — 0.9%
California — 0.1%
80,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Project, Series A, 5.000% due 8/15/52	90,710
		State of California, GO:
100,000	A+	5.000% due 12/1/37	109,790
150,000	A+	5.000% due 9/1/42	171,509
90,000	AA-	University of California Revenue Bonds, Series G, 5.000% due 5/15/37	102,069

		Total California	474,078

Delaware — 0.0%
300,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.407% due 1/29/46(a)	280,178

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount/Units†	Rating††	Security	Value
Illinois — 0.3%
		State of Illinois, GO:
$500,000	A-	4.350% due 6/1/18	$521,750
410,000	A-	5.877% due 3/1/19	455,891
240,000	A-	4.950% due 6/1/23	254,494
280,000	A-	5.500% due 7/1/24	324,951
640,000	A-	5.100% due 6/1/33	646,541

		Total Illinois	2,203,627

Massachusetts — 0.0%
185,000	AA	Massachusetts Development Finance Agency, Revenue Bonds, Series M-4, 5.000% due 7/1/44	209,161
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41 .	113,778

		Total Massachusetts	322,939

Minnesota — 0.0%
325,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.407% due 1/29/46(a)	303,528

Missouri — 0.0%
100,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/42	114,038

Nevada — 0.1%
435,000	AA+	Las Vegas Valley Water District, GO, Series B, 5.000% due 6/1/37	491,837

New Jersey — 0.0%
165,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	179,066

New York — 0.1%
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A, 5.000% due 11/1/42	91,201
120,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series BB, 5.000% due 6/15/47	134,856
270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	327,583

		Total New York	553,640

Ohio — 0.1%
1,000,000	B-	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series A-2, 5.750% due 6/1/34	817,870

Texas — 0.1%
510,000	AA+	City of Houston TX, GO, Series A, 6.290% due 3/1/32	631,094
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(m)	254,825

		Total Texas	885,919

Virginia — 0.1%
398,992	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	430,576

		TOTAL MUNICIPAL BONDS (Cost — $6,841,127)	7,057,296

SENIOR LOANS — 0.1%
50,000	NR	FMG Resources August 2006 Pty Ltd., due 6/30/19(n)	46,430
207,375	NR	Gardner Denver Inc., 4.250% due 7/30/20	199,690
85,526	NR	Hilton Worldwide Finance LLC, 3.500% due 10/26/20	85,633
206,325	NR	Michaels Stores Inc., 3.750% due 1/28/20	205,519
113,604	NR	Sungard Data Systems Inc., 4.000% due 3/8/20	113,817

		TOTAL SENIOR LOANS (Cost — $661,220)	651,089

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Shares/Units	Security	Value
PREFERRED STOCK — 0.1%
FINANCIALS — 0.1%
Banks — 0.1%
30,275	GMAC Capital Trust I, 8.125%(a) (Cost — $751,009)	$788,058

CONVERTIBLE PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
20,000	General Motors Corp., 0.000%*^(e) (Cost — $0)	0

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
165	General Motors Co.	6,156
506	Motors Liquidation Co. GUC Trust	8,779

	TOTAL COMMON STOCKS (Cost — $0)	14,935

WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
	General Motors Co., expires:
150	7/10/16*	4,107
150	7/10/19*	2,892

	TOTAL WARRANTS (Cost — $0)	6,999

Notional Amount/ Number of Contracts
PURCHASED OPTIONS — 0.0%
United States — 0.0%
52	Option on 3-Month Eurodollar December Futures, Call @ $99.63, expires 12/14/2015, BOA	5,688
$1,800,000	Swaption, 3-Month USD-LIBOR, Call @ $1.15, expires 07/20/2015, GSC	4,020
900,000	Swaption, 3-Month USD-LIBOR, Put @ $3.20, expires 01/16/2020, GSC	9,654
3,350,000	Swaption, 3-Month USD-LIBOR, Put @ $4.50, expires 03/15/2018, BCLY	59,843
2,190,000	Swaption, 3-Month USD-LIBOR, Put @ $4.50, expires 04/09/2018, BCLY	40,256
1,450,000	Swaption, 3-Month USD-LIBOR, Put @ $5.00, expires 01/14/2019, BCLY	22,273

	TOTAL PURCHASED OPTIONS (Cost — $509,110)	141,734

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $763,698,258)	787,673,414

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (o) — 10.7%
CERTIFICATES OF DEPOSIT — 0.2%
		Credit Suisse:
$100,000		0.473% due 3/17/15	$100,000
1,000,000		0.492% due 4/10/15	1,000,000

		TOTAL CERTIFICATES OF DEPOSIT (Cost — $1,100,000)	1,100,000

COMMERCIAL PAPER — 0.5%
		ENI Finance USA Inc.:
1,100,000		0.573% due 5/15/15(p)	1,098,694
1,100,000		0.583% due 5/22/15(p)	1,098,547
1,500,000		Macquarie Bank Ltd., 0.565% due 5/1/15(b)(p)	1,500,000

		TOTAL COMMERCIAL PAPER (Cost — $3,697,241)	3,697,241

CORPORATE NOTE — 0.3%
2,100,000		BellSouth Corp., 4.182% due 4/26/15(b)(e) (Cost — $2,175,789)	2,175,789

MONEY MARKET FUND — 0.2%
1,764,284		Invesco STIT — Government & Agency Portfolio(q) (Cost — $1,764,284)	1,764,284

REPURCHASE AGREEMENT — 0.8%
6,200,000		Merrill Lynch repurchase agreement dated 02/27/15, 0.050% due 3/2/15, Proceeds at maturity — $6,200,026; (Fully collateralized by U.S. Treasury Note, 1.750%, due 05/15/23; Market Value — $ 6,364,050)	6,200,000

		TOTAL REPURCHASE AGREEMENT (Cost — $6,200,000)	6,200,000

TIME DEPOSITS — 5.3%
82,850	GBP	ANZ National Bank — London, 0.086% due 3/2/15	127,912
		BBH — Grand Cayman:
90	CHF	-1.000% due 3/2/15	94
306,211	DKK	-0.750% due 3/2/15	45,923
15,740	EUR	-0.169% due 3/2/15	17,616
75,684	JPY	0.005% due 3/2/15	633
9,538	AUD	1.442% due 3/2/15	7,453
14,867	NZD	2.550% due 3/2/15	11,244
11,460,468		JPMorgan Chase & Co. — Nassau, 0.030% due 3/2/15	11,460,468
28,867,109		Standard Chartered Bank — Nassau, 0.030% due 3/2/15	28,867,109
		Wells Fargo — Grand Cayman:
200,381	EUR	-0.169% due 3/2/15	224,266
96,416	CAD	0.100% due 3/2/15	77,121

		TOTAL TIME DEPOSITS (Cost — $40,839,839)	40,839,839

U.S. GOVERNMENT AGENCIES — 3.0%
		Federal Home Loan Bank (FHLB), Discount Notes:
5,305,000		0.043% due 3/6/15(p)	5,304,968
1,625,000		0.070% due 3/18/15(p)	1,624,946
5,130,000		0.044% due 3/25/15(p)	5,129,852
100,000		0.055% due 5/1/15(p)	99,991
		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
5,000,000		0.050% due 3/17/15(p)	4,999,889
1,320,000		0.055% due 3/23/15(p)	1,319,955
5,000,000		Federal National Mortgage Association (FNMA), Discount Notes, 0.058% due 3/25/15(p)	4,999,807

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $23,479,408)	23,479,408

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 0.4%
	U.S. Treasury Bills:
$3,000,000	0.033% due 3/26/15(p)	$2,999,932
351,000	0.046% due 6/4/15(p)	350,958

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $3,350,890)	3,350,890

	TOTAL SHORT-TERM INVESTMENTS (Cost — $82,607,451)	82,607,451

	TOTAL INVESTMENTS — 112.6% (Cost — $846,305,709#)	870,280,865

	Liabilities in Excess of Other Assets — (12.6)%	(97,154,329)

	TOTAL NET ASSETS — 100.0%	$773,126,536

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2015.
(b)	Restricted security that may be sold to ‘‘qualified institutional buyers’’ pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Illiquid security.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Rating by Fitch Ratings Service. All ratings are unaudited.
(k)	Interest only security.
(l)	Principal only security.
(m)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 10.5%.
(p)	Rate shown represents yield-to-maturity.
(q)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.
^	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Abbreviations used in this schedule:
ABS	— Asset-Based Security
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
GO	— General Obligation
GTDSTD	— Guaranteed Student Loans
MASTR	— Mortgage Asset Securitization Transactions Inc.
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principals

See pages 135 and 136 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Summary of Investments by Security Type^
Corporate Bonds & Notes	26.8%
U.S. Government & Agency Obligations	25.6
Mortgage-Backed Securities	21.3
Collateralized Mortgage Obligations	12.7
Sovereign Bonds	1.8
Asset-Backed Securities	1.5
Municipal Bonds	0.8
Senior Loans	0.1
Preferred Stocks	0.1
Convertible Preferred Stocks	0.0	**
Common Stocks	0.0	**
Warrants	0.0	**
Purchased Options	0.0	**
Short-Term Investments	9.3

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

At February 28, 2015, Core Fixed Income Investments had open exchange traded futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar December Futures	9	12/15	$2,232,675	$(2,700)
90-Day Eurodollar December Futures	143	12/16	35,172,637	22,400
90-Day Eurodollar June Futures	53	6/16	13,089,675	36,638
U.S. Treasury 5-Year Note June Futures	190	6/15	22,663,437	56,187
U.S. Treasury 10-Year Note June Futures	155	6/15	19,808,516	71,445
U.S. Treasury Long Bond June Futures	13	6/15	2,103,969	(3,826)

				180,144

Contracts to Sell:
90-Day Eurodollar December Futures	92	12/15	22,822,900	(20,525)
90-Day Eurodollar March Futures	47	3/16	11,633,675	(15,164)
90-Day Eurodollar September Futures	60	9/15	14,916,750	(13,056)
90-Day Sterling Interest Rate March Futures	46	3/16	8,792,202	14,474
90-Day Sterling Interest Rate September Futures	30	9/15	5,750,255	(5,713)
Australia Government 3-Year Bond March Futures	13	3/15	1,140,827	(9,197)
Australia Government 10-Year Bond March Futures	3	3/15	308,564	(1,663)
Euro FX Currency March Futures	6	3/15	839,625	94,125
Euro-Bobl March Futures	40	3/15	5,872,666	(80,582)
Euro-Bund March Futures	12	3/15	2,141,612	(85,015)
U.S. Treasury 2-Year Note June Futures	3	6/15	655,734	(1,078)
U.S. Treasury 10-Year Note June Futures	27	6/15	3,450,516	(14,742)
U.S. Treasury Long Bond June Futures	30	6/15	4,855,312	(35,750)
U.S. Treasury Long Bond March Futures	7	3/15	1,029,219	4,594
U.S. Treasury Ultra Long Bond June Futures	18	6/15	3,029,062	312

				(168,980)

Net Unrealized Gain on Open Futures Contracts				$11,164

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

At February 28, 2015, Core Fixed Income Investments had deposited $140,519 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 28, 2015, Core Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	262,000	JPM	$204,727	3/3/15	$(2,992)
Brazilian Real	598,657	BOA	210,869	3/3/15	(18,524)
Brazilian Real	1,589,208	DUB	559,777	3/3/15	7,777
Brazilian Real	598,657	JPM	210,869	3/3/15	2,872
Brazilian Real	1,589,208	DUB	554,040	4/2/15	5,290
Brazilian Real	598,657	JPM	208,707	4/2/15	176
Euro	371,000	BNP	415,223	3/3/15	(7,818)
Euro	257,154	CITI	287,807	3/3/15	(6,193)
Euro	306,000	JPM	342,475	3/3/15	(6,154)
Euro	926,000	BOA	1,036,786	4/2/15	(14,665)
Euro	1,242,000	GSC	1,390,591	4/2/15	(20,837)
Euro	1,300,000	BCLY	1,455,764	4/16/15	(78,457)
Euro	414,000	BCLY	463,992	6/15/15	(91,168)
Euro	720,000	BCLY	806,943	6/15/15	(157,192)
Euro	2,499,000	BNP	2,800,766	6/15/15	(552,035)
Euro	1,039,000	JPM	1,164,464	6/15/15	(224,783)
Euro	1,242,000	JPM	1,391,977	6/15/15	(272,154)
Euro	108,000	BOA	122,377	6/13/16	(23,482)
Euro	477,000	DUB	540,499	6/13/16	(104,214)
Indian Rupee	6,577,150	CITI	103,952	6/26/15	(240)
Indian Rupee	36,191,910	GSC	572,015	6/26/15	(370)
Indian Rupee	3,347,460	HSBC	52,907	6/26/15	174
Indian Rupee	9,233,785	SCB	145,941	6/26/15	(372)
Japanese Yen	848,132,123	BOA	7,090,813	3/3/15	(7,616)
Japanese Yen	30,887,877	CITI	258,238	3/3/15	(4,762)
Japanese Yen	224,631,440	CITI	1,879,227	4/16/15	(48,013)
Mexican Peso	9,564,000	BNP	638,122	5/5/15	139
Mexican Peso	2,132,000	BOA	142,249	5/5/15	(3,009)
Mexican Peso	3,887,000	CITI	259,346	5/5/15	(463)
Mexican Peso	1,309,167	DUB	87,349	5/5/15	349
Mexican Peso	1,288,962	GSC	86,001	5/5/15	(751)
Mexican Peso	3,582,000	JPM	238,995	5/5/15	1,137
Mexican Peso	5,466,000	SCB	364,698	5/5/15	(7,879)

					(1,636,229)

Contracts to Sell:
Australian Dollar	394,000	GSC	307,871	3/3/15	(1,498)
Australian Dollar	568,000	GSC	443,835	3/3/15	(849)
Brazilian Real	598,657	BOA	210,869	3/3/15	(2,872)
Brazilian Real	1,589,208	DUB	559,777	3/3/15	(5,660)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Brazilian Real	598,657	JPM	$210,869	3/3/15	$(334)
Brazilian Real	640,489	DUB	217,348	7/2/15	18,733
British Pound	412,000	BOA	635,916	4/7/15	(14,933)
Canadian Dollar	102,664	CITI	82,118	3/3/15	7,481
Danish Krone	306,000	HSBC	45,946	4/1/15	8,806
Euro	444,000	CITI	496,925	3/3/15	11,533
Euro	34,000	CITI	38,053	3/3/15	426
Euro	29,000	GSC	32,456	3/3/15	289
Euro	79,000	GSC	88,417	3/3/15	939
Euro	5,804,000	BOA	6,498,756	4/7/15	54,912
Euro	95,683	BOA	107,148	4/16/15	5,745
Euro	2,649,729	CSFB	2,967,215	4/16/15	164,606
Euro	2,050,000	JPM	2,295,627	4/16/15	125,970
Euro	651,000	BCLY	729,611	6/15/15	154,844
Euro	761,000	BCLY	852,894	6/15/15	160,303
Euro	499,000	BNP	559,257	6/15/15	117,482
Euro	1,140,000	BOA	1,277,660	6/15/15	272,318
Euro	832,000	CITI	932,468	6/15/15	204,876
Euro	2,031,000	JPM	2,276,252	6/15/15	427,036
Euro	700,000	BOA	785,246	8/7/15	150,911
Euro	100,000	DUB	112,178	8/7/15	21,615
Euro	1,220,000	BOA	1,382,409	6/13/16	289,699
Euro	378,000	BOA	428,320	6/13/16	88,085
Euro	1,140,000	BOA	1,291,759	6/13/16	264,535
Euro	984,000	DUB	1,114,992	6/13/16	232,301
Euro	700,000	BCLY	793,690	6/27/16	168,845
Euro	633,000	BOA	717,723	6/27/16	153,807
Indian Rupee	28,023,570	JPM	449,877	4/13/15	(9,947)
Japanese Yen	697,220,000	BOA	5,829,111	3/3/15	59,795
Japanese Yen	125,700,000	GSC	1,050,915	3/3/15	9,385
Japanese Yen	56,100,000	GSC	469,025	3/3/15	(488)
Japanese Yen	848,132,123	BOA	7,093,991	4/2/15	7,449
Japanese Yen	132,400,000	BCLY	1,107,635	4/16/15	28,387
Japanese Yen	260,360,000	JPM	2,178,127	4/16/15	53,122
Japanese Yen	10,148,120	BOA	85,036	8/7/15	14,964
Japanese Yen	61,181,100	HSBC	512,667	8/7/15	87,333
Mexican Peso	18,095,175	JPM	1,208,264	4/22/15	21,358
Mexican Peso	1,688,152	DUB	112,669	4/30/15	331
Mexican Peso	1,150,973	DUB	76,817	4/30/15	183
Mexican Peso	239,504	JPM	15,985	4/30/15	15
Mexican Peso	3,637,000	BCLY	242,665	5/5/15	1,649

					3,353,487

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$1,717,258

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

At February 28, 2015, Core Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	BRL-CDI-Compounded	11.250%	01/04/2021	CITI	BRL 100,000	$(837)	$(1,020)	$183
Pay	28-Day MXN TIIE Banxico	5.795%	12/10/2021	UBS	MXN 700,000	739	0	739
Pay	28-Day MXN TIIE Banxico	6.920%	11/28/2029	BOA	MXN 1,500,000	7,253	0	7,253
Receive	3-Month USD-LIBOR	0.000%	11/15/2027	BCLY	USD 595,000	(41,482)	0	(41,482)
Receive	3-Month USD-LIBOR	2.750%	02/17/2042	BCLY	USD 1,545,000	(87,036)	0	(87,036)
Pay	3-Month USD-LIBOR	2.805%	04/09/2026	BCLY	USD 2,970,000	110,291	0	110,291
Receive	3-Month USD-LIBOR	3.125%	04/09/2046	BCLY	USD 1,340,000	(147,380)	0	(147,380)
Pay	3-Month USD-LIBOR	3.145%	03/15/2026	BCLY	USD 2,620,000	180,242	0	180,242
Receive	3-Month USD-LIBOR	3.490%	03/15/2046	BCLY	USD 1,170,000	(219,489)	0	(219,489)

						$(197,699)	$(1,020)	$(196,679)

At February 28, 2015, Core Fixed Income Investments deposited cash collateral with brokers in the amount of $522,818 for open centrally cleared interest rate swap contracts. This amount is disclosed within “Deposits with counterparty” within the Statement of Assets and Liabilities for the respective Fund.

At February 28, 2015, Core Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation
Receive	6-Month GBP-LIBOR	1.500%	09/18/2016	CITI	GBP 100,000	$135
Receive	6-Month GBP-LIBOR	1.500%	09/16/2017	CITI	GBP 5,900,000	17,727
Receive	6-Month GBP-LIBOR	1.510%	10/07/2016	CITI	GBP 100,000	160
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017	CITI	GBP 1,300,000	(24,885)
Receive	28-Day MXN TIIE Banxico	3.345%	03/13/2015	CITI	MXN 56,000,000	(251)
Receive	28-Day MXN TIIE Banxico	3.420%	06/05/2015	CITI	MXN 28,000,000	(612)
Receive	28-Day MXN TIIE Banxico	3.605%	12/18/2015	CITI	MXN 26,000,000	4,318
Pay	28-Day MXN TIIE Banxico	3.925%	05/16/2016	CITI	MXN 17,400,000	11
Pay	28-Day MXN TIIE Banxico	4.035%	02/03/2017	CITI	MXN 17,600,000	619
Pay	28-Day MXN TIIE Banxico	5.375%	01/07/2022	CITI	MXN 5,000,000	(6,893)
Pay	28-Day MXN TIIE Banxico	5.430%	11/17/2021	CITI	MXN 62,200,000	(26,440)
Pay	28-Day MXN TIIE Banxico	5.610%	07/07/2021	CITI	MXN 5,700,000	(3,915)
Pay	28-Day MXN TIIE Banxico	5.700%	01/18/2019	CITI	MXN 5,000,000	778
Pay	28-Day MXN TIIE Banxico	5.840%	09/14/2021	CITI	MXN 47,600,000	(43,166)
Pay	28-Day MXN TIIE Banxico	5.920%	12/08/2021	CITI	MXN 1,000,000	1,741
Pay	28-Day MXN TIIE Banxico	6.320%	11/12/2019	CITI	MXN 6,000,000	1,439
Pay	28-Day MXN TIIE Banxico	6.710%	09/20/2029	CITI	MXN 1,000,000	(2,366)
Pay	28-Day MXN TIIE Banxico	6.915%	09/10/2029	CITI	MXN 15,000,000	29,650
Receive	3-Month USD-LIBOR	0.665%	04/17/2016	CITI	USD 40,300,000	(49,352)
Receive	3-Month USD-LIBOR	0.750%	06/17/2016	CITI	USD 6,500,000	2,873
Receive	3-Month USD-LIBOR	1.250%	06/17/2017	CITI	USD 17,000,000	33,160
Pay	3-Month USD-LIBOR	1.650%	10/16/2019	CITI	USD 2,000,000	830
Receive	3-Month USD-LIBOR	2.800%	12/18/2043	CITI	USD 2,800,000	152,116
Receive	3-Month USD-LIBOR	3.000%	06/19/2043	CITI	USD 7,400,000	404,810
Receive	3-Month USD-LIBOR	3.676%	11/15/2043	BCLY	USD 910,000	(236,100)

						$256,387

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

At February 28, 2015, Core Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/28/15 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond, BBB-	1.000%	09/20/2016	JPM	1.414%	USD 5,800,000	$(26,030)	$(81,072)	$55,042
China Government International Bond, AA-	1.000%	09/20/2019	BNP	0.748%	USD 1,800,000	23,459	16,004	7,455
China Government International Bond, AA-	1.000%	12/20/2019	HSBC	0.790%	USD 600,000	7,029	3,969	3,060
Hellenic Republic Government Bond, B-	1.000%	12/20/2015	GSC	33.200%	USD 200,000	(41,002)	(9,171)	(31,831)
Italy Government International, BBB	1.000%	09/20/2016	BNP	0.440%	USD 300,000	3,204	3,210	(6)
MetLife Inc., A-	1.000%	06/20/2017	DUB	0.314%	USD 900,000	16,038	19,333	(3,295)
Mexican Government International Bond, BBB+	1.000%	09/20/2016	JPM	0.425%	USD 5,800,000	63,866	23,195	40,671
Petrobras International Finance Co. SA, BBB-	1.000%	12/20/2015	BNP	7.138%	USD 100,000	(4,616)	(2,390)	(2,226)
Petrobras International Finance Co. SA, BBB-	1.000%	12/20/2019	BCLY	6.063%	USD 500,000	(97,389)	(55,605)	(41,784)
Russian Foreign Bond — Eurobond, BB+	1.000%	09/20/2019	BCLY	4.710%	USD 800,000	(115,986)	(47,017)	(68,969)
Russian Foreign Bond — Eurobond, BB+	1.000%	12/20/2019	HSBC	4.726%	USD 1,100,000	(167,288)	(101,157)	(66,131)

						$(338,715)	$(230,701)	$(108,014)

Centrally Cleared—Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at 2/28/15 (2)	Notional Amount (3)	Unrealized (Depreciation)
Markit iTraxx Europe Indices Series 22,	(1.000%	)	12/20/2019	CITI	0.000%	EUR 300,000	$(1,361)
Markit iTraxx Europe Indices Series 22,	(1.000%	)	12/20/2019	MSC	0.000%	EUR 100,000	(454)

							$(1,815)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

At February 28, 2015, Core Fixed Income Investments held the following written options contracts:

Notional Amount/ Number of Contracts	Security Name	Counterparty	Expiration Date	Strike Price	Value
Germany
2	Euro-Bund April Futures, Put	CSFB	3/27/15	$156.50	$963
6	Euro-Bund April Futures, Put	BOA	3/27/15	156.50	2,887
4	Euro-Bund April Futures, Put	CSFB	3/27/15	157.00	2,731

	Total Germany				6,581

United States
20	1-Year Eurodollars Mid Curve Options June, Put	JHYT	6/12/15	98.75	7,625
52	Option on 3-Month Eurodollar December Futures, Call	BOA	12/14/15	99.25	21,774
400,000	OTC U.S. Dollar versus Brazilian Real, Call	JPM	3/18/15	2.73	20,820
200,000	OTC U.S. Dollar versus Brazilian Real, Call	HSBC	3/25/15	2.75	9,723
1,200,000	OTC U.S. Dollar versus Indian Rupee, Call	JPM	5/12/15	65.90	2,292
700,000	OTC U.S. Dollar versus Japanese Yen, Put	BCLY	3/12/15	112.00	10
100,000	OTC U.S. Dollar versus Japanese Yen, Put	CITI	3/13/15	112.88	3
200,000	OTC U.S. Dollar versus Japanese Yen, Put	DUB	3/25/15	112.85	31
1,500,000	OTC U.S. Dollar versus Japanese Yen, Put	BNP	4/15/15	115.50	3,945
100,000	OTC U.S. Dollar versus Japanese Yen, Put	UBS	5/12/15	110.00	67
100,000	OTC U.S. Dollar versus Japanese Yen, Put	CITI	5/15/15	112.00	146
100,000	OTC U.S. Dollar versus Japanese Yen, Put	JPM	5/15/15	112.00	146
200,000	OTC U.S. Dollar versus Japanese Yen, Put	DUB	5/22/15	112.50	405
800,000	OTC U.S. Dollar versus Japanese Yen, Put	BOA	5/22/15	113.00	1,912
100,000	OTC U.S. Dollar versus Japanese Yen, Put	UBS	7/3/15	100.00	21
200,000	OTC U.S. Dollar versus Japanese Yen, Put	CITI	9/30/15	99.00	160
400,000	OTC U.S. Dollar versus Japanese Yen, Put	JPM	11/10/15	109.00	2,480
100,000	OTC U.S. Dollar versus Japanese Yen, Put	BOA	2/18/19	80.00	1,041
400,000	Swaption, 6-Month USD-LIBOR, USD, Put	BOA	3/2/15	3.25	0
1,800,000	Swaption, 6-Month USD-LIBOR, USD, Call	GSC	7/20/15	0.85	1,036
1,800,000	Swaption, 6-Month USD-LIBOR, USD, Call	GSC	7/20/15	1.00	2,166
5,600,000	Swaption, 6-Month USD-LIBOR, USD, Put	RBS	9/21/15	2.50	20,997
900,000	Swaption, 6-Month USD-LIBOR, USD, Put	GSC	1/16/18	2.80	7,769
5,470,000	Swaption, 6-Month USD-LIBOR, USD, Put	BCLY	1/14/19	5.00	33,860
21	U.S. Treasury 10-Year Note April Futures, Put	BOA	3/27/15	124.50	1,641
19	U.S. Treasury 10-Year Note April Futures, Put	BOA	3/27/15	125.50	3,266
19	U.S. Treasury 10-Year Note April Futures, Call	BOA	3/27/15	129.50	2,375
21	U.S. Treasury 10-Year Note April Futures, Call	BOA	3/27/15	130.00	3,938
18	U.S. Treasury 10-Year Note April Futures, Call	BOA	3/27/15	130.50	2,250
24	U.S. Treasury 10-Year Note April Futures, Call	BOA	3/27/15	131.00	1,875
8	U.S. Treasury 10-Year Note June Futures, Call	BOA	5/22/15	130.00	5,250
17	U.S. Treasury 10-Year Note May Futures, Put	BOA	4/24/15	124.50	3,453
42	U.S. Treasury 10-Year Note May Futures, Call	BOA	4/24/15	130.50	13,781

	Total United States				176,258

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $441,062)				$182,839

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2014	44,570,000	$500,810
Options written	65,100,000	907,952
Options closed	(12,100,000)	(403,890)
Options expired	(75,200,000)	(563,810)

Options contracts written, outstanding at February 28, 2015	22,370,000	$441,062

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

At February 28, 2015, Core Fixed Income Investments held the following forward sale commitments:

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA)
$400,000	4.000% due 3/1/45(a)	$427,692

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $426,563)	$427,692

(a)	This security is traded on a TBA basis (see Note 1).

At February 28, 2015, Core Fixed Income Investments held the following Reverse Repurchase Agreements:

Face Amount	87Security	Value
	SG Americas Securities LLC
$1,526,000	0.050% due 3/6/15	$1,526,000
1,543,125	0.100% due 3/12/15	1,543,125

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $3,069,125)	$3,069,125

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar

Counterparty Abbreviations used in this schedule:
BCLY	— Barclays Bank PLC
BNP	— BNP Paribas SA
BOA	— Bank of America
CITI	— Citigroup Global Markets Inc.
CSFB	— Credit Suisse Securities (USA) LLC
DUB	— Deutsche Bank AG
GSC	— Goldman Sachs & Co.
HSBC	— HSBC Bank USA
JHYT	— Jefferies High Yield Trading LLC
JPM	— JPMorgan Chase & Co.
MSC	— Morgan Stanley & Co., Inc.
RBS	— Royal Bank of Scotland PLC
SCB	— Standard Chartered Bank
UBS	— UBS Securities LLC

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES — 91.9%
Aerospace & Defense — 1.3%
$480,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	$420,000
460,000	B+	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	494,500
591,000	B+	Erickson Inc., Secured Notes, 8.250% due 5/1/20(b)	484,620
200,000	B	GenCorp Inc., Secured Notes, 7.125% due 3/15/21	212,500
440,000	BB+	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 5.000% due 12/15/21(a)	462,550
180,000	B	LMI Aerospace Inc., Secured Notes, 7.375% due 7/15/19(a)	181,350
130,000	BB-	Orbital ATK Inc., Company Guaranteed Notes, 5.250% due 10/1/21(a)	133,250
710,000	CCC+	TransDigm Inc., Company Guaranteed Notes, 7.500% due 7/15/21	760,588
		Triumph Group Inc., Company Guaranteed Notes:
30,000	BB-	4.875% due 4/1/21	29,400
130,000	BB-	5.250% due 6/1/22	128,700

		Total Aerospace & Defense	3,307,458

Airlines — 1.4%
600,000	B	Air Canada, Company Guaranteed Notes, 7.750% due 4/15/21(a)	642,000
292,367	BB+	American Airlines 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.625% due 1/15/21(a)	305,524
40,000	BB-	American Airlines 2013-1 Class C Pass Through Trust, Pass Thru Certificates, 6.125% due 7/15/18(a)	42,700
450,202	BB+	American Airlines 2013-2 Class B Pass Through Trust, Equipment Trust, 5.600% due 7/15/20(a)	471,587
430,000	B	American Airlines Group Inc., Company Guaranteed Notes, 5.500% due 10/1/19(a)	451,500
126,310	B+	Continental Airlines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 6.903% due 4/19/22	135,152
27,179	BBB-	Continental Airlines 2012-2 Class B Pass Through Trust, Pass Thru Certificates, 5.500% due 10/29/20	28,878
53,007	BBB-	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	61,594
43,811	A-	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	49,397
30,000	BBB+	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16(a)	31,125
181,588	BB+	United Airlines 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.375% due 8/15/21	188,851
420,000	BB+	United Airlines 2014-1 Class B Pass Through Trust, Pass Thru Certificates, 4.750% due 4/11/22	422,625
270,000	BB+	United Airlines 2014-2 Class B Pass Through Trust, Pass Thru Certificates, 4.625% due 9/3/22	271,350
212,221	BB+	US Airways 2012-2 Class B Pass Through Trust, Pass Thru Certificates, 6.750% due 6/3/21	229,729
187,939	BB+	US Airways 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.375% due 11/15/21	195,457

		Total Airlines	3,527,469

Auto Components — 0.9%
200,000	B	FCA US LLC/CG Co.-Issuer Inc., Secured Notes, 8.250% due 6/15/21	224,250
560,000	BBB-	General Motors Co., Senior Unsecured Notes, 5.200% due 4/1/45	622,460
340,000	CCC+	Jaguar Holding Co. I, Senior Unsecured Notes, 9.375% (9.375 cash% or 7.625% PIK) due 10/15/17(a)(c)	348,883
940,000	B	Schaeffler Holding Finance BV, Senior Secured Notes, 6.875% (6.875% cash or 7.625% PIK) due 8/15/18(a)(c)	989,350

		Total Auto Components	2,184,943

Banks — 2.4%
440,000	BB	Bank of America Corp., Junior Subordinated Notes, 5.200%(d)(e)	425,700
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	229,250
200,000	B	Barclays PLC, Junior Subordinated Notes, 8.250%(d)(e)	213,843

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Banks — 2.4% — (continued)
		CIT Group Inc., Senior Unsecured Notes:
$230,000	BB-	5.375% due 5/15/20	$247,825
30,000	BB-	5.000% due 8/15/22	31,969
1,250,000	BB-	5.000% due 8/1/23	1,321,875
210,000	BB+	Credit Agricole SA, Junior Subordinated Notes, 8.375%(a)(d)(e)	250,425
310,000	Baa3(f)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(d)(e)	319,145
170,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(e)	175,100
625,000	B+	Popular Inc., Senior Unsecured Notes, 7.000% due 7/1/19	631,250
785,000	B	Provident Funding Associates LP/PFG Finance Corp., Company Guaranteed Notes, 6.750% due 6/15/21(a)	756,661
620,000	BB	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.000% due 12/19/23	695,153
460,000	BB-	Synovus Financial Corp., Senior Unsecured Notes, 7.875% due 2/15/19	516,925

		Total Banks	5,815,121

Beverages — 0.7%
170,000	CCC+	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	160,438
270,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	268,650
		Constellation Brands Inc., Company Guaranteed Notes:
190,000	BB+	6.000% due 5/1/22	218,500
270,000	BB+	4.250% due 5/1/23	280,800
290,000	B-	Cott Beverages Inc., Company Guaranteed Notes, 6.750% due 1/1/20(a)	290,725
370,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	433,825

		Total Beverages	1,652,938

Building Products — 0.6%
915,000	BB-	Griffon Corp., Company Guaranteed Notes, 5.250% due 3/1/22	904,706
240,000	B	Hardwoods Acquisition Inc., Secured Notes, 7.500% due 8/1/21(a)	231,600
450,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Company Guaranteed Notes, 6.750% due 12/15/21(a)	438,750

		Total Building Products	1,575,056

Capital Markets — 0.2%
505,000	B+	E*TRADE Financial Corp., Senior Unsecured Notes, 5.375% due 11/15/22	534,038

Chemicals — 1.3%
500,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23	510,625
170,000	CCC+	Eco Services Operations LLC/Eco Finance Corp., Senior Unsecured Notes, 8.500% due 11/1/22(a)	172,975
90,000	B+	Hercules Inc., Units, 6.500% due 6/30/29	82,519
400,000	CCC+	Hexion US Finance Corp., Senior Secured Notes, 6.625% due 4/15/20	384,000
200,000	CCC	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 8.875% due 2/1/18	169,000
645,000	B-	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Secured Notes, 6.500% due 4/15/21(a)	641,775
1,310,000	B	TPC Group Inc., Senior Secured Notes, 8.750% due 12/15/20(a)	1,208,475

		Total Chemicals	3,169,369

Commercial Services & Supplies — 4.1%
770,000	B	Ahern Rentals Inc., Secured Notes, 9.500% due 6/15/18(a)	802,725
		Ashtead Capital Inc., Secured Notes:
460,000	BB-	6.500% due 7/15/22(a)	502,550
380,000	BB-	5.625% due 10/1/24(a)	400,900
		Cenveo Corp.:
1,600,000	CCC	Company Guaranteed Notes, 11.500% due 5/15/17	1,632,000
470,000	B	Senior Secured Notes, 6.000% due 8/1/19(a)	445,325

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Commercial Services & Supplies — 4.1% — (continued)
$210,000	B-	Garda World Security Corp., Company Guaranteed Notes, 7.250% due 11/15/21(a)	$206,325
744,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22	768,180
100,000	BB+	JM Huber Corp., Senior Unsecured Notes, 9.875% due 11/1/19(a)	109,500
320,000	B-	Modular Space Corp., Secured Notes, 10.250% due 1/31/19(a)	241,600
880,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	867,900
110,000	B-	NES Rentals Holdings Inc., Secured Notes, 7.875% due 5/1/18(a)	111,925
315,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	337,838
265,000	B+	Safway Group Holding LLC/Safway Finance Corp., Secured Notes, 7.000% due 5/15/18(a) .	268,975
110,000	B-	StoneMor Partners LP/Cornerstone Family Services of WV, Company Guaranteed Notes, 7.875% due 6/1/21	115,775
		United Rentals North America Inc., Company Guaranteed Notes:
200,000	BB-	7.375% due 5/15/20	218,000
1,345,000	BB-	7.625% due 4/15/22	1,500,764
820,000	BB-	5.750% due 11/15/24	869,200
850,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	828,750

		Total Commercial Services & Supplies	10,228,232

Communications Equipment — 0.2%
		CommScope Inc., Company Guaranteed Notes:
235,000	BB-	5.000% due 6/15/21(a)	239,113
235,000	BB-	5.500% due 6/15/24(a)	239,112
70,000	NR	Project Homestake Merger Corp., Company Guaranteed Notes, 8.875% due 3/1/23	70,000

		Total Communications Equipment	548,225

Construction Materials — 0.6%
700,000	B-	Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Unsecured Notes, 8.875% (8.875% cash or 9.625% PIK) due 4/15/19(a)(c)	658,000
400,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	392,000
430,000	B+	US Concrete Inc., Senior Secured Notes, 8.500% due 12/1/18	457,950

		Total Construction Materials	1,507,950

Consumer Finance — 1.0%
		Ally Financial Inc., Company Guaranteed Notes:
294,000	BB+	8.000% due 3/15/20	352,800
224,000	BB+	7.500% due 9/15/20	267,120
335,000	BB+	8.000% due 11/1/31	433,406
240,000	BB+	Dufry Finance SCA, Company Guaranteed Notes, 5.500% due 10/15/20(a)	251,145
170,000	BB	First Cash Financial Services Inc., Company Guaranteed Notes, 6.750% due 4/1/21	177,012
		Navient Corp., Senior Unsecured Notes:
120,000	BB	8.450% due 6/15/18	137,400
860,000	BB	5.875% due 10/25/24	837,425

		Total Consumer Finance	2,456,308

Containers & Packaging — 1.7%
271,398	CCC+	Ardagh Finance Holdings SA, Senior Unsecured Notes, 8.625% (0.000% cash or 8.625% PIK) due 6/15/19(a)(b)(c)	283,611
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
700,000	CCC+	Company Guaranteed Notes, 6.750% due 1/31/21(a)	708,750
350,000	B+	Senior Secured Notes, 3.241% due 12/15/19(a)(d)	345,187
215,294	Caa1(f)	Senior Unsecured Notes, 7.000% due 11/15/20(a)	214,756
730,000	CCC+	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, Company Guaranteed Notes, 6.000% due 6/15/17(a)	739,125
340,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 9.125% due 8/15/21(a)	355,300
430,000	B-	Coveris Holdings SA, Company Guaranteed Notes, 7.875% due 11/1/19(a)	438,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Containers & Packaging — 1.7% — (continued)
		Graphic Packaging International Inc., Company Guaranteed Notes:
$110,000	BB+	4.750% due 4/15/21	$114,950
110,000	BB+	4.875% due 11/15/22	114,675
		Pactiv LLC, Senior Unsecured Notes:
50,000	CCC+	7.950% due 12/15/25	51,000
560,000	CCC+	8.375% due 4/15/27	582,400
210,000	B+	Plastipak Holdings Inc., Senior Unsecured Notes, 6.500% due 10/1/21(a)	214,725

		Total Containers & Packaging	4,163,079

Diversified Consumer Services — 0.1%
130,000	BB	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	152,100

Diversified Financial Services — 2.4%
280,000	BB+	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Company Guaranteed Notes, 4.500% due 5/15/21(a)	296,800
420,000	BB-	Ausdrill Finance Pty Ltd., Company Guaranteed Notes, 6.875% due 11/1/19(a)	317,100
400,000	Caa1(f)	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)	302,000
610,000	BBB	Denali Borrower LLC/Denali Finance Corp., Senior Secured Notes, 5.625% due 10/15/20(a)	651,175
410,000	B	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)	350,796
170,000	BB+	IHS Inc., Company Guaranteed Notes, 5.000% due 11/1/22(a)	173,613
500,000	B+	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.370% due 12/21/65(a)(d)	475,000
		International Lease Finance Corp., Senior Unsecured Notes:
520,000	BB+	8.250% due 12/15/20	647,400
755,000	BB+	8.625% due 1/15/22	980,556
660,000	CCC+	Jack Cooper Holdings Corp., Senior Secured Notes, 9.250% due 6/1/20(a)	683,100
740,000	B	KCA Deutag UK Finance PLC, Senior Secured Notes, 7.250% due 5/15/21(a)	558,700
160,000	B	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	169,200
260,000	B	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	210,600

		Total Diversified Financial Services	5,816,040

Diversified Telecommunication Services — 4.8%
		CenturyLink Inc., Senior Unsecured Notes:
120,000	BB	6.450% due 6/15/21	132,300
230,000	BB	5.800% due 3/15/22	245,525
150,000	BB	6.750% due 12/1/23	169,969
741,000	CCC+	Cincinnati Bell Inc., Company Guaranteed Notes, 8.750% due 3/15/18	758,784
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	33,512
550,000	B-	Cogent Communications Finance Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	544,500
635,000	B	Gates Global LLC/Gates Global Co., Company Guaranteed Notes, 6.000% due 7/15/22(a)	612,775
420,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 4.875% due 5/15/22(a)	428,484
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
60,000	B+	7.250% due 10/15/20	62,550
150,000	B+	7.500% due 4/1/21	157,687
755,000	B-	6.625% due 12/15/22	741,788
650,000	B+	5.500% due 8/1/23	617,500
595,000	B-	Intelsat Luxembourg SA, Company Guaranteed Notes, 7.750% due 6/1/21	553,350
		Level 3 Financing Inc., Company Guaranteed Notes:
210,000	B	7.000% due 6/1/20	226,844
930,000	B	8.625% due 7/15/20	1,018,350
130,000	B	6.125% due 1/15/21	138,288
725,000	B	5.375% due 8/15/22	753,775
30,000	B	5.625% due 2/1/23(a)	31,050
340,000	BB	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	374,000
430,000	BB	VimpelCom Holdings BV, Company Guaranteed Notes, 5.950% due 2/13/23(a)	350,088

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services — 4.8% — (continued)
		Virgin Media Finance PLC, Company Guaranteed Notes:
$885,000	B	6.375% due 4/15/23(a)	$960,225
470,000	B	6.000% due 10/15/24(a)	507,013
260,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 1/15/25(a)	275,600
		Windstream Corp., Company Guaranteed Notes:
210,000	B	7.750% due 10/15/20	218,337
540,000	B	7.750% due 10/1/21	548,100
650,000	B	7.500% due 6/1/22	642,687
650,000	B	7.500% due 4/1/23	641,875

		Total Diversified Telecommunication Services	11,744,956

Electric Utilities — 1.4%
20,000	B	Atlantic Power Corp., Company Guaranteed Notes, 9.000% due 11/15/18	20,900
		Calpine Corp.:
380,000	BB	Senior Secured Notes, 5.875% due 1/15/24(a)	414,200
		Senior Unsecured Notes:
590,000	B	5.375% due 1/15/23	601,800
240,000	B	5.750% due 1/15/25	245,700
4,332	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	4,375
430,000	CCC+	Illinois Power Generating Co., Senior Unsecured Notes, 7.000% due 4/15/18	399,900
34,358	NR	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16	34,702
477,404	B	Mirant Mid Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	525,145
		NRG REMA LLC, Pass Thru Certificates:
70,770	B+	9.237% due 7/2/17	75,193
1,110,000	B+	9.681% due 7/2/26	1,204,350

		Total Electric Utilities	3,526,265

Electronic Equipment, Instruments & Components — 0.7%
95,000	B+	International Wire Group Holdings Inc., Secured Notes, 8.500% due 10/15/17(a)	99,750
20,000	B-	Kemet Corp., Senior Secured Notes, 10.500% due 5/1/18	20,600
250,000	B	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)	270,625
245,000	B+	Viasystems Inc., Senior Secured Notes, 7.875% due 5/1/19(a)	259,700
1,050,000	BB-	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	1,069,687

		Total Electronic Equipment, Instruments & Components	1,720,362

Energy Equipment & Services — 1.5%
130,000	B+	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Company Guaranteed Notes, 6.625% due 10/1/20	132,600
		CGG SA, Company Guaranteed Notes:
520,000	B	6.500% due 6/1/21	427,700
200,000	B	6.875% due 1/15/22	163,500
700,000	B3(f)	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	753,816
500,000	B	Foresight Energy LLC/Foresight Energy Finance Corp., Company Guaranteed Notes, 7.875% due 8/15/21(a)	502,500
410,000	B	GenOn Energy Inc., Senior Unsecured Notes, 9.500% due 10/15/18	423,838
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
326,000	BB+	6.375% due 8/1/22	346,375
140,000	BB+	5.250% due 5/1/23	143,500
260,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 5.875% due 2/1/23(a)	271,050
520,000	BBB	Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes, 5.875% due 4/15/21	544,985

		Total Energy Equipment & Services	3,709,864

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Food Products — 1.5%
$484,000	CCC+	Big Heart Pet Brands, Company Guaranteed Notes, 7.625% due 2/15/19	$494,527
585,000	CCC+	Diamond Foods Inc., Company Guaranteed Notes, 7.000% due 3/15/19(a)	599,625
350,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 5/1/19(a)	356,125
230,000	CCC+	Hearthside Group Holdings LLC/Hearthside Finance Co., Company Guaranteed Notes, 6.500% due 5/1/22(a)	231,725
		HJ Heinz Co., Secured Notes:
300,000	BB	4.250% due 10/15/20	305,190
150,000	BB	4.875% due 2/15/25(a)	151,125
480,000	CCC+	Simmons Foods Inc., Secured Notes, 7.875% due 10/1/21(a)	481,200
450,000	BB-	Smithfield Foods Inc., Senior Unsecured Notes, 5.875% due 8/1/21(a)	475,313
224,000	B+	Wells Enterprises Inc., Senior Secured Notes, 6.750% due 2/1/20(a)	229,040
320,000	BB-	WhiteWave Foods Co. (The), Company Guaranteed Notes, 5.375% due 10/1/22	344,400

		Total Food Products	3,668,270

Gas Utilities — 0.1%
310,000	NR	New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes, 11.750% due 5/15/19	244,900

Health Care Equipment & Supplies — 0.9%
430,000	CCC+	Alere Inc., Company Guaranteed Notes, 6.500% (8.250% cash or 9.000% PIK) due 6/15/20	447,200
200,000	B-	ConvaTec Finance International SA, Senior Unsecured Notes, 8.250% due 1/15/19(a)(c)	202,665
		DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes:
80,000	CCC	9.750% due 10/15/17	82,400
520,000	CCC+	9.875% due 4/15/18	540,800
395,000	CCC+	Kinetic Concepts Inc./KCI USA Inc., Company Guaranteed Notes, 12.500% due 11/1/19	438,450
540,000	B	Universal Hospital Services Inc., Secured Notes, 7.625% due 8/15/20	463,050

		Total Health Care Equipment & Supplies	2,174,565

Health Care Providers & Services — 4.1%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
97,000	B-	12.875% due 11/1/18	109,852
390,000	B-	6.125% due 3/15/21	407,550
380,000	B-	5.125% due 7/1/22	383,800
610,000	B-	Amsurg Corp., Company Guaranteed Notes, 5.625% due 7/15/22	649,650
1,315,000	B-	CHS/Community Health Systems Inc., Company Guaranteed Notes, 6.875% due 2/1/22	1,412,803
460,000	B-	ExamWorks Group Inc., Company Guaranteed Notes, 9.000% due 7/15/19	489,900
		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes:
480,000	BB+	5.875% due 1/31/22(a)	541,200
300,000	BB+	4.750% due 10/15/24(a)	320,250
		HCA Inc.:
		Company Guaranteed Notes:
690,000	B+	7.500% due 2/15/22	815,925
170,000	B+	5.375% due 2/1/25	181,050
60,000	B+	7.690% due 6/15/25	69,300
1,030,000	BBB-	Senior Secured Notes, 5.000% due 3/15/24	1,114,975
620,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	647,125
200,000	B-	Kindred Healthcare Inc., Company Guaranteed Notes, 8.750% due 1/15/23(a)	219,000
690,000	B	MedImpact Holdings Inc., Senior Secured Notes, 10.500% due 2/1/18(a)	729,589
585,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	590,850
		Tenet Healthcare Corp., Senior Unsecured Notes:
160,000	CCC+	8.000% due 8/1/20	170,000
960,000	CCC+	8.125% due 4/1/22	1,089,600
295,000	CCC+	6.875% due 11/15/31	283,200

		Total Health Care Providers & Services	10,225,619

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Hotels, Restaurants & Leisure — 6.0%
$670,000	B-	AMC Entertainment Inc., Company Guaranteed Notes, 9.750% due 12/1/20	$740,350
410,000	B-	BC ULC/New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(a)	428,450
		Bossier Casino Venture Holdco Inc., Senior Secured Notes:
57,754	NR	11.000% due 2/9/18(g)	59,227
194,268	NR	14.000% (0.000% cash or 14.000% PIK) due 2/9/18^(a)(c)(g)	170,451
620,000	CCC+	Boyd Gaming Corp., Company Guaranteed Notes, 9.000% due 7/1/20	673,475
		Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.:
110,000	CCC-	Secured Notes, 11.000% due 10/1/21(a)	97,900
1,000,000	CCC+	Senior Secured Notes, 8.000% due 10/1/20(a)	1,012,500
230,000	B-	Carrols Restaurant Group Inc., Secured Notes, 11.250% due 5/15/18	247,250
150,000	CCC+	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22	146,250
545,000	CCC+	Golden Nugget Escrow Inc., Senior Unsecured Notes, 8.500% due 12/1/21(a)	571,569
220,000	B-	Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes, 8.875% due 3/15/19(a)	235,950
1,310,000	B+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21	1,396,787
250,000	CCC+	Isle of Capri Casinos Inc., Company Guaranteed Notes, 8.875% due 6/15/20	268,750
470,000	CCC+	Landry’s Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18(a)	492,912
565,000	CCC+	Landry’s Inc., Senior Unsecured Notes, 9.375% due 5/1/20(a)	612,319
400,000	B+	Marina District Finance Co., Inc., Senior Secured Notes, 9.875% due 8/15/18	423,500
830,000	BB-	MCE Finance Ltd., Company Guaranteed Notes, 5.000% due 2/15/21(a)	805,100
		MGM Resorts International, Company Guaranteed Notes:
1,125,000	B+	6.625% due 12/15/21	1,226,250
700,000	B+	7.750% due 3/15/22	801,500
425,000	B	MTR Gaming Group Inc., Secured Notes, 11.500% due 8/1/19	463,250
		NCL Corp., Ltd.:
50,000	BB-	Company Guaranteed Notes, 5.000% due 2/15/18	51,375
750,000	BB-	Senior Unsecured Notes, 5.250% due 11/15/19(a)	774,375
450,000	NR	New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes, 10.625% (0.000% cash or 10.625% PIK) due 5/1/19(a)(c)	454,500
835,000	CCC	PF Chang’s China Bistro Inc., Company Guaranteed Notes, 10.250% due 6/30/20(a)	847,525
310,000	B	Pinnacle Entertainment Inc., Company Guaranteed Notes, 7.750% due 4/1/22	335,575
		Scientific Games International Inc.:
420,000	B	Company Guaranteed Notes, 10.000% due 12/1/22(a)	413,700
710,000	BB-	Senior Secured Notes, 7.000% due 1/1/22(a)	734,850
280,000	BB+	Speedway Motorsports Inc., Senior Unsecured Notes, 5.125% due 2/1/23(a)	289,100

		Total Hotels, Restaurants & Leisure	14,774,740

Household Durables — 1.8%
		K Hovnanian Enterprises Inc.:
290,000	CCC	Company Guaranteed Notes, 8.000% due 11/1/19(a)	276,950
545,000	B-	Senior Secured Notes, 7.250% due 10/15/20(a)	570,887
610,000	CCC+	Serta Simmons Holdings LLC, Senior Unsecured Notes, 8.125% due 10/1/20(a)	652,700
700,000	B	Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes, 8.625% due 5/15/19	740,250
		Standard Pacific Corp., Company Guaranteed Notes:
350,000	B+	6.250% due 12/15/21	369,250
50,000	B+	5.875% due 11/15/24	51,250
905,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	891,425
		Toll Brothers Finance Corp., Company Guaranteed Notes:
60,000	BB+	4.000% due 12/31/18	61,800
60,000	BB+	6.750% due 11/1/19	68,700
		William Lyon Homes Inc., Company Guaranteed Notes:
535,000	B-	8.500% due 11/15/20	580,475
250,000	B-	7.000% due 8/15/22	254,375

		Total Household Durables	4,518,062

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Household Products — 1.8%
$80,000	B-	American Achievement Corp., Secured Notes, 10.875% due 4/15/16(a)	$79,600
400,000	B-	Century Intermediate Holding Co. 2, Senior Unsecured Notes, 9.750% (0.000% cash or 9.750% PIK) due 2/15/19(a)(c)	427,500
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
		Company Guaranteed Notes:
640,000	CCC+	9.000% due 4/15/19	673,600
375,000	CCC+	9.875% due 8/15/19	403,594
1,600,000	B+	Senior Secured Notes, 5.750% due 10/15/20	1,666,000
		Spectrum Brands Inc., Company Guaranteed Notes:
780,000	B	6.625% due 11/15/22	858,000
220,000	B	6.125% due 12/15/24(a)	237,600

		Total Household Products	4,345,894

Independent Power and Renewable Electricity Producers — 1.1%
		AES Corp., Senior Unsecured Notes:
400,000	BB-	4.875% due 5/15/23	394,000
150,000	BB-	5.500% due 3/15/24	153,000
		NRG Energy Inc., Company Guaranteed Notes:
155,000	BB-	7.875% due 5/15/21	169,260
1,100,000	BB-	6.250% due 7/15/22	1,152,250
450,000	BB-	6.250% due 5/1/24	461,250
470,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	517,000

		Total Independent Power and Renewable Electricity Producers	2,846,760

Industrial Conglomerates — 1.3%
370,000	B	American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes, 5.625% due 4/15/21(a)	378,325
		HD Supply Inc.:
1,285,000	CCC+	Company Guaranteed Notes, 7.500% due 7/15/20	1,381,375
550,000	B+	Senior Secured Notes, 5.250% due 12/15/21(a)	572,688
260,000	BB-	LKQ Corp., Company Guaranteed Notes, 4.750% due 5/15/23	257,400
605,000	B-	SunGard Data Systems Inc., Company Guaranteed Notes, 6.625% due 11/1/19	632,225

		Total Industrial Conglomerates	3,222,013

Insurance — 0.5%
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	528,750
160,000	BB-	Genworth Holdings Inc., Company Guaranteed Notes, 7.700% due 6/15/20	169,946
525,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.875% due 10/1/21(a)	540,750

		Total Insurance	1,239,446

Internet Software & Services — 1.8%
70,000	CCC+	Ancestry.com Inc., Company Guaranteed Notes, 11.000% due 12/15/20	77,525
267,000	BB-	Bankrate Inc., Company Guaranteed Notes, 6.125% due 8/15/18(a)	269,002
700,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	707,000
600,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22 .	639,000
		EarthLink Holdings Corp.:
655,000	CCC+	Company Guaranteed Notes, 8.875% due 5/15/19(b)	676,287
555,000	B+	Senior Secured Notes, 7.375% due 6/1/20	570,263
		Equinix Inc., Senior Unsecured Notes:
680,000	BB	5.375% due 1/1/22	712,300
120,000	BB	5.375% due 4/1/23	126,075
250,000	BB	5.750% due 1/1/25	263,750
333,000	B	Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes, 8.125% due 1/1/20	354,229

		Total Internet Software & Services	4,395,431

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Leisure Products — 0.1%
$160,000	CCC+	24 Hour Holdings III LLC, Company Guaranteed Notes, 8.000% due 6/1/22(a)	$138,000
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	210,000

		Total Leisure Products	348,000

Machinery — 1.3%
930,000	CCC+	DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20(a)	978,825
139,000	B	Mcron Finance Sub LLC/Mcron Finance Corp., Senior Secured Notes, 8.375% due 5/15/19(a)	149,773
425,000	B-	Milacron LLC/Mcron Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/21(a)	446,250
650,000	CCC-	Navistar International Corp., Company Guaranteed Notes, 8.250% due 11/1/21(b)	655,687
325,000	BB	Terex Corp., Company Guaranteed Notes, 6.000% due 5/15/21	335,156
520,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18	541,775

		Total Machinery	3,107,466

Media — 9.3%
540,000	BB-	Altice Financing SA, Senior Secured Notes, 6.625% due 2/15/23(a)	564,975
440,000	B-	Altice Finco SA, Company Guaranteed Notes, 7.625% due 2/15/25(a)	458,924
		Altice SA, Company Guaranteed Notes:
310,000	B	7.750% due 5/15/22(a)	320,850
380,000	B	7.625% due 2/15/25(a)	394,250
60,000	BB	Carmike Cinemas Inc., Secured Notes, 7.375% due 5/15/19	63,900
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
120,000	BB-	8.125% due 4/30/20	126,150
500,000	BB-	6.625% due 1/31/22	538,125
800,000	BB-	CCOH Safari LLC, Company Guaranteed Notes, 5.500% due 12/1/22	829,000
275,000	B-	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.375% due 9/15/20(a)	292,875
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
865,000	B	7.625% due 3/15/20	918,262
190,000	B	6.500% due 11/15/22	200,500
		CSC Holdings LLC, Senior Unsecured Notes:
500,000	BB	8.625% due 2/15/19	585,000
200,000	BB	6.750% due 11/15/21	226,750
1,645,000	CCC+	Cumulus Media Holdings Inc., Company Guaranteed Notes, 7.750% due 5/1/19(b)	1,716,969
		DISH DBS Corp., Company Guaranteed Notes:
360,000	BB-	7.875% due 9/1/19	407,250
100,000	BB-	6.750% due 6/1/21	106,875
1,000,000	BB-	5.875% due 7/15/22	1,015,000
50,000	BB-	5.875% due 11/15/24	49,875
370,000	B-	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	407,462
180,000	BB+	Gannett Co., Inc., Company Guaranteed Notes, 4.875% due 9/15/21(a)	184,725
200,000	B-	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	197,500
1,355,000	B	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	1,415,975
160,000	BB-	Harron Communications LP/Harron Finance Corp., Senior Unsecured Notes, 9.125% due 4/1/20(a)	175,800
		iHeartCommunications Inc.:
1,680,000	CCC+	Senior Secured Notes, 9.000% due 3/1/21	1,627,500
910,000	CCC-	Senior Unsecured Notes, 10.000% due 1/15/18	812,175
		LBI Media Inc.:
		Secured Notes:
423,000	NR	13.500% due 4/15/20	437,805
962	CC	13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a)(c)	996
355,000	CCC	Senior Secured Notes, 10.000% due 4/15/19(a)	372,750
725,000	B-	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	754,000
570,000	B+	LIN Television Corp., Senior Unsecured Notes, 5.875% due 11/15/22(a)	584,250

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Media — 9.3% — (continued)
$300,000	B-	MDC Partners Inc., Company Guaranteed Notes, 6.750% due 4/1/20(a)	$316,875
30,000	B-	MHGE Parent LLC/MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% due 8/1/19(a)	30,225
660,000	B-	Midcontinent Communications & Midcontinent Finance Corp., Company Guaranteed Notes, 6.250% due 8/1/21(a)	673,200
		Nexstar Broadcasting Inc., Company Guaranteed Notes:
610,000	B+	6.875% due 11/15/20	649,650
320,000	B+	6.125% due 2/15/22(a)	327,200
		Numericable-SFR, Senior Secured Notes:
630,000	B+	6.000% due 5/15/22(a)	641,812
610,000	B+	6.250% due 5/15/24(a)	626,928
		Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes:
130,000	BB-	5.250% due 2/15/22	136,663
130,000	BB-	5.625% due 2/15/24	139,100
1,480,000	CCC	Radio One Inc., Company Guaranteed Notes, 9.250% due 2/15/20(a)	1,420,800
150,000	B+	Sinclair Television Group Inc., Company Guaranteed Notes, 5.375% due 4/1/21	153,750
215,000	BBB-	Sirius XM Radio Inc., Senior Secured Notes, 5.250% due 8/15/22(a)	230,050
650,000	B-	SiTV LLC/SiTV Finance Inc., Senior Secured Notes, 10.375% due 7/1/19(a)	585,000
780,000	CCC+	Univision Communications Inc., Company Guaranteed Notes, 8.500% due 5/15/21(a)	840,450
310,000	B	WMG Acquisition Corp., Company Guaranteed Notes, 6.750% due 4/15/22(a)	296,050
200,000	BB-	Ziggo Bond Finance BV, Senior Unsecured Notes, 5.875% due 1/15/25(a)	210,000

		Total Media	23,064,221

Metals & Mining — 2.1%
760,000	BBB-	Alcoa Inc., Senior Unsecured Notes, 5.125% due 10/1/24	828,068
500,000	BB	ArcelorMittal, Senior Unsecured Notes, 7.000% due 2/25/22	566,350
270,000	B-	Barminco Finance Pty Ltd., Company Guaranteed Notes, 9.000% due 6/1/18(a)	263,925
395,000	B+	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	355,500
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
80,000	BB	8.250% due 11/1/19(a)	75,900
700,000	BB	6.875% due 4/1/22(a)	588,000
200,000	B+	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19	217,000
320,000	B-	Horsehead Holding Corp., Senior Secured Notes, 10.500% due 6/1/17(a)	349,600
190,000	NR	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(g)(h)	15,200
		Mirabela Nickel Ltd.:
261,875	NR	Senior Secured Notes, 9.500% due 6/24/19^(g)	201,644
1,139	NR	Subordinated Notes, 1.000% due 9/10/44^ (g)	0
160,000	B	Prince Mineral Holding Corp., Senior Secured Notes, 12.500% due 12/15/19(a)	160,800
300,000	B-	Ryerson Inc./Joseph T Ryerson & Son Inc., Senior Secured Notes, 9.000% due 10/15/17	307,500
220,000	B-	St Barbara Ltd., Senior Secured Notes, 8.875% due 4/15/18(a)	192,500
540,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.625% due 3/15/20	564,300
		Thompson Creek Metals Co., Inc.:
490,000	CCC	Company Guaranteed Notes, 12.500% due 5/1/19	436,100
30,000	B+	Senior Secured Notes, 9.750% due 12/1/17	31,125

		Total Metals & Mining	5,153,512

Multiline Retail — 0.9%
785,000	B+	Family Tree Escrow LLC, Senior Unsecured Notes, 5.750% due 3/1/23(a)	830,137
		JC Penney Corp., Inc., Company Guaranteed Notes:
940,000	CCC-	7.950% due 4/1/17(b)	963,500
480,000	CCC-	8.125% due 10/1/19	470,400

		Total Multiline Retail	2,264,037

Oil, Gas & Consumable Fuels — 14.3%
350,000	BB	Antero Resources Corp., Company Guaranteed Notes, 5.125% due 12/1/22(a)	346,500
90,000	BB	Antero Resources Finance Corp., Company Guaranteed Notes, 5.375% due 11/1/21	91,013

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 14.3% — (continued)
$110,000	B-	Approach Resources Inc., Company Guaranteed Notes, 7.000% due 6/15/21	$100,925
		Arch Coal Inc., Company Guaranteed Notes:
170,000	CCC+	7.000% due 6/15/19	51,850
60,000	CCC+	9.875% due 6/15/19	21,900
450,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	434,250
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
30,000	BB-	6.750% due 11/1/20	25,500
280,000	BB-	6.375% due 9/15/22	224,000
565,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	583,363
470,000	BB	California Resources Corp., Company Guaranteed Notes, 6.000% due 11/15/24(a)	421,238
		Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes:
20,000	B+	9.625% due 8/1/20	21,400
420,000	B+	7.625% due 1/15/22	430,500
200,000	B	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 7.500% due 9/15/20	205,250
675,000	B-	Chaparral Energy Inc., Company Guaranteed Notes, 7.625% due 11/15/22	506,250
		Chesapeake Energy Corp., Company Guaranteed Notes:
150,000	BB+	6.875% due 11/15/20	165,562
1,065,000	BB+	6.125% due 2/15/21	1,136,888
120,000	BB+	4.875% due 4/15/22	119,100
690,000	BB-	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Company Guaranteed Notes, 6.375% due 3/15/24	636,525
480,000	CCC+	Comstock Resources Inc., Company Guaranteed Notes, 9.500% due 6/15/20	300,000
430,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 4/1/23	447,200
290,000	BB	CONSOL Energy Inc., Company Guaranteed Notes, 8.250% due 4/1/20	303,412
		Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes:
380,000	BB	6.000% due 12/15/20	382,850
250,000	BB	6.125% due 3/1/22	252,500
270,000	B+	CVR Refining LLC/Coffeyville Finance Inc., Senior Unsecured Notes, 6.500% due 11/1/22 .	272,700
380,000	B	Drill Rigs Holdings Inc., Senior Secured Notes, 6.500% due 10/1/17(a)	307,800
64,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	69,184
460,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	436,724
250,000	CCC+	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	190,625
380,000	B	FTS International Inc., Senior Secured Notes, 6.250% due 5/1/22(a)	300,200
670,000	B-	Gastar Exploration Inc., Secured Notes, 8.625% due 5/15/18	629,800
775,000	NR	Goodrich Petroleum Corp., Company Guaranteed Notes, 5.000% due 10/1/32	391,375
640,000	B	Gulfport Energy Corp., Company Guaranteed Notes, 7.750% due 11/1/20(a)	662,400
		Halcon Resources Corp., Company Guaranteed Notes:
390,000	CCC+	9.750% due 7/15/20	302,250
740,000	CCC+	8.875% due 5/15/21(b)	566,100
		Hercules Offshore Inc., Company Guaranteed Notes:
30,000	CCC+	10.250% due 4/1/19(a)(g)	10,950
10,000	CCC+	8.750% due 7/15/21(a)(g)	3,150
770,000	CCC+	7.500% due 10/1/21(a)(g)	227,150
290,000	CCC+	6.750% due 4/1/22(a)(g)	86,275
200,000	BBB-	Hiland Partners LP/Hiland Partners Finance Corp., Company Guaranteed Notes, 5.500% due 5/15/22(a)	209,000
670,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	450,994
10,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 7.800% due 8/1/31	12,398
40,000	BB+	Kodiak Oil & Gas Corp., Company Guaranteed Notes, 5.500% due 2/1/22	40,600
200,000	B	Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes, 6.500% due 9/15/21	169,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 14.3% — (continued)
$1,800,000	CCC-	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20	$1,611,000
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
94,000	BB	6.250% due 6/15/22	100,110
280,000	BB	5.500% due 2/15/23	294,000
260,000	BB	4.875% due 12/1/24	268,450
		MEG Energy Corp., Company Guaranteed Notes:
360,000	BB-	6.375% due 1/30/23(a)	343,800
400,000	BB-	7.000% due 3/31/24(a)	391,500
		Memorial Production Partners LP/Memorial Production Finance Corp., Company Guaranteed Notes:
130,000	B-	7.625% due 5/1/21	125,125
435,000	B-	6.875% due 8/1/22(a)	405,637
210,000	NR	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16(h)	143,850
320,000	BB	Murphy Oil USA Inc., Company Guaranteed Notes, 6.000% due 8/15/23	342,800
610,000	B	Murray Energy Corp., Senior Secured Notes, 9.500% due 12/5/20(a)	608,475
130,000	B+	Natural Resource Partners LP/NRP Finance Corp., Senior Unsecured Notes, 9.125% due 10/1/18	124,150
		NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes:
230,000	BB-	5.125% due 7/15/19	225,400
270,000	BB-	6.875% due 10/15/21	272,700
		NGPL PipeCo LLC, Senior Secured Notes:
795,000	CCC+	9.625% due 6/1/19(a)	800,962
205,000	CCC+	7.768% due 12/15/37(a)	222,425
150,000	B+	Oasis Petroleum Inc., Company Guaranteed Notes, 6.875% due 1/15/23	145,875
605,000	B+	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)	487,403
250,000	B+	Parker Drilling Co., Company Guaranteed Notes, 6.750% due 7/15/22	206,250
320,000	CCC+	Parsley Energy LLC/Parsley Finance Corp., Senior Unsecured Notes, 7.500% due 2/15/22(a)	329,600
505,000	B-	Penn Virginia Corp., Company Guaranteed Notes, 8.500% due 5/1/20	497,425
50,000	BB	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Company Guaranteed Notes, 6.500% due 5/15/21	54,000
200,000	BBB-	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	165,120
620,000	B	PetroQuest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	534,750
		QEP Resources Inc., Senior Unsecured Notes:
250,000	BB+	6.875% due 3/1/21	268,750
400,000	BB+	5.375% due 10/1/22	397,000
560,000	BB+	5.250% due 5/1/23	550,900
60,000	D	Quicksilver Resources Inc., Company Guaranteed Notes, 11.000% due 7/1/21	6,450
280,000	BB+	Range Resources Corp., Company Guaranteed Notes, 5.750% due 6/1/21	296,100
		Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes:
70,000	BB	6.500% due 7/15/21	75,250
260,000	BB	5.875% due 3/1/22	285,350
230,000	BB	5.000% due 10/1/22	244,950
265,000	CCC+	Rex Energy Corp., Company Guaranteed Notes, 8.875% due 12/1/20	223,262
1,185,000	CCC+	Rice Energy Inc., Company Guaranteed Notes, 6.250% due 5/1/22	1,161,300
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
370,000	BB	6.850% due 7/15/18(a)	405,150
665,000	BB	5.625% due 4/15/20(a)	699,912
1,910,000	BB	6.875% due 4/15/40(a)	2,105,775
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
890,000	BB+	5.625% due 2/1/21	915,588
725,000	BB+	6.250% due 3/15/22	765,781
370,000	BB+	5.625% due 4/15/23	380,175
510,000	BB+	5.750% due 5/15/24	524,025
810,000	CCC-	Samson Investment Co., Company Guaranteed Notes, 9.750% due 2/15/20	279,450

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 14.3% — (continued)
		Sanchez Energy Corp., Company Guaranteed Notes:
$780,000	B-	7.750% due 6/15/21	$781,950
475,000	B-	6.125% due 1/15/23(a)	438,188
240,000	B+	Shelf Drilling Holdings Ltd., Secured Notes, 8.625% due 11/1/18(a)	194,400
280,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.500% due 6/1/24	286,300
		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes:
80,000	B	7.500% due 7/1/21	84,600
370,000	B	5.500% due 8/15/22	360,750
555,000	CCC+	Talos Production LLC/Talos Production Finance Inc., Company Guaranteed Notes, 9.750% due 2/15/18(a)	482,850
160,000	CCC+	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	143,200
395,000	CCC+	Triangle USA Petroleum Corp., Senior Unsecured Notes, 6.750% due 7/15/22(a)	325,875
340,000	BB	Ultra Petroleum Corp., Senior Unsecured Notes, 5.750% due 12/15/18(a)	331,500
575,000	B+	Western Refining Inc., Company Guaranteed Notes, 6.250% due 4/1/21	575,000
390,000	B	Western Refining Logistics LP/WNRL Finance Corp., Company Guaranteed Notes, 7.500% due 2/15/23(a)	400,725

		Total Oil, Gas & Consumable Fuels	35,237,964

Paper & Forest Products — 1.5%
690,000	CCC+	Appvion Inc., Secured Notes, 9.000% due 6/1/20(a)	476,963
160,000	BB	Clearwater Paper Corp., Company Guaranteed Notes, 4.500% due 2/1/23	160,000
220,000	BB-	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23	213,400
		Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes:
220,000	NR	11.750% due 1/15/19	218,075
2,964,000	CC	11.750% due 1/15/19	2,609,685

		Total Paper & Forest Products	3,678,123

Personal Products — 0.3%
835,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	860,050

Pharmaceuticals — 1.3%
400,000	B+	Endo Finance LLC/Endo Ltd./Endo Finco Inc., Company Guaranteed Notes, 6.000% due
		2/1/25(a)	425,500
200,000	B+	Grifols Worldwide Operations Ltd., Senior Unsecured Notes, 5.250% due 4/1/22(a)	205,500
420,000	CCC+	JLL/Delta Dutch Newco BV, Senior Unsecured Notes, 7.500% due 2/1/22(a)	433,125
790,000	B-	Lantheus Medical Imaging Inc., Company Guaranteed Notes, 9.750% due 5/15/17	775,187
760,000	B	Valeant Pharmaceuticals International, Company Guaranteed Notes, 6.375% due 10/15/20(a)	802,750
510,000	B	Valeant Pharmaceuticals International Inc., Company Guaranteed Notes, 5.625% due 12/1/21(a)	520,200

		Total Pharmaceuticals	3,162,262

Real Estate Investment Trusts (REITs) — 1.2%
330,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 2/15/21(a)	295,350
50,000	BB+	Corrections Corp. of America, Company Guaranteed Notes, 4.125% due 4/1/20	50,750
610,000	B+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.875% due 6/1/21	625,250
700,000	B-	Felcor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	727,090
		iStar Financial Inc., Senior Unsecured Notes:
410,000	B+	9.000% due 6/1/17	454,608
695,000	B+	5.000% due 7/1/19	698,475

		Total Real Estate Investment Trusts (REITs)	2,851,523

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Real Estate Management & Development — 0.9%
$600,000	BB+	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	$655,500
200,000	B+	Greystar Real Estate Partners LLC, Senior Secured Notes, 8.250% due 12/1/22(a)	209,000
770,000	B	Howard Hughes Corp. (The), Senior Unsecured Notes, 6.875% due 10/1/21(a)	813,312
550,000	B	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 12/1/21(a)	552,063

		Total Real Estate Management & Development	2,229,875

Semiconductors & Semiconductor Equipment — 0.1%
430,000	B-	Magnachip Semiconductor Corp., Senior Unsecured Notes, 6.625% due 7/15/21	336,475

Software — 1.7%
120,000	BB	ACI Worldwide Inc., Company Guaranteed Notes, 6.375% due 8/15/20(a)	125,850
		Activision Blizzard Inc., Company Guaranteed Notes:
80,000	BB+	5.625% due 9/15/21(a)	85,800
600,000	BB+	6.125% due 9/15/23(a)	665,250
120,000	BB-	Audatex North America Inc., Company Guaranteed Notes, 6.000% due 6/15/21(a)	128,100
		First Data Corp.:
		Company Guaranteed Notes:
365,000	B-	12.625% due 1/15/21	437,088
595,000	CCC+	11.750% due 8/15/21	696,150
		Secured Notes:
155,000	B-	8.250% due 1/15/21(a)	167,012
240,000	B-	8.750% (8.750% cash or 10.000% PIK) due 1/15/22(a)(c)	260,400
300,000	BB-	Senior Secured Notes, 7.375% due 6/15/19(a)	315,750
170,000	B-	Interactive Data Corp., Company Guaranteed Notes, 5.875% due 4/15/19(a)	171,063
440,000	B-	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Secured Notes, 9.250% due 1/15/18	440,000
690,000	BB-	Nuance Communications Inc., Company Guaranteed Notes, 5.375% due 8/15/20(a)	710,700

		Total Software	4,203,163

Specialty Retail — 2.4%
1,125,000	B-	Argos Merger Sub Inc., Senior Unsecured Notes, 7.125% due 3/15/23(a)	1,167,188
490,000	B-	Bon-Ton Department Stores Inc. (The), Secured Notes, 8.000% due 6/15/21(b)	398,125
70,000	CCC	Chinos Intermediate Holdings A Inc., Senior Unsecured Notes, 7.750% (7.750% cash or 8.500% PIK) due 5/1/19(a)(c)	61,950
360,000	BB	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	373,500
380,000	B-	Edcon Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	307,363
270,000	BB+	GameStop Corp., Company Guaranteed Notes, 5.500% due 10/1/19(a)	280,125
350,000	BB	Group 1 Automotive Inc., Company Guaranteed Notes, 5.000% due 6/1/22(a)	351,750
860,000	CCC	Guitar Center Inc., Company Guaranteed Notes, 9.625% due 4/15/20(a)	567,600
725,000	B-	Men’s Wearhouse Inc. (The), Company Guaranteed Notes, 7.000% due 7/1/22(a)	766,687
770,000	CCC+	Neiman Marcus Group Ltd. Inc., Company Guaranteed Notes, 8.750% (8.750% cash or 9.500% PIK) due 10/15/21(a)(c)	813,312
795,000	CCC+	Spencer Spirit Holdings Inc., Senior Unsecured Notes, 9.000% (9.000% cash or 9.750% PIK) due 5/1/18(a)(c)	811,894

		Total Specialty Retail	5,899,494

Technology Hardware, Storage & Peripherals — 0.5%
475,000	BB+	Dell Inc., Senior Unsecured Notes, 5.400% due 9/10/40	448,875
790,000	BB	NCR Corp., Company Guaranteed Notes, 6.375% due 12/15/23	839,375

		Total Technology Hardware, Storage & Peripherals	1,288,250

Textiles, Apparel & Luxury Goods — 0.3%
210,000	B-	Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes, 11.375% due 2/1/17(a)	174,300
270,000	BB	Hanesbrands Inc., Company Guaranteed Notes, 6.375% due 12/15/20	288,900
180,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.250% due 8/15/21	189,405

		Total Textiles, Apparel & Luxury Goods	652,605

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount/Units†	Rating††	Security	Value
Tobacco — 0.2%
$620,000	B-	Alliance One International Inc., Secured Notes, 9.875% due 7/15/21	$525,450

Transportation Infrastructure — 3.0%
		Aircastle Ltd., Senior Unsecured Notes:
270,000	BB+	6.250% due 12/1/19	299,349
505,000	BB+	7.625% due 4/15/20	590,850
360,000	B-	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	369,900
190,000	B+	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	199,500
325,000	B	Eletson Holdings, Senior Secured Notes, 9.625% due 1/15/22(a)	318,906
470,000	B+	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	474,700
500,000	B	Florida East Coast Holdings Corp., Senior Secured Notes, 6.750% due 5/1/19(a)	516,875
		Fly Leasing Ltd., Senior Unsecured Notes:
335,000	BB	6.750% due 12/15/20	340,025
315,000	BB	6.375% due 10/15/21	312,638
930,000	B-	Gardner Denver Inc., Senior Unsecured Notes, 6.875% due 8/15/21(a)	906,750
255,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 6.375% due 3/15/22	212,288
220,000	B3(f)	Horizon Lines LLC, Senior Secured Notes, 11.000% due 10/15/16(g)	221,650
370,000	CCC+	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 2/15/18(a)(c)	373,700
520,000	CCC+	syncreon Group BV/syncreon Global Finance US Inc., Company Guaranteed Notes, 8.625% due 11/1/21(a)	462,800
330,000	B	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21	326,700
710,000	CCC+	Watco Cos LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a) .	717,100
405,000	B-	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	439,425
230,000	B-	XPO Logistics Inc., Senior Unsecured Notes, 7.875% due 9/1/19(a)	245,381

		Total Transportation Infrastructure	7,328,537

Wireless Telecommunication Services — 2.3%
400,000	BB+	Crown Castle International Corp., Senior Unsecured Notes, 5.250% due 1/15/23	424,000
430,000	BB+	Softbank Corp., Company Guaranteed Notes, 4.500% due 4/15/20(a)	438,879
		Sprint Capital Corp., Company Guaranteed Notes:
50,000	B+	6.875% due 11/15/28	47,250
1,925,000	B+	8.750% due 3/15/32	2,042,906
		Sprint Communications Inc.:
420,000	BB	Company Guaranteed Notes, 9.000% due 11/15/18(a)	489,300
		Senior Unsecured Notes:
305,000	B+	7.000% due 8/15/20	314,437
475,000	B+	11.500% due 11/15/21	589,000
		Sprint Corp., Company Guaranteed Notes:
1,025,000	B+	7.875% due 9/15/23	1,063,438
50,000	B+	7.625% due 2/15/25	50,750
215,000	B-	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	224,138

		Total Wireless Telecommunication Services	5,684,098

		TOTAL CORPORATE BONDS & NOTES (Cost — $229,698,729)	226,870,578

SENIOR LOANS — 0.4%
340,000	NR	AP NMT Acquisition B.V., 10.000% due 8/13/22	323,000
135,000	NR	FMG Resources August 2006 Pty Ltd., 0.000% due 6/30/19(i)	125,360
150,000	NR	Gymboree Corp., 5.000% due 2/23/18	107,459
370,000	NR	Radnet Inc., 8.000% due 3/25/21	364,450

		TOTAL SENIOR LOANS (Cost — $955,413)	920,269

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Shares/Units	Security	Value
PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
Banks — 0.4%
39,709	GMAC Capital Trust I, 8.125%(d)	$1,033,625

Consumer Finance — 0.2%
423	Ally Financial Inc., 7.000%(a)(e)	426,239

	TOTAL FINANCIALS	1,459,864

	TOTAL PREFERRED STOCKS (Cost — $1,362,537)	1,459,864

COMMON STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
9,953	Bossier Casino Venture Holdco Inc. (Restricted)*^(a)(g)	0

ENERGY — 0.1%
Energy Equipment & Services — 0.1%
18,163	DeepOcean Group Holdings AS (Restricted)*^(a)(g)	236,882

HEALTH CARE — 0.1%
Health Care Providers & Services — 0.1%
1,400	Physiotherapy Associates Holdings Inc. (Restricted)*(g)	116,200

INDUSTRIALS — 0.0%
Marine — 0.0%
135,004	Horizon Lines Inc. (Restricted), Class A Shares*(a)(g)	89,103

MATERIALS — 0.0%
Metals & Mining — 0.0%
353,070	Mirabela Nickel Ltd.*	23,450

	TOTAL COMMON STOCKS (Cost — $982,516)	465,635

WARRANTS — 0.0%
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
	Jack Cooper Holdings Corp., expires:
376	12/15/17*(a)	26,320
183	5/6/18*(a)	12,810

	TOTAL WARRANTS (Cost — $19,405)	39,130

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $233,018,600)	229,755,476

Face Amount
SHORT-TERM INVESTMENTS (j) — 7.5%
MONEY MARKET FUND — 2.4%
$5,901,489	Invesco STIT — Government & Agency Portfolio(k) (Cost — $5,901,489)	5,901,489

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Security	Value
TIME DEPOSITS — 5.1%
$3,147,010	Banco Santander SA — Frankfurt, 0.030% due 3/2/15	$3,147,010
6,620,278	Barclays Bank PLC — London, 0.030% due 3/2/15	6,620,278
2,882,777	Skandinaviska Enskilda Banken AB — Sweden, 0.030% due 3/2/15	2,882,777

	TOTAL TIME DEPOSITS (Cost — $12,650,065)	12,650,065

	TOTAL SHORT-TERM INVESTMENTS (Cost — $18,551,554)	18,551,554

	TOTAL INVESTMENTS — 100.6% (Cost — $251,570,154#)	248,307,030

	Liabilities in Excess of Other Assets — (0.6)%	(1,393,480)

	TOTAL NET ASSETS — 100.0%	$246,913,550

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to ‘‘qualified institutional buyers’’ pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal. The rates shown reflect the rate paid if in cash or if paid as additional principal.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2015.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Rating by Moody’s Investors Service. All ratings are unaudited.
(g)	Illiquid security.
(h)	Security is currently in default.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.1%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.
^	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Abbreviations used in this schedule:
PLC	— Public Limited Company

See pages 135 and 136 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	91.3%
Preferred Stocks	0.6
Senior Loans	0.4
Common Stocks	0.2
Warrants	0.0 **
Short-Term Investments	7 .5

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units†		Security	Value
SOVEREIGN BONDS — 50.3%
Australia — 0.3%
900,000	AUD	Queensland Treasury Corp., 4.250% due 7/21/23(a)	$775,467

Brazil — 1.1%
4,810,000	BRL	Brazil Letras do Tesouro Nacional:
		0.000% due 10/1/15 — 7/1/18	1,323,725
5,054,000	BRL	Brazil Notas do Tesouro Nacional Serie F:
		10.000% due 1/1/21 — 1/1/25	1,617,633

		Total Brazil	2,941,358

Canada — 2.9%
		Province of Ontario Canada:
$1,000,000		1.000% due 7/22/16	1,005,142
1,500,000	CAD	4.200% due 6/2/20	1,381,207
3,100,000	CAD	3.150% due 6/2/22	2,743,731
700,000	CAD	3.450% due 6/2/45	636,881
		Province of Quebec Canada:
1,089,000	CAD	3.750% due 9/1/24	1,004,629
900,000	CAD	5.000% due 12/1/38	991,821

		Total Canada	7,763,411

Colombia — 0.3%
100,000		Colombia Government International Bond, 2.057% due 11/16/15(b)	100,765
		Colombian TES:
447,000,000	COP	5.000% due 11/21/18	179,534
517,900,000	COP	7.000% due 5/4/22	217,145
420,000,000	COP	10.000% due 7/24/24	208,176
180,000,000	COP	7.500% due 8/26/26	75,841
259,000,000	COP	6.000% due 4/28/28	94,060

		Total Colombia	875,521

France — 4.1%
1,200,000		Caisse d’Amortissement de la Dette Sociale, 3.375% due 3/20/24(a)	1,311,937
		France Government Bond OAT:
400,000	EUR	1.750% due 5/25/23	498,485
1,520,655	EUR	0.250% due 7/25/24	1,852,193
4,500,000	EUR	3.250% due 5/25/45	7,318,776

		Total France	10,981,391

Greece — 0.4%
1,100,000	EUR	Athens Urban Transportation Organisation, 4.851% due 9/19/16	1,012,584

Indonesia — 0.7%
		Indonesia Treasury Bond:
200,000,000	IDR	7.875% due 4/15/19	16,132
1,862,000,000	IDR	8.250% due 7/15/21 — 6/15/32	156,293
1,442,000,000	IDR	7.000% due 5/15/22 — 5/15/27	111,557
2,702,000,000	IDR	12.900% due 6/15/22	280,680
100,000,000	IDR	10.250% due 7/15/22	9,212
300,000,000	IDR	5.625% due 5/15/23	21,470
7,653,000,000	IDR	8.375% due 3/15/24 — 3/15/34	655,242
1,998,000,000	IDR	9.000% due 3/15/29	181,160
181,000,000	IDR	10.500% due 8/15/30	18,275
2,760,000,000	IDR	9.500% due 7/15/31	257,849
60,000,000	IDR	6.625% due 5/15/33	4,339
672,000,000	IDR	6.375% due 4/15/42	44,713
268,000,000	IDR	8.750% due 2/15/44	23,341

		Total Indonesia	1,780,263

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units†		Security	Value
Italy — 14.1%
		Italy Buoni Poliennali Del Tesoro:
22,200,000	EUR	4.500% due 3/1/24	$31,634,481
3,600,000	EUR	4.750% due 9/1/44(a)	6,144,025

		Total Italy	37,778,506

Japan — 2.6%
		Japan Government Thirty Year Bond:
340,000,000	JPY	2.500% due 9/20/35 — 6/20/36	3,517,497
220,000,000	JPY	1.700% due 9/20/44	1,959,429
110,000,000	JPY	1.500% due 12/20/44	934,498
70,000,000	JPY	Japan Government Twenty Year Bond, 1.400% due 9/20/34	612,114

		Total Japan	7,023,538

Malaysia — 0.5%
		Malaysia Government Bond:
400,000	MYR	4.012% due 9/15/17	112,240
680,000	MYR	3.260% due 3/1/18	186,908
1,300,000	MYR	5.734% due 7/30/19	390,684
220,000	MYR	4.378% due 11/29/19	62,682
1,190,000	MYR	4.160% due 7/15/21	336,808
300,000	MYR	4.181% due 7/15/24	85,069
400,000	MYR	4.498% due 4/15/30	115,316
100,000	MYR	4.935% due 9/30/43	29,114

		Total Malaysia	1,318,821

Mexico — 0.3%
		Mexican Bonos:
3,970,000MXN		4.750% due 6/14/18	266,907
1,020,000MXN		8.000% due 6/11/20	77,512
4,020,000MXN		7.750% due 5/29/31 — 11/23/34	315,300
2,000,000MXN		10.000% due 11/20/36	194,953

		Total Mexico	854,672

Netherlands — 1.4%
		Netherlands Government Bond:
3,100,000	EUR	0.750% due 4/15/15	3,469,490
200,000	EUR	3.250% due 7/15/15(a)	226,695

		Total Netherlands	3,696,185

New Zealand — 0.1%
400,000	NZD	New Zealand Government Bond, 5.500% due 4/15/23	349,840

Nigeria — 0.1%
		Nigeria Government Bond:
4,900,000	NGN	16.000% due 6/29/19	24,279
4,800,000	NGN	7.000% due 10/23/19	17,034
17,100,000	NGN	16.390% due 1/27/22	86,129

		Total Nigeria	127,442

Norway — 0.6%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	1,618,700

Peru — 0.1%
		Peruvian Government International Bond:
100,000	PEN	8.200% due 8/12/26(c)	39,508
460,000	PEN	6.950% due 8/12/31	161,101
40,000	PEN	6.950% due 8/12/31(a)	14,009

		Total Peru	214,618

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units†		Security	Value
Poland — 1.3%
		Poland Government Bond:
610,000	PLN	5.250% due 10/25/17 — 10/25/20	$182,018
1,000,000	PLN	2.500% due 7/25/18	276,212
7,000,000	PLN	3.250% due 7/25/19 — 7/25/25	2,077,205
1,100,000	PLN	5.500% due 10/25/19	345,156
1,200,000	PLN	5.750% due 10/25/21 — 9/23/22	403,332
300,000	PLN	4.000% due 10/25/23	93,116

		Total Poland	3,377,039

Romania — 0.2%
		Romania Government Bond:
100,000	RON	5.800% due 10/26/15	26,236
500,000	RON	5.750% due 1/27/16 — 4/29/20	140,853
300,000	RON	5.900% due 7/26/17	83,264
600,000	RON	4.750% due 6/24/19 — 2/24/25	172,244
100,000	RON	5.850% due 4/26/23	30,904

		Total Romania	453,501

Russia — 0.1%
		Russian Federal Bond — OFZ:
2,600,000	RUB	6.200% due 1/31/18	34,552
3,500,000	RUB	7.500% due 3/15/18 — 2/27/19	47,249
2,700,000	RUB	6.800% due 12/11/19	33,474
9,000,000	RUB	7.600% due 7/20/22	106,474
4,500,000	RUB	7.050% due 1/19/28	47,585
5,000,000	RUB	Russian Foreign Bond — Eurobond, 7.850% due 3/10/18	69,686

		Total Russia	339,020

Slovenia — 1.2%
1,400,000	EUR	Slovenia Government Bond, 4.625% due 9/9/24	2,054,963
		Slovenia Government International Bond:
$400,000		5.500% due 10/26/22	460,084
700,000		5.250% due 2/18/24	799,750

		Total Slovenia	3,314,797

South Africa — 0.7%
		South Africa Government Bond:
6,100,000	ZAR	8.250% due 9/15/17 — 3/31/32	542,166
2,800,000	ZAR	8.000% due 12/21/18 — 1/31/30	245,452
6,600,000	ZAR	7.250% due 1/15/20	569,958
100,000	ZAR	7.750% due 2/28/23	8,749
800,000	ZAR	10.500% due 12/21/26	83,915
4,500,000	ZAR	7.000% due 2/28/31	349,595
100,000	ZAR	6.250% due 3/31/36	6,938
600,000	ZAR	8.500% due 1/31/37	52,961
300,000	ZAR	6.500% due 2/28/41	20,991

		Total South Africa	1,880,725

South Korea — 1.0%
2,200,000		Export-Import Bank of Korea, 5.000% due 4/11/22	2,533,161

Spain — 10.5%
		Spain Government Bond:
2,100,000	EUR	4.800% due 1/31/24(a)(c)	3,065,992
13,800,000	EUR	3.800% due 4/30/24(a)	18,868,490
1,900,000	EUR	1.600% due 4/30/25(a)	2,183,946
1,300,000	EUR	5.150% due 10/31/44(a)	2,352,525
1,250,000	EUR	Xunta de Galicia, 6.964% due 12/28/17	1,656,349

		Total Spain	28,127,302

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units†		Security	Value
Sweden — 2.1%
		Sweden Government Bond:
7,500,000	SEK	4.250% due 3/12/19	$1,054,766
31,700,000	SEK	2.500% due 5/12/25	4,475,260

		Total Sweden	5,530,026

Thailand — 0.1%
		Thailand Government Bond:
500,000	THB	3.650% due 12/17/21	16,545
9,404,516	THB	1.250% due 3/12/28	254,758

		Total Thailand	271,303

Turkey — 0.3%
		Turkey Government Bond:
200,000	TRY	6.300% due 2/14/18	76,014
580,000	TRY	8.800% due 11/14/18 — 9/27/23	238,465
200,000	TRY	10.400% due 3/27/19 — 3/20/24	87,992
739,215	TRY	3.000% due 1/6/21 — 8/2/23	316,003
300,000	TRY	7.100% due 3/8/23	110,852
100,000	TRY	9.000% due 7/24/24	41,515

		Total Turkey	870,841

United Kingdom — 3.2%
		United Kingdom Gilt:
3,700,000	GBP	3.250% due 1/22/44	6,610,093
1,100,000	GBP	3.500% due 1/22/45	2,058,667

		Total United Kingdom	8,668,760

		TOTAL SOVEREIGN BONDS (Cost — $136,415,876)	134,478,792

CORPORATE BONDS & NOTES — 30.2%
Austria — 0.1%
200,000	EUR	Heta Asset Resolution AG, Senior Unsecured Notes, 0.149% due 3/20/15(b)	222,099

Cayman Islands — 0.4%
$900,000		IPIC GMTN Ltd., Company Guaranteed Notes, 5.500% due 3/1/22(a)	1,048,500

Colombia — 0.1%
324,000,000	COP	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.375% due 2/1/21	138,220
95,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Senior Unsecured Notes, 7.875% due 8/12/24(a)	39,038

		Total Colombia	177,258

Denmark — 7.1%
		Nykredit Realkredit AS, Covered Notes:
47,100,000	DKK	2.000% due 10/1/15	7,167,201
6,300,000	DKK	2.000% due 1/1/16	963,354
71,200,000	DKK	Realkredit Danmark AS, Covered Notes, 2.000% due 1/1/16	10,882,910

		Total Denmark	19,013,465

France — 1.0%
1,000,000		BPCE SA, Company Guaranteed Notes, 0.873% due 6/17/17(b)	1,003,726
		Credit Agricole SA:
600,000		Junior Subordinated Notes, 7.875%(b)(d)	634,409
1,200,000		Senior Unsecured Notes, 0.785% due 6/12/17(a)(b)	1,199,723

		Total France	2,837,858

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units†		Security	Value
Germany — 4.6%
400,000	GBP	FMS Wertmanagement AoeR, Government Guaranteed Notes, 0.750% due 12/15/17	$612,005
6,400,000	EUR	KFW, Government Guaranteed Notes, 3.625% due 1/20/20	8,452,091
4,300,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	3,365,044

		Total Germany	12,429,140

Greece — 0.5%
1,300,000	EUR	National Bank of Greece SA, Covered Notes, 3.875% due 10/7/16	1,281,153

Ireland — 1.8%
		Depfa ACS Bank, Covered Notes:
2,400,000	EUR	3.875% due 11/14/16	2,858,913
900,000	EUR	4.875% due 5/21/19	1,203,595
500,000	EUR	German Postal Pensions Securitisation 2 PLC, Government Guaranteed Notes, 4.250% due 1/18/17	604,306
11,200,000	RUB	Novatek OAO via Novatek Finance Ltd., Senior Unsecured Notes, 7.750% due 2/21/17(a)(c)	161,474
9,500,000	RUB	Russian Railways via RZD Capital PLC, Senior Unsecured Notes, 8.300% due 4/2/19	122,012

		Total Ireland	4,950,300

Italy — 2.5%
		Banca Carige SpA, Covered Notes:
900,000	EUR	3.750% due 11/25/16	1,066,166
400,000	EUR	3.875% due 10/24/18	498,257
		Banca Monte dei Paschi di Siena SpA, Covered Notes:
800,000	EUR	4.875% due 9/15/16	956,705
500,000	EUR	5.000% due 2/9/18	633,056
900,000	EUR	Banco Popolare SC, Senior Unsecured Notes, 3.500% due 3/14/19	1,081,001
		UniCredit SpA:
$200,000		Junior Subordinated Notes, 8.000%(b)(d)	206,500
1,700,000	EUR	Subordinated Notes, 5.750% due 10/28/25(b)	2,149,332

		Total Italy	6,591,017

Jersey Channel Islands — 0.1%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540%(b)(d)	328,432

Luxembourg — 0.1%
7,000,000	RUB	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 8.700% due 3/17/16	106,804
5,000,000	RUB	Sberbank of Russia Via SB Capital SA, Senior Unsecured Notes, 7.000% due 1/31/16	76,058

		Total Luxembourg	182,862

Mexico — 0.0%
100,000	MXN	Petroleos Mexicanos, Company Guaranteed Notes, 9.150% due 3/28/16	7,313

Netherlands — 0.4%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(a)(c)	584,267
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes, 8.375%(b)(d)	108,247
250,000	EUR	GMAC International Finance BV, Company Guaranteed Notes, 7.500% due 4/21/15	300,435

		Total Netherlands	992,949

Norway — 0.6%
		Eksportfinans ASA, Senior Unsecured Notes:
900,000		2.375% due 5/25/16	905,625
100,000	CHF	2.875% due 11/16/16	108,371
500,000		5.500% due 6/26/17	535,625

		Total Norway	1,549,621

Qatar — 0.4%
850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,022,168

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units†		Security	Value
South Korea — 0.9%
		Korea Development Bank (The), Senior Unsecured Notes:
$1,500,000		1.170% due 8/20/15(a)	$1,511,422
850,000		4.000% due 9/9/16	885,498

		Total South Korea	2,396,920

Spain — 1.5%
400,000	EUR	AyT Cedulas Cajas IX Fondo de Titulizacion de Activos, Covered Notes, 3.750% due 3/31/15	456,589
		Banco Popular Espanol SA:
		Covered Notes:
500,000	EUR	4.000% due 10/18/16	595,237
700,000	EUR	4.125% due 3/30/17	849,173
300,000	EUR	3.500% due 9/11/17	364,441
200,000	EUR	Junior Subordinated Notes, 11.500%(b)(d)	261,199
800,000	EUR	Banco Santander SA, Junior Subordinated Notes, 6.250% due(b)(d)	908,231
100,000	EUR	Cedulas TDA 6 Fondo de Titulizacion de Activos, Covered Notes, 3.875% due 5/23/25	138,337
400,000	EUR	Santander International Debt SAU, Company Guaranteed Notes, 4.500% due 5/18/15	451,684

		Total Spain	4,024,891

Supranational — 0.7%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	1,092,181
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	307,123
800,000	AUD	0.500% due 8/10/23	488,734

		Total Supranational	1,888,038

Switzerland — 0.3%
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	304,538
400,000		5.125% due 5/15/24	416,472

		Total Switzerland	721,010

United Kingdom — 1.7%
		Barclays Bank PLC:
900,000	GBP	Junior Subordinated Notes, 14.000%(b)(d)	1,898,071
		Subordinated Notes:
200,000		7.625% due 11/21/22	229,250
200,000		7.750% due 4/10/23(b)	221,000
500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	560,987
200,000	GBP	LBG Capital No.2 PLC, Company Guaranteed Notes, 15.000% due 12/21/19	434,685
600,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.625%(b)(d)	965,709
200,000	GBP	National Westminster Bank PLC, Subordinated Notes, 6.500% due 9/7/21	358,653

		Total United Kingdom	4,668,355

United States — 5.4%
		Ally Financial Inc., Company Guaranteed Notes:
300,000		4.625% due 6/26/15	303,563
200,000		3.500% due 7/18/16	202,650
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	973,400
900,000	EUR	Bank of America Corp., Subordinated Notes, 0.770% due 5/23/17(b)	1,006,248
		DISH DBS Corp., Company Guaranteed Notes:
100,000		7.750% due 5/31/15	101,500
200,000		7.125% due 2/1/16	209,250
3,600,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 4.000% due 1/15/25	3,696,451
500,000	AUD	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 3.245% due 4/12/16(b)	390,190
100,000		HCA Inc., Company Guaranteed Notes, 6.500% due 2/15/16	104,877

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units†		Security	Value
United States — 5.4% — (continued)
		International Lease Finance Corp.:
$200,000		Senior Secured Notes, 6.750% due 9/1/16(a)	$213,000
		Senior Unsecured Notes:
400,000		4.875% due 4/1/15	415,375
200,000		8.625% due 9/15/15	207,250
100,000		5.750% due 5/15/16	104,375
1,200,000		JPMorgan Chase & Co., Unsecured Notes, 0.806% due 4/25/18(b)	1,201,621
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16(c)	191,750
		MGM Resorts International, Company Guaranteed Notes:
750,000		6.625% due 7/15/15	765,750
200,000		7.500% due 6/1/16	212,500
500,000		Navient Corp., Senior Unsecured Notes, 5.000% due 4/15/15	521,563
600,000		Springleaf Finance Corp., Company Guaranteed Notes, 5.400% due 12/1/15	614,250
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,147,283
100,000		Time Warner Cable Inc., Company Guaranteed Notes, 5.850% due 5/1/17	109,083
400,000		T-Mobile USA Inc., Company Guaranteed Notes, 6.375% due 3/1/25	419,000
1,300,000		Verizon Communications Inc., Senior Unsecured Notes, 1.771% due 9/15/16(b)	1,322,838

		Total United States	14,433,767

		TOTAL CORPORATE BONDS & NOTES (Cost — $86,299,700)	80,767,116

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
589,035		Atrium CDO Corp., Series 7AR, Class AR, 1.357% due 11/16/22(a)(b)	588,564
75,499		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.649% due 2/20/36(b)	75,095
274,496		Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.648% due 2/17/51^(a)(b)	288,143
72,546		Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 2.623% due 7/25/33(b)	72,786
2,029		BCAP LLC Trust, Series 2010-RR1, Class 1A1, 2.791% due 3/26/37(a)(b)	2,038
		Bear Stearns Adjustable Rate Mortgage Trust:
14,082		Series 2003-5, Class 1A2, 2.473% due 8/25/33(b)	14,115
15,932		Series 2003-7, Class 6A, 2.466% due 10/25/33(b)	16,081
66,504		Series 2004-2, Class 22A, 2.648% due 5/25/34(b)	64,371
14,778		Series 2004-2, Class 23A, 2.482% due 5/25/34(b)	13,809
29,663		Series 2005-2, Class A2, 2.515% due 3/25/35(b)	30,020
187,319		Bear Stearns Structured Products Trust, Series 2007-R6, Class 1A1, 2.566% due 1/26/36(b)	149,790
792,171	EUR	Claris ABS, Series 2011-1, Class A, 0.538% due 10/31/60(b)	881,383
1,200,000		Commercial Mortgage Trust, Series 2014-KYO, Class A, 1.072% due 6/11/27(a)(b)	1,196,409
		Countrywide Alternative Loan Trust:
16,568		Series 2005-21CB, Class A3, 5.250% due 6/25/35	15,787
55,496		Series 2007-7T2, Class A9, 6.000% due 4/25/37	41,485
96,751		Series 2007-11T1, Class A12, 0.521% due 5/25/37(b)	59,888
43,935		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	39,358
		Countrywide Home Loan Mortgage Pass Through Trust:
8,141		Series 2004-12, Class 11A1, 2.588% due 8/25/34(b)	7,195
197,704		Series 2005-2, Class 1A1, 0.491% due 3/25/35(b)	151,758
22,392		Series 2005-3, Class 2A1, 0.461% due 4/25/35(b)	18,595
159,696		Series 2005-9, Class 1A3, 0.401% due 5/25/35(b)	135,973
46,218		Series 2005-11, Class 3A1, 2.438% due 4/25/35(b)	40,977
75,825		Series 2005-HYB9, Class 3A2A, 2.313% due 2/20/36(b)	71,896
22,621		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.473% due 8/25/33(b)	22,386
49,168		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	30,336
228,593		CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	150,448
659,816	GBP	DECO 12-UK 4 PLC, Series 2007-C4X, Class A1, 0.724% due 1/27/20(b)	985,582
334,371	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.710% due 6/15/44(b)	492,244

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units†		Security	Value
		Eurosail-UK PLC:
354,749	GBP	Series 2007-4X, Class A2A, 0.860% due 6/13/45(b)	$546,190
500,000	GBP	Series 2007-4X, Class A3, 1.510% due 6/13/45(b)(c)	767,651
718,654	GBP	Series 2007-6NCX, Class A2A, 1.260% due 9/13/45(b)	1,108,145
		Federal Home Loan Mortgage Corp. (FHLMC):
$55,478		Series T-35, Class A, 0.451% due 9/25/31(b)	52,044
81,057		Series T-62, Class 1A1, 1.314% due 10/25/44(b)	82,640
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
87,747		Series 2391, Class FJ, 0.672% due 4/15/28(b)	88,982
138,694		Series 2614, Class SJ, 19.190% due 5/15/33(b)	194,501
53,264		Series 3174, Class FM, 0.412% due 5/15/36(b)	53,277
13,540		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	15,554
		Federal National Mortgage Association (FNMA), REMICS:
10,905		Series 2003-34, Class A1, 6.000% due 4/25/43	12,045
3,319		Series 2005-120, Class NF, 0.271% due 1/25/21(b)	3,318
93,087		Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	106,675
480,214	EUR	German Residential Funding Ltd., Series 2013-1, Class A, 1.192% due 8/27/24(b)	549,817
317,868	EUR	Giovecca Mortgages SRL, Series 2011-1, Class A, 0.655% due 4/23/48(b)	355,142
7,522		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.920% due 3/25/33(b)	7,410
		Harborview Mortgage Loan Trust:
24,678		Series 2003-1, Class A, 2.475% due 5/19/33(b)	24,522
44,366		Series 2005-2, Class 2A1A, 0.394% due 5/19/35(b)	37,191
113,594		Series 2005-3, Class 2A1A, 0.414% due 6/19/35(b)	99,617
149,361		Series 2006-SB1, Class A1A, 0.971% due 12/19/36(b)	125,314
700,000		Hewett’s Island CDO Ltd., Series 2007-6X, Class B, 0.686% due 6/9/19(b)	693,146
		JPMorgan Mortgage Trust:
13,175		Series 2003-A2, Class 3A1, 1.990% due 11/25/33(b)	13,025
5,929		Series 2005-A1, Class 6T1, 2.537% due 2/25/35(b)	5,822
202,805		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.610% due 7/27/37(a)(b)	194,903
662,735	EUR	Leo-Mesdag BV, Series 2006-1, Class A, 0.422% due 8/29/19(b)	734,130
846,541	GBP	Ludgate Funding PLC, Series 2006-1X, Class A2A, 0.742% due 12/1/60(b)	1,228,956
268,315	EUR	Lunet RMBS BV, Series 2013-1, Class A1, 0.579% due 12/26/45(b)	301,406
		Merrill Lynch Mortgage Investors Trust:
16,023		Series 2003-A2, Class 1A1, 2.216% due 2/25/33(b)	15,415
69,246		Series 2005-2, Class 1A, 1.582% due 10/25/35(b)	67,536
249,891		Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 5.824% due 6/12/50(b)	260,785
1,200,000		Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class A2R, 1.406% due 7/25/23(a)(b)	1,199,756
700,000	GBP	Newgate Funding, Series 2007-1X, Class A3, 0.712% due 12/1/50(b)	996,227
600,000		Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, 1.525% due 5/5/23(a)(b)	599,621
		Puma Finance Pty Ltd.:
533,680	AUD	Series 2014-1, Class A, 3.225% due 5/13/45	418,891
510,600	AUD	Series 2014-2, Class A, 3.097% due 10/18/45(b)	398,208
85,041		Series G5, Class A1, 0.402% due 2/21/38(a)(b)	84,616
91,468		RALI Trust, Series 2007-QO2, Class A1, 0.321% due 2/25/47(b)	52,923
		Residential Asset Securitization Trust:
34,290		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	28,794
71,264		Series 2006-R1, Class A2, 0.571% due 1/25/46(b)	37,810
704,818	GBP	RMAC Securities No 1 PLC, Series 2006-NS3X, Class A2A, 0.710% due 6/12/44(b)	1,016,399
		Structured Adjustable Rate Mortgage Loan Trust:
18,059		Series 2004-1, Class 4A1, 2.547% due 2/25/34(b)	18,116
77,434		Series 2004-4, Class 3A2, 2.466% due 4/25/34(b)	77,648
76,501		Series 2004-19, Class 2A1, 1.521% due 1/25/35(b)	61,702
		Structured Asset Mortgage Investments II Trust:
97,836		Series 2005-AR2, Class 2A1, 0.401% due 5/25/45(b)	86,594
113,435		Series 2005-AR8, Class A1A, 0.451% due 2/25/36(b)	92,175
71,193		Series 2006-AR5, Class 1A1, 0.381% due 5/25/46(b)	53,579

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units†		Security	Value
$195,142		Series 2007-AR4, Class A3, 0.391% due 9/25/47(b)	$157,243
166,319		Series 2007-AR6, Class A1, 1.621% due 8/25/47(b)	147,367
192,342		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	193,645
118,717	AUD	Torrens Trust, Series 2007-1, Class A, 2.720% due 10/19/38(b)	92,404
		Wachovia Bank Commercial Mortgage Trust:
900,000		Series 2006-C23, Class A5, 5.416% due 1/15/45(b)	927,326
437,509		Series 2006-C28, Class A4, 5.572% due 10/15/48	459,386
		WaMu Mortgage Pass Through Certificates Trust:
22,331		Series 2002-AR9, Class 1A, 1.521% due 8/25/42(b)	20,629
9,322		Series 2003-AR5, Class A7, 2.443% due 6/25/33(b)	9,449
86,730		Series 2005-AR13, Class A1A1, 0.461% due 10/25/45(b)	80,142
140,575		Series 2006-AR13, Class 2A, 2.186% due 10/25/46(b)	129,029
1,551		Washington Mutual Mortgage Loan Trust, Series 2001-7, Class A, 1.310% due 5/25/41(b)	1,501
37,071		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.061% due 7/25/46(b)	21,700
218,245		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.203% due 12/25/32(b)	218,543

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $21,987,581)	21,083,094

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.5%
U.S. GOVERNMENT OBLIGATIONS — 6.5%
5,200,000		U.S. Treasury Bonds, 3.000% due 11/15/44	5,631,439
		U.S. Treasury Inflation Indexed Bonds:
1,878,929		0.125% due 7/15/24(e)	1,883,333
3,065,226		0.250% due 1/15/25(e)	3,093,245
5,605,695		2.375% due 1/15/25	6,813,112

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $16,637,257)	17,421,129

MORTGAGE-BACKED SECURITIES — 0.8%
FNMA — 0.8%
		Federal National Mortgage Association (FNMA):
575,521		5.700% due 8/1/18(b)	607,765
94,550		3.000% due 1/1/22	99,012
938,953		2.500% due 8/1/28	964,040
118,861		2.485% due 11/1/34(b)	127,078
181,462		6.500% due 8/1/37	212,250

		TOTAL FNMA	2,010,145

GNMA — 0.0%
		Government National Mortgage Association II (GNMA):
18,455		6.000% due 9/20/38	19,915

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $1,939,852)	2,030,060

ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.3%
914,347		Motor PLC, Series 2014-1A, Class A1, 0.651% due 8/25/21(a)(b)	917,433

Student Loans — 0.1%
238,000		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.206% due 4/25/38(b)	239,771
16,763		South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.812% due 3/1/18(b)	16,763

		Total Student Loans	256,534

		TOTAL ASSET-BACKED SECURITIES (Cost — $1,169,122)	1,173,967

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount/Units†		Security	Value
MUNICIPAL BONDS — 0.1%
United States — 0.1%
$295,000		School District of Philadelphia (The), Build America General Obligation Bonds, 6.765% due 6/1/40 (Cost — $295,000)	$335,182

Notional Amount†
PURCHASED OPTIONS — 0.0%
United States — 0.0%
100,000		OTC Euro versus U.S. Dollar, Put @ $1.20, expires 03/06/2015, BOA	7,802
210,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Call @ $6.37, expires 03/03/2015, UBS	33
210,000		OTC U.S. Dollar versus Chinese Onshore Renminbi, Put @ $6.05, expires 03/03/2015, UBS	0
2,000,000		OTC U.S. Dollar versus Japanese Yen, Call @ $122.00, expires 04/30/2015, HSBC	13,346
2,700,000		OTC U.S. Dollar versus Japanese Yen, Call @ $122.00, expires 04/30/2015, BCLY	18,017

		TOTAL PURCHASED OPTIONS (Cost — $35,810)	39,198

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $264,780,198)	257,328,538

Face Amount†
SHORT-TERM INVESTMENTS — 9.8%
REPURCHASE AGREEMENTS — 5.3%
11,500,000		BNP Paribas SA repurchase agreement dated 02/27/15, 0.120% due 3/2/15, Proceeds at maturity — $11,500,115; (Fully collateralized by U.S. Treasury Note, 0.125% due 4/15/17; Market Value — $11,758,903)(f)	11,500,000
800,000		Merrill Lynch repurchase agreement dated 02/27/15, 0.130% due 3/2/15, Proceeds at maturity — $800,009; (Fully collateralized by Federal National Mortgage Association (FNMA), 3.5% due 1/1/45; Market Value — $822,258)(f)	800,000
1,900,000		Merrill Lynch repurchase agreement dated 02/27/15, 0.110% due 3/2/15, Proceeds at maturity — $1,900,017; (Fully collateralized by U.S. Treasury Note, 2.875% due 5/15/43; Market Value — $1,946,436)(f)	1,900,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $14,200,000)	14,200,000

SOVEREIGN BONDS — 2.1%
7,000,000	CAD	Canadian Treasury Bill, 0.539% due 4/9/15 (Cost — $5,576,267)(c)(f)	5,595,885

TIME DEPOSITS — 1.9%
422,860	GBP	ANZ National Bank — London, 0.086% due 3/2/15	652,854
705,907		Barclays Bank PLC — London, 0.030% due 3/2/15	705,907
		BBH — Grand Cayman:
3,945	CHF	(1.000)% due 3/2/15	4,141
2,673	DKK	(0.750)% due 3/2/15	401
128,193	SEK	(0.183)% due 3/2/15	15,380
945	EUR	(0.169)% due 3/2/15	1,057
97,250,634	JPY	0.005% due 3/2/15	813,065
1,810	SGD	0.005% due 3/2/15	1,328
50	GBP	0.086% due 3/2/15	77
19,064	CAD	0.100% due 3/2/15	15,249
1,000	NOK	0.386% due 3/2/15	131
223,232	AUD	1.442% due 3/2/15	174,433
137	NZD	2.550% due 3/2/15	103
2,518,052		JPMorgan Chase & Co. — Nassau, 0.030% due 3/2/15	2,518,052
86,578	EUR	Wells Fargo — Grand Cayman, (0.169)% due 3/2/15	96,898

		TOTAL TIME DEPOSITS (Cost — $4,999,076)	4,999,076

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
U.S. GOVERNMENT AGENCIES — 0.5%
$1,000,000	Federal Home Loan Bank, Discount Notes, 0.065% due 3/25/15(f)	$999,957
200,000	Federal Home Loan Bank Discount Notes, 0.075% due 5/20/15(f)	199,966
200,000	Freddie Mac Discount Notes, 0.090% due 3/19/15(f)	199,991

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $1,399,914)	1,399,914

	TOTAL SHORT-TERM INVESTMENTS (Cost — $26,175,257)	26,194,875

	TOTAL INVESTMENTS — 106.0% (Cost — $290,955,455#)	283,523,413

	Liabilities in Excess of Other Assets — (6.0)%	(16,102,180)

	TOTAL NET ASSETS — 100.0%	$267,421,233

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to ‘‘qualified institutional buyers’’ pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2015.
(c)	Illiquid security.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.
^	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Abbreviations used in this schedule:
CDO	— Collateralized Debt Obligation
GMTN	— Global Medium Term Note
OTC	— Over The Counter
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits

Summary of Investments by Security Type^
Sovereign Bonds	47.4%
Corporate Bonds & Notes	28.5
Collateralized Mortgage Obligations	7.4
U.S. Government & Agency Obligations	6.1
Mortgage-Backed Securities	0.7
Asset-Backed Securities	0.4
Municipal Bonds	0.1
Purchased Options	0.0 **
Short-Term Investments	9.4

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

At February 28, 2015, International Fixed Income Investments had open exchange traded futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Australia Government 10-Year Bond March Futures	44	3/15	$4,525,604	$165,056
Euro-BTP June Futures	20	6/15	3,118,539	(2,686)
Euro-Bund June Futures	28	6/15	4,928,151	(783)
Euro-OAT March Futures	73	3/15	12,276,482	195,479
U.S. Treasury 10-Year Note June Futures	125	6/15	15,974,610	57,617

				414,683

Contracts to Sell:
3-Month EURIBOR June Futures	20	6/15	5,595,720	(4,337)
Canada Government 10-Year Bond June Futures	22	6/15	2,527,659	(28,611)
Japan Government 10-Year Bond March Futures	4	3/15	4,946,075	(13,460)
U.S. Treasury 5-Year Note June Futures	59	6/15	7,037,594	(32,727)
U.S. Treasury Long Bond June Futures	61	6/15	9,872,469	(51,805)
U.S. Treasury Ultra Long Bond June Futures	23	6/15	3,870,469	(91,641)

				(222,581)

Net Unrealized Gain on Open Futures Contracts				$192,102

At February 28, 2015, International Fixed Income Investments had deposited $558,623 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 28, 2015, International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	10,170,150	CITI	$7,946,957	3/3/15	$33,283
Australian Dollar	322,000	GSC	251,611	3/3/15	1,141
Brazilian Real	2,081,017	BCLY	733,011	3/3/15	(56,060)
Brazilian Real	615,129	BCLY	216,671	3/3/15	76
Brazilian Real	1,128	BNP	397	3/3/15	7
Brazilian Real	136,776	BNP	48,177	3/3/15	656
Brazilian Real	188,892	BOA	66,534	3/3/15	(5,845)
Brazilian Real	1,026,025	DUB	361,403	3/3/15	4,922
Brazilian Real	34,242	DUB	12,061	3/3/15	122
Brazilian Real	847,571	HSBC	298,546	3/3/15	4,066
Brazilian Real	1,018,674	JPM	358,814	3/3/15	4,887
Brazilian Real	710,415	UBS	250,235	3/3/15	(17,897)
Brazilian Real	367,157	BOA	128,001	4/2/15	1,001
Brazilian Real	615,129	DUB	214,450	4/2/15	1,882
Brazilian Real	847,571	HSBC	295,486	4/2/15	3,366
Brazilian Real	1,018,674	JPM	355,137	4/2/15	300

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Brazilian Real	1,709,678	UBS	$580,176	7/2/15	$(38,824)
British Pound	2,247,547	DUB	3,469,990	3/3/15	(16,866)
Canadian Dollar	16,268,448	BNP	13,012,677	3/3/15	(9,374)
Chilean Peso	21,808,500	DUB	35,209	4/15/15	209
Chilean Peso	12,477,700	JPM	20,145	4/15/15	49
Chinese Offshore Renminbi	282,128	BCLY	44,670	4/8/15	(330)
Chinese Onshore Renminbi	14,100,000	JPM	2,208,951	9/8/15	(87,466)
Colombian Peso	92,278,000	BNP	36,827	3/25/15	(173)
Colombian Peso	604,322,006	BNP	239,518	6/3/15	(23,059)
Colombian Peso	243,831,000	BOA	96,641	6/3/15	(5,359)
Colombian Peso	92,650,460	BOA	36,721	6/3/15	(1,279)
Colombian Peso	401,797,500	DUB	159,249	6/3/15	(9,751)
Euro	170,000	CITI	190,264	3/3/15	(2,886)
Euro	456,000	GSC	510,355	3/3/15	(9,976)
Euro	53,093,563	GSC	59,422,338	3/3/15	(942,430)
Euro	11,629,000	BOA	13,020,282	4/2/15	(184,168)
Hungarian Forint	72,760,540	JPM	268,391	4/30/15	6,813
Indian Rupee	3,940,310	BCLY	63,256	4/13/15	(144)
Indian Rupee	18,180,630	JPM	291,863	4/13/15	6,453
Indian Rupee	720,592	UBS	11,568	4/13/15	(32)
Indian Rupee	4,568,020	HSBC	72,198	6/26/15	238
Indonesian Rupiah	142,536,898	JPM	10,949	4/13/15	80
Indonesian Rupiah	847,473,095	UBS	65,098	4/13/15	(997)
Indonesian Rupiah	50,872,000	UBS	3,884	5/18/15	(116)
Indonesian Rupiah	634,305,000	UBS	48,428	5/18/15	(572)
Indonesian Rupiah	2,458,003,151	UBS	187,663	5/18/15	(3,087)
Indonesian Rupiah	12,725,000	UBS	972	5/18/15	(28)
Indonesian Rupiah	124,900,000	BCLY	9,532	5/20/15	(468)
Indonesian Rupiah	124,950,000	HSBC	9,536	5/20/15	(464)
Indonesian Rupiah	124,900,000	JPM	9,532	5/20/15	(468)
Indonesian Rupiah	1,040,760,000	JPM	79,338	5/26/15	(4,662)
Israeli New Shekel	526,799	BCLY	132,154	4/14/15	154
Israeli New Shekel	82,460	BOA	20,686	4/14/15	(314)
Japanese Yen	1,748,559,000	BNP	14,618,837	3/3/15	(11,326)
Japanese Yen	273,100,000	JPM	2,283,254	3/3/15	(45,299)
Japanese Yen	301,700,000	JPM	2,523,495	4/2/15	(5,958)
Japanese Yen	35,100,000	JPM	293,586	4/2/15	(2,072)
Malaysian Ringgit	2,850,063	BOA	786,340	4/13/15	(3,370)
Malaysian Ringgit	36,400	DUB	10,043	4/13/15	(130)
Mexican Peso	4,695,130	BNP	314,239	3/19/15	(10,706)
Mexican Peso	3,109,360	BOA	208,105	3/19/15	(10,875)
Mexican Peso	6,260,173	BOA	418,984	3/19/15	(13,587)
Mexican Peso	3,132,448	BOA	209,651	3/19/15	(8,221)
Mexican Peso	577,494	HSBC	38,651	3/19/15	(1,243)
Mexican Peso	4,589,263	JPM	306,437	4/22/15	(5,417)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Mexican Peso	285,040	DUB	$19,018	5/5/15	$18
Mexican Peso	1,477,000	SCB	98,547	5/5/15	(2,129)
Mexican Peso	3,159,000	UBS	210,773	5/5/15	516
New Zealand Dollar	2,167,000	JPM	1,638,901	3/3/15	67,250
New Zealand Dollar	6,521,135	UBS	4,931,933	3/3/15	22,627
Nigerian Naira	3,445,000	HSBC	15,371	2/10/16	2,371
Nigerian Naira	263,000	HSBC	1,173	2/10/16	173
Nigerian Naira	1,566,000	HSBC	6,987	2/10/16	987
Nigerian Naira	1,542,000	HSBC	6,880	2/10/16	880
Nigerian Naira	3,212,000	JPM	14,332	2/10/16	1,834
Philippine Peso	4,208,855	BCLY	95,063	5/18/15	1,377
Polish Zloty	705,000	SCB	189,724	4/30/15	(223)
Polish Zloty	264,716	BCLY	71,058	7/30/15	58
Polish Zloty	386,000	GSC	103,615	7/30/15	568
Polish Zloty	522,000	HSBC	140,121	7/30/15	515
Polish Zloty	1,388,646	JPM	372,757	7/30/15	2,974
Romanian New Leu	129,466	BCLY	32,665	4/30/15	(335)
Russian Ruble	930,000	BCLY	15,072	3/2/15	1,386
Russian Ruble	595,350	BCLY	9,648	3/2/15	(86)
Russian Ruble	1,549,050	BOA	25,104	3/2/15	(224)
Russian Ruble	4,183,000	BOA	67,790	3/2/15	4,755
Russian Ruble	10,549,715	BOA	170,970	3/2/15	12,756
Russian Ruble	860,600	DUB	13,947	3/2/15	(125)
Russian Ruble	12,657,715	JPM	205,133	3/2/15	(1,832)
Russian Ruble	4,666,250	JPM	69,817	8/26/15	677
South African Rand	8,188,000	JPM	694,982	4/30/15	(1,383)
Thai Baht	391,721	BCLY	12,056	5/18/15	97
Thai Baht	1,194,401	JPM	36,759	5/18/15	378
Thai Baht	32,154,407	JPM	989,608	5/18/15	13,753
Thai Baht	987,000	UBS	30,377	5/18/15	377
Thai Baht	1,520,975	UBS	46,811	5/18/15	468
Turkish Lira	352,000	BNP	139,272	3/30/15	(4,812)
Turkish Lira	2,911,805	HSBC	1,152,085	3/30/15	(75,334)
Turkish Lira	292,900	JPM	115,889	3/30/15	(7,760)

					(1,429,042)

Contracts to Sell:
Australian Dollar	6,899,635	BNP	5,391,376	3/3/15	57,155
Australian Dollar	1,513,000	BNP	1,182,259	3/3/15	(3,765)
Australian Dollar	79,000	GSC	61,730	3/3/15	(118)
Australian Dollar	2,000,515	HSBC	1,563,203	3/3/15	(9,203)
Australian Dollar	10,170,150	CITI	7,931,147	4/2/15	(31,547)
Brazilian Real	2,129,740	BCLY	750,172	3/3/15	(10,217)
Brazilian Real	566,406	BCLY	199,509	3/3/15	16,491
Brazilian Real	137,904	BNP	48,575	3/3/15	2,425

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Brazilian Real	188,892	BOA	$66,534	3/3/15	$(906)
Brazilian Real	615,129	DUB	216,671	3/3/15	(2,041)
Brazilian Real	113,526	DUB	39,988	3/3/15	2,012
Brazilian Real	53,900	DUB	18,986	3/3/15	1,014
Brazilian Real	34,242	DUB	12,061	3/3/15	(61)
Brazilian Real	146,503	DUB	51,604	3/3/15	1,396
Brazilian Real	96,968	DUB	34,155	3/3/15	845
Brazilian Real	847,571	HSBC	298,545	3/3/15	(3,584)
Brazilian Real	1,018,674	JPM	358,815	3/3/15	(568)
Brazilian Real	710,415	UBS	250,234	3/3/15	(3,408)
Brazilian Real	26,625	BCLY	9,282	4/2/15	1,719
Brazilian Real	1,078,869	BCLY	376,122	4/2/15	37,317
Brazilian Real	66,032	BOA	23,020	4/2/15	1,613
Brazilian Real	34,242	DUB	11,938	4/2/15	(114)
Brazilian Real	577,136	JPM	201,205	4/2/15	36,838
Brazilian Real	217,174	DUB	75,059	5/5/15	8,938
Brazilian Real	234,042	BOA	79,422	7/2/15	5,207
Brazilian Real	1,460,456	DUB	495,604	7/2/15	42,714
Brazilian Real	375,807	JPM	127,529	7/2/15	6,186
Brazilian Real	752,368	JPM	255,315	7/2/15	21,495
Brazilian Real	93,908	UBS	31,868	7/2/15	2,132
Brazilian Real	278,877	UBS	94,636	7/2/15	6,406
Brazilian Real	1,100,000	BNP	363,514	10/2/15	43,077
Brazilian Real	1,757,032	UBS	580,641	10/2/15	38,359
Brazilian Real	400,000	BNP	113,305	7/5/17	27,674
British Pound	744,547	BCLY	1,149,507	3/3/15	(21,507)
British Pound	656,000	GSC	1,012,799	3/3/15	(13,012)
British Pound	847,000	GSC	1,307,684	3/3/15	(19,179)
British Pound	410,000	BOA	632,850	4/2/15	3,398
British Pound	2,247,547	DUB	3,469,170	4/2/15	17,000
British Pound	11,231,000	BOA	17,334,893	4/7/15	(407,081)
Canadian Dollar	232,448	BNP	185,929	3/3/15	1,071
Canadian Dollar	154,000	BOA	123,181	3/3/15	326
Canadian Dollar	7,221,000	CITI	5,775,876	3/3/15	526,161
Canadian Dollar	1,584,000	CITI	1,266,997	3/3/15	87,224
Canadian Dollar	6,962,000	GSC	5,568,709	3/3/15	13,693
Canadian Dollar	115,000	HSBC	91,985	3/3/15	5,173
Canadian Dollar	16,268,448	BNP	13,006,871	4/2/15	9,553
Chilean Peso	1,869,750	DUB	3,024	3/25/15	(24)
Chilean Peso	5,624,100	DUB	9,096	3/25/15	(96)
Chilean Peso	15,600,000	HSBC	25,230	3/25/15	(230)
Chinese Onshore Renminbi	14,100,000	JPM	2,208,951	9/8/15	(76,948)
Colombian Peso	99,507,000	BCLY	39,439	6/3/15	1,561
Colombian Peso	83,860,000	DUB	33,237	6/3/15	1,763
Colombian Peso	42,806,000	DUB	16,966	6/3/15	34

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Colombian Peso	20,120,000	HSBC	$7,974	6/3/15	$26
Colombian Peso	174,492,000	JPM	69,159	6/3/15	4,841
Colombian Peso	367,685,000	UBS	145,729	6/3/15	5,271
Danish Krone	7,978,000	HSBC	1,205,246	10/1/15	20,933
Danish Krone	20,659,000	HSBC	3,120,979	10/1/15	72,853
Danish Krone	12,781,000	HSBC	1,930,840	10/1/15	51,108
Danish Krone	6,760,000	JPM	1,021,241	10/1/15	16,084
Danish Krone	31,228,000	HSBC	4,733,930	1/4/16	86,922
Danish Krone	13,304,000	HSBC	2,016,787	1/4/16	48,719
Danish Krone	34,885,000	JPM	5,288,303	1/4/16	126,093
Euro	1,423,000	BOA	1,592,623	3/3/15	8,039
Euro	119,000	CITI	133,184	3/3/15	1,492
Euro	172,000	GSC	192,503	3/3/15	1,711
Euro	15,266,000	GSC	17,085,714	3/3/15	191,778
Euro	3,085,844	HSBC	3,453,678	3/3/15	85,322
Euro	33,467,719	HSBC	37,457,086	3/3/15	611,942
Euro	186,000	JPM	208,171	3/3/15	3,741
Euro	1,929,000	GSC	2,159,784	4/2/15	32,362
Euro	133,000	GSC	148,912	4/2/15	433
Euro	53,093,563	GSC	59,445,625	4/2/15	938,703
Euro	54,942,000	BOA	61,518,720	4/7/15	519,808
Euro	170,000	HSBC	190,448	5/19/15	3,007
Hungarian Forint	5,497,960	BCLY	20,280	4/30/15	(280)
Hungarian Forint	7,143,570	BOA	26,350	4/30/15	(350)
Hungarian Forint	5,683,650	DUB	20,965	4/30/15	35
Indian Rupee	2,146,420	DUB	34,481	4/10/15	(481)
Indian Rupee	16,773,048	SCB	265,099	6/26/15	676
Indonesian Rupiah	52,600,000	DUB	4,040	4/13/15	(40)
Indonesian Rupiah	289,201,000	JPM	22,215	4/13/15	(215)
Indonesian Rupiah	2,804,570,000	JPM	214,122	5/18/15	3,878
Israeli New Shekel	1,354,897	BOA	339,892	4/14/15	2,531
Japanese Yen	1,534,759,000	BOA	12,831,360	3/3/15	131,624
Japanese Yen	10,617,000	BOA	88,763	3/3/15	911
Japanese Yen	121,900,000	JPM	1,019,145	3/3/15	16,546
Japanese Yen	365,000,000	JPM	3,051,584	3/3/15	18,562
Japanese Yen	1,748,559,000	BNP	14,625,390	4/2/15	10,859
Malaysian Ringgit	2,229,162	BCLY	615,032	4/13/15	(5,388)
Malaysian Ringgit	156,004	JPM	43,042	4/13/15	(42)
Mexican Peso	3,832,461	BOA	255,706	5/5/15	1,294
Mexican Peso	751,910	DUB	50,168	5/5/15	(168)
Mexican Peso	667,508	DUB	44,537	5/5/15	463
Mexican Peso	1,932,000	UBS	128,905	5/5/15	2,186
New Zealand Dollar	2,141,186	BCLY	1,619,379	3/3/15	(28,379)
New Zealand Dollar	374,949	JPM	283,574	3/3/15	(8,574)
New Zealand Dollar	6,172,000	SOG	4,667,882	3/3/15	(92,300)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
New Zealand Dollar	6,521,135	UBS	$4,915,409	4/2/15	$(20,325)
Norwegian Krone	12,780,000	GSC	1,663,229	8/12/15	14,225
Peruvian Sol	29,840	JPM	9,594	4/1/15	406
Peruvian Sol	36,471	JPM	11,726	4/1/15	479
Peruvian Sol	64,470	UBS	20,727	4/1/15	273
Peruvian Sol	63,160	BNP	20,029	7/2/15	(29)
Peruvian Sol	31,580	DUB	10,015	7/2/15	(15)
Philippine Peso	397,674	BCLY	8,982	5/18/15	18
Polish Zloty	75,000	JPM	20,183	4/30/15	(15)
Polish Zloty	787,877	BOA	211,491	7/30/15	(491)
Polish Zloty	302,000	HSBC	81,067	7/30/15	(359)
Polish Zloty	259,000	HSBC	69,524	7/30/15	932
Polish Zloty	7,188,000	HSBC	1,929,490	7/30/15	(5,868)
Polish Zloty	110,000	JPM	29,527	7/30/15	38
Romanian New Leu	149,179	BOA	37,639	4/30/15	361
Romanian New Leu	337,314	DUB	85,107	4/30/15	(662)
Russian Ruble	595,350	BCLY	9,648	3/2/15	(648)
Russian Ruble	930,000	BCLY	15,071	3/2/15	135
Russian Ruble	1,549,050	BOA	25,104	3/2/15	(2,104)
Russian Ruble	14,732,715	BOA	238,761	3/2/15	2,132
Russian Ruble	860,600	DUB	13,947	3/2/15	(947)
Russian Ruble	7,263,465	JPM	117,712	3/2/15	(3,327)
Russian Ruble	4,987,750	JPM	80,832	3/2/15	(9,832)
Russian Ruble	406,500	JPM	6,588	3/2/15	(588)
Russian Ruble	1,643,200	BCLY	26,125	4/14/15	(125)
Russian Ruble	10,549,715	BOA	167,727	4/14/15	(12,641)
South African Rand	6,851,771	BCLY	581,566	4/30/15	3,740
South African Rand	491,576	BCLY	41,724	4/30/15	276
South African Rand	2,441,183	BOA	207,203	4/30/15	1,797
South African Rand	299,970	HSBC	25,461	4/30/15	539
South African Rand	836,778	JPM	71,024	4/30/15	(24)
Swedish Krona	9,130,000	CITI	1,097,716	8/12/15	(5,017)
Swedish Krona	37,910,000	JPM	4,557,986	8/12/15	(32,053)
Swiss Franc	120,000	GSC	126,315	5/12/15	3,903
Thai Baht	1,332,500	BCLY	41,010	5/18/15	(10)
Thai Baht	4,353,241	HSBC	133,979	5/18/15	(1,979)
Turkish Lira	106,000	BCLY	41,940	3/30/15	533
Turkish Lira	579,613	BOA	229,330	3/30/15	8,670
Turkish Lira	152,805	JPM	59,963	4/30/15	180

					3,250,475

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$1,821,433

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

At February 28, 2015, International Fixed Income Investments deposited cash collateral with brokers in the amount of $1,405,147 for open centrally cleared interest rate swap contracts. This amount is disclosed within “Deposits with counterparty” within the Statement of Assets and Liabilities for the respective Fund.

At February 28, 2015, International Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	10.910%	01/02/2017	BOA	BRL 1,200,000	$6,780	$4,280	$2,500
Receive	BRL-CDI-Compounded	11.500%	01/04/2021	DUB	BRL 100,000	529	617	(88)
Receive	BRL-CDI-Compounded	11.510%	01/04/2021	BNP	BRL 200,000	1,034	—	1,034
Receive	BRL-CDI-Compounded	11.610%	01/02/2018	BNP	BRL 300,000	(1,592)	(775)	(817)
Pay	BRL-CDI-Compounded	11.610%	01/02/2018	BOA	BRL 1,000,000	(5,307)	(3,994)	(1,313)
Pay	BRL-CDI-Compounded	11.610%	01/02/2018	JPM	BRL 1,300,000	(6,898)	(1,894)	(5,004)
Pay	BRL-CDI-Compounded	11.610%	01/02/2018	UBS	BRL 1,000,000	(5,306)	(1,326)	(3,980)
Pay	BRL-CDI-Compounded	11.680%	01/04/2021	BNP	BRL 100,000	291	81	210
Receive	BRL-CDI-Compounded	12.055%	01/04/2021	BNP	BRL 900,000	(1,426)	(3,126)	1,700
Receive	BRL-CDI-Compounded	12.255%	01/02/2017	UBS	BRL 300,000	(713)	(404)	(309)
Receive	BRL-CDI-Compounded	12.255%	01/02/2017	BNP	BRL 700,000	(1,665)	(385)	(1,280)
Receive	BRL-CDI-Compounded	12.360%	01/02/2018	BNP	BRL 1,000,000	236	1,591	(1,355)
Pay	BRL-CDI-Compounded	12.360%	01/02/2018	DUB	BRL 800,000	188	(7,989)	8,177
Pay	BRL-CDI-Compounded	12.360%	01/02/2018	UBS	BRL 2,800,000	661	(3,940)	4,601
Pay	BRL-CDI-Compounded	12.985%	01/02/2018	BNP	BRL 100,000	433	—	433
Pay	Colombia IBR Overnight Interbank	5.310%	08/29/2019	BOA	COP 200,000,000	2,244	—	2,244
Receive	Colombia IBR Overnight Interbank	6.120%	10/16/2024	DUB	COP 66,000,000	765	—	765
Pay	Colombia IBR Overnight Interbank	6.200%	03/21/2024	HSBC	COP 120,000,000	2,002	—	2,002
Pay	28-Day MXN TIIE Banxico	6.000%	09/02/2022	HSBC	MXN 7,400,000	11,399	(344)	11,743
Pay	6-Month PLN-WIBOR	2.500%	12/17/2024	JPM	PLN 400,000	4,831	1,320	3,511
Pay	6-Month Thailand Fixing Rate	2.505%	01/28/2025	HSBC	THB 1,100,000	(520)	—	(520)
Pay	6-Month Thailand Fixing Rate	2.580%	01/29/2025	DUB	THB 800,000	(220)	—	(220)
Pay	6-Month Thailand Fixing Rate	3.410%	01/15/2021	DUB	THB 4,200,000	7,523	—	7,523
Pay	6-Month Thailand Fixing Rate	3.410%	01/21/2021	DUB	THB 750,000	1,329	—	1,329
Pay	3-Month ZAR-SAJIBOR	7.500%	12/17/2019	BCLY	ZAR 1,300,000	2,441	439	2,002
Pay	3-Month ZAR-SAJIBOR	7.500%	12/17/2024	HSBC	ZAR 1,000,000	(64)	(425)	361
Receive	3-Month ZAR-SAJIBOR	7.750%	12/17/2019	HSBC	ZAR 400,000	(1,117)	15	(1,132)
Pay	3-Month ZAR-SAJIBOR	8.000%	12/18/2023	BCLY	ZAR 3,400,000	11,333	(113)	11,446

						$29,191	$(16,372)	$45,563

At February 28, 2015, International Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	6-Month EURIBOR	1.250%	03/18/2025	CITI	EUR 3,700,000	$(6,989)
Receive	6-Month EURIBOR	2.000%	03/18/2045	CITI	EUR 4,100,000	(545,764)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025	CITI	GBP 500,000	25,336
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035	CITI	JPY 80,000,000	(2,365)
Pay	6-Month JPY-LIBOR	1.250%	06/17/2035	CSFB	JPY 60,000,000	(2,670)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	CITI	JPY 3,860,000,000	$(123,768)
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044	CITI	JPY 150,000,000	19,044
Pay	28-Day MXN TIIE Banxico	5.630%	10/11/2021	CSFB	MXN 3,100,000	(2,371)
Receive	28-Day MXN TIIE Banxico	5.665%	01/23/2025	CSFB	MXN 2,400,000	2,349
Pay	28-Day MXN TIIE Banxico	5.840%	09/14/2021	CSFB	MXN 2,500,000	4,898
Pay	28-Day MXN TIIE Banxico	7.380%	02/09/2029	CSFB	MXN 500,000	1,980
Pay	6-Month PLN-WIBOR	2.000%	09/16/2025	CITI	PLN 21,300,000	19,415
Pay	6-Month PLN-WIBOR	2.000%	09/16/2025	CSFB	PLN 200,000	182
Pay	3-Month SEK-STIBOR-SIDE	1.000%	03/18/2025	CITI	SEK 22,700,000	(22,818)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017	CITI	USD 52,700,000	74,923
Receive	3-Month USD-LIBOR	1.500%	06/19/2020	CITI	USD 1,600,000	12,666
Receive	3-Month USD-LIBOR	2.500%	06/18/2021	CITI	USD 7,600,000	(300,542)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021	CITI	USD 9,000,000	(174,594)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	CSFB	USD 100,000	(25,070)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024	CITI	USD 5,100,000	52,442
Pay	3-Month ZAR-SAJIBOR	7.750%	09/16/2025	CSFB	ZAR 200,000	19

						$(993,697)

At February 28, 2015, International Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at 2/28/15 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
American General Finance Corp., B	(1.820%	)	12/20/2017	RBS	1.824%	USD 1,000,000	$(3,380)	$—	$(3,380)
First Energy, BBB-	(0.940%	)	06/20/2017	RBS	0.329%	USD 1,000,000	(15,921)	—	(15,921)
Starwood Hotels & Resorts World, BBB	(1.490%	)	06/20/2018	BOA	0.402%	USD 1,000,000	(38,531)	—	(38,531)
UST Inc., Baa1	(0.720%	)	03/20/2018	GSC	0.105%	USD 500,000	(10,070)	—	(10,070)

							$(67,902)	$—	$(67,902)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/28/15 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond, BBB-	1.000%	03/20/2015	HSBC	0.622%	USD 100,000	$219	$457	$(238)
Colombia Government International, BBB	1.000%	03/20/2016	DUB	0.441%	USD 100,000	795	601	194
Colombia Government International, BBB	1.000%	06/20/2019	BCLY	1.189%	USD 100,000	(587)	439	(1,026)
France Government 20 Year Bond, AA	0.250%	03/20/2020	JPM	0.000%	USD 2,000,000	(10,766)	(19,981)	9,215
France Government 20 Year Bond, AA	0.250%	03/20/2020	CITI	0.000%	USD 4,000,000	(21,531)	(37,704)	16,173
France Government 20 Year Bond, AA	0.250%	03/20/2020	GSC	0.000%	USD 6,500,000	(34,987)	(66,124)	31,137

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/28/15 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japan Government 20 Year Bond, AA-	1.000%	03/20/2016	RBS	0.107%	USD 5,000,000	$57,719	$10,601	$47,118
Japan Government 20 Year Bond, AA-	1.000%	03/20/2016	GSC	0.107%	USD 3,100,000	35,785	(31,831)	67,616
South Africa Government International, BBB-	1.000%	06/20/2015	BOA	0.427%	USD 400,000	1,508	2,329	(821)
South Africa Government International, BBB-	1.000%	09/20/2015	BOA	0.515%	USD 100,000	472	590	(118)
U.S. Treasury Notes, AA+	0.250%	06/20/2016	BNP	0.121%	EUR 700,000	$1,731	$(7,057)	$8,788

						$30,358	$(147,680)	$178,038

At February 28, 2015, International Fixed Income Investments held the following OTC cross currency swap contracts:

OTC Cross-Currency Swaps

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received(6)	Notional Amount of Currency Delivered (6)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Floating rate equal to 3-Month USD- LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	06/17/2020	BNP	USD 7,912	EUR 6,000	$(1,117,996)	$(443,480)	$(674,516)
Floating rate equal to 3-Month USD- LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	06/17/2025	BNP	USD 3,910	EUR 3,400	(60,315)	6,970	(67,285)
Floating rate equal to 3-Month USD- LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	06/17/2020	BOA	USD 1,362	EUR 1,100	(116,224)	—	(116,224)
Floating rate equal to 3-Month USD- LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	06/17/2025	BOA	USD 880	EUR 760	(19,562)	(1,634)	(17,928)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	06/17/2020	CITI	USD 1,725	EUR 1,400	$(139,521)	$—	$(139,521)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	06/17/2025	CITI	USD 1,639	EUR 1,410	(42,639)	(6,836)	(35,803)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	06/17/2020	DUB	USD 4,461	EUR 3,600	(384,508)	—	(384,508)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	06/17/2020	GSC	USD 7,057	EUR 5,700	(602,249)	—	(602,249)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CHF-LIBOR less 0.220% based on the notional amount of currency delivered	12/15/2016	UBS	USD 4,022	EUR 3,700	(125,905)	(3,276)	(122,629)

						$(2,608,919)	$(448,256)	$(2,160,663)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At February 28, 2015, International Fixed Income Investments held the following written options contracts:

Notional Amount		Security Name	Counterparty	Expiration Date	Strike Price	Value
Germany
17		Euro-Bund June Futures, Put	UBS	5/22/15	$152.00	$3,995
22		Euro-Bund June Futures, Put	CSFB	5/22/15	152.00	5,171

		Total Germany				9,166

United States
100,000	EUR	OTC Euro versus U.S. Dollar, Put	BOA	3/6/15	1.18	5,309
100,000	EUR	OTC Euro versus U.S. Dollar, Call	BOA	3/6/15	1.23	0
300,000	EUR	OTC Euro versus U.S. Dollar, Call	UBS	3/11/15	1.16	75
400,000	EUR	OTC Euro versus U.S. Dollar, Call	BOA	3/11/15	1.16	100
$58,000		OTC U.S. Dollar versus Brazilian Real, Call	BOA	6/15/15	2.64	6,228
200,000		OTC U.S. Dollar versus Indian Rupee, Call	JPM	4/24/15	62.33	2,196
200,000		OTC U.S. Dollar versus Japanese Yen, Put	UBS	4/15/15	115.00	423
100,000		OTC U.S. Dollar versus Japanese Yen, Call	BCLY	4/15/15	121.00	742
2,000,000		OTC U.S. Dollar versus Japanese Yen, Put	HSBC	4/30/15	116.95	12,884
2,700,000		OTC U.S. Dollar versus Japanese Yen, Put	BCLY	4/30/15	116.95	17,393
46,000		OTC U.S. Dollar versus Japanese Yen, Put	JPM	2/18/16	91.00	46
100,000		OTC U.S. Dollar versus Japanese Yen, Put	BOA	9/8/16	93.00	351
1,000,000		OTC U.S. Dollar versus Japanese Yen, Put	CITI	9/8/16	96.00	4,794
2,100,000		OTC U.S. Dollar versus Japanese Yen, Put	BCLY	9/8/16	97.00	11,193
180,000		OTC U.S. Dollar versus Japanese Yen, Put	BOA	2/28/19	80.00	1,903

		Total United States				63,637

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $139,658)				$72,803

International Fixed Income Investments	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2014	4,128,000	$109,364
Options written	18,123,000	232,847
Options closed	(2,364,000)	(133,354)
Options expired	(10,303,000)	(69,199)

Options contracts written, outstanding at February 28, 2015	9,584,000	$139,658

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

At February 28, 2015, International Fixed Income Investments held the following forward sale commitments:

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA):
$5,000,000	3.500% due 3/1/45(a)	$5,240,527
1,000,000	4.000% due 3/1/45(a)	1,069,230
14,000,000	4.500% due 3/1/45(a)	15,218,220
10,000,000	4.000% due 4/1/45(a)	10,670,429

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $32,137,852)	$32,198,406

(a)	This security is traded on a TBA basis (see Note 1).

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

Counterparty Abbreviations used in this schedule:
BCLY	— Barclays Bank PLC
BNP	— BNP Paribas SA
BOA	— Bank of America
CITI	— Citigroup Global Markets Inc.
CSFB	— Credit Suisse Securities (USA) LLC
DUB	— Deutsche Bank AG
GSC	— Goldman Sachs & Co.
HSBC	— HSBC Bank USA
JPM	— JPMorgan Chase & Co.
RBS	— Royal Bank of Scotland PLC
SCB	— Standard Chartered Bank
SOG	— Societe Generale SA
UBS	— UBS Securities LLC

See Notes to Financial Statements.

Schedules on Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS — 96.6%
California — 12.3%
$1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	$1,297,080
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,247,106
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,285,680
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,674,975
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Revenue Bonds, Series C-2, 5.000% due 5/1/21	1,727,220
1,230,000	Aa1(b)	Santa Monica-Malibu, CA, Unified School District, GO, Election of 2006, Series A, Prerefunded 8/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 8/1/26(a)	1,362,643

		Total California	9,594,704

Colorado — 13.0%
1,435,000	AA	City of Colorado Springs CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,652,029
2,165,000	AA+	City of Longmont, CO, Revenue Bonds, 5.250% due 5/15/17	2,344,695
		Colorado Health Facilities Authority, Revenue Bonds:
1,000,000	A	Catholic Health Initiatives, 5.250% due 2/1/31	1,127,890
1,500,000	AA-	Sisters of Charity of Leavenworth, Inc., 5.000% due 1/1/44	1,687,680
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,254,250
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,049,220

		Total Colorado	10,115,764

District of Colombia — 3.8%
2,500,000	AAA	District of Columbia, Revenue Bonds, Income Tax Revenue, Series A, 5.000% due 12/1/28	2,917,525

Florida — 2.9%
1,000,000	A	City of Jacksonville FL, Revenue Bonds, Better Jacksonville, 5.000% due 10/1/21	1,125,840
1,000,000	A+	County of Miami-Dade, FL - Water & Sewer System Revenue, Revenue Bonds, XLCA-Insured, 5.000% due 10/1/21	1,108,180

		Total Florida	2,234,020

Georgia — 5.6%
2,000,000	AA	Augusta GA Water & Sewerage Revenue, Revenue Bonds, AGM-Insured, 5.000% due 10/1/21	2,237,620
1,800,000	A	Municipal Electric Authority of Georgia, Revenue Bonds, Series B, 5.000% due 1/1/20	2,092,140

		Total Georgia	4,329,760

Illinois — 3.0%
		Illinois Finance Authority, Revenue Bonds:
1,000,000	A	Bradley University Projects, XLCA-Insured, 5.000% due 8/1/34	1,079,500
1,095,000	A2(b)	DePaul University, Series A, 5.375%, due 10/1/19	1,271,394

		Total Illinois	2,350,894

Kansas — 1.4%
1,065,000	AA+	Kansas Development Finance Authority, Revenue Bonds, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,094,170

Massachusetts — 3.1%
1,000,000	AAA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,300,500
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,120,260

		Total Massachusetts	2,420,760

See Notes to Financial Statements.

Schedules on Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Michigan — 2.5%
$1,750,000	AA	Kalamazoo Hospital Finance Authority, Revenue Bonds, Bronson Hospital, Series A, AGM-Insured, 5.000% due 5/15/26	$1,937,582

Minnesota — 0.0%
14,336	AA+	Minneapolis & St. Paul, MN, Housing Finance Board, Revenue Bonds, CityLiving Home Programs, Series A- 3, GNMA & FNMA-Insured, 5.700% due 4/1/27.	14,750

New Jersey — 4.2%
1,340,000	Aa3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,673,620
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AtlantiCare Regional Medical Centre, 5.000% due 7/1/27	1,626,315

		Total New Jersey	3,299,935

North Carolina — 2.9%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, 5.000% due 1/1/26	2,257,640

Oregon — 2.1%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,613,091

Pennsylvania — 2.9%
2,000,000	A+	Monroeville Finance Authority, Revenue Bonds, Series B, 5.000% due 7/1/39	2,261,200

South Dakota — 2.1%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax, Revenue Bonds, Series A-1, NPFG-Insured, 4.750% due 11/15/36	1,628,775

Tennessee — 1.4%
1,000,000	BBB+	Knox County Health Educational & Housing Facility Board, Revenue Bonds, University Health System, 5.250% due 4/1/36	1,049,860

Texas — 16.9%
1,000,000	AA	City of Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,099,720
2,000,000	AAA	Keller, TX, Independent School District, GO, PSF-GTD-Insured, 4.750% due 8/15/32	2,164,640
2,500,000	AAA	North East, TX, Independent School District, PSF-GTD-Insured, 5.250% due 2/1/30	3,228,075
2,000,000	AA	Round Rock, TX, Independent School District, GO, 5.000% due 8/1/33	2,251,620
		Texas Transportation Commission State Highway Fund, Revenue Bonds,
1,000,000	AAA	5.000%, due 4/1/27	1,084,960
2,575,000	AAA	5.250%, due 4/1/26	3,302,283

		Total Texas	13,131,298

Utah — 2.9%
2,000,000	AA	Utah State University of Agriculture & Applied Science, Revenue Bonds, Student Building Fee, Series B, 5.000% due 12/1/44	2,251,180

Washington — 8.0%
2,000,000	AA+	King County, School District No. 210 Federal Way, GO, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,224,420
2,000,000	AA+	State of Washington, GO, Series A, Prerefunded 7/1/18 @ 100, 5.000% due 7/1/22(a)	2,267,280
1,500,000	A	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,701,660

		Total Washington	6,193,360

Wisconsin — 5.6%
2,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	2,951,775
1,340,000	BBB	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Divine Savior Health Care, Inc., 5.500% due 5/1/26	1,403,034

		Total Wisconsin	4,354,809

		TOTAL MUNICIPAL BONDS (Cost — $68,559,356)	75,051,077

See Notes to Financial Statements.

Schedules on Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
SHORT-TERM INVESTMENTS — 2.8%
TIME DEPOSITS — 2.8%
$2,200,145		JPMorgan Chase & Co. — Nassau, 0.030% due 3/2/15 (Cost — $2,200,145)	$2,200,145

		TOTAL INVESTMENTS — 99.4% (Cost — $70,759,501#)	77,251,222

		Other Assets in Excess of Liabilities — 0.6%	501,032

		TOTAL NET ASSETS — 100.0%	$77,752,254

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Bond Assurance Corporation
FGIC	— Financial Guarantee Insurance Company
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NPFG	— National Public Finance Guarantee Corp.
PSF-GTD	— Permanent School Fund Guaranteed
XLCA	— XL Capital Assurance Inc.

See pages 135 and 136 for definitions of ratings.

Summary of Investments by Industry^
Education	29.2%
Health Care Providers & Services	19.2
General Obligation	16.4
Transportation	11.2
Water and Sewer	6.0
Power	5.6
Airport	4.4
Utilities	2.2
Development	1.6
Public Facilities	1.4
Single Family Housing	0.0 **
Short-Term Investments	2.8

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%.

See Notes to Financial Statements.

Schedules on Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 99.3%
CERTIFICATES OF DEPOSIT — 29.1%
$10,000,000	Bank of Montreal/Chicago IL, 0.251% due 8/7/15(c)	$10,000,000
10,000,000	Bank of Nova Scotia, 0.220% due 4/13/15	10,000,000
10,000,000	Rabobank Nederland (New York), 0.280% due 7/6/15	10,000,000
15,000,000	Credit Agricole North America Inc., 0.140% due 3/16/15	15,000,000
10,000,000	Credit Industrial et Commercial NY Branch, 0.200% due 3/18/15	10,000,000
12,000,000	Mizuho Bank LTD, 0.240% due 5/19/15	12,000,000
6,000,000	Sumitomo Mitsui Banking Corp., 0.240% due 3/10/15	6,000,150
10,000,000	Sumitomo Mitsui Trust, 0.250% due 4/21/15	10,000,000
10,000,000	Wells Fargo Bank N.A., 0.282% due 10/9/15(c)	10,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $93,000,150)	93,000,150

COMMERCIAL PAPER — 42.0%
13,000,000	American Honda Finance, 0.150% due 3/25/15(b)	12,998,700
15,000,000	Autobahn Funding Co. LLC, 0.100% due 3/2/15(a)(b)	14,999,958
15,000,000	Barclays U.S. Funding Corp., 0.120% due 3/2/15(a)(b)	14,999,950
10,000,000	BNP Paribas Finance Inc., 0.250% due 5/27/15(b)	9,993,958
12,000,000	Coca-Cola Co., 0.150% due 4/13/15(a)(b)	11,997,850
5,000,000	Collateralized Commercial Paper Co. LLC, 0.301% due 6/16/15(b)	4,995,542
6,000,000	JPMorgan Securities LLC, 0.270% due 4/7/15(b)	5,998,335
15,000,000	Natixis New York Branch, 0.230% due 3/2/15(b)	14,999,979
12,000,000	Old Line Funding Corp., 0.220% due 5/18/15(a)(b)	11,994,280
7,000,000	Svenska Handelsbanken AB, 0.200% due 3/19/15(a)(b)	6,999,300
12,000,000	Swedbank, 0.275% due 8/4/15(b)	11,985,700
12,000,000	Toyota Motor Credit Corp., 0.130% due 3/5/15(b)	11,999,827

	TOTAL COMMERCIAL PAPER (Cost — $133,963,379)	133,963,379

TIME DEPOSITS — 0.2%
188	BBH — Grand Cayman, 0.030% due 3/2/15	188
481,260	JPMorgan Chase & Co. — Nassau, 0.030% due 3/2/15	481,260

	TOTAL TIME DEPOSITS (Cost — $481,448)	481,448

U.S. GOVERNMENT AGENCIES — 28.0%
74,399,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.000% due 3/2/15(b)	74,399,000
15,000,000	FNMA Discount Notes, 0.180% due 9/1/15(b)	14,986,200

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $89,385,200)	89,385,200

	TOTAL SHORT-TERM INVESTMENTS (Cost — $316,830,177)	316,830,177

	TOTAL INVESTMENTS — 99.3% (Cost — $316,830,177#)	316,830,177

	Cash and Other Assets in Excess of Liabilities — 0.7%	2,277,250

	TOTAL NET ASSETS — 100.0%	$319,107,427

(a)	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidance approved by the Board of Trustees, unless otherwise noted.
(b)	Rate shown represents yield-to-maturity.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2015.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P	— Preliminary rating.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Ratings

(unaudited) (continued)

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

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Statements of Assets and Liabilities

February 28, 2015 (unaudited)

	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Growth Investments
ASSETS:
Investments, at value[1,2]	$1,841,488,202	$1,458,998,201	$366,189,665
Foreign Currency, at value[3]	—	—	—
Cash	—	1,240	248
Receivable for securities sold	30,563,738	14,756,340	10,162,803
Dividends and interest receivable	1,902,238	3,958,201	83,955
Receivable for manager waiver	—	—	—
Receivable for Fund shares sold	122,569	593,789	191,532
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open future contracts (Note 1)	—	—	—
Swap contracts, at value (Note 1)	—	—	—
Deposits with counterparty	—	—	—
Prepaid expenses	53,043	44,183	14,207

Total Assets	1,874,129,790	1,478,351,954	376,642,410

LIABILITIES:
Payable for reverse repurchase agreements	—	—	—
Payable for collateral received from securities on loan	28,369,184	37,657,674	52,077,363
Payable for Fund shares repurchased	3,228,496	2,460,515	522,431
Payable for securities purchased	7,401,981	10,419,897	8,900,052
Investment management fee payable	799,628	624,091	181,628
Transfer agent fees payable	26,279	26,996	5,393
Custody fee payable	57,354	52,309	14,832
Trustees’ fees payable	55,300	43,231	11,051
Variation margin on open swap contracts (Note 1)	—	—	—
Due to custodian	3,336,802	—	—
Forward sale commitments, at value (proceeds received )[4] (Note 1)	—	—	—
Options contracts written, at value (premiums received )[5] (Note 1)	—	—	—
Swap contracts, at value (Note 1)	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Distributions payable	—	—	—
Accrued expenses	63,052	70,613	73,772

Total Liabilities	43,338,076	51,355,326	61,786,522

Total Net Assets	$1,830,791,714	$1,426,996,628	$314,855,888

NET ASSETS:
Par value (Note 4)	$85,619	$106,424	$12,439
Paid-in capital in excess of par value	1,141,557,700	1,323,008,420	217,485,214
Accumulated net investment loss and dividends in excess of net investment income	—	—	(625,889)
Undistributed net investment income	3,879,460	4,211,841	—
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	42,574,396	(222,880,037)	20,102,858
Net unrealized appreciation (depreciation) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	642,694,539	322,549,980	77,881,266

Total Net Assets	$1,830,791,714	$1,426,996,628	$314,855,888

Shares Outstanding	85,618,778	106,424,052	12,438,668

Net Asset Value	$21.38	$13.41	$25.31

[1] Investments, at cost	$1,198,793,663	$1,136,448,221	$288,308,399

[2] Includes securities on loan	$27,485,198	$37,033,056	$50,714,257

[3] Foreign currency, at cost	$—	$—	$—

[4] Proceeds received	$—	$—	$—

[5] Premiums received	$—	$—	$—

*	Value represents amortized cost.

See Notes to Financial Statements.

Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments	Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments

$290,672,112	$1,111,916,995	$342,397,464	$870,280,865	$248,307,030	$283,523,413	$77,251,222	$316,830,177	*
—	2,987,342	297,056	702,647	—	251,002	—	—
300	—	413	542,094	259	102	58	—
1,292,762	21,758,898	1,100,298	94,727,104	2,150,681	60,548,576	—	—
326,055	2,401,959	526,462	4,484,491	4,426,995	3,027,377	773,428	38,130
—	—	—	—	—	—	—	7,300
113,092	683,181	550,300	277,121	192,717	142,762	12,808	3,254,459
—	—	—	3,407,982	—	4,293,860	—	—
—	—	—	434,038	—	195,460	—	—
—	—	—	412,121	—	152,248	—	—
—	—	—	663,337	—	1,854,540	—	—
15,129	37,692	18,223	18,968	10,661	11,466	8,237	13,059

292,419,450	1,139,786,067	344,890,216	975,950,768	255,088,343	354,000,806	78,045,753	320,143,125

—	—	—	3,069,125	—	—	—	—
16,185,410	16,744,305	10,489,182	1,764,284	5,901,489	—	—	—
368,848	1,302,953	509,082	749,998	438,208	500,867	229,940	918,771
1,083,852	10,521,118	1,101,271	191,526,708	1,652,787	46,466,321	—	—
159,295	547,072	191,756	225,148	98,298	98,732	23,241	18,813
7,340	22,947	8,824	18,586	3,791	5,048	1,678	5,459
14,544	82,473	68,573	91,714	20,919	28,016	6,263	13,607
8,224	20,540	32,779	49,806	5,329	16,186	4,834	16,282
—	—	—	549,216	—	6,690	—	—
—	37,744	—	—	—	—	—	108
—	—	—	427,692	—	32,198,406	—	—
—	—	—	182,839	—	72,803	—	—
—	—	—	948,535	—	2,769,520	—	—
—	—	—	1,690,724	—	2,472,427	—	—
—	—	—	1,425,000	—	1,870,000	—	—
—	14,782	46,692	—	—	—	—	—
—	—	—	437	442	—	31	39
59,576	71,949	165,211	104,420	53,530	74,557	27,512	62,619

17,887,089	29,365,883	12,613,370	202,824,232	8,174,793	86,579,573	293,499	1,035,698

$274,532,361	$1,110,420,184	$332,276,846	$773,126,536	$246,913,550	$267,421,233	$77,752,254	$319,107,427

$20,320	$95,783	$26,058	$92,014	$59,396	$33,837	$7,976	$319,112
210,488,191	1,295,524,705	319,900,573	749,594,472	268,384,514	266,140,300	70,880,299	318,792,318
—	—	—	(6,228,160)	—	(8,336,367)	—	—
952,162	3,330,048	217,325	—	183,273	—	340,027	228
7,593,845	(249,822,383)	(14,984,836)	3,882,509	(18,450,509)	15,177,545	32,231	(4,231)
55,477,843	61,292,031	27,117,726	25,785,701	(3,263,124)	(5,594,082)	6,491,721	—

$274,532,361	$1,110,420,184	$332,276,846	$773,126,536	$246,913,550	$267,421,233	$77,752,254	$319,107,427

20,319,810	95,782,319	26,058,208	92,014,389	59,395,999	33,837,041	7,975,453	319,111,967

$13.51	$11.59	$12.75	$8.40	$4.16	$7.90	$9.75	$1.00

$235,194,269	$1,050,533,896	$315,206,231	$846,305,709	$251,570,154	$290,955,455	$70,759,501	$316,830,177

$15,748,173	$15,923,714	$9,597,567	$1,741,932	$5,661,760	$—	$—	$—

$—	$2,989,468	$295,345	$781,722	$—	$250,002	$—	$—

$—	$—	$—	$426,563	$—	$32,137,852	$—	$—

$—	$—	$—	$441,062	$—	$139,658	$—	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2015 (unaudited)

	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Growth Investments
INVESTMENT INCOME:

Dividends	$9,929,313	$16,664,645	$607,460
Interest	7,266	8,864	1,744
Income from securities lending	23,894	25,508	45,451
Miscellaneous income	49	—	—
Less: Foreign taxes withheld	(62,085)	(141,936)	(1,006)

Total Investment Income	9,898,437	16,557,081	653,649

EXPENSES:

Investment management fee (Note 2)	5,253,880	4,218,964	1,171,167
Transfer agent fees	85,065	77,418	15,616
Custody fees	213,330	189,512	44,276
Trustees’ fees	124,069	105,733	22,718
Shareholder reports	51,455	49,450	46,908
Insurance	24,718	24,428	5,980
Audit and tax	28,878	25,752	23,597
Legal fees	13,302	11,098	10,452
Registration fees	9,522	9,522	9,521
Miscellaneous expenses	14,371	10,346	3,181
Interest expense	—	—	—

Total Expenses	5,818,590	4,722,223	1,353,416
Less: Fee waivers and/or expense reimbursement (Note 2)	—	(30,216)	(5,104)

Net Expenses	5,818,590	4,692,007	1,348,312

Net Investment Income (Loss)	$4,079,847	$11,865,074	$(694,663)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTE 1):

Net Realized Gain (Loss) From:

Investments	$81,827,866	$63,116,874	$20,701,597
Futures contracts	—	—	—
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	—	—

Net Realized Gain (Loss)	81,827,866	63,116,874	20,701,597

Change in Net Unrealized Appreciation (Depreciation) From:

Investments	54,435,962	(65,671,201)	12,624,065
Futures contracts	—	—	—
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	—	—

Change in Net Unrealized Appreciation (Depreciation)	54,435,962	(65,671,201)	12,624,065

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Swap Contracts and Foreign Currency Transactions	136,263,828	(2,554,327)	33,325,662

Total Increase (Decrease) in Net Assets from Operations	$140,343,675	$9,310,747	$32,630,999

(a)	Includes foreign capital gains tax of $5,465 and $97,676 for International Equity Investments and Emerging Markets Equity Investments, respectively.
(b)	Net increase (decrease) in accrued foreign capital gains taxes of $14,782 and $(202,649) for International Equity Investments and Emerging Markets Equity Investments, respectively.

See Notes to Financial Statements.

Small Capitalization Value Equity Investments	International Equity Investments		Emerging Markets Equity Investments		Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments

$2,873,629	$8,198,648		$2,758,269		$30,883	$61,171	$—	$—	$—
1,981	5,807		2,136		5,844,314	7,825,057	3,243,377	1,443,750	251,568
90,857	248,174		48,290		1,121	41,977	—	—	—
—	—		142		—	—	—	—	—
(2,613)	(685,951)		(234,009)		—	—	—	—	—

2,963,854	7,766,678		2,574,828		5,876,318	7,928,205	3,243,377	1,443,750	251,568

1,087,597	3,756,693		1,536,442		1,552,976	858,843	658,941	155,498	133,036
14,578	56,747		19,503		43,124	12,184	13,809	4,347	17,224
45,729	299,059		187,589		310,743	89,958	122,474	18,429	56,563
21,109	88,154		24,554		68,023	13,675	19,158	6,407	27,133
44,506	64,426		51,901		35,199	31,559	33,148	2,087	40,139
3,474	16,975		7,027		23,843	4,625	6,714	2,151	9,315
23,519	30,146		39,535		50,010	31,648	47,750	25,618	18,699
10,894	11,343		12,024		11,041	11,810	12,088	12,128	12,232
9,522	9,521		10,160		9,522	9,780	8,983	8,799	9,521
3,188	19,589		4,310		15,760	2,240	4,583	1,206	4,678
—	—		—		1,961	—	1,619	—	—

1,264,116	4,352,653		1,893,045		2,122,202	1,066,322	929,267	236,670	328,540
(6,977)	(137,385)		(186,821)		(21,622)	(190,569)	—	—	(78,450)

1,257,139	4,215,268		1,706,224		2,100,580	875,753	929,267	236,670	250,090

$1,706,715	$3,551,410		$868,604		$3,775,738	$7,052,452	$2,314,110	$1,207,080	$1,478

$15,828,480	$(2,800,556	)(a)	$(2,013,068	)(a)	$3,629,669	$(4,775,663)	$(1,415,827)	$32,242	$(583)
—	—		—		2,429,022	—	1,114,274	—	—
—	—		—		762,628	—	185,005	—	—
—	—		—		10,626	—	(249,022)	—	—
—	—		—		(2,383,787)	—	(744,902)	—	—
—	(392,202)		(70,741)		5,646,326	—	27,485,628	—	—

15,828,480	(3,192,758)		(2,083,809)		10,094,484	(4,775,663)	26,375,156	32,242	(583)

(23,202,887)	(22,384,272	)(b)	(40,738,923	)(b)	2,612,753	(9,289,479)	(14,498,461)	268,719	—
—	—		—		(135,495)	—	(177,358)	—	—
—	—		—		20,665	—	40,686	—	—
—	—		—		(1,129)	—	(41,140)	—	—
—	—		—		18,133	—	(4,228,380)	—	—
—	(37,934)		(6,420)		198,468	—	1,596,516	—	—

(23,202,887)	(22,422,206)		(40,745,343)		2,713,395	(9,289,479)	(17,308,137)	268,719	—

(7,374,407)	(25,614,964)		(42,829,152)		12,807,879	(14,065,142)	9,067,019	300,961	(583)

$(5,667,692)	$(22,063,554)		$(41,960,548)		$16,583,617	$(7,012,690)	$11,381,129	$1,508,041	$895

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2015 (unaudited) and Year Ended August 31, 2014

	Large Capitalization Growth Investments		Large Capitalization Value Equity Investments
	2015	2014	2015	2014
OPERATIONS:

Net investment income (loss)	$4,079,847	$5,351,099	$11,865,074	$22,311,769
Net realized gain (loss)	81,827,866	243,561,466	63,116,874	84,435,975
Change in unrealized appreciation (depreciation)	54,435,962	99,840,581	(65,671,201)	161,259,541

Increase (Decrease) in Net Assets From Operations	140,343,675	348,753,146	9,310,747	268,007,285

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(5,468,121)	(8,223,919)	(23,380,743)	(20,452,719)
Net realized gains	(191,632,667)	(116,252,191)	—	—

Decrease in Net Assets From Distributions to Shareholders	(197,100,788)	(124,476,110)	(23,380,743)	(20,452,719)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	28,078,093	264,426,959	36,060,591	292,776,028
Reinvestment of distributions	197,093,781	124,471,782	23,379,895	20,452,110
Cost of shares repurchased	(117,660,715)	(403,721,008)	(85,961,947)	(197,456,038)

Increase (Decrease) in Net Assets From Fund Share Transactions	107,511,159	(14,822,267)	(26,521,461)	115,772,100

Increase (Decrease) in Net Assets	50,754,046	209,454,769	(40,591,457)	363,326,666
NET ASSETS:

Beginning of period	1,780,037,668	1,570,582,899	1,467,588,085	1,104,261,419

End of period*†	$1,830,791,714	$1,780,037,668	$1,426,996,628	$1,467,588,085

* Includes undistributed net investment income of:	$3,879,460	$5,267,734	$4,211,841	$15,727,510

† Includes accumulated net investment loss of:	$—	$—	$—	$—

See Notes to Financial Statements.

Small Capitalization Growth Investments		Small Capitalization Value Equity Investments		International Equity Investments		Emerging Markets Equity Investments
2015	2014	2015	2014	2015	2014	2015	2014

$(694,663)	$(1,266,163)	$1,706,715	$3,955,396	$3,551,410	$19,455,098	$868,604	$5,877,283
20,701,597	63,068,296	15,828,480	27,330,782	(3,192,758)	77,405,957	(2,083,809)	(4,055,784)
12,624,065	(13,698,980)	(23,202,887)	15,264,896	(22,422,206)	504,558	(40,745,343)	72,652,810

32,630,999	48,103,153	(5,667,692)	46,551,074	(22,063,554)	97,365,613	(41,960,548)	74,474,309

—	—	(3,010,671)	(2,812,824)	(19,199,386)	(12,213,953)	(5,156,168)	(7,358,901)
(60,598,970)	(9,799,673)	(28,744,708)	(25,261,304)	—	—	—	(35,690,720)

(60,598,970)	(9,799,673)	(31,755,379)	(28,074,128)	(19,199,386)	(12,213,953)	(5,156,168)	(43,049,621)

6,901,546	21,521,048	9,737,051	55,462,187	53,428,333	378,960,260	15,975,912	58,269,385
60,596,534	9,799,293	31,719,271	28,051,943	19,199,114	12,213,598	5,156,168	43,048,055
(21,026,665)	(84,369,249)	(18,875,247)	(31,495,843)	(70,172,978)	(99,745,558)	(27,129,014)	(161,548,624)

46,471,415	(53,048,908)	22,581,075	52,018,287	2,454,469	291,428,300	(5,996,934)	(60,231,184)

18,503,444	(14,745,428)	(14,841,996)	70,495,233	(38,808,471)	376,579,960	(53,113,650)	(28,806,496)

296,352,444	311,097,872	289,374,357	218,879,124	1,149,228,655	772,648,695	385,390,496	414,196,992

$314,855,888	$296,352,444	$274,532,361	$289,374,357	$1,110,420,184	$1,149,228,655	$332,276,846	$385,390,496

$—	$68,774	$952,162	$2,256,118	$3,330,048	$18,978,024	$217,325	$4,504,889

$(625,889)	$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2015 (unaudited) and Year Ended August 31, 2014

	Core Fixed Income Investments
	2015	2014
OPERATIONS:

Net investment income (loss)	$3,775,738	$19,685,097
Net realized gain (loss)	10,094,484	13,212,807
Change in unrealized appreciation (depreciation)	2,713,395	21,261,384

Increase (Decrease) in Net Assets From Operations	16,583,617	54,159,288

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(9,393,072)	(23,795,682)
Net realized gains	(10,910,011)	—

Decrease in Net Assets From Distributions to Shareholders	(20,303,083)	(23,795,682)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	15,035,592	101,726,242
Reinvestment of distributions	20,302,924	23,795,267
Cost of shares repurchased	(57,593,741)	(293,591,431)

Increase (Decrease) in Net Assets From Fund Share Transactions	(22,255,225)	(168,069,922)

Increase (Decrease) in Net Assets	(25,974,691)	(137,706,316)
NET ASSETS:

Beginning of period	799,101,227	936,807,543

End of period*†	$773,126,536	$799,101,227

* Includes undistributed net investment income of:	$—	$—

† Includes accumulated net investment loss and dividends in excess of net investment income of:	$(6,228,160)	$(610,826)

See Notes to Financial Statements.

High Yield Investments		International Fixed Income Investments		Municipal Bond Investments		Money Market Investments
2015	2014	2015	2014	2015	2014	2015	2014

$7,052,452	$10,594,030	$2,314,110	$5,501,170	$1,207,080	$2,530,593	$1,478	$2,856
(4,775,663)	2,500,347	26,375,156	(2,939,708)	32,242	513,812	(583)	362
(9,289,479)	3,431,312	(17,308,137)	16,760,564	268,719	4,358,889	—	—

(7,012,690)	16,525,689	11,381,129	19,322,026	1,508,041	7,403,294	895	3,218

(7,972,739)	(11,814,472)	(15,363,960)	(17,201,477)	(1,207,870)	(2,531,172)	(1,478)	(2,854)
—	—	—	—	(413,483)	—	(4,010)	—

(7,972,739)	(11,814,472)	(15,363,960)	(17,201,477)	(1,621,353)	(2,531,172)	(5,488)	(2,854)

14,725,067	155,615,893	8,018,287	41,475,314	3,593,127	18,631,793	105,450,201	178,917,685
7,973,181	11,813,241	15,363,812	17,200,635	1,621,393	2,530,949	5,477	2,840
(18,322,588)	(25,374,912)	(19,231,937)	(111,017,975)	(4,911,772)	(28,873,453)	(121,283,107)	(310,888,302)

4,375,660	142,054,222	4,150,162	(52,342,026)	302,748	(7,710,711)	(15,827,429)	(131,967,777)

(10,609,769)	146,765,439	167,331	(50,221,477)	189,436	(2,838,589)	(15,832,022)	131,967,413

257,523,319	110,757,880	267,253,902	317,475,379	77,562,818	80,401,407	334,939,449	466,906,862

$246,913,550	$257,523,319	$267,421,233	$267,253,902	$77,752,254	$77,562,818	$319,107,427	$334,939,449

$183,273	$1,103,560	$—	$4,713,483	$340,027	$340,817	$228	$228

$—	$—	$(8,336,367)	$—	$—	$—	$—	$—

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Growth Investments
	2015(1)		2014	2013	2012	2011	2010
Net asset value, Beginning of Period	$22.19		$19.29	$16.39	$14.24	$11.80	$11.15

Income from Operations:
Net investment income(2)	0.05		0.07	0.11	0.06	0.07	0.03
Net realized and unrealized gain	1.65		4.47	2.85	2.17	2.40	0.68

Total Income from Operations	1.70		4.54	2.96	2.23	2.47	0.71

Less Distributions From:
Net investment income	(0.07)		(0.11)	(0.06)	(0.08)	(0.03)	(0.06)
Net realized gain	(2.44)		(1.53)	—	—	—	—

Total Distributions	(2.51)		(1.64)	(0.06)	(0.08)	(0.03)	(0.06)

Net Asset Value, End of Period	$21.38		$22.19	$19.29	$16.39	$14.24	$11.80

Total Return(3)	8.18%		24.35%	18.11%	15.71%	20.89%	6.30%
Net Assets, End of Period (millions)	$1,831		$1,780	$1,571	$1,566	$1,738	$1,495
Ratios to Average Net Assets:
Gross expenses	0.66	%(4)	0.67%	0.69%	0.69%	0.68%	0.70%
Net expenses	0.66	(4)	0.67	0.69	0.69	0.68	0.70 (5)
Net investment income	0.47	(4)	0.33	0.60	0.40	0.47	0.22
Portfolio Turnover Rate	30%		56%	57%	66%	76%	92%

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Large Capitalization Value Equity Investments
	2015(1)		2014	2013	2012	2011	2010
Net asset value, Beginning of Period	$13.54		$11.24	$9.44	$8.58	$7.54	$7.34

Income (Loss) from Operations:
Net investment income(2)	0.11		0.20	0.21	0.19	0.17	0.19
Net realized and unrealized gain (loss)	(0.02)		2.29	1.80	0.87	1.07	0.23

Total Income from Operations	0.09		2.49	2.01	1.06	1.24	0.42

Less Distributions From:
Net investment income	(0.22)		(0.19)	(0.21)	(0.20)	(0.20)	(0.22)

Total Distributions	(0.22)		(0.19)	(0.21)	(0.20)	(0.20)	(0.22)

Net Asset Value, End of Period	$13.41		$13.54	$11.24	$9.44	$8.58	$7.54

Total Return(3)	0.68%		22.37%	21.71%	12.50%	16.46%	5.67%
Net Assets, End of Period (millions)	$1,427		$1,468	$1,104	$1,087	$1,220	$1,102
Ratios to Average Net Assets:
Gross expenses	0.67	%(4)	0.67%	0.70%	0.69%	0.68%	0.69%
Net expenses	0.67	(4)(5)	0.67 (5)	0.70	0.69	0.68	0.69 (5)
Net investment income	1.69	(4)	1.64	2.07	2.15	1.95	2.43
Portfolio Turnover Rate	23%		24%	48%	32%	38%	104%

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Growth Investments
	2015(1)		2014	2013		2012	2011	2010
Net asset value, Beginning of Period	$28.53		$25.22	$19.81		$17.76	$14.62	$12.99

Income (Loss) from Operations:
Net investment loss(2)	(0.06)		(0.12)	(0.00	)(3)	(0.07)	(0.07)	(0.09)
Net realized and unrealized gain	2.79		4.36	5.41		2.12	3.21	1.72

Total Income from Operations	2.73		4.24	5.41		2.05	3.14	1.63

Less Distribution From:
Net realized gain	(5.95)		(0.93)	—		—	—	—

Total Distributions	(5.95)		(0.93)	—		—	—	—

Net Asset Value, End of Period	$25.31		$28.53	$25.22		$19.81	$17.76	$14.62

Total Return(4)	11.41%		16.91%	27.31%		11.54%	21.48%	12.55%
Net Assets, End of Period (millions)	$315		$296	$311		$247	$278	$262
Ratios to Average Net Assets:
Gross expenses	0.92	%(5)	0.92%	0.97%		0.98%	0.95%	0.99%
Net expenses(6)	0.92	(5)	0.92	0.97		0.97	0.93	0.98
Net investment loss	(0.47	)(5)	(0.42)	(0.02)		(0.40)	(0.37)	(0.56)
Portfolio Turnover Rate	42%		80%	90%		68%	73%	84%

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $(0.01) per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

Small Capitalization Value Equity Investments
	2015(1)		2014	2013	2012	2011	2010
Net asset value, Beginning of Period	$15.56		$14.45	$12.97	$11.20	$9.57	$8.67

Income (Loss) from Operations:
Net investment income(2)	0.09		0.22	0.18	0.11	0.10	0.08
Net realized and unrealized gain (loss)	(0.41)		2.58	2.59	1.77	1.68	0.90

Total Income (Loss) from Operations	(0.32)		2.80	2.77	1.88	1.78	0.98

Less Distributions From:
Net investment income	(0.16)		(0.17)	(0.22)	(0.11)	(0.15)	(0.08)
Net realized gain	(1.57)		(1.52)	(1.07)	—	—	—

Total Distributions	(1.73)		(1.69)	(1.29)	(0.11)	(0.15)	(0.08)

Net Asset Value, End of Period	$13.51		$15.56	$14.45	$12.97	$11.20	$9.57

Total Return(3)	(1.90)%		20.17%	23.18%	16.93%	18.52%	11.35%
Net Assets, End of Period (millions)	$275		$289	$219	$195	$223	$203
Ratios to Average Net Assets:
Gross expenses	0.93	%(4)	0.92%	1.00%	0.99%	0.98%	0.98%
Net expenses(5)	0.92	(4)	0.91	0.99	0.98	0.95	0.97
Net investment income	1.26	(4)	1.47	1.29	0.91	0.85	0.86
Portfolio Turnover Rate	20%		31%	32%	24%	36%	25%

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments
	2015(1)		2014		2013		2012	2011	2010
Net asset value, Beginning of Period	$12.03		$10.92		$9.58		$9.77	$9.02	$8.97

Income (Loss) from Operations:
Net investment income(2)	0.04		0.22		0.20		0.17	0.15	0.14
Net realized and unrealized gain (loss)	(0.28)		1.03		1.27		(0.18)	0.76	0.15

Total Income (Loss) from Operations	(0.24)		1.25		1.47		(0.01)	0.91	0.29

Less Distributions From:
Net investment income	(0.20)		(0.14)		(0.13)		(0.18)	(0.16)	(0.24)

Total Distributions	(0.20)		(0.14)		(0.13)		(0.18)	(0.16)	(0.24)

Net Asset Value, End of Period	$11.59		$12.03		$10.92		$9.58	$9.77	$9.02

Total Return(3)	(1.93)%		11.45%		15.47%		(0.06)%	9.97%	3.12%
Net Assets, End of Period (millions)	$1,110		$1,149		$773		$444	$536	$795
Ratios to Average Net Assets:
Gross expenses	0.81	%(4)	0.81	%(4)	0.84	%(4)	0.91%	0.84%	0.85	%(4)
Net expenses(5)	0.79	(4)	0.77	(4)	0.83	(4)	0.90	0.82	0.84	(4)
Net investment income	0.66	(4)	1.83	(4)	1.88	(4)	1.80	1.41	1.52	(4)
Portfolio Turnover Rate	24%		95%		63%		75%	70%	73%

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

Emerging Markets Equity Investments
	2015(1)		2014	2013	2012	2011	2010
Net asset value, Beginning of Period	$14.54		$13.67	$14.46	$15.85	$14.79	$12.80

Income (Loss) from Operations:
Net investment income(2)	0.03		0.20	0.21	0.29	0.31	0.23
Net realized and unrealized gain (loss)	(1.62)		2.36	(0.69)	(1.33)	0.99	1.90

Total Income (Loss) from Operations	(1.59)		2.56	(0.48)	(1.04)	1.30	2.13

Less Distributions From:
Net investment income	(0.20)		(0.29)	(0.31)	(0.35)	(0.24)	(0.14)
Net realized gain	—		(1.40)	—	—	—	—

Total Distributions	(0.20)		(1.69)	(0.31)	(0.35)	(0.24)	(0.14)

Net Asset Value, End of Period	$12.75		$14.54	$13.67	$14.46	$15.85	$14.79

Total Return(3)	(10.95)%		19.97%	(3.54)%	(6.52)%	8.67%	16.69%
Net Assets, End of Period (millions)	$332		$385	$414	$695	$841	$809
Ratios to Average Net Assets:
Gross expenses	1.11	%(4)	1.09%	1.10%	1.06%	1.05%	1.08%
Net expenses(5)	1.00	(4)	0.99	0.99	0.93	0.91	0.94
Net investment income	0.51	(4)	1.49	1.39	1.98	1.87	1.57
Portfolio Turnover Rate	11%		29%	89%	40%	42%	53%

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Investments
	2015(1)		2014		2013		2012	2011	2010
Net asset value, Beginning of Period	$8.44		$8.17		$8.87		$8.58	$8.81	$8.25

Income (Loss) from Operations:
Net investment income(2)	0.04		0.18		0.20		0.25	0.28	0.32
Net realized and unrealized gain (loss)	0.14		0.31		(0.30)		0.38	0.05	0.71

Total Income (Loss) from Operations	0.18		0.49		(0.10)		0.63	0.33	1.03

Less Distributions From:
Net investment income	(0.10)		(0.22)		(0.24)		(0.27)	(0.29)	(0.33)
Net realized gain	(0.12)		—		(0.36)		(0.07)	(0.27)	(0.14)

Total Distributions	(0.22)		(0.22)		(0.60)		(0.34)	(0.56)	(0.47)

Net Asset Value, End of Period	$8.40		$8.44		$8.17		$8.87	$8.58	$8.81

Total Return(3)	2.16%		6.10%		(1.31)%		7.58%	3.93%	12.93%
Net Assets, End of Period (millions)	$773		$799		$937		$1,022	$1,067	$1,001
Ratios to Average Net Assets:
Gross expenses	0.54	%(4)(5)	0.53	%(5)	0.54	%(5)	0.52%	0.52%	0.53	%(5)
Net expenses(6)	0.54	(4)(5)	0.53	(5)	0.54	(5)	0.52	0.52	0.53	(5)
Net investment income	0.97	(4)	2.19		2.30		2.85	3.23	3.79
Portfolio Turnover Rate	232%		446%		421%		429%	390%	257%

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents less than 0.01%.
(6)	Reflects fee waivers and/or expense reimbursements.

High Yield Investments
	2015(1)		2014		2013		2012	2011	2010
Net asset value, Beginning of Period	$4.41		$4.27		$4.24		$4.15	$4.14	$3.77

Income (Loss) from Operations:
Net investment income(2)	0.12		0.24		0.27		0.29	0.36	0.37
Net realized and unrealized gain (loss)	(0.23)		0.17		0.07		0.16	0.02	0.38

Total Income (Loss) from Operations	(0.11)		0.41		0.34		0.45	0.38	0.75

Less Distributions From:
Net investment income	(0.14)		(0.27)		(0.31)		(0.36)	(0.37)	(0.38)

Total Distributions	(0.14)		(0.27)		(0.31)		(0.36)	(0.37)	(0.38)

Net Asset Value, End of Period	$4.16		$4.41		$4.27		$4.24	$4.15	$4.14

Total Return(3)	(2.57)%		9.75%		8.07%		11.57%	9.01%	20.41%
Net Assets, End of Period (millions)	$247		$258		$111		$269	$198	$190
Ratios to Average Net Assets:
Gross expenses	0.87	%(4)	0.92	%(4)	0.93	%(4)	0.97%	0.88%	0.95	%(4)
Net expenses(5)	0.71	(4)	0.76	(4)	0.78	(4)	0.81	0.72	0.79	(4)
Net investment income	5.75	(4)	5.53	(4)	6.25	(4)	7.58	8.26	9.06	(4)
Portfolio Turnover Rate	22%		57%		86%		101%	62%	74%

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Investments
	2015(1)		2014		2013		2012	2011	2010
Net asset value, Beginning of Period	$8.04		$8.02		$8.56		$7.99	$8.41	$7.77

Income (Loss) from Operations:
Net investment income(2)	0.07		0.16		0.18		0.19	0.23	0.19
Net realized and unrealized gain (loss)	0.26		0.40		(0.23)		0.41	(0.15)	0.83

Total Income (Loss) from Operations	0.33		0.56		(0.05)		0.60	0.08	1.02

Less Distributions From:
Net investment income	(0.47)		(0.54)		(0.49)		(0.03)	(0.50)	(0.38)

Total Distributions	(0.47)		(0.54)		(0.49)		(0.03)	(0.50)	(0.38)

Net Asset Value, End of Period	$7.90		$8.04		$8.02		$8.56	$7.99	$8.41

Total Return(3)	4.27%		7.36%		(0.77)%		7.53%	1.21%	13.55%
Net Assets, End of Period (millions)	$267		$267		$317		$431	$227	$220
Ratios to Average Net Assets:
Gross expenses	0.71	%(4)(5)	0.76	%(5)	0.69	%(5)	0.64%	0.72%	0.79%
Net expenses	0.71	(4)(5)	0.76	(5)	0.69	(5)	0.63 (6)	0.72 (6)	0.79
Net investment income	1.76	(4)(5)	2.00		2.12		2.25	2.86	2.44
Portfolio Turnover Rate	229%		397%		198%		223%	150%	93%

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents less than 0.01%, 0.04% and less than 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.

Municipal Bond Investments
	2015(1)		2014	2013	2012	2011	2010
Net asset value, Beginning of Period	$9.76		$9.21	$9.88	$9.48	$9.63	$9.09

Income (Loss) from Operations:
Net investment income(2)	0.15		0.29	0.29	0.28	0.30	0.31
Net realized and unrealized gain (loss)	0.04		0.55	(0.67)	0.40	(0.15)	0.54

Total Income (Loss) from Operations	0.19		0.84	(0.38)	0.68	0.15	0.85

Less Distributions From:
Net investment income	(0.15)		(0.29)	(0.29)	(0.28)	(0.30)	(0.31)
Net realized gain	(0.05)		—	—	—	—	—

Total Distributions	(0.20)		(0.29)	(0.29)	(0.28)	(0.30)	(0.31)

Net Asset Value, End of Period	$9.75		$9.76	$9.21	$9.88	$9.48	$9.63

Total Return(3)	1.98%		9.24%	(4.01)%	7.23%	1.71%	9.59%
Net Assets, End of Period (millions)	$78		$78	$80	$89	$88	$92
Ratios to Average Net Assets:
Gross expenses	0.61	%(4)	0.59%	0.61%	0.57%	0.58%	0.62%
Net expenses	0.61	(4)	0.59	0.61	0.57	0.58	0.62
Net investment income	3.11	(4)	3.03	2.92	2.83	3.27	3.39
Portfolio Turnover Rate	0%		19%	9%	26%	20%	2%

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Money Market Investments
	2015(1)		2014		2013		2012		2011		2010
Net asset value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from Operations:
Net investment income(2)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net realized and unrealized gain	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01

Total Income from Operations	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01

Less Distributions From:
Net investment income	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)
Net realized gain	(0.00	)(4)	—		—		—		(0.00	)(4)	(0.01)

Total Distributions	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(5)	0.00%		0.00%		0.00%		0.02%		0.01%		0.85%
Net Assets, End of Period (millions)	$319		$335		$467		$238		$119		$125
Ratios to Average Net Assets:
Gross expenses	0.20	%(7)	0.23%		0.21%		0.23%		0.29%		0.34%
Net expenses(8)	0.15	(7)	0.13		0.16		0.22		0.21		0.27
Net investment income	0.00	(6)(7)	0.00	(6)	0.00	(6)	0.03		0.00	(6)	0.01

(1)	For the six months ended February 28, 2015 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $0.01 per share.
(4)	Amounts represent less than $(0.01) per share.
(5)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 3.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(6)	Amounts represent less than 0.01% per share.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Investments, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Portfolio securities of Money Market Investments are valued at amortized cost, which approximates market value. Equity securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Investments and International Equity Investments use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign

Notes to Financial Statements

(unaudited) (continued)

exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use

Notes to Financial Statements

(unaudited) (continued)

inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 28, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$375,629,457	$375,629,457	$—	$—
Consumer Staples	87,127,652	87,127,652	—	—
Energy	82,380,966	82,380,966	—	—
Financials	120,858,976	120,858,976	—	—
Health Care	359,294,982	359,294,982	—	—
Industrials	116,017,305	116,017,305	—	—
Information Technology	581,182,252	581,182,252	—	—
Materials	38,938,480	38,938,480	—	—
Telecommunication Services	17,594,488	17,594,488	—	—
Short-Term Investments:
Money Market Fund	28,369,184	28,369,184	—	—
Time Deposits	34,094,460	—	34,094,460	—

Total Investments, at value	$1,841,488,202	$1,807,393,742	$34,094,460	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$152,770,299	$152,770,299	$—	$—
Consumer Staples	50,019,947	50,019,947	—	—
Energy	154,076,148	154,076,148	—	—
Financials	328,714,555	328,714,555	—	—
Health Care	189,470,638	189,470,638	—	—
Industrials	138,173,093	138,173,093	—	—
Information Technology	185,722,840	185,722,840	—	—
Materials	76,906,382	76,906,382	—	—
Telecommunication Services	48,773,614	48,773,614	—	—
Utilities	50,840,540	50,840,540	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments:
Money Market Fund	$37,657,674	$37,657,674	$—	$—
Time Deposits	45,872,471	—	45,872,471	—

Total Investments, at value	$1,458,998,201	$1,413,125,730	$45,872,471	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$53,221,099	$53,221,099	$—	$—
Consumer Staples	5,863,943	5,863,943	—	—
Energy	11,392,896	11,392,896	—	—
Financials	19,728,758	19,728,758	—	—
Health Care	84,326,993	84,326,993	—	—
Industrials	46,844,298	46,844,298	—	—
Information Technology	66,822,721	66,822,721	—	—
Materials	9,752,055	9,752,055	—	—
Telecommunication Services	2,695,678	2,695,678	—	—
Utilities	716,872	716,872	—	—
Short-Term Investments:
Money Market Fund	52,077,363	52,077,363	—	—
Time Deposits	12,746,989	—	12,746,989	—

Total Investments, at value	$366,189,665	$353,442,676	$12,746,989	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$29,496,019	$29,496,019	$—	$—
Consumer Staples	10,025,474	10,025,474	—	—
Energy	8,936,348	8,936,348	—	—
Financials	63,858,230	63,858,230	—	—
Health Care	12,423,523	12,423,523	—	—
Industrials	67,482,734	67,482,734	—	—
Information Technology	20,945,363	20,945,363	—	—
Materials	35,607,376	35,607,376	—	—
Telecommunication Services	382,782	382,782	—	—
Utilities	5,318,153	5,318,153	—	—
Exchange-Traded Securities:
Energy	3,087,850	3,087,850	—	—
Financials	1,436,196	1,436,196	—	—
Materials	89,901	89,901	—	—
Short-Term Investments:
Money Market Fund	16,185,410	16,185,410	—	—
Time Deposit	15,396,753	—	15,396,753	—

Total Investments, at value	$290,672,112	$275,275,359	$15,396,753	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2015		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Investments
Investments, at value
Common Stocks:
France	$124,649,651		$—	$124,649,651	$—
Germany	112,194,154		—	112,194,154	—
Japan	164,083,444		—	164,083,444	—
Switzerland	92,328,594		—	92,328,594	—
United Kingdom	228,130,378	*	—	228,130,378	—	*
Other Countries**	342,565,914	*	45,477,790	297,088,124	—	*
Preferred Stocks:
Germany	300,842		293,518	7,324	—
Italy	324,636		—	324,636	—
Right:
United Kingdom	—	*	—	—	—	*
Exchange-Traded Security:
Guernsey	314,261		—	314,261	—
Short-Term Investments:
Money Market Fund	16,744,305		16,744,305	—	—
Time Deposits	30,280,816		—	30,280,816	—

Total – Investments, at value	$1,111,916,995	*	$62,515,613	$1,049,401,382	$—	*

Emerging Markets Equity Investments***
Investments, at value
Common Stocks:
Brazil	$38,958,548		$38,958,548	$—	$—
China	40,210,190		15,238,017	24,972,173	—
India	50,204,272		4,079,660	46,124,612	—
South Africa	17,346,758		—	17,346,758	—
South Korea	23,874,261		—	23,874,261	—
Taiwan	20,639,086		8,262,930	12,376,156	—
Other Countries**	120,625,783		33,824,353	86,801,430	—
Preferred Stocks:
Brazil	2,180,661		2,180,661	—	—
India	27,260		27,260	—	—
Right:
Brazil	3,762		3,762	—	—
Short-Term Investments:
Money Market Fund	10,489,182		10,489,182	—	—
Time Deposits	17,837,701		—	17,837,701	—

Total – Investments, at value	$342,397,464		$113,064,373	$229,333,091	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Investments
Investments, at value
Corporate Bonds & Notes	$233,440,981 *	$—	$233,440,981	$—	*
U.S. Government & Agency Obligations	222,831,206	—	222,831,206	—
Mortgage-Backed Securities	185,290,627	—	185,290,627	—
Collateralized Mortgage Obligations	110,132,577	—	107,324,089	2,808,488
Sovereign Bonds	15,174,796	—	15,174,796	—
Asset-Backed Securities	12,143,116	—	12,143,116	—
Municipal Bonds	7,057,296	—	7,057,296	—
Senior Loans	651,089	—	651,089	—
Preferred Stock:
Financials	788,058	788,058	—	—
Common Stocks:
Consumer Discretionary	14,935	14,935	—	—
Warrants:
Consumer Discretionary	6,999	6,999	—	—
Convertible Preferred Stock:
Consumer Discretionary	— *	—	—	—	*
Purchased Options	141,734	5,688	136,046	—
Short-Term Investments:
Certificates of Deposit	1,100,000	—	1,100,000	—
Commercial Paper	3,697,241	—	3,697,241	—
Corporate Note	2,175,789	—	2,175,789	—
Money Market Fund	1,764,284	1,764,284	—	—
Repurchase Agreements	6,200,000	—	6,200,000	—
Time Deposits	40,839,839	—	40,839,839	—
U.S. Government Agencies	23,479,408	—	23,479,408	—
U.S. Government Obligations	3,350,890	—	3,350,890	—

Total Investments, at value	$870,280,865 *	$2,579,964	$864,892,413	$2,808,488	*

Other Financial Instruments
Futures Contracts	$11,164	$11,164	$—	$—
Options Contracts Written	(182,839)	(6,581)	(176,258)	—
Forward Foreign Currency Contracts	1,717,258	—	1,717,258	—
OTC Credit Default Swaps	(108,014)	—	(108,014)	—
Forward Sale Commitments	(427,692)	—	(427,692)	—
OTC Interest Rate Swaps	(196,679)	—	(196,679)	—
Reverse Repurchase Agreements	(3,069,125)	—	(3,069,125)	—
Centrally Cleared Interest Rate Swaps	256,387	—	256,387	—
Centrally Cleared Credit Default Swaps	(1,815)	—	(1,815)	—

Total Other Financial Instruments	$(2,001,355)	$4,583	$(2,005,938)	$—

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$226,870,578 *	$—	$226,439,256	$431,322	*
Senior Loans	920,269	—	920,269	—
Preferred Stocks:
Financials	1,459,864	1,459,864	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks:
Consumer Discretionary	$— *	$—	$—	$—	*
Energy	236,882	—	—	236,882
Health Care	116,200	—	—	116,200
Industrials	89,103	89,103	—	—
Materials	23,450	23,450	—	—
Warrants:
Financials	39,130	39,130	—	—
Short-Term Investments:
Money Market Fund	5,901,489	5,901,489	—	—
Time Deposits	12,650,065	—	12,650,065	—

Total Investments, at value	$248,307,030	$7,513,036	$240,009,590	$784,404

International Fixed Income Investments
Investments, at value
Sovereign Bonds
Italy	$37,778,506	$—	$37,778,506	$—
Spain	28,127,302	—	28,127,302	—
Other Countries*	68,572,984	—	68,572,984	—
Corporate Bonds & Notes
Denmark	19,013,465	—	19,013,465	—
United States	14,433,767	—	14,433,767	—
Other Countries*	47,319,884	—	47,319,884	—
Collateralized Mortgage Obligations	21,083,094	—	20,794,951	288,143
U.S. Government & Agency Obligations	17,421,129	—	17,421,129	—
Mortgage-Backed Securities	2,030,060	—	2,030,060	—
Asset-Backed Securities	1,173,967	—	1,173,967	—
Municipal Bonds	335,182	—	335,182	—
Purchased Options	39,198	—	39,198	—
Short-Term Investments:
Repurchase Agreements	14,200,000	—	14,200,000	—
Sovereign Bonds	5,595,885	—	5,595,885	—
Time Deposits	4,999,076	—	4,999,076	—
U.S. Government Agencies	1,399,914	—	1,399,914	—

Total - Investments, at value	$283,523,413	$—	$283,235,270	$288,143

Other Financial Instruments
Futures Contracts	$192,102	$192,102	$—	$—
Options Contracts Written	(72,803)	(9,166)	(63,637)	—
Forward Foreign Currency Contracts	1,821,433	—	1,821,433	—
Forward Sale Commitments	(32,198,406)	—	(32,198,406)	—
OTC Credit Default Swaps	110,136	—	110,136	—
OTC Interest Rate Swaps	45,562	—	45,562	—
Centrally Cleared Interest Rate Swaps	(993,697)	—	(993,697)	—
OTC Cross-Currency Swaps	(2,160,663)	—	(2,160,663)	—

Total Other Financial Instruments	$(33,256,336)	$182,936	$(33,439,272)	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2015	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Investments
Investments, at value
Municipal Bonds	$75,051,077	$—	$75,051,077	$—
Short-Term Investments:
Time Deposit	2,200,145	—	2,200,145	—

Total Investments, at value	$77,251,222	$—	$77,251,222	$—

Money Market Investments
Investments, at value
Short-Term Investments:
Certificates of Deposit	$93,000,150	$—	$93,000,150	$—
Commercial Paper	133,963,379	—	133,963,379	—
Time Deposits	481,448	—	481,448	—
U.S. Government Agencies	89,385,200	—	89,385,200	—

Total Investments, at value	$316,830,177	$—	$316,830,177	$—

*	Includes securities that are fair valued at $0.
**	Other Countries represents Countries that are individually less than 5% of Total Net Assets.
***	Includes $708,996 for Emerging Markets Equity Investments that was classified as Level 1 at August 31, 2014 and is now classified as Level 2 due to application of a fair value adjustment by the fair valuation pricing service for such security at February 28, 2015 that was not required at August 31, 2014.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended February 28, 2015, there were no transfers from Level 2 to Level 3.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2014, through February 28, 2015:

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes	Convertible Preffered Stocks	Rights	Credit Default Swaps
International Equity Investments
Balance as of August 31, 2014	$10,505	*	$—	$—	*	$—	$—	$10,505	$—
Total realized gain (loss)	—		—	—		—	—	—	—
Change in unrealized appreciation (depreciation)	(10,505)		—	—		—	—	(10,505)	—
Purchases	—		—	—		—	—	—	—
(Sales)	—		—	—		—	—	—	—
Transfers In	—		—	—		—	—	—	—
Transfers Out	—		—	—		—	—	—	—

Balance as of February 28, 2015	$—	*	$—	$—	*	$—	$—	$— *	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2015	$(10,505	)*	$—	$—	*	$—	$—	$(10,505)	$—

Notes to Financial Statements

(unaudited) (continued)

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes		Convertible Preffered Stocks		Rights	Credit Default Swaps
Core Fixed Income Investments
Balance as of August 31, 2014	$—	*	$—	$—	$—	*	$—	*	$—	$—
Total realized gain (loss)	—		—	—	—		—		—	—
Change in unrealized appreciation (depreciation)	800		800	—	—		—		—	—
Purchases	400,000		400,000	—	—		—		—	—
(Sales)	—		—	—	—		—		—	—
Transfers In	2,407,688		2,407,688	—	—		—		—	—
Transfers Out	—		—	—	—		—		—	—

Balance as of February 28, 2015	$2,808,488	*	$2,808,488	$—	$—	*	$—	*	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2015	$(12,475)		$(12,475)	$—	$—		$—		$—	$—

High Yield Investments
Balance as of August 31, 2014	$1,081,709	*	$—	$601,991	$479,718	*	$—		$—	$—
Total realized gain (loss)	746		—	—	746		—		—	—
Accrued discounts (premiums)	1,525		—	—	1,525		—		—	—
Change in unrealized appreciation (depreciation)	(325,698)		—	(248,909)	(76,789)		—		—	—
Purchases	26,869		—	—	26,869		—		—	—
(Sales)	(747)		—	—	(747)		—		—	—
Transfers In	—		—	—	—		—		—	—
Transfers Out	—		—	—	—		—		—	—

Balance as of February 28, 2015	$784,404	*	$—	$353,082 *	$431,322		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2015	$(323,691)		$—	$(248,909)	$(74,782)		$—		$—	$—

International Fixed Income Investments
Balance as of August 31, 2014	$—		$—	$—	$—		$—		$—	$—
Total realized gain (loss)	—		—	—	—		—		—	—
Accrued discounts (premiums)	—		—	—	—		—		—	—
Change in unrealized appreciation (depreciation)	—		—	—	—		—		—	—
Purchases	—		—	—	—		—		—	—
(Sales)	—		—	—	—		—		—	—
Transfers In	288,143		288,143	—	—		—		—	—
Transfers Out	—		—	—	—		—		—	—

Balance as of February 28, 2015	$288,143		$288,143	$—	$—		$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2015	$—		$—	$—	$—		$—		$—	$—

*	Includes securities that are fair valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

Notes to Financial Statements

(unaudited) (continued)

All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign

Notes to Financial Statements

(unaudited) (continued)

currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as “Net change in unrealized appreciation (depreciation) from Investments” on the Statement of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as “Net realized gain (loss) from Investments” on the Statement of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as “Net realized gain (loss) from investments” on the Statement of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Notes to Financial Statements

(unaudited) (continued)

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(x) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a

Notes to Financial Statements

(unaudited) (continued)

later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2015:

Core Fixed Income Investments

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2015:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased Options (c)	$141,734	$—	$—	$—	$141,734
Unrealized appreciation on open futures contracts (b)	300,175	—	—	—	300,175
Unrealized appreciation on open forward foreign currency contracts (d)	—	3,407,982	—	—	3,407,982
Unrealized appreciation on centrally cleared swaps (f)	633,938	—	—	—	633,938
Swap contracts, at value (c)	298,525	—	113,596	—	412,121

	$1,374,372	$3,407,982	$113,596	$—	$4,895,950

Liability derivatives
Options contracts written outstanding (a)	$139,637	$43,202	$—	$—	$182,839
Unrealized depreciation on open futures contracts (b)	289,011	—	—	—	289,011
Unrealized depreciation on open forward foreign currency contracts (a)	—	1,690,724	—	—	1,690,724
Unrealized depreciation on centrally cleared swaps (f)	393,980	—	1,815	—	395,795
Swap contracts, at value (a)	496,224	—	452,311	—	948,535

	$1,318,852	$1,733,926	$454,126	$—	$3,506,904

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2015:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(61,050)	$—	$—	$—	$(61,050)
Net realized gain (loss) on futures contracts	2,429,022	—	—	—	2,429,022
Net realized gain (loss) on options written	585,340	168,058	9,230	—	762,628
Net realized gain (loss) on swaps contracts	(2,280,670)	—	(103,117)	—	(2,383,787)
Net realized gain (loss) on forward foreign currency contracts	—	5,687,758	—	—	5,687,758

	$672,642	$5,855,816	$(93,887)	$—	$6,434,571

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$(127,158)	$—	$—	$—	$(127,158)
Net change in unrealized appreciation (depreciation) on futures contracts	(135,495)	—	—	—	(135,495)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	261,881	—	—	261,881
Net change in unrealized appreciation (depreciation) on swaps contracts	347,439	(329,306)	—	—	18,133
Net change in unrealized appreciation (depreciation) on options written	(5,034)	25,699	—	—	20,665

	$79,752	$(41,726)	$—	$—	$38,026

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2015:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased Options (c)	$—	$39,198	$—	$—	$39,198
Unrealized appreciation on open futures contracts (b)	418,152	—	—	—	418,152
Unrealized appreciation on open forward foreign currency contracts (d)	—	4,293,860	—	—	4,293,860
Unrealized appreciation on centrally cleared swaps (f)	213,254	—	—	—	213,254
Swap contracts, at value (c)	54,019	—	98,229	—	152,248

	$685,425	$4,333,058	$98,229	$—	$5,116,712

Liability derivatives
Options contracts written outstanding (a)	$9,166	$63,637	$—	$—	$72,803
Unrealized depreciation on open futures contracts (b)	226,050	—	—	—	226,050
Unrealized depreciation on open forward foreign currency contracts (a)	—	2,472,427	—	—	2,472,427
Unrealized depreciation on centrally cleared swaps (f)	1,206,951	—	—	—	1,206,951
Swap contracts, at value (a)	24,828	2,608,919	135,773	—	2,769,520

	$1,466,995	$5,144,983	$135,773	$—	$6,747,751

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2015:

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$—	$22,269	$—	$—	$22,269
Net realized gain (loss) on futures contracts	1,114,274	—	—	—	1,114,274
Net realized gain (loss) on options written	110,753	73,935	317	—	185,005
Net realized gain (loss) on swaps contracts	590,626	(1,801,905)	466,377	—	(744,902)
Net realized gain (loss) on forward foreign currency contracts	—	25,754,682	—	—	25,754,682

	$1,815,653	$24,048,981	$466,694	$—	$26,331,328

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$—	$7,254	$—	$—	$7,254
Net change in unrealized appreciation (depreciation) on futures contracts	(177,358)	—	—	—	(177,358)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(1,241,446)	—	—	(1,241,446)
Net change in unrealized appreciation (depreciation) on swaps contracts	(1,629,845)	(2,144,544)	(453,991)	—	(4,228,380)
Net change in unrealized appreciation (depreciation) on options written	(4,491)	45,479	(302)	—	40,686

	$(1,811,694)	$(3,333,257)	$(454,293)	$—	$(5,599,244)

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on open swap contracts or options contracts written, at value.
(b)	Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table in the Fund’s Schedule of Investments.
(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on open swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.

Notes to Financial Statements

(unaudited) (continued)

(e)	Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(f)	Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the “Open Swap Contracts” table in the Fund’s Schedule of Investments.

The average notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the average market value of options contracts written and purchased options outstanding during the period ended February 28, 2015, were as follows:

Core Fixed Income Investments

	Interest rate risk	Foreign exchange risk	Credit Risk	Equity risk	Total
Purchased Options	$39,336	$—	$—	$—	$39,336
Futures contracts	220,846,877	—	—	—	220,846,877
Option contracts written	44,180	39,030	3,588	—	86,798
Swap contracts	263,907,143	—	20,042,857	—	283,950,000
Forward foreign currency contracts	—	155,522,649	—	—	155,522,649

International Fixed Income Investments

	Interest rate risk	Foreign exchange risk	Credit Risk	Equity risk	Total
Purchased Options	$—	$9,074	$—	$—	$9,074
Futures contracts	99,851,945	—	—	—	99,851,945
Option contracts written	3,309	70,906	2	—	74,217
Swap contracts	4,769,907,143	24,762,857	19,992,857	—	4,814,662,857
Forward foreign currency contracts	—	619,626,260	—	—	619,626,260

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is

Notes to Financial Statements

(unaudited) (continued)

maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with its borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall on collateral value under certain circumstances. See Note 1 (u).

The following table presents financial instruments that are subject to enforceable netting arrangements as of February 28, 2015.

Funds	Gross Asset Amount Presented in Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Capitalization Growth Investments	$27,485,198	—	$(27,485,198)	$0
Large Capitalization Value Investments	37,033,056	—	(37,033,056)	0
Small Capitalization Growth Investments	50,714,257	—	(50,714,257)	0
Small Capitalization Value Equity Investments	15,748,173	—	(15,748,173)	0
International Equity Investments	15,923,714	—	(15,923,714)	0
Emerging Markets Equity Investments	9,597,567	—	(9,597,567)	0
Core Fixed Income Investments	1,741,932	—	(1,741,932)	0
High Yield Investments	5,661,760	—	(5,661,760)	0

(a)	Represents market value of securities on loan at period end.
(b)	The Funds received cash collateral of $28,369,184, $37,657,674, $52,077,363, $16,185,410, $16,744,305, $10,489,182, $1,764,284 and $5,901,489, respectively, which was subsequently invested in Invesco STIT— Government & Agency Portfolio as reported in the Schedules of Investments.
(c)	The actual collateral received is greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the

Notes to Financial Statements

(unaudited) (continued)

Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

Notes to Financial Statements

(unaudited) (continued)

(n) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2014 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(r) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(s) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a

Notes to Financial Statements

(unaudited) (continued)

financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(t) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(u) Disclosure about Offsetting Assets and Liabilities. In December 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) which requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 was amended by ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) to clarify the investments and transactions that are subject to disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The Funds’ adopted ASU for the current reporting period. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 28, 2015 are shown on a gross basis and the required disclosures under ASU 2011-01 are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2015.

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the Funds do not offset amounts of reported assets and liabilities in the Statements of Assets and Liabilities across transactions between a Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Fund under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of the liability for cash collateral due to brokers at February 28, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Notes to Financial Statements

(unaudited) (continued)

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, (Reverse) Repurchase agreements and Securities-Lending available for offset under a master netting agreement, or similar agreement as of February 28, 2015.

	Derivative Instruments as of February 28, 2015
	Assets	Liabilities
	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Core Fixed Investments:
Forward foreign currency contracts	$3,407,982	$1,690,724
Options contracts (a)	136,046	109,030
Swap contracts (b)	404,936	709,629

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$3,948,964	$2,509,383

International Fixed Income Investments:
Forward foreign currency contracts	$4,293,860	$2,472,427
Options contracts (a)	39,198	63,637
Swap contracts (b)	241,822	2,246,786

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$4,574,880	$4,782,850

(a)	Excludes exchange-traded derivatives.
(b)	The total value of the net amounts of assets and liabilities is comprised of Swap contracts, at value on the Statements of Assets and Liabilities less the net value of the Upfront premiums paid (received) disclosed in the Fund’s Schedule of Investments.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2015.

	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (b)	Net Amount (c)
Core Fixed Investments:
Over-the-counter
Bank of America	$1,369,473	$(88,054)	$(1,100,000)	$181,419
Barclays Bank PLC	926,933	(926,933)	—	—
BNP Paribas SA	125,076	(125,076)	—	—
Citigroup Global Markets Inc	224,499	(59,980)	(164,519)	—
Credit Suisse Securities (USA) LLC	164,606	—	—	164,606
Deutsche Bank AG	286,579	(113,605)	(100,000)	72,974
Goldman Sachs & Co	24,287	(24,287)	—	—
HSBC Bank USA	99,373	(75,854)	—	23,519
JPMorgan Chase & Co	727,399	(542,102)	—	185,297
UBS Securities LLC	739	(88)	—	651

Total Over-the-counter derivative instruments	$3,948,964	$(1,955,979)	$(1,364,519)	$628,466

Notes to Financial Statements

(unaudited) (continued)

	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (d)	Collateral Pledged (b)	Net Amount (e)
Core Fixed Investments:
Over-the-counter
Bank of America	$88,054	$(88,054)	$—	$—
Barclays Bank PLC	966,827	(926,933)	—	39,894
BNP Paribas SA	566,030	(125,076)	—	440,954
Citigroup Global Markets Inc	59,980	(59,980)	—	—
Deutsche Bank AG	113,605	(113,605)	—	—
Goldman Sachs & Co	67,595	(24,287)	—	43,308
HSBC Bank USA	75,854	(75,854)	—	—
JPMorgan Chase & Co	542,102	(542,102)	—	—
Royal Bank of Scotland PLC	20,997	—	—	20,997
Standard Chartered Bank	8,251	—	—	8,251
UBS Securities LLC	88	(88)	—	—

Total Over-the-counter derivative instruments	$2,509,383	$(1,955,979)	$—	$553,404

	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (b)	Net Amount (c)
International Fixed Income Investments:
Over-the-counter
Bank of America	$718,769	$(718,769)	$—	$—
Barclays Bank PLC	96,403	(96,403)	—	—
BNP Paribas SA	164,642	(164,642)	—	—
Citigroup Global Markets Inc	664,333	(219,568)	(444,765)	—
Deutsche Bank AG	101,355	(101,355)	—	—
Goldman Sachs & Co	1,297,270	(1,297,270)	—	—
HSBC Bank USA	1,027,524	(113,038)	(870,000)	44,486
JPMorgan Chase & Co	373,541	(301,749)	—	71,792
Royal Bank of Scotland PLC	47,118	(19,301)	—	27,817
Standard Chartered Bank	676	(676)	—	—
UBS Securities LLC	83,249	(83,249)	—	—

Total Over-the-counter derivative instruments	$4,574,880	$(3,116,020)	$(1,314,765)	$144,095

Notes to Financial Statements

(unaudited) (continued)

	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (d)	Collateral Pledged (b)	Net Amount (e)
International Fixed Income Investments:
Over-the-counter
Bank of America	$845,641	$(718,769)	$—	$126,872
Barclays Bank PLC	154,331	(96,403)	—	57,928
BNP Paribas SA	808,497	(164,642)	—	643,855
Citigroup Global Markets Inc	219,568	(219,568)	—	—
Deutsche Bank AG	416,337	(101,355)	—	314,982
Goldman Sachs & Co	1,597,034	(1,297,270)	—	299,764
HSBC Bank USA	113,038	(113,038)	—	—
JPMorgan Chase & Co	301,749	(301,749)	—	—
Royal Bank of Scotland PLC	19,301	(19,301)	—	—
Societe General SA	92,300	—	—	92,300
Standard Chartered Bank	2,352	(676)	—	1,676
UBS Securities LLC	212,702	(83,249)	—	129,453

Total Over-the-counter derivative instruments	$4,782,850	$(3,116,020)	$—	$1,666,830

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to over collateralization.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(e)	Net amount represents the net amount payable from the counterparty in the event of default.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of MSSBH, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser a sub-advisory fee from its investment management fees.

The maximum allowable investment management fee represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 28, 2015, are indicated below:

Fund	Subadvisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Capitalization Growth Investments	0.37%	0.23%	0.60%
Large Capitalization Value Equity Investments	0.30%	0.30%	0.60%
Small Capitalization Growth Investments	0.50%	0.30%	0.80%
Small Capitalization Value Equity Investments	0.49%	0.30%	0.80%
International Equity Investments	0.37%	0.30%	0.70%
Emerging Markets Equity Investments	0.49%	0.30%	0.90%
Core Fixed Income Investments	0.19%	0.20%	0.40%
High Yield Investments	0.29%	0.25%	0.70%
International Fixed Income Investments	0.26%	0.24%	0.50%
Municipal Bond Investments	0.20%	0.20%	0.40%
Money Market Investments *	0.08%	0.00%	0.08%

*	The Manager voluntarily waived and/or reimbursed certain fees or expense to maintain a positive yield. For the period ended February 28, 2015, the Manager reimbursed the Fund $78,450.

Notes to Financial Statements

(unaudited) (continued)

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 28, 2015, the amounts waived and/or reimbursed by the Manager were as follows:

Fund
Large Capitalization Value Equity Investments	$30,216
Small Capitalization Growth Investments	5,104
Small Capitalization Value Equity Investments	6,977
International Equity Investments	137,385
Emerging Markets Equity Investments	186,821
Core Fixed Income Investments	21,622
High Yield Investments	190,569

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

For the period ended February 28, 2015, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, and Citigroup Global Markets Inc. (“CGMI”), received brokerage commissions of:

Fund	Commission Dollars to CGMI	Commission Dollars to MS&Co.	Commission Aggregate
Large Capitalization Growth Investments	$19,025	$4,903	$23,928
Large Capitalization Value Equity Investments	12,542	6,852	19394
Small Capitalization Growth Investments	2,877	1,033	3,910
Small Capitalization Value Equity Investments	349	114	463
International Equity Investments	44,007	4,885	48,892
Emerging Markets Equity Investments	5,522	—	5,522

All officers, with the exception of the Funds’ Chief Compliance Officer (“CCO”), do not receive compensation directly from the Trust. The Funds bear a portion of the CCO’s annual compensation.

3. Investments

During the period ended February 28, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Investments		US Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Large Capitalization Growth Investments	$512,730,847	$603,337,184	$—	$—
Large Capitalization Value Equity Investments	317,282,969	353,699,452	—	—
Small Capitalization Growth Investments	120,982,709	138,899,946	—	—
Small Capitalization Value Equity Investments	52,941,198	61,545,961	—	—
International Equity Investments	247,334,906	254,869,220	—	—
Emerging Markets Equity Investments	35,447,931	54,765,514	—	—
Core Fixed Income Investments	69,297,889	99,158,792	1,064,921,498	991,760,818
High Yield Investments	59,395,590	50,765,863	—	—
International Fixed Income Investments	138,672,981	116,503,678	438,320,835	462,087,861
Municipal Bond Investments	—	1,119,693	—	—

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$655,178,082	$(12,483,543)	$642,694,539
Large Capitalization Value Equity Investments	350,230,742	(27,680,762)	322,549,980
Small Capitalization Growth Investments	83,531,030	(5,649,764)	77,881,266
Small Capitalization Value Equity Investments	68,958,468	(13,480,625)	55,477,843
International Equity Investments	190,607,433	(129,315,402)	61,292,031
Emerging Markets Equity Investments	79,768,178	(52,650,406)	72,117,772
Core Fixed Income Investments	33,335,316	(9,360,160)	23,975,156
High Yield Investments	4,752,454	(9,433,465)	(4,681,011)
International Fixed Income Investments	24,616,998	(32,049,040)	(7,432,042)
Municipal Bond Investments	6,491,721	—	6,491,721
Money Market Investments	—	—	—

4. Shares of Beneficial Interest

At February 28, 2015, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2015, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Six months ended February 28, 2015	Year ended August 31, 2014
Large Capitalization Growth Investments
Shares sold	1,320,877	12,366,557
Shares issued on reinvestment	9,623,719	6,165,022
Shares repurchased	(5,529,270)	(19,735,817)

Net Increase (Decrease)	5,415,326	(1,204,238)

Large Capitalization Value Equity Investments
Shares sold	2,745,497	24,022,081
Shares issued on reinvestment	1,761,861	1,691,655
Shares repurchased	(6,510,977)	(15,551,093)

Net Increase (Decrease)	(2,003,619)	10,162,643

Small Capitalization Growth Investments
Shares sold	266,124	771,083
Shares issued on reinvestment	2,605,182	353,254
Shares repurchased	(819,481)	(3,073,273)

Net Increase (Decrease)	2,051,825	(1,948,936)

Small Capitalization Value Equity Investments
Shares sold	692,251	3,589,353
Shares issued on reinvestment	2,379,540	1,929,295
Shares repurchased	(1,343,805)	(2,077,176)

Net Increase	1,727,986	3,441,472

Notes to Financial Statements

(unaudited) (continued)

	Six months ended February 28, 2015	Year ended August 31, 2014
International Equity Investments
Shares sold	4,737,165	32,103,189
Shares issued on reinvestment	1,708,106	1,034,174
Shares repurchased	(6,193,588)	(8,350,211)

Net Increase	251,683	24,787,152

Emerging Markets Equity Investments
Shares sold	1,229,693	4,170,124
Shares issued on reinvestment	404,405	3,256,283
Shares repurchased	(2,076,745)	(11,227,992)

Net Decrease	(442,647)	(3,801,585)

Core Fixed Income Investments
Shares sold	1,788,628	12,310,395
Shares issued on reinvestment	2,430,196	2,856,005
Shares repurchased	(6,852,727)	(35,172,048)

Net Decrease	(2,633,903)	(20,005,648)

High Yield Investments
Shares sold	3,499,298	35,494,848
Shares issued on reinvestment	1,903,601	2,684,815
Shares repurchased	(4,363,340)	(5,764,894)

Net Increase	1,039,559	32,414,769

International Fixed Income Investments
Shares sold	1,010,265	5,244,975
Shares issued on reinvestment	1,997,895	2,272,211
Shares repurchased	(2,431,106)	(13,828,448)

Net Increase (Decrease)	577,054	(6,311,262)

Municipal Bond Investments
Shares sold	367,442	1,965,811
Shares issued on reinvestment	165,823	264,973
Shares repurchased	(501,000)	(3,019,390)

Net Increase (Decrease)	32,265	(788,606)

Money Market Investments
Shares sold	105,450,201	178,917,685
Shares issued on reinvestment	5,477	2,839
Shares repurchased	(121,283,107)	(310,888,303)

Net Decrease	(15,827,429)	(131,967,779)

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

Notes to Financial Statements

(unaudited) (continued)

As of August 31, 2014, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Growth Investments	Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments
8/31/2014	$—	$—	$—	$—	$—	$—
8/31/2015	—	—	—	—	—	—
8/31/2016	—	—	—	—	—	—
8/31/2017	—	—	—	—	—	—
8/31/2018	—	276,781,593	—	—	240,498,962	—
8/31/2019	—	—	—	—	—	—
8/31/2020	—	—	—	—	—	—
8/31/2021	—	—	—	—	—	—
Non-expiring:
Short-Term	—	—	—	—	—	—
Long-Term	—	—	—	—	—	—

	$—	$276,781,593	$—	$—	$240,498,962	$—

Year of Expiration	Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments
8/31/2014	$—	$—	$—	$—	$—
8/31/2015	—	—	—	—	—
8/31/2016	—	—	—	—	—
8/31/2017	—	6,697,249	4,975,707	—	—
8/31/2018	—	5,672,191	—	—	—
8/31/2019	—	—	—	—	—
8/31/2020	—	—	—	—	—
8/31/2021	—	—	—	—	—
Non-expiring:
Short-Term	—	—	—	—	—
Long-Term	—	—	—	—	—

	$—	$12,369,440	$4,975,707	$—	$—

These amounts will be available to offset any future taxable capital gains.

During the year ended August 31, 2014 the Large Capitalization Value Equity Investments, International Equity Investments and High Yield Investments utilized $81,393,931, $73,229,834 and $1,816,911 capital loss carryforwards, respectively.

6. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any additional events or transactions that would require recognition or disclosure in the financial statements other than the distribution information below.

As of March 27, 2015, Pacific Investment Management Company LLC is no longer a subadviser to Core Fixed Income Investments.

Subsequent to February 28, 2015, the Funds made the following distributions:

Record Date Payable Date	Core Fixed Income Investments	High Yield Investments	Municipal Bond Investments	Money Market Investments
3/30/15-3/31/15	$0.016254	$0.023560	$0.025921	$0.0000008

Additional Information

(unaudited)

Trustees and Officers of the Trust

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Funds’ distributor, investment advisers, custodian, transfer agent and administrator. The day-to-day operations of the Funds are delegated to the Funds’ Manager, Consulting Group Advisory Services LLC (“CGAS”), a business of Morgan Smith Barney Holdings LLC.

The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Funds. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (“1940 Act”), is indicated by a double asterisk.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

John J. Murphy Murphy Capital Management, Inc. 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Chairman and Trustee	Since 2002 (Chairman since 2010)	Founder and Senior Principal, Murphy Capital Management (investment management) (1983-present)	11	Trustee, Legg Mason Partners Equity Trust (52 funds, 2007-present); Trustee, UBS Funds (35 funds, 2009-present); Director, Fort Dearborn Income Securities (2013-present); and formerly, Trustee, Nicholas Applegate Funds (12 funds) (2005-2010)

Adela Cepeda c/o Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995-present)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (9 funds, 2005-present); Trustee, UBS Funds (35 funds, 2004-present); Director, Fort Dearborn Income Securities (2000-present); formerly, Director, Amalgamated Bank of Chicago (2003-2012); and formerly, Director, Municipal Securities Rulemaking Board (2010-2012)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

W. Thomas Matthews 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Co-Treasurer, Congressional Medal of Honor Foundation (2009-present); Chairman, Congressional Medal of Honor Foundation (2005-2009); and Chairman, Augusta Warrior Project (2013-present)

Mark J. Reed North American Management 1 North Brentwood Blvd., Suite 1510 Clayton, MO 63105 Birth Year: 1964	Trustee	Since 2007	Principal & Portfolio Manager, North American Management Corp. (2013-present); and Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc., (1988-2013)	11	None

Eric T. McKissack, CFA® Channing Capital Management, LLC 10 S. LaSalle Street Chicago, IL 60603 Birth Year: 1953	Trustee	Since 2013	Founder and Chief Executive Officer, Channing Capital Management, LLC (investment management) (2004-present)	11	Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); Director, Rehabilitation Institute of Chicago (2000-present); and Director, Urban Gateways (1995-present); and formerly, Director, ICMA Retirement Corp. (2005-2012)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INTERESTED TRUSTEE

James J. Tracy** Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Trustee Chief Executive Officer and President	Since 2013 Since 2013, previously, 2007-2010	Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-present); Director, Morgan Stanley (2012-present); Managing Director, Director of National Sales and Business Development, Morgan Stanley (2011-2012); Managing Director and Chief Operating Officer of Distribution and Development for Global Wealth Management, Morgan Stanley (2010-2011); Managing Director, Director of Consulting Group (2009-2010)	11	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Francis Smith Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer (“CFO”) and Treasurer	Since 2014	Executive Director, Morgan Stanley (2001-present); Treasurer (2003-present) and Principal Financial Officer (2002-present) of various Morgan Stanley Funds

Paul F. Gallagher Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Executive Director, Counsel, Morgan Stanley (2011-present); and Executive Director and Associate General Counsel, Morgan Stanley (2009-2011)

Philip Stack Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1964	Chief Compliance Officer	Since 2013	Executive Director, Morgan Stanley (2015-present); Vice President, Morgan Stanley (2013-2015); Vice President Corporate Audit Group – Compliance, Morgan Stanley (2012-2013); Vice President, Director of Investment Compliance and Risk Management, Gannett Welsh & Kotler (2008-2012)

Donna Marley Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1955	Chief Operating Officer	Since 2011	Executive Director, Morgan Stanley (2009-present); Director, Consulting Group Product Governance, Morgan Stanley (2011-present); Director, Consulting Group Risk Management, Morgan Stanley (2009-2011)

Charles P. Graves, III Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1962	Chief Administrative Officer	Since 2011	Managing Director, Morgan Stanley (2015-present); Executive Director, Head of Global Investment Solutions, Morgan Stanley (2013-present); Director of Third Party Programs, Consulting Group and Morgan Stanley (2011-2013); and Director, Senior Portfolio Manager, Private Portfolio Group, Morgan Stanley (2008-2011)

Vincenzo Alomia, CIMA® Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009	Executive Director, Senior Portfolio Manager, Portfolio Advisory Services (“PAS”), Morgan Stanley (2012-present); Vice President, Senior Portfolio Manager, PAS, Morgan Stanley (2009-2013)

Jason B. Moore Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2011	Managing Director, Morgan Stanley (2012-present); Executive Director, Morgan Stanley (2011-2012); Managing Director, Bank of America Merrill Lynch (2010-2011); Executive Director, Morgan Stanley (2009-2010)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Franco Piarulli, CIMA® Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1970	Investment Officer	Since 2011	Managing Director, Morgan Stanley (2013-present); Executive Director, Senior Portfolio Manager & Director of Portfolio Construction, PAS, Morgan Stanley (2009-present)

Jay T. Shearon Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2007	Executive Director, Morgan Stanley (2012-present); Vice President, Morgan Stanley (2009-2012)

Joel W. Stickney Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1971	Investment Officer	Since 2013	Executive Director, Director of Third Party-Managed Programs, Consulting Group, Morgan Stanley (2013-present); Director of Business Development, Consulting Group, Morgan Stanley (2012-2013); Chief Operating Officer, Consulting Group, Morgan Stanley (2010-2012); Director of Business Planning & Strategy, Investment Products & Services, Morgan Stanley (2009-2010)

Roger Paradiso Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1966	Investment Officer	Since 2014	Managing Director, Morgan Stanley (2008-present); Managing Director, Investment Solutions and Portfolio Development, Consulting Group (2008-present)

Kevin Flanagan Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1961	Investment Officer	Since 2014	Managing Director, Morgan Stanley (2011- present); Senior Investment Officer for PAS, Morgan Stanley (2014-present); Chief Fixed Income Strategist, Morgan Stanley (2001-2014)

Bahadir Sarana Morgan Stanley 485 Lexington Avenue New York, NY 10172 Birth Year: 1977	Anti-Money Laundering (“AML”) Compliance Officer	Since 2014	Executive Director and Head of AML for Morgan Stanley Wealth Management, Morgan Stanley (2014-present); Executive Director and Deputy AML Compliance Officer, Morgan Stanley (2013-2014); Executive Director and Director of AML Investigations for Morgan Stanley Wealth Management, Morgan Stanley (2009-2013)

Steven Ross Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present); Vice President, Morgan Stanley (2005-2013)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Robert Creaney Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1974	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2009-present); Vice President, Morgan Stanley (1997-2009)

Michael Conklin Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1977	Assistant Treasurer	Since 2014	Vice President, Morgan Stanley (2013-present); Vice President, First Trust Portfolios (2009-2013)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

*	Each Trustee remains in office until they resign, retire or are removed.
**	Mr. Tracy is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2014:

	Large Capitalization Growth Investments	Large Capitalization Value Equity Investments	Small Capitalization Value Equity Investments	International Equity Investments	Emerging Markets Equity Investments
Record Date:	12/5/2013	12/5/2013	12/5/2013	12/5/2013	12/5/2013
Payable Date:	12/9/2013	12/9/2013	12/9/2013	12/9/2013	12/9/2013
Ordinary Income:
Qualified Dividend Income for Individuals	82.92%	100.00%	59.61%	77.42%	92.28%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	74.01%	100.00%	59.26%	—	—
Foreign Source Income	—	—	—	98.81%*	96.42%*
Foreign Tax Paid Per Share	—	—	—	$0.01162	$0.0487
Long-Term Capital Gain Dividend	—	—	—	—	—

	Core Fixed Income Investments	High Yield Investments	International Fixed Income Investments	Municipal Bond Investments	Money Market Investments
Record Date:	12/5/2013	12/5/2013	Monthly	Monthly	Monthly
Payable Date:	12/9/2013	12/9/2013	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	—	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations
Interest from Tax-Exempt Obligations	—	—	—	100.00%
Interest from Federal Obligations	37.48%	—	16.08%	—	12.51%
Long-Term Capital Gain Dividend	$0.1101	—	—	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

TK 2120A, 2/15

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/cgcm and (3) on the SEC’s website at www.sec.gov.

© 2015 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

ITEM 2.	CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6.	INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ James J. Tracy
James J. Tracy
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Tracy
James J. Tracy
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 4, 2015

Consulting Group Capital Markets Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Consulting Group Capital Markets Funds

Date:	May 4, 2015